UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                     Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end:  April 30

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                                                     Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2019, through October 31, 2019. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

The U.S. economy continued to expand, albeit at a more modest pace than in 2018, as robust consumer spending and a strong labor market offset weakness in the manufacturing sector and business investment. After an upbeat start to the year, growth in U.S. Gross Domestic Product (“GDP”) maintained a positive trajectory, but decelerated, posting quarter-over-quarter annualized growth rates of 2.0% and 1.9% in the second and third quarters, respectively. An escalating trade war with China and fears that a global slowdown might spread contagion to the United States, led the Federal Reserve (“the Fed”) to cut interest rates three times this year to a range of 1.50%-1.75%. The U.S. labor market tightened further, dropping to a 3.6% unemployment rate, a near five-decade low. Although wage growth began to show signs of life, inflation drifted below the Fed’s 2% target with the Core Personal Consumption Expenditure Price Index1 (excludes the volatile components of food and energy) dropping to 1.7%. The Fed has signaled that they are on hold for now, and the market is not expecting cuts or hikes in the near term.

Economic activity outside of the U.S. was less encouraging, but downside risks appear to be receding. Growth in Europe was sluggish, while China expanded at its slowest pace in three decades. Heightened uncertainty and a decline in business investment—both byproducts of the U.S.-China trade war and Brexit—hit international economies the hardest, particularly in export-dependent countries such as Germany. Over the past month, the balance of risks has improved markedly with the U.S. and China moving toward a trade pact and a no-deal Brexit looking less likely. Synchronized easing across global central banks strengthens the case for a future recovery in economic activity, in our view.

Bond markets

Fixed income markets generated strong returns between May and October, as interest rates plummeted. The 30-year U.S. Treasury yield fell to an all-time low and the benchmark 10-year yield dropped by nearly a third alongside a flurry of dovish central bank activity. Global economic weakness, escalating trade tensions, and the inversion of the yield curve triggered a flight to quality that benefited taxable investment-grade credit over high yield. Tax-exempt bonds performed well as strong inflows outpaced new supply, which was below historical levels.

For the six-month period May 1, 2019 to October 31, 2019, certain Bloomberg Barclays indices performed as follows:2

Bloomberg	Bloomberg	Bloomberg	Bloomberg	Bloomberg
Barclays U.S.	Barclays U.S.	Barclays U.S.	Barclays	Barclays U.S.
Treasury Bond	Aggregate Bond	Credit Bond	Municipal Bond	Corporate High Yield
Index[3]	Index[4]	Index[5]	Index[6]	Bond Index[7]
5.85%	5.71%	7.46%	3.54%	2.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

ii

Equity markets

After a solid start to the year, U.S. large-cap equities retained leadership during this period as better-than-feared corporate earnings, supportive monetary policy, and trade optimism contributed to strong returns. Equity markets were particularly volatile. The CBOE Volatility Index8 (VIX) hit its highest level of the year in early August, while three major pullbacks impacted the key regions. International equity markets, which are more leveraged to global trade, struggled to keep pace with the U.S. emerging markets, as a strong U.S. dollar and investors’ preference for safe-haven assets served as critical headwinds. A retrenchment in economic activity throughout the period hurt U.S. small-cap stocks, which are more cyclical than large-cap peers. The strongest leg of performance for all segments came with a recent easing of geopolitical tensions as renewed risk appetite supported outperformance of international and U.S. small-cap equities later in the period.

For the six-month period May 1, 2019 to October 31, 2019, certain stock market indices performed as follows:

	Russell		MSCI Emerging
S&P 500®	2000®	MSCI EAFE	Markets (Net)
Index[9]	Index[10]	(Net) Index[11]	Index[12]
4.16%	-1.09%	3.35%	-1.67%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2019

October 31, 2019 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1. The Core Personal Consumption Expenditures Price Index, also known as the core PCE price index, is released as part of the monthly Personal Income and Outlays report. The core index makes it easier to see the underlying inflation trend by excluding two categories – food and energy – where prices tend to swing up and down more dramatically and more often than other prices. The core PCE price index is closely watched by the Federal Reserve as it conducts monetary policy.

2. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3. Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4. Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5. Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6. Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7. Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8. The CBOE Volatility Index, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of U.S. stock market risk and investors’ sentiments.

9. The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

11. MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12. MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized Net
	5/01/19	10/31/19	During Period[1]	Expense Ratio[2]

WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,035.20	$1.28	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.88	$1.27	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2019, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	22.3%
Health Care	13.7%
Financials	13.2%
Consumer Discretionary	10.2%
Communication Services	9.9%
Industrials	9.6%
Consumer Staples	6.8%
Energy	4.0%
Real Estate	3.9%
Utilities	3.3%
Materials	2.8%
Investment Companies	0.2%
Rights	0.0%[3]
Warrant	0.0%[3]
Cash Equivalents[1]	1.1%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.7%

COMMUNICATION SERVICES – 9.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	134,802	$5,188,529
CenturyLink, Inc.	19,585	253,430
GCI Liberty, Inc., Class A*	2,461	172,221
Verizon Communications, Inc.	77,600	4,692,472
Zayo Group Holdings, Inc.*	3,400	116,076

		$10,422,728

ENTERTAINMENT – 1.8%
Activision Blizzard, Inc.	14,670	821,960
Cinemark Holdings, Inc.	800	29,280
Electronic Arts, Inc.*	5,810	560,084

Description	Number of Shares	Value

Liberty Media Corp. - Liberty Formula One, Class A*	1,710	$69,135
Liberty Media Corp. - Liberty Formula One, Class C*	4,000	170,000
Live Nation Entertainment, Inc.*	3,570	251,685
Madison Square Garden Co., Class A (The)*	529	141,201
Netflix, Inc.*	7,700	2,213,057
Spotify Technology SA*	1,900	274,170
Take-Two Interactive Software, Inc.*	1,800	216,630
Viacom, Inc., Class B	6,400	137,984
Walt Disney Co. (The)	32,633	4,239,679
World Wrestling Entertainment, Inc., Class A#	700	39,228
Zynga, Inc., Class A*	17,600	108,592

		$9,272,685

INTERACTIVE MEDIA & SERVICES – 4.5%
Alphabet, Inc., Class A*	5,595	7,042,986

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

3	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Alphabet, Inc., Class C*	5,729	$7,219,170
Facebook, Inc., Class A*	44,980	8,620,417
IAC*	1,300	295,425
Match Group, Inc.#	1,500	109,485
TripAdvisor, Inc.*	2,200	88,880
Twitter, Inc.*	13,510	404,895
Zillow Group, Inc., Class A#,*	1,200	38,868
Zillow Group, Inc., Class C#,*	2,200	71,654

		$23,891,780

MEDIA – 1.5%
Altice USA, Inc., Class A*	3,700	114,515
AMC Networks, Inc., Class A*	1,685	73,382
Cable One, Inc.	140	185,552
CBS Corp., Class B	7,330	264,173
Charter Communications, Inc., Class A*	3,302	1,544,874
Comcast Corp., Class A	85,700	3,841,074
Discovery, Inc., Class C*	8,700	219,588
DISH Network Corp., Class A*	5,396	185,514
Fox Corp., Class A	2,876	92,147
Interpublic Group of Cos., Inc. (The)	6,020	130,935
John Wiley & Sons, Inc., Class A	200	9,214
Liberty Broadband Corp., Class A*	1,735	204,713
Liberty Broadband Corp., Class C*	571	67,418
Liberty Media Corp. - Liberty SiriusXM, Class A*	843	37,859
Liberty Media Corp. - Liberty SiriusXM, Class C*	3,786	171,089
New York Times Co., Class A (The)	1,700	52,530
News Corp., Class A	11,057	151,591
News Corp., Class B	300	4,236
Nexstar Media Group, Inc., Class A	400	38,916
Omnicom Group, Inc.	5,490	423,773
Sinclair Broadcast Group, Inc., Class A	1,100	43,824
Sirius XM Holdings, Inc.#	34,040	228,749

		$8,085,666

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.*	9,350	58,063
T-Mobile US, Inc.*	6,100	504,226

		$562,289

TOTAL COMMUNICATION SERVICES		$52,235,148

CONSUMER DISCRETIONARY – 10.2%

AUTO COMPONENTS – 0.2%
Adient PLC*	2,100	44,499
Aptiv PLC	4,450	398,497
BorgWarner, Inc.	4,380	182,558
Garrett Motion, Inc.*	1,577	14,982
Gentex Corp.	4,680	131,274

Description	Number of Shares	Value
Goodyear Tire & Rubber Co. (The)	2,750	$43,643
Lear Corp.	1,700	200,209
Visteon Corp.*	1,500	139,530

		$1,155,192

AUTOMOBILES – 0.5%
Ford Motor Co.	63,200	542,888
General Motors Co.	26,900	999,604
Harley-Davidson, Inc.	3,970	154,473
Tesla, Inc.#,*	2,518	792,969

		$2,489,934

DISTRIBUTORS – 0.1%
Genuine Parts Co.	3,520	361,082
LKQ Corp.*	3,480	118,285
Pool Corp.	200	41,480

		$520,847

DIVERSIFIED CONSUMER SERVICES – 0.1%
Bright Horizons Family Solutions, Inc.*	400	59,408
frontdoor, Inc.*	1,100	53,053
Graham Holdings Co., Class B	140	88,152
Grand Canyon Education, Inc.*	700	64,372
H&R Block, Inc.	2,900	72,471
Service Corp. International	4,170	189,652
ServiceMaster Global Holdings, Inc.*	2,280	92,066

		$619,174

HOTELS, RESTAURANTS & LEISURE – 2.0%
Aramark	2,600	113,776
Caesars Entertainment Corp.*	11,600	142,448
Carnival Corp.	6,200	265,918
Chipotle Mexican Grill, Inc.*	500	389,080
Choice Hotels International, Inc.	910	80,517
Darden Restaurants, Inc.	1,440	161,669
Domino’s Pizza, Inc.	900	244,458
Dunkin’ Brands Group, Inc.	2,100	165,102
Extended Stay America, Inc.	3,900	55,419
Hilton Grand Vacations, Inc.*	336	11,669
Hilton Worldwide Holdings, Inc.	4,353	422,067
Hyatt Hotels Corp., Class A	1,500	112,110
International Game Technology#	1,173	15,531
Las Vegas Sands Corp.	7,420	458,853
Marriott International, Inc., Class A	5,536	700,581
McDonald’s Corp.	14,749	2,901,128
MGM Resorts International	10,310	293,835
Norwegian Cruise Line Holdings Ltd.*	3,360	170,554
Restaurant Brands International LP	47	3,067
Royal Caribbean Cruises Ltd.	3,380	367,845
Six Flags Entertainment Corp.	1,700	71,723

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	4

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Starbucks Corp.	22,690	$1,918,666
Vail Resorts, Inc.	800	185,896
Wendy’s Co. (The)	200	4,236
Wyndham Destinations, Inc.	2,160	100,246
Wyndham Hotels & Resorts, Inc.	2,160	116,575
Wynn Resorts Ltd.	2,200	266,948
Yum China Holdings, Inc.	7,150	303,875
Yum! Brands, Inc.	6,550	666,200

		$10,709,992

HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	5,070	265,516
Garmin Ltd.	1,690	158,437
Leggett & Platt, Inc.	3,670	188,271
Lennar Corp., Class A	2,610	155,556
Lennar Corp., Class B	1,276	59,998
Mohawk Industries, Inc.*	1,100	157,718
Newell Brands, Inc.	9,169	173,936
NVR, Inc.*	30	109,098
PulteGroup, Inc.	6,190	242,896
Roku, Inc.*	900	132,480
Tempur Sealy International, Inc.*	1,000	90,950
Toll Brothers, Inc.	3,250	129,252
Whirlpool Corp.	950	144,514

		$2,008,622

INTERNET & CATALOG RETAIL – 3.2%
Amazon.com, Inc.*	7,760	13,786,882
Booking Holdings, Inc.*	830	1,700,479
eBay, Inc.	17,490	616,523
Etsy, Inc.*	2,200	97,878
Expedia Group, Inc.	2,352	321,424
GrubHub, Inc.#,*	1,900	64,714
Qurate Retail, Inc., Class A*	6,850	65,349
Wayfair, Inc., Class A#,*	1,100	90,453

		$16,743,702

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Brunswick Corp.	1,100	64,064
Hasbro, Inc.	2,390	232,571
Mattel, Inc.#,*	5,050	60,297
Polaris, Inc.	1,500	147,975

		$504,907

MULTILINE RETAIL – 0.5%
Dollar General Corp.	5,200	833,768
Dollar Tree, Inc.*	4,662	514,685
Kohl’s Corp.	2,910	149,167
Macy’s, Inc.	6,380	96,721
Nordstrom, Inc.#	2,080	74,672

Description	Number of Shares	Value
Ollie’s Bargain Outlet Holdings, Inc.#,*	800	$51,104
Target Corp.	9,060	968,605

		$2,688,722

SPECIALTY RETAIL – 2.4%
Advance Auto Parts, Inc.	1,450	235,596
AutoNation, Inc.*	480	24,408
AutoZone, Inc.*	460	526,415
Best Buy Co., Inc.	4,780	343,347
Burlington Stores, Inc.*	1,300	249,821
CarMax, Inc.*	3,100	288,827
Carvana Co.#,*	1,000	81,080
Five Below, Inc.*	600	75,066
Floor & Decor Holdings, Inc., Class A*	700	32,081
Foot Locker, Inc.	2,410	104,859
Gap, Inc. (The)	3,500	56,910
Home Depot, Inc. (The)	21,250	4,984,825
L Brands, Inc.	4,110	70,034
Lowe’s Cos., Inc.	15,500	1,729,955
O’Reilly Automotive, Inc.*	1,400	609,714
Ross Stores, Inc.	7,640	837,879
Tiffany & Co.#	2,450	305,049
TJX Cos., Inc. (The)	24,580	1,417,037
Tractor Supply Co.	1,400	133,028
Ulta Beauty, Inc.*	1,100	256,465
Urban Outfitters, Inc.*	2,800	80,360
Williams-Sonoma, Inc.#	1,040	69,462

		$12,512,218

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Capri Holdings Ltd*	2,900	90,103
Carter’s, Inc.	1,400	140,336
Hanesbrands, Inc.	6,100	92,781
Kontoor Brands, Inc.	864	32,832
Lululemon Athletica, Inc.*	1,600	326,832
NIKE, Inc., Class B	23,740	2,125,917
PVH Corp.	1,080	94,133
Ralph Lauren Corp.	700	67,242
Skechers U.S.A., Inc., Class A*	1,700	63,529
Tapestry, Inc.	5,110	132,145
Under Armour, Inc., Class A#,*	4,600	94,990
Under Armour, Inc., Class C*	3,522	65,157
VF Corp.	6,050	497,854

		$3,823,851

TOTAL CONSUMER DISCRETIONARY		$53,777,161

CONSUMER STAPLES – 6.8%

BEVERAGES – 1.8%
Brown-Forman Corp., Class A	1,100	68,365

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

5	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Brown-Forman Corp., Class B	4,525	$296,478
Coca-Cola Co. (The)	74,700	4,065,921
Constellation Brands, Inc., Class A	2,700	513,891
Keurig Dr. Pepper, Inc.	2,200	61,952
Molson Coors Brewing Co., Class B	2,700	142,344
Monster Beverage Corp.*	7,900	443,427
PepsiCo., Inc.	27,100	3,717,307

		$9,309,685

FOOD & STAPLES RETAILING – 1.4%
Casey’s General Stores, Inc.	300	51,243
Costco Wholesale Corp.	8,200	2,436,302
Kroger Co. (The)	12,600	310,464
Sprouts Farmers Market, Inc.*	600	11,646
Sysco Corp.	8,500	678,895
U.S. Foods Holding Corp.*	2,800	111,076
Walgreens Boots Alliance, Inc.	12,200	668,316
Walmart, Inc.	26,600	3,119,116

		$7,387,058

FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co.	11,900	500,276
Beyond Meat, Inc.#,*	200	16,890
Bunge Ltd.	3,300	178,200
Campbell Soup Co.	4,400	203,764
Conagra Brands, Inc.	9,800	265,090
Flowers Foods, Inc.	4,200	91,224
General Mills, Inc.	9,800	498,428
Hain Celestial Group, Inc. (The)*	2,200	52,008
Hershey Co. (The)	2,900	425,923
Hormel Foods Corp.	5,900	241,251
Ingredion, Inc.	1,200	94,800
JM Smucker Co. (The)	2,000	211,360
Kellogg Co.	3,800	241,414
Kraft Heinz Co. (The)	8,900	287,737
Lamb Weston Holdings, Inc.	2,900	226,316
McCormick & Co., Inc.	2,100	337,449
Mondelez International, Inc., Class A	24,900	1,306,005
Pilgrim’s Pride Corp.*	1,000	30,360
Post Holdings, Inc.*	1,000	102,900
TreeHouse Foods, Inc.*	1,500	81,030
Tyson Foods, Inc., Class A	5,800	480,182

		$5,872,607

HOUSEHOLD PRODUCTS – 1.6%
Church & Dwight Co., Inc.	4,400	307,736
Clorox Co. (The)	2,500	369,225
Colgate-Palmolive Co.	15,000	1,029,000
Energizer Holdings, Inc.#	1,400	59,486
Kimberly-Clark Corp.	6,500	863,720

Description	Number of Shares	Value
Procter & Gamble Co. (The)	47,500	$5,914,225
Spectrum Brands Holdings, Inc.	775	38,913

		$8,582,305

PERSONAL PRODUCTS – 0.2%
Coty, Inc., Class A	7,400	86,506
Estee Lauder Cos., Inc., Class A (The)	3,900	726,453
Herbalife Nutrition Ltd.*	1,700	75,939
Nu Skin Enterprises, Inc., Class A	1,100	49,038

		$937,936

TOBACCO – 0.7%
Altria Group, Inc.	32,000	1,433,280
Philip Morris International, Inc.	27,600	2,247,744

		$3,681,024

TOTAL CONSUMER STAPLES		$35,770,615

ENERGY – 4.0%

ENERGY EQUIPMENT & SERVICES – 0.3%
Apergy Corp.*	2,080	52,354
Baker Hughes Co.	8,700	186,180
Halliburton Co.	15,990	307,808
Helmerich & Payne, Inc.	2,260	84,750
National Oilwell Varco, Inc.	6,205	140,357
Patterson-UTI Energy, Inc.	4,200	34,944
Schlumberger Ltd.	22,346	730,491
Transocean Ltd.*	12,600	59,850

		$1,596,734

OIL, GAS & CONSUMABLE FUELS – 3.7%
Antero Resources Corp.*	6,500	16,250
Apache Corp.	6,940	150,320
Cabot Oil & Gas Corp.	8,700	162,168
Centennial Resource Development, Inc.,
Class A*	5,900	20,060
Cheniere Energy, Inc.*	4,830	297,287
Chesapeake Energy Corp.#,*	20,500	27,470
Chevron Corp.	35,420	4,113,679
Cimarex Energy Co.	1,600	67,552
CNX Resources Corp.*	4,800	40,464
Concho Resources, Inc.	3,400	229,568
ConocoPhillips	21,460	1,184,592
Continental Resources, Inc.*	2,220	65,423
Devon Energy Corp.	8,180	165,890
Diamondback Energy, Inc.	2,997	257,023
EOG Resources, Inc.	11,480	795,679
EQT Corp.	5,126	55,053
Equitrans Midstream Corp.	1,860	25,891
Extraction Oil & Gas, Inc.#,*	5,100	8,670
Exxon Mobil Corp.	77,093	5,209,174

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Hess Corp.	4,290	$282,067
HollyFrontier Corp.	3,440	188,994
Kinder Morgan, Inc.	35,355	706,393
Kosmos Energy Ltd.	700	4,340
Marathon Oil Corp.	16,430	189,438
Marathon Petroleum Corp.	12,500	799,375
Murphy Oil Corp.#	3,500	72,205
Noble Energy, Inc.	6,520	125,575
Occidental Petroleum Corp.	16,660	674,730
ONEOK, Inc.	6,760	472,051
Parsley Energy, Inc., Class A	4,700	74,307
PBF Energy, Inc., Class A	3,000	96,840
Phillips 66	8,890	1,038,530
Pioneer Natural Resources Co.	3,450	424,419
QEP Resources, Inc.	2,000	6,660
Range Resources Corp.#	5,500	22,165
SM Energy Co.	1,350	10,584
Targa Resources Corp.	4,300	167,184
Valero Energy Corp.	8,520	826,270
Williams Cos., Inc. (The)	22,070	492,382
WPX Energy, Inc.*	7,217	72,026

		$19,638,748

TOTAL ENERGY		$21,235,482

FINANCIALS – 13.2%

CAPITAL MARKETS – 2.7%
Affiliated Managers Group, Inc.	1,270	101,448
Ameriprise Financial, Inc.	2,940	443,617
Bank of New York Mellon Corp. (The)	14,520	678,810
BlackRock, Inc.	2,460	1,135,782
Cboe Global Markets, Inc.	2,500	287,875
Charles Schwab Corp. (The)	22,650	922,081
CME Group, Inc.	6,900	1,419,675
E*TRADE Financial Corp.	6,000	250,740
Eaton Vance Corp.	270	12,312
Evercore, Inc., Class A	800	58,912
FactSet Research Systems, Inc.	840	212,957
Franklin Resources, Inc.	1,720	47,386
Goldman Sachs Group, Inc. (The)	6,440	1,374,167
Interactive Brokers Group, Inc., Class A	1,300	61,841
Intercontinental Exchange, Inc.	11,790	1,112,033
Invesco Ltd.	5,220	87,800
Lazard Ltd., Class A	1,600	59,728
Legg Mason, Inc.	210	7,825
LPL Financial Holdings, Inc.	1,500	121,260
MarketAxess Holdings, Inc.	600	221,154
Moody’s Corp.	3,440	759,174

Description	Number of Shares	Value
Morgan Stanley	24,146	$1,111,923
Morningstar, Inc.	700	113,288
MSCI, Inc.	1,920	450,355
Nasdaq, Inc.	2,930	292,326
Northern Trust Corp.	3,280	326,950
Raymond James Financial, Inc.	2,710	226,258
S&P Global, Inc.	4,990	1,287,370
SEI Investments Co.	2,840	170,173
State Street Corp.	4,470	295,333
T. Rowe Price Group, Inc.	3,680	426,144
TD Ameritrade Holding Corp.	2,150	82,517

		$14,159,214

COMMERCIAL BANKS – 1.6%
Associated Banc-Corp.	6,885	138,457
Bank of Hawaii Corp.	670	58,498
BB&T Corp.	16,690	885,405
BOK Financial Corp.	820	63,263
Citizens Financial Group, Inc.	11,650	409,614
Commerce Bancshares, Inc.#	955	61,464
Cullen/Frost Bankers, Inc.	1,440	129,715
East West Bancorp, Inc.	2,500	107,300
Fifth Third Bancorp	17,850	519,078
First Citizens BancShares, Inc., Class A	200	98,384
First Horizon National Corp.	6,334	101,154
First Republic Bank	4,500	478,620
Huntington Bancshares, Inc.	16,541	233,724
KeyCorp	19,044	342,221
M&T Bank Corp.§	1,610	252,013
PacWest Bancorp	1,239	45,831
PNC Financial Services Group, Inc. (The)	9,360	1,373,112
Popular, Inc.	600	32,676
Prosperity Bancshares, Inc.#	200	13,804
Regions Financial Corp.	23,356	376,032
Signature Bank	1,000	118,320
SunTrust Banks, Inc.	10,180	695,701
SVB Financial Group*	1,200	265,776
Synovus Financial Corp.	1,694	57,376
TCF Financial Corp.	360	14,252
U.S. Bancorp	27,270	1,554,935
Zions Bancorp NA	3,590	174,007

		$8,600,732

CONSUMER FINANCE – 0.7%
Ally Financial, Inc.	5,400	165,402
American Express Co.	13,440	1,576,243
Capital One Financial Corp.	7,100	662,075
Credit Acceptance Corp.*	250	109,453
Discover Financial Services	6,480	520,085

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

7	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Navient Corp.	5,160	$71,053
OneMain Holdings, Inc.	500	20,000
SLM Corp.	5,760	48,614
Synchrony Financial	9,600	339,552

		$3,512,477

DIVERSIFIED FINANCIAL SERVICES – 5.3%
AXA Equitable Holdings, Inc.	2,600	56,160
Bank of America Corp.	163,550	5,114,209
Berkshire Hathaway, Inc., Class B*	36,096	7,673,288
Citigroup, Inc.	44,582	3,203,663
Comerica, Inc.	4,130	270,185
Jefferies Financial Group, Inc.	3,010	56,197
JPMorgan Chase & Co.	61,020	7,622,618
Voya Financial, Inc.	1,800	97,128
Wells Fargo & Co.	71,675	3,700,580

		$27,794,028

INSURANCE – 2.8%
Aflac, Inc.	16,600	882,456
Alleghany Corp.*	156	121,413
Allstate Corp. (The)	6,980	742,812
American Financial Group, Inc.	1,600	166,464
American International Group, Inc.	15,680	830,413
Aon PLC	5,100	985,116
Arch Capital Group Ltd.*	7,170	299,419
Arthur J Gallagher & Co.	4,480	408,666
Assurant, Inc.	1,130	142,459
Assured Guaranty Ltd.	3,550	166,566
Athene Holding Ltd., Class A*	1,100	47,685
Axis Capital Holdings Ltd.	3,280	194,930
Brighthouse Financial, Inc.*	2,600	98,176
Brown & Brown, Inc.	6,840	257,731
Chubb Ltd.	9,447	1,439,912
Cincinnati Financial Corp.	3,806	430,877
CNA Financial Corp.	1,050	47,082
Erie Indemnity Co., Class A	670	123,461
Everest Re Group Ltd.	870	223,668
Fidelity National Financial, Inc.	5,341	244,831
Globe Life, Inc.	1,695	164,974
Hanover Insurance Group, Inc. (The)	1,100	144,881
Hartford Financial Services Group, Inc. (The)	4,390	250,581
Lincoln National Corp.	4,770	269,410
Loews Corp.	5,050	247,450
Markel Corp.*	180	210,780
Marsh & McLennan Cos., Inc.	10,390	1,076,612
MetLife, Inc.	12,351	577,903
Old Republic International Corp.	1,900	42,446

Description	Number of Shares	Value
Principal Financial Group, Inc.	3,790	$202,310
Progressive Corp. (The)	12,030	838,491
Prudential Financial, Inc.	9,130	832,108
Reinsurance Group of America, Inc.	1,690	274,574
RenaissanceRe Holdings Ltd.	20	3,744
Travelers Cos., Inc. (The)	5,880	770,633
Unum Group	2,110	58,109
White Mountains Insurance Group Ltd.	160	171,360
Willis Towers Watson PLC	2,600	485,940
WR Berkley Corp.	4,770	333,423

		$14,809,866

MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	4,930	84,057
Annaly Capital Management, Inc.	11,380	102,192
Chimera Investment Corp.	6,840	138,578
MFA Financial, Inc.	13,800	104,742
Starwood Property Trust, Inc.	5,200	127,920

		$557,489

THRIFTS & MORTGAGE FINANCE – 0.0%**
TFS Financial Corp.	150	2,889

TOTAL FINANCIALS		$69,436,695

HEALTH CARE – 13.7%

BIOTECHNOLOGY – 2.4%
AbbVie, Inc.	28,778	2,289,290
Agios Pharmaceuticals, Inc.#,*	900	27,072
Alexion Pharmaceuticals, Inc.*	3,690	388,926
Alkermes PLC*	3,100	60,543
Alnylam Pharmaceuticals, Inc.*	1,700	147,458
Amgen, Inc.	11,864	2,529,998
Biogen, Inc.*	3,700	1,105,227
BioMarin Pharmaceutical, Inc.*	2,800	204,988
Bluebird Bio, Inc.#,*	700	56,700
Celgene Corp.*	13,166	1,422,323
Exact Sciences Corp.*	2,400	208,800
Exelixis, Inc.*	6,300	97,335
Gilead Sciences, Inc.	23,944	1,525,472
Incyte Corp.*	3,260	273,579
Ionis Pharmaceuticals, Inc.*	2,800	156,016
Neurocrine Biosciences, Inc.*	1,900	189,031
Regeneron Pharmaceuticals, Inc.*	1,300	398,164
Sage Therapeutics, Inc.*	900	122,085
Sarepta Therapeutics, Inc.#,*	100	8,306
Seattle Genetics, Inc.*	1,100	118,140
United Therapeutics Corp.*	1,140	102,418
Vertex Pharmaceuticals, Inc.*	4,743	927,162

		$12,359,033

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Abbott Laboratories	32,345	$2,704,365
ABIOMED, Inc.*	800	166,064
Align Technology, Inc.*	1,360	343,114
Baxter International, Inc.	10,630	815,321
Becton Dickinson & Co.	5,334	1,365,504
Boston Scientific Corp.*	26,700	1,113,390
Cantel Medical Corp.#	100	7,289
Cooper Cos., Inc. (The)	1,050	305,550
Danaher Corp.	12,080	1,664,866
DENTSPLY SIRONA, Inc.	5,179	283,706
DexCom, Inc.*	1,900	293,056
Edwards Lifesciences Corp.*	3,972	946,845
Hill-Rom Holdings, Inc.	1,560	163,316
Hologic, Inc.*	6,740	325,609
ICU Medical, Inc.*	200	32,322
IDEXX Laboratories, Inc.*	1,580	450,316
Insulet Corp.*	1,000	145,320
Integra LifeSciences Holdings Corp.*	1,100	63,866
Intuitive Surgical, Inc.*	2,200	1,216,490
Masimo Corp.*	300	43,737
Medtronic PLC	24,826	2,703,551
Penumbra, Inc.*	700	109,179
ResMed, Inc.	2,820	417,134
STERIS PLC	700	99,099
Stryker Corp.	6,800	1,470,636
Teleflex, Inc.	960	333,514
Varian Medical Systems, Inc.*	2,250	271,822
West Pharmaceutical Services, Inc.	1,600	230,144
Zimmer Biomet Holdings, Inc.	2,810	388,426

		$18,473,551

HEALTH CARE PROVIDERS & SERVICES – 2.5%
Acadia Healthcare Co., Inc.*	1,800	53,982
AmerisourceBergen Corp.	3,270	279,193
Anthem, Inc.	5,210	1,401,907
Cardinal Health, Inc.	4,120	203,734
Centene Corp.*	8,264	438,653
Chemed Corp.	400	157,564
Cigna Corp.	6,592	1,176,408
Covetrus, Inc.#,*	1,808	17,926
CVS Health Corp.	22,071	1,465,294
DaVita, Inc.*	2,788	163,377
Encompass Health Corp.	1,200	76,824
HCA Healthcare, Inc.	5,400	721,116
Henry Schein, Inc.*	3,320	207,782
Humana, Inc.	2,630	773,746
Laboratory Corp. of America Holdings*	1,857	305,978

Description	Number of Shares	Value
McKesson Corp.	4,100	$545,300
MEDNAX, Inc.*	1,940	42,602
Molina Healthcare, Inc.*	900	105,876
Quest Diagnostics, Inc.	3,150	318,937
UnitedHealth Group, Inc.	17,320	4,376,764
Universal Health Services, Inc., Class B	1,980	272,171
WellCare Health Plans, Inc.*	700	207,620

		$13,312,754

HEALTH CARE TECHNOLOGY – 0.2%
Cerner Corp.	7,040	472,525
Veeva Systems, Inc., Class A*	2,320	329,046

		$801,571

LIFE SCIENCES TOOLS & SERVICES – 1.1%
Agilent Technologies, Inc.	7,490	567,368
Bio-Rad Laboratories, Inc., Class A*	490	162,494
Bio-Techne Corp.	100	20,817
Bruker Corp.	1,800	80,100
Charles River Laboratories
International, Inc.*	1,420	184,572
Illumina, Inc.*	2,640	780,173
IQVIA Holdings, Inc.*	3,180	459,256
Mettler-Toledo International, Inc.*	520	366,569
PerkinElmer, Inc.	2,870	246,705
PRA Health Sciences, Inc.*	1,000	97,710
Thermo Fisher Scientific, Inc.	7,620	2,301,088
Waters Corp.*	1,710	361,870

		$5,628,722

PHARMACEUTICALS – 4.0%
Allergan PLC	6,385	1,124,462
Bristol-Myers Squibb Co.	27,860	1,598,328
Catalent, Inc.*	2,900	141,085
Elanco Animal Health, Inc.*	4,700	126,994
Eli Lilly & Co.	16,530	1,883,593
Jazz Pharmaceuticals PLC*	700	87,941
Johnson & Johnson	48,800	6,443,552
Merck & Co., Inc.	49,366	4,278,058
Mylan NV*	7,930	151,859
Perrigo Co. PLC	2,200	116,644
Pfizer, Inc.	106,603	4,090,357
Zoetis, Inc.	9,481	1,212,810

		$21,255,683

TOTAL HEALTH CARE		$71,831,314

INDUSTRIALS – 9.6%

AEROSPACE & DEFENSE – 2.5%
Arconic, Inc.	6,766	185,862

SEMI-ANNUALREPORT / October 31, 2019 (unaudited)

9	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Boeing Co. (The)	9,940	$3,378,705
BWX Technologies, Inc.	1,640	95,284
General Dynamics Corp.	4,030	712,504
HEICO Corp., Class A	1,952	185,967
Hexcel Corp.	2,400	179,088
Huntington Ingalls Industries, Inc.	1,145	258,381
L3Harris Technologies, Inc.	4,782	986,574
Lockheed Martin Corp.	4,750	1,789,230
Northrop Grumman Corp.	3,070	1,082,114
Raytheon Co.	5,720	1,213,841
Spirit AeroSystems Holdings, Inc., Class A	1,940	158,731
Teledyne Technologies, Inc.*	200	65,920
Textron, Inc.	3,270	150,714
TransDigm Group, Inc.	890	468,389
United Technologies Corp.	14,550	2,089,089

		$13,000,393

AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc.	1,784	134,942
Expeditors International of Washington, Inc.	1,280	93,363
FedEx Corp.	3,860	589,268
United Parcel Service, Inc., Class B	13,330	1,535,216
XPO Logistics, Inc.*	1,400	106,960

		$2,459,749

AIRLINES – 0.4%
Alaska Air Group, Inc.	1,800	124,974
American Airlines Group, Inc.#	6,700	201,402
Copa Holdings SA, Class A	300	30,522
Delta Air Lines, Inc.	12,290	676,933
JetBlue Airways Corp.*	4,300	82,990
Southwest Airlines Co.	9,630	540,532
United Airlines Holdings, Inc.*	4,883	443,572

		$2,100,925

BUILDING PRODUCTS – 0.4%
A.O. Smith Corp.	3,900	193,752
Allegion PLC	2,233	259,117
Armstrong World Industries, Inc.	100	9,353
Fortune Brands Home & Security, Inc.	3,560	213,778
Johnson Controls International PLC	14,331	620,962
Lennox International, Inc.	590	145,942
Masco Corp.	7,630	352,887
Owens Corning	790	48,411
Resideo Technologies, Inc.*	2,628	25,045

		$1,869,247

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Cintas Corp.	1,920	515,846

Description	Number of Shares	Value
Clean Harbors, Inc.*	700	$57,722
Copart, Inc.*	3,800	314,032
IAA, Inc.*	900	34,335
KAR Auction Services, Inc.	900	22,374
Republic Services, Inc.	5,240	458,552
Rollins, Inc.	500	19,055
Stericycle, Inc.#,*	1,752	100,915
Waste Management, Inc.	9,040	1,014,378

		$2,537,209

CONSTRUCTION & ENGINEERING – 0.1%
AECOM*	2,200	88,022
Arcosa, Inc.	800	30,728
Fluor Corp.	600	9,666
Jacobs Engineering Group, Inc.	2,950	276,061
Quanta Services, Inc.	1,460	61,393
Valmont Industries, Inc.	1,060	145,421

		$611,291

ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	800	99,832
AMETEK, Inc.	3,160	289,614
Eaton Corp. PLC	7,478	651,409
Emerson Electric Co.	10,540	739,381
Hubbell, Inc.	1,290	182,793
nVent Electric PLC	3,816	87,997
Rockwell Automation, Inc.	2,320	399,017
Sensata Technologies Holding PLC*	1,600	81,904

		$2,531,947

INDUSTRIAL CONGLOMERATES – 1.2%
3M Co.	10,860	1,791,791
Carlisle Cos., Inc.	1,290	196,428
General Electric Co.	145,320	1,450,294
Honeywell International, Inc.	13,470	2,326,673
Roper Technologies, Inc.	2,200	741,312

		$6,506,498

MACHINERY – 1.9%
AGCO Corp.	1,060	81,291
Allison Transmission Holdings, Inc.	2,000	87,220
Caterpillar, Inc.	10,100	1,391,780
Colfax Corp.#,*	2,800	94,080
Crane Co.	1,200	91,824
Cummins, Inc.	2,980	513,990
Deere & Co.	6,290	1,095,341
Donaldson Co., Inc.	4,010	211,487
Dover Corp.	3,660	380,237
Flowserve Corp.	1,000	48,840
Fortive Corp.	5,940	409,860

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Gardner Denver Holdings, Inc.*	1,200	$38,196
Graco, Inc.	6,120	276,624
IDEX Corp.	2,120	329,724
Illinois Tool Works, Inc.	7,000	1,180,060
Ingersoll-Rand PLC	5,150	653,483
ITT, Inc.	2,535	150,706
Lincoln Electric Holdings, Inc.	1,900	170,183
Middleby Corp. (The)*	500	60,475
Nordson Corp.	900	141,129
Oshkosh Corp.	1,790	152,830
PACCAR, Inc.	4,490	341,509
Parker-Hannifin Corp.	2,960	543,130
Pentair PLC	1,416	58,722
Snap-on, Inc.	1,280	208,218
Stanley Black & Decker, Inc.	3,620	547,815
Terex Corp.	2,630	72,456
Timken Co. (The)	600	29,400
Toro Co. (The)	2,180	168,143
Trinity Industries, Inc.	2,400	47,472
WABCO Holdings, Inc.*	950	127,889
Wabtec Corp.	2,465	170,997
Welbilt, Inc.*	3,910	74,134
Xylem, Inc.	3,210	246,175

		$10,195,420

MARINE – 0.0%**
Kirby Corp.*	800	63,328

MATERIALS – 0.0%**
Amcor PLC	7,100	67,592

PROFESSIONAL SERVICES – 0.4%
CoStar Group, Inc.*	800	439,616
Equifax, Inc.	2,660	363,649
IHS Markit Ltd.*	6,087	426,212
ManpowerGroup, Inc.	1,860	169,111
Nielsen Holdings PLC	5,550	111,888
Robert Half International, Inc.	1,500	85,905
TransUnion	3,300	272,646
Verisk Analytics, Inc.	2,400	347,280

		$2,216,307

ROAD & RAIL – 1.0%
CSX Corp.	14,900	1,047,023
Genesee & Wyoming, Inc., Class A*	900	99,927
JB Hunt Transport Services, Inc.	2,280	268,037
Kansas City Southern	2,180	306,900
Knight-Swift Transportation Holdings, Inc.	1,600	58,336
Landstar System, Inc.	990	112,018
Lyft, Inc., Class A#,*	100	4,144

Description	Number of Shares	Value
Norfolk Southern Corp.	5,160	$939,120
Old Dominion Freight Line, Inc.	1,400	254,912
Ryder System, Inc.	340	16,534
Schneider National, Inc., Class B	500	11,435
Union Pacific Corp.	13,770	2,278,384

		$5,396,770

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,300	57,174
Fastenal Co.	7,540	270,988
HD Supply Holdings, Inc.*	600	23,724
MSC Industrial Direct Co., Inc., Class A	1,390	101,762
United Rentals, Inc.*	1,620	216,383
Univar Solutions, Inc.*	2,400	51,504
WW Grainger, Inc.	1,040	321,194

		$1,042,729

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	1,600	69,024

TOTAL INDUSTRIALS		$50,668,429

INFORMATION TECHNOLOGY – 22.3%

COMMUNICATIONS EQUIPMENT – 1.0%
Arista Networks, Inc.*	900	220,113
Ciena Corp.*	1,200	44,544
Cisco Systems, Inc.	83,550	3,969,461
CommScope Holding Co., Inc.*	1,700	19,040
EchoStar Corp., Class A*	70	2,730
F5 Networks, Inc.*	990	142,639
Juniper Networks, Inc.	4,090	101,514
Motorola Solutions, Inc.	3,430	570,478

		$5,070,519

COMPUTERS & PERIPHERALS – 4.2%
Apple, Inc.	85,460	21,259,030
Dell Technologies, Inc., Class C*	3,069	162,319
Hewlett Packard Enterprise Co.	28,990	475,726
NCR Corp.*	1,620	47,320
NetApp, Inc.	4,153	232,070
Pure Storage, Inc., Class A*	3,000	58,380
Xerox Holdings Corp.	3,500	118,755

		$22,353,600

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	7,000	702,310
Arrow Electronics, Inc.*	1,240	98,307
CDW Corp.	3,190	408,033
Cognex Corp.	3,800	195,662
Coherent, Inc.*	700	104,244

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

11	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Corning, Inc.	17,270	$511,710
Dolby Laboratories, Inc., Class A	150	9,650
FLIR Systems, Inc.	1,600	82,496
IPG Photonics Corp.*	700	93,996
Jabil, Inc.	1,700	62,594
Keysight Technologies, Inc.*	2,000	201,820
National Instruments Corp.	1,930	79,883
Trimble, Inc.*	5,380	214,339
Zebra Technologies Corp., Class A*	800	190,296

		$2,955,340

IT SERVICES – 5.4%
Accenture PLC, Class A	12,700	2,354,834
Akamai Technologies, Inc.*	3,150	272,475
Alliance Data Systems Corp.	1,290	129,000
Amdocs Ltd.	2,620	170,824
Automatic Data Processing, Inc.	8,530	1,383,822
Black Knight, Inc.*	2,037	130,775
Booz Allen Hamilton Holding Corp.	1,900	133,703
Broadridge Financial Solutions, Inc.	2,430	304,285
Cognizant Technology Solutions Corp.,
Class A	11,910	725,795
Conduent, Inc.*	6,200	38,316
DXC Technology Co.	5,476	151,521
EPAM Systems, Inc.*	900	158,364
Euronet Worldwide, Inc.*	500	70,035
Fidelity National Information Services, Inc.	11,550	1,521,828
Fiserv, Inc.*	12,010	1,274,741
FleetCor Technologies, Inc.*	1,800	529,596
Gartner, Inc.*	1,600	246,528
Genpact Ltd.	1,500	58,755
Global Payments, Inc.	6,313	1,068,033
GoDaddy, Inc., Class A*	1,250	81,288
International Business Machines Corp.	16,360	2,187,823
Jack Henry & Associates, Inc.	1,900	268,964
Leidos Holdings, Inc.	2,200	189,706
Mastercard, Inc., Class A	17,220	4,766,668
MongoDB, Inc.*	300	38,331
Okta, Inc.*	1,300	141,791
Paychex, Inc.	6,570	549,515
PayPal Holdings, Inc.*	22,665	2,359,426
Sabre Corp.	3,000	70,440
Square, Inc., Class A#,*	6,100	374,723
Switch, Inc., Class A	500	7,385
Teradata Corp.*	870	26,039
Twilio, Inc., Class A#,*	2,000	193,120
VeriSign, Inc.*	2,350	446,547
Visa, Inc., Class A	33,220	5,941,729

Description	Number of Shares	Value
Western Union Co. (The)	1,840	$46,110
WEX, Inc.*	500	94,590

		$28,507,425

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Advanced Micro Devices, Inc.*	18,200	617,526
Analog Devices, Inc.	7,952	847,922
Applied Materials, Inc.	19,380	1,051,559
Broadcom, Inc.	7,733	2,264,609
Cree, Inc.*	1,200	57,276
Cypress Semiconductor Corp.	8,400	195,468
First Solar, Inc.*	2,200	113,938
Intel Corp.	85,670	4,842,925
KLA Corp.	3,050	515,572
Lam Research Corp.	2,880	780,595
Marvell Technology Group Ltd.	11,453	279,339
Maxim Integrated Products, Inc.	4,120	241,679
Microchip Technology, Inc.	4,639	437,411
Micron Technology, Inc.*	21,500	1,022,325
MKS Instruments, Inc.	600	64,932
Monolithic Power Systems, Inc.	300	44,976
NVIDIA Corp.	10,980	2,207,200
NXP Semiconductors NV	1,300	147,784
ON Semiconductor Corp.*	8,220	167,688
Qorvo, Inc.*	2,850	230,451
QUALCOMM, Inc.	22,980	1,848,511
Skyworks Solutions, Inc.	3,200	291,392
Teradyne, Inc.	4,050	247,941
Texas Instruments, Inc.	18,700	2,206,413
Universal Display Corp.	800	160,144
Xilinx, Inc.	4,800	435,552

		$21,321,128

SOFTWARE – 6.9%
2U, Inc.#,*	1,400	25,095
Adobe, Inc.*	9,460	2,629,218
Alteryx, Inc., Class A*	1,000	91,500
Anaplan, Inc.*	1,300	61,360
ANSYS, Inc.*	1,380	303,807
Aspen Technology, Inc.*	1,200	138,132
Atlassian Corp. PLC, Class A*	1,900	229,501
Autodesk, Inc.*	4,330	638,069
Avalara, Inc.*	500	35,500
Cadence Design Systems, Inc.*	6,410	418,894
CDK Global, Inc.	3,676	185,785
Citrix Systems, Inc.	2,890	314,605
Coupa Software, Inc.*	1,000	137,490
DocuSign, Inc.*	2,100	138,999
Dropbox, Inc., Class A*	3,300	65,406

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Fair Isaac Corp.*	400	$121,616
FireEye, Inc.*	3,400	53,856
Fortinet, Inc.*	1,600	130,496
Guidewire Software, Inc.*	700	78,918
HubSpot, Inc.*	200	31,020
Intuit, Inc.	4,800	1,236,000
LogMeIn, Inc.	757	49,720
Manhattan Associates, Inc.*	700	52,465
Microsoft Corp.	142,649	20,451,587
New Relic, Inc.*	300	19,218
Nutanix, Inc., Class A*	2,200	64,284
Oracle Corp.	44,710	2,436,248
Palo Alto Networks, Inc.*	1,690	384,289
Paycom Software, Inc.*	900	190,377
Paylocity Holding Corp.*	300	30,780
Pluralsight, Inc., Class A#,*	700	12,656
Proofpoint, Inc.*	700	80,759
PTC, Inc.*	2,100	140,511
RealPage, Inc.*	800	48,440
RingCentral, Inc., Class A*	1,200	193,824
salesforce.com, Inc.*	15,284	2,391,793
ServiceNow, Inc.*	3,400	840,684
Smartsheet, Inc., Class A*	1,500	59,100
Splunk, Inc.*	2,800	335,888
SS&C Technologies Holdings, Inc.	2,800	145,628
Symantec Corp.	6,820	156,042
Synopsys, Inc.*	2,600	352,950
Trade Desk, Inc., Class A (The)#,*	600	120,480
Tyler Technologies, Inc.*	500	134,260
VMware, Inc., Class A	1,510	238,988
Workday, Inc., Class A*	2,350	381,076
Zendesk, Inc.*	1,600	113,040
Zscaler, Inc.*	800	35,184

		$36,525,538

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.2%
HP, Inc.	34,390	597,354
Western Digital Corp.	5,583	288,362

		$885,716

TOTAL INFORMATION TECHNOLOGY		$117,619,266

MATERIALS – 2.8%

CHEMICALS – 2.0%
Air Products & Chemicals, Inc.	4,800	1,023,648
Albemarle Corp.#	2,000	121,480
Ashland Global Holdings, Inc.	1,200	92,844
Axalta Coating Systems Ltd.*	600	17,694
Cabot Corp.	1,300	56,667

Description	Number of Shares	Value
Celanese Corp.	2,800	$339,220
CF Industries Holdings, Inc.	4,800	217,680
Corteva, Inc.	8,912	235,099
Dow, Inc.	11,979	604,820
DuPont de Nemours, Inc.	13,112	864,212
Eastman Chemical Co.	4,000	304,160
Ecolab, Inc.	5,500	1,056,385
Element Solutions, Inc.*	800	8,688
FMC Corp.	3,200	292,800
Huntsman Corp.	5,200	115,076
International Flavors & Fragrances, Inc.#	1,500	183,015
Linde PLC	10,900	2,162,015
Livent Corp.*	3,647	25,018
LyondellBasell Industries NV, Class A	5,900	529,230
Mosaic Co. (The)	4,100	81,508
Olin Corp.	2,300	42,182
PPG Industries, Inc.	3,900	487,968
RPM International, Inc.	2,700	195,561
Scotts Miracle-Gro Co. (The)	500	50,195
Sherwin-Williams Co. (The)	1,800	1,030,176
Westlake Chemical Corp.	1,300	82,147

		$10,219,488

CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	91,340
Martin Marietta Materials, Inc.	1,400	366,674
Vulcan Materials Co.	1,700	242,879

		$700,893

CONTAINERS & PACKAGING – 0.3%
AptarGroup, Inc.	300	35,445
Ardagh Group SA	2,100	39,207
Avery Dennison Corp.	900	115,074
Ball Corp.	5,700	398,829
Berry Global Group, Inc.*	1,500	62,265
Graphic Packaging Holding Co.	3,600	56,376
International Paper Co.	10,100	441,168
Owens-Illinois, Inc.	6,000	51,000
Packaging Corp. of America	2,200	240,812
Sealed Air Corp.	1,700	71,009
Westrock Co.	5,200	194,324

		$1,705,509

METALS & MINING – 0.4%
Alcoa Corp.*	3,088	64,200
Freeport-McMoRan, Inc.	29,200	286,744
Newmont Goldcorp Corp.	15,800	627,734
Nucor Corp.	7,400	398,490
Reliance Steel & Aluminum Co.	1,800	208,872

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

13	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Royal Gold, Inc.	1,500	$173,160
Southern Copper Corp.	600	21,348
Steel Dynamics, Inc.	5,000	151,800
United States Steel Corp.#	3,400	39,134

		$1,971,482

PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	1,900	69,141

TOTAL MATERIALS		$14,666,513

REAL ESTATE – 3.9%

REAL ESTATE INVESTMENT TRUSTS – 3.8%
Alexandria Real Estate Equities, Inc.	2,815	446,881
American Campus Communities, Inc.	4,700	234,906
American Homes 4 Rent, Class A	1,650	43,676
American Tower Corp.	8,060	1,757,725
Americold Realty Trust	2,500	100,225
Apartment Investment & Management Co., Class A	3,971	217,928
Apple Hospitality REIT, Inc.	8,900	146,672
AvalonBay Communities, Inc.	2,022	440,109
Boston Properties, Inc.	1,850	253,820
Brandywine Realty Trust	5,000	76,400
Brixmor Property Group, Inc.	4,400	96,888
Brookfield Property REIT, Inc., Class A	3,300	62,370
Camden Property Trust	2,670	305,368
Colony Capital, Inc.	13,200	73,920
CoreSite Realty Corp.	500	58,750
Corporate Office Properties Trust	4,700	139,308
Crown Castle International Corp.	7,940	1,101,993
CubeSmart	1,700	53,890
CyrusOne, Inc.	1,300	92,664
Digital Realty Trust, Inc.#	3,910	496,726
Douglas Emmett, Inc.	4,410	191,041
Duke Realty Corp.	10,010	351,751
EPR Properties	700	54,453
Equinix, Inc.	1,581	896,079
Equity Commonwealth	4,992	160,643
Equity LifeStyle Properties, Inc.	5,400	377,676
Equity Residential	5,150	456,599
Essex Property Trust, Inc.	1,073	351,010
Extra Space Storage, Inc.	2,500	280,675
Federal Realty Investment Trust	970	131,930
Gaming and Leisure Properties, Inc.	3,204	129,313
HCP, Inc.	7,530	283,279
Host Hotels & Resorts, Inc.	15,240	249,784
Invitation Homes, Inc.	4,500	138,555
Iron Mountain, Inc.	3,503	114,898

Description	Number of Shares	Value
JBG SMITH Properties	836	$33,657
Kilroy Realty Corp.	2,525	211,923
Kimco Realty Corp.	9,980	215,169
Lamar Advertising Co., Class A	2,400	192,024
Liberty Property Trust	4,040	238,643
Life Storage, Inc.	1,000	108,920
Macerich Co. (The)#	5,900	162,250
Medical Properties Trust, Inc.	6,900	143,037
Mid-America Apartment Communities, Inc.	3,171	440,737
National Retail Properties, Inc.	2,500	147,275
Omega Healthcare Investors, Inc.#	4,800	211,392
Outfront Media, Inc.	1,400	36,834
Paramount Group, Inc.	9,200	123,924
Park Hotels & Resorts, Inc.	9,992	232,314
Prologis, Inc.	10,890	955,706
Public Storage	3,060	681,952
Rayonier, Inc.	3,715	100,231
Realty Income Corp.	6,710	548,811
Regency Centers Corp.	2,035	136,833
Retail Properties of America, Inc., Class A	4,000	55,040
Retail Value, Inc.	500	18,305
SBA Communications Corp.	2,250	541,462
Senior Housing Properties Trust	5,800	57,565
Service Properties Trust	3,600	91,080
Simon Property Group, Inc.	5,793	872,889
SITE Centers Corp.	3,100	48,143
SL Green Realty Corp.	1,990	166,364
Spirit Realty Capital, Inc.	1,800	89,712
STORE Capital Corp.	1,600	64,800
Taubman Centers, Inc.	2,200	78,716
UDR, Inc.	7,680	385,920
Uniti Group, Inc.#	2,600	17,992
Ventas, Inc.	5,786	376,669
VEREIT, Inc.	19,100	187,944
VICI Properties, Inc.	5,900	138,945
Vornado Realty Trust	2,973	195,118
Weingarten Realty Investors	3,560	112,959
Welltower, Inc.	6,670	604,902
Weyerhaeuser Co.	19,342	564,980
WP Carey, Inc.	1,800	165,708

		$20,124,750

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	5,510	295,061
Howard Hughes Corp. (The)*	658	73,578
Jones Lang LaSalle, Inc.	800	117,216

		$485,855

TOTAL REAL ESTATE		$20,610,605

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

UTILITIES – 3.3%

ELECTRIC UTILITIES – 2.0%
Alliant Energy Corp.	3,800	$202,692
American Electric Power Co., Inc.	10,100	953,339
Avangrid, Inc.	900	45,045
Duke Energy Corp.	13,400	1,263,084
Edison International	5,000	314,500
Entergy Corp.	3,700	449,476
Evergy, Inc.	4,900	313,159
Eversource Energy	5,800	485,692
Exelon Corp.	19,200	873,408
FirstEnergy Corp.	10,000	483,200
Hawaiian Electric Industries, Inc.	2,900	130,935
NextEra Energy, Inc.	9,600	2,288,064
OGE Energy Corp.	3,900	167,934
PG&E Corp.#,*	15,500	95,635
Pinnacle West Capital Corp.	2,500	235,300
PPL Corp.	13,800	462,162
Southern Co. (The)	19,800	1,240,668
Xcel Energy, Inc.	10,800	685,908

		$10,690,201

GAS UTILITIES – 0.1%
Atmos Energy Corp.	900	101,232
National Fuel Gas Co.	1,200	54,372
UGI Corp.	1,400	66,738

		$222,342

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.1%
AES Corp.	13,100	223,355
NRG Energy, Inc.	5,600	224,672
Vistra Energy Corp.	6,300	170,289

		$618,316

MULTI-UTILITIES – 1.0%
Ameren Corp.	3,500	271,950
CenterPoint Energy, Inc.	9,300	270,351
CMS Energy Corp.	6,000	383,520
Consolidated Edison, Inc.	5,600	516,432
Dominion Energy, Inc.	14,943	1,233,545
DTE Energy Co.	2,900	369,228
NiSource, Inc.	6,600	185,064
Public Service Enterprise Group, Inc.	10,300	652,093
Sempra Energy	5,400	780,354
WEC Energy Group, Inc.	6,400	604,160

		$5,266,697

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	2,800	345,156

Description	Number of Shares	Value
Aqua America, Inc.	3,600	$163,188

		$508,344

TOTAL UTILITIES		$17,305,900

TOTAL COMMON STOCKS (COST $231,622,547)		$525,157,128

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%
iShares Russell 1000 ETF#	3,100	520,769
iShares Russell 1000 Growth ETF	1,400	229,796
iShares Russell 1000 Value ETF	1,800	234,126

TOTAL EQUITY FUNDS		$984,691

TOTAL INVESTMENT COMPANIES (COST $959,153)		$984,691

MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management
Fund, Institutional Shares, 1.73%^	378,864	378,864

TOTAL MONEY MARKET FUND (COST $378,864)		$378,864

RIGHT – 0.0%**
Celgene Corp.*	89	46

TOTAL RIGHT (COST $0)		$46

WARRANT – 0.0%**
American International Group, Inc. CW21,
Expire 1/19/21*	2,055	24,455

TOTAL WARRANT (COST $34,935)		$24,455

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $232,995,499)		$526,545,184

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

REPURCHASE AGREEMENTS – 1.0%

Bank of America Securities, Inc., 1.75%, dated 10/31/19, due 11/01/19, repurchase price $990,999, collateralized by U.S. Government Agency Securities, 3.00% to 4.00%, maturing 11/01/39 to 10/01/49; total market value of $1,010,770.	$990,951	$990,951

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $394,322, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $402,189.	394,303	394,303

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $990,999, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $1,010,770.	990,951	990,951

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

15	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

HSBC Securities USA, Inc., 1.73%, dated 10/31/19, due 11/01/19, repurchase price $990,999, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 12/20/32 to 6/20/69; total market value of $1,010,770.	$990,951	$990,951

Nomura Securities International, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $990,999, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/05/19 to 9/20/69; total market value of $1,010,771.	990,951	990,951

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $990,999, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $1,010,770.	990,951	990,951

TOTAL REPURCHASE AGREEMENTS (COST $5,349,058)		$5,349,058

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,349,058)		$5,349,058

TOTAL INVESTMENTS – 101.0% (COST $238,344,557)		$531,894,242

COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(5,349,058)

OTHER LIABILITIES LESS ASSETS – 0.0%**		(160,420)

TOTAL NET ASSETS – 100.0%		$526,384,764

Cost of investments for Federal income tax purposes is $247,496,896. The net unrealized appreciation/(depreciation) of investments was $284,397,346. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $297,588,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(13,191,522).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$525,157,128	$—	$—	$525,157,128
Investment Companies	984,691	—	—	984,691
Right	—	46	—	46
Warrant	—	24,455	—	24,455
Money Market Fund	378,864	—	—	378,864
Repurchase Agreements	—	5,349,058	—	5,349,058

Total	$526,520,683	$5,373,559	$—	$531,894,242

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 4 in Notes to Financial Statements.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	16

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

17	STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019 (unaudited)	Wilmington Large-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$238,344,557	(a)

Investments in securities, at value (Including $5,151,538 of securities on loan) (Note 2)	$531,894,242	(b)
Income receivable	449,878
Receivable for shares sold	62,965
Prepaid assets	19,760

TOTAL ASSETS	532,426,845

LIABILITIES:
Collateral for securities on loan	5,349,058
Payable for shares redeemed	372,934
Payable for Trustees’ fees	6,339
Payable for administrative personnel and services fees	13,395
Payable for investment advisory fees	56,717
Other accrued expenses	243,638

TOTAL LIABILITIES	6,042,081

NET ASSETS	$526,384,764

NET ASSETS CONSIST OF:

Paid-in capital	$221,834,774
Distributable earnings (loss)	304,549,990

TOTAL NET ASSETS	$526,384,764

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$526,384,764

Shares outstanding (unlimited shares authorized)	21,971,743

Net Asset Value per share	$23.96

(a)	Includes $127,293 of investments in affiliated issuers.
(b)	Includes $252,013 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	18

Six Months Ended October 31, 2019 (unaudited)	Wilmington Large-Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$4,988,158	(a)(b)
Securities lending income	10,823

TOTAL INVESTMENT INCOME	4,998,981

EXPENSES:
Investment advisory fees	1,297,319
Administrative personnel and services fees	81,030
Portfolio accounting and administration fees	62,738
Custodian fees	15,473
Transfer and dividend disbursing agent fees and expenses	43,198
Trustees’ fees	27,165
Professional fees	45,146
Shareholder services fee— Class I	648,659
Share registration costs	10,256
Printing and postage	12,951
Miscellaneous	32,833

TOTAL EXPENSES	2,276,768

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(979,450)
Waiver of shareholder services fee—Class I	(648,659)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,628,109)

Net expenses	648,659

Net investment income	4,350,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	16,023,821
Litigation proceeds	1,095	(c)
Net change in unrealized appreciation (depreciation) of unaffiliated investments	(2,644,948)
Net change in unrealized appreciation (depreciation) of affiliated investments	(21,800)

Net realized and unrealized gain (loss) on investments	13,358,168

Change in net assets resulting from operations	$17,708,490

(a)	Net of foreign withholding taxes withheld of $658.
(b)	Includes $3,220 received from affiliated issuers.
(c)	The Litigation proceeds represent a class action settlement received by the Fund.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

19	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income	$4,350,322	$8,345,207
Net realized gain (loss) on investments(a)	16,024,916	16,510,751
Net change in unrealized appreciation (depreciation) of investments	(2,666,748)	37,629,472

Change in net assets resulting from operations	17,708,490	62,485,430

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(4,807,369)	(28,934,670)

Total distributions to shareholders:	(4,807,369)	(28,934,670)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	13,984,673	51,608,401
Distributions reinvested
Class I	1,198,686	18,522,932
Cost of shares redeemed
Class I	(29,517,944)	(79,877,605)

Change in net assets resulting from share transactions	(14,334,585)	(9,746,272)

Change in net assets	(1,433,464)	23,804,488
NET ASSETS:
Beginning of period	527,818,228	504,013,740

End of period	$526,384,764	$527,818,228

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	603,875	2,338,158
Distributions reinvested
Class I	51,009	882,373
Shares redeemed
Class I	(1,276,178)	(3,560,522)

Net change resulting from share transactions	(621,294)	(339,991)

(a) Includes Litigation settlement.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	20

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$23.36		$21.98	$19.65		$16.91	$18.46	$17.27
Income (Loss) From Operations:
Net Investment Income(a)	0.20		0.37	0.34		0.32	0.29	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.62	(b)	2.32 (b)	2.34	(c)	2.75	(0.42)	2.19
Total Income (Loss) From Operations	0.82		2.69	2.68		3.07	(0.13)	2.47
Less Distributions From:
Net Investment Income	(0.22)		(0.38)	(0.35)		(0.33)	(0.28)	(0.27)
Net Realized Gains	—		(0.93)	—		—	(1.14)	(1.01)
Total Distributions	(0.22)		(1.31)	(0.35)		(0.33)	(1.42)	(1.28)
Net Asset Value, End of Period	$23.96		$23.36	$21.98		$19.65	$16.91	$18.46

Total Return	3.52%		12.93%	13.71	%(c)	18.32%	(0.87)%	14.52%
Net Assets, End of Period (000’s)	$526,385		$527,818	$504,014		$554,810	$606,908	$468,978
Ratios to Average Net Assets
Gross Expense	0.88	%(d)	0.89%	0.90%		0.90%	0.89%	0.86%
Net Expenses(e)	0.25	%(d)	0.25%	0.25%		0.25%	0.25%	0.25%
Net Investment Income	1.68	%(d)	1.65%	1.62%		1.75%	1.68%	1.52%
Portfolio Turnover Rate	13%		13%	15%		18%	81%	15%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 for Class I.

(c)

Amount includes a non-recurring settlement paid by the Fund related to the Fund’s prior investment in Tribune Company. The settlement payment impacted the realized (loss) per share by $0.00 for Class I. Total return was not impacted.

(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

21	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2019 (unaudited)

1.     ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 1 of which is presented herein (referred to as the “Fund”). The remaining 11 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Fund utilizes a fair value approach. The Fair Value of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Fund may utilize International Fair Value Pricing (“IFVP”) which could result in certain equity securities being categorized as level 2.

October 31, 2019 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	22

Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements - Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund
Bank of America Securities, Inc.	$990,951	$990,951	$—	$—
Bank of Montreal	394,303	394,303	—	—
BNP Paribas SA	990,951	990,951	—	—
HSBC Securities USA, Inc.	990,951	990,951	—	—
Nomura Securities International, Inc.	990,951	990,951	—	—
RBC Dominion Securities, Inc.	990,951	990,951	—	—

	$5,349,058	$5,349,058	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Real Estate Investment Trusts – The Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

SEMI-ANNUAL REPORT / October 31, 2019

23	NOTES TO FINANCIAL STATEMENTS (continued)

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2019, the Fund did not incur any interest or penalties.

Warrants and Rights – The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Fund is not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2019, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund	$5,151,538	$5,151,538	$—

(1) Collateral with a value of $5,349,058 has been received in connection with securities lending transactions.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

3.     FEDERAL TAX INFORMATION

As of April 30, 2019, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the years ended 2018, 2017 and 2016, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to losses deferred due to wash sales.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2019		2018
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Large-Cap Strategy Fund	$8,459,201	$20,475,469	$8,955,957	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

October 31, 2019 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	24

As of April 30, 2019, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Other	Unrealized
	Undistributed	Long-Term	Timing	Appreciation/	Capital Loss	Late Year
Fund	Ordinary Income	Capital Gains	Differences	(Depreciation)	Carryforwards	Deferrals
Large-Cap Strategy Fund	$1,155,563	$3,429,212	$—	$287,064,094	$—	$—

4.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as described below. WFMC, not the Fund, pays WTIA for its services.

Advisory Fee
Fund	Annual Rate
Large-Cap Strategy Fund	0.50%

WFMC and the Fund’s distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2020 so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC nor the Fund’s distributor will recoup previously waived fees/expenses in subsequent years.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statement of Operations. WFMC, in its role as Co-Administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2019, neither WFMC nor BNYM waived any administrative fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS Distributors, Inc. (“ALPS”), the Fund may pay up to 0.25% of the average daily net assets of the Fund’s Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc., Manufacturers and Traders Trust and Company, and Wilmington Trust, NA (together “M&T”) has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2019, no affiliates of the Advisor received these fees.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

SEMI-ANNUAL REPORT / October 31, 2019

25	NOTES TO FINANCIAL STATEMENTS (continued)

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2019 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/19	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/19	Number of Shares 10/31/19	Dividend Income	Capital Gain Distributions

Large-Cap Strategy Fund

Common Stock - 0.0%*

M&T Bank Corp.	$273,813	$—	$—	$—	$(21,800)	$252,013	1,610	$3,220	$—

*	As a percentage of Net Assets as of October 31, 2019.

The Fund may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2019 were as follows:

Fund	Commissions
Large-Cap Strategy Fund	$33,863

5.    INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the six months ended October 31, 2019 were $67,284,318 and $82,062,585, respectively.

6.    LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 2, 2020.

The Trust did not utilize the LOC during the six months ended October 31, 2019.

7.    RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has elected to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

8.    OTHER FUND INFORMATION

At a meeting held on June 5, 2019, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2020. During the fiscal years ended April 30, 2019 and 2018, Ernst & Young LLP (“E&Y”) audit reports on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the each Fund’s financial statements.

October 31, 2019 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	26

9.    SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Fund’s financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2019

27

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 4–5, 2019 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into three Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 19, 2019, the Board held a special telephonic meeting with personnel of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (together, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 21, 2019, the Board held a special telephonic meeting with personnel of the Adviser and Counsel, after which the Independent Trustees met in executive session with Counsel, to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate. The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS	28

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

29

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

For periods prior to the quarter ending July 31, 2019, the Funds have filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov.

Effective July 31, 2019, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

30

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

31

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent

and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-EQ-1019

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington International Fund (“International Fund”)

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

Wilmington Real Asset Fund (“Real Asset Fund”)

Wilmington Diversified Income Fund (“Diversified Income Fund”)

[This Page Intentionally Left Blank]

i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2019, through October 31, 2019. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

The U.S. economy continued to expand, albeit at a more modest pace than in 2018, as robust consumer spending and a strong labor market offset weakness in the manufacturing sector and business investment. After an upbeat start to the year, growth in U.S. Gross Domestic Product (“GDP”) maintained a positive trajectory, but decelerated, posting quarter-over-quarter annualized growth rates of 2.0% and 1.9% in the second and third quarters, respectively. An escalating trade war with China and fears that a global slowdown might spread contagion to the United States, led the Federal Reserve (“the Fed”) to cut interest rates three times this year to a range of 1.50%-1.75%. The U.S. labor market tightened further, dropping to a 3.6% unemployment rate, a near five-decade low. Although wage growth began to show signs of life, inflation drifted below the Fed’s 2% target with the Core Personal Consumption Expenditure Price Index1 (excludes the volatile components of food and energy) dropping to 1.7%. The Fed has signaled that they are on hold for now, and the market is not expecting cuts or hikes in the near term.

Economic activity outside of the U.S. was less encouraging, but downside risks appear to be receding. Growth in Europe was sluggish, while China expanded at its slowest pace in three decades. Heightened uncertainty and a decline in business investment—both byproducts of the U.S.-China trade war and Brexit—hit international economies the hardest, particularly in export-dependent countries such as Germany. Over the past month, the balance of risks has improved markedly with the U.S. and China moving toward a trade pact and a no-deal Brexit looking less likely. Synchronized easing across global central banks strengthens the case for a future recovery in economic activity, in our view.

Bond markets

Fixed income markets generated strong returns between May and October, as interest rates plummeted. The 30-year U.S. Treasury yield fell to an all-time low and the benchmark 10-year yield dropped by nearly a third alongside a flurry of dovish central bank activity. Global economic weakness, escalating trade tensions, and the inversion of the yield curve triggered a flight to quality that benefited taxable investment-grade credit over high yield. Tax-exempt bonds performed well as strong inflows outpaced new supply, which was below historical levels.

For the six-month period May 1, 2019 to October 31, 2019, certain Bloomberg Barclays indices performed as follows:2

Bloomberg Barclays U.S. Treasury Bond Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]	Bloomberg Barclays U.S. Credit Bond Index[5]	Bloomberg Barclays Municipal Bond Index[6]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[7]

5.85%	5.71%	7.46%	3.54%	2.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

ii

Equity markets

After a solid start to the year, U.S. large-cap equities retained leadership during this period as better-than-feared corporate earnings, supportive monetary policy, and trade optimism contributed to strong returns. Equity markets were particularly volatile. The CBOE Volatility Index8 (VIX) hit its highest level of the year in early August, while three major pullbacks impacted the key regions. International equity markets, which are more leveraged to global trade, struggled to keep pace with the U.S. emerging markets, as a strong U.S. dollar and investors’ preference for safe-haven assets served as critical headwinds. A retrenchment in economic activity throughout the period hurt U.S. small-cap stocks, which are more cyclical than large-cap peers. The strongest leg of performance for all segments came with a recent easing of geopolitical tensions as renewed risk appetite supported outperformance of international and U.S. small-cap equities later in the period.

For the six-month period May 1, 2019 to October 31, 2019, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]
4.16%	-1.09%	3.35%	-1.67%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2019

October 31, 2019 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.  The Core Personal Consumption Expenditures Price Index, also known as the core PCE price index, is released as part of the monthly Personal Income and Outlays report. The core index makes it easier to see the underlying inflation trend by excluding two categories – food and energy – where prices tend to swing up and down more dramatically and more often than other prices. The core PCE price index is closely watched by the Federal Reserve as it conducts monetary policy.

2.  Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.  Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.  Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.  Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.  Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.  Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.  The CBOE Volatility Index, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of U.S. stock market risk and investors’ sentiments.

9.  The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

11.  MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.  MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON INTERNATIONAL FUND

Actual

Class A	$1,000.00	$1,003.00	$4.93	0.98%

Class I	$1,000.00	$1,003.60	$4.28	0.85%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,020.21	$4.98	0.98%

Class I	$1,000.00	$1,020.86	$4.32	0.85%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$1,029.30	$7.60	1.49%

Class I	$1,000.00	$1,030.70	$6.33	1.24%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,017.65	$7.56	1.49%

Class I	$1,000.00	$1,018.90	$6.29	1.24%

WILMINGTON REAL ASSET FUND

Actual

Class A	$1,000.00	$1,048.60	$4.94	0.96%

Class I	$1,000.00	$1,050.10	$3.66	0.71%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,020.31	$4.88	0.96%

Class I	$1,000.00	$1,021.57	$3.61	0.71%

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

2

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON DIVERSIFIED INCOME FUND

Actual

Class A	$1,000.00	$1,043.60	$3.03	0.59%

Class I	$1,000.00	$1,045.80	$1.75	0.34%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,022.17	$3.00	0.59%

Class I	$1,000.00	$1,023.43	$1.73	0.34%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington International Fund

At October 31, 2019, the Fund’s sector classifications and country allocations were as follows (unaudited):

Percentage of Total Net Assets

Common Stocks

Industrials	16.0%

Financials	15.7%

Information Technology	12.4%

Consumer Discretionary	11.5%

Health Care	7.9%

Communication Services	7.6%

Materials	4.9%

Consumer Staples	4.8%

Real Estate	4.4%

Utilities	4.1%

Energy	3.5%

Warrants	0.7%

Preferred Stock	0.0%[3]

Cash Equivalents[1]	8.9%

Other Assets and Liabilities – Net[2]	(2.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Percentage of
Country Allocation	Total Net Assets

Common Stocks

Japan	21.4%

France	11.8%

Germany	8.3%

United Kingdom	6.9%

Cayman Islands	6.2%

Hong Kong	4.3%

Netherlands	3.9%

Switzerland	3.2%

Italy	3.1%

Sweden	3.0%

Taiwan	2.6%

Spain	2.4%

South Korea	2.4%

China	2.3%

Ireland	1.9%

India	1.6%

Denmark	1.5%

Belgium	1.4%

All other countries less than 1.0%	4.6%

Warrants	0.7%

Preferred Stock	0.0%[3]

Cash Equivalents[1]	8.9%

Other Assets and Liabilities – Net[2]	(2.4)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.8%

AUSTRALIA – 0.5%

Rio Tinto Ltd.	46,052	$2,885,075

AUSTRIA – 0.0%**

Erste Group Bank AG*	1,084	38,289

OMV AG	3,755	219,113

TOTAL AUSTRIA		$257,402

BELGIUM – 1.4%

Ageas	9,680	557,511

bpost SA	10,893	124,527

Colruyt SA	3,270	181,768

KBC Group NV	4,949	347,074

Proximus SADP	8,870	272,346

Description	Number of Shares	Value

UCB SA	42,400	$3,417,081

Xior Student Housing NV#	50,483	2,978,464

TOTAL BELGIUM		$7,878,771

BERMUDA – 0.5%

Hongkong Land Holdings Ltd.	302,100	1,661,550

Johnson Electric Holdings Ltd.#	728,269	1,332,752

TOTAL BERMUDA		$2,994,302

BULGARIA – 0.0%**

Petrol AD*	2,384	—

CAYMAN ISLANDS – 6.2%

Alibaba Group Holding Ltd. ADR*	47,502	8,392,178

ASM Pacific Technology Ltd.	159,500	2,232,933

Budweiser Brewing Co. APAC Ltd.*	312,200	1,141,474

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

     Wilmington International Fund (continued)

Description	Number of Shares	Value

China Resources Medical Holdings Co. Ltd.	21,000	$12,087

Haitian International Holdings Ltd.	565,000	1,336,800

Huazhu Group Ltd. ADR	69,061	2,614,649

Hutchison China MediTech Ltd. ADR*	83,734	1,582,573

NetEase, Inc. ADR	4,984	1,424,726

New Oriental Education & Technology Group, Inc. ADR*	32,987	4,026,393

Sands China Ltd.	562,000	2,779,178

Shenzhou International Group Holdings Ltd.	135,400	1,876,536

Tencent Holdings Ltd.	202,800	8,302,534

TOTAL CAYMAN ISLANDS		$35,722,061

CHINA – 2.3%

China Mobile Ltd.	254,500	2,072,129

China Pacific Insurance Group Co. Ltd., Class H	974,000	3,542,519

China Petroleum & Chemical Corp., Class H	3,056,000	1,754,988

Hollysys Automation Technologies Ltd.	91,280	1,287,961

Ping An Insurance Group Co. of China Ltd., Class H#	319,500	3,700,206

Sinopharm Group Co. Ltd., Class H	227,600	817,634

TOTAL CHINA		$13,175,437

DENMARK – 1.5%

Ambu A/S, Class B#	64,264	1,009,222

Coloplast A/S, Class B	15,454	1,862,195

DSV Panalpina A/S	28,178	2,734,176

H Lundbeck A/S	1,250	42,638

Novo Nordisk A/S Class B	50,665	2,767,031

SimCorp A/S	620	55,393

Topdanmark A/S	1,100	49,263

TOTAL DENMARK		$8,519,918

FINLAND – 0.4%

Kesko OYJ, Class B	4,039	268,840

Kone OYJ, Class B	4,410	280,550

Neste OYJ	7,280	262,743

Nokian Renkaat OYJ#	4,320	123,343

Nordea Bank Abp	825	6,032

Sampo OYJ, Class A	10,980	449,918

UPM-Kymmene OYJ	15,848	515,057

Valmet OYJ	13,954	311,880

TOTAL FINLAND		$2,218,363

FRANCE – 11.8%

AXA SA	47,608	1,257,607

Beneteau SA#	115,171	1,073,844

BNP Paribas SA	30,204	1,576,866

Bouygues SA	87,734	3,718,288

Carrefour SA	183,200	3,116,946

Description	Number of Shares	Value

Casino Guichard Perrachon SA#	4,268	$230,246

Cie de Saint-Gobain	8,400	341,670

Cie Generale des Etablissements Michelin SCA	1,360	165,484

CNP Assurances	13,666	270,997

Credit Agricole SA	26,323	343,049

Dassault Systemes SA	7,582	1,150,466

Devoteam SA	2,003	169,780

Edenred	64,350	3,387,522

Elior Group SA	124,185	1,605,256

Engie SA	209,946	3,511,120

Eurazeo SE	47,165	3,287,694

Eutelsat Communications SA	10,590	200,787

Faurecia SE	3,280	152,839

Hermes International	360	258,973

ID Logistics Group*	7,313	1,397,970

Ingenico Group SA	4,908	524,070

Legrand SA	4,547	354,887

L’Oreal SA	5,044	1,472,775

LVMH Moet Hennessy Louis Vuitton SA	10,754	4,587,679

Neoen SA#,*	40,091	1,064,181

Orange SA#	253,346	4,080,119

Peugeot SA	6,390	161,778

Publicis Groupe SA	3,430	147,472

Renault SA	4,924	251,302

Sanofi	58,765	5,414,963

Sartorius Stedim Biotech	9,305	1,392,709

SCOR SE	43,883	1,849,055

Societe BIC SA	700	48,599

Societe Generale SA	28,893	820,110

SPIE SA	59,746	1,259,396

Thales SA	32,100	3,137,610

TOTAL SA	43,513	2,287,463

Veolia Environnement SA	121,800	3,201,831

Vinci SA#	30,333	3,403,337

Virbac SA*	8,708	2,122,078

Vivendi SA	113,000	3,145,680

TOTAL FRANCE		$67,944,498

GERMANY – 8.3%

adidas AG	330	101,894

Allianz SE	12,800	3,126,408

alstria Office REIT AG	119,381	2,236,846

BASF SE	11,280	858,373

Bayer AG	22,280	1,728,985

Bayerische Motoren Werke AG	10,658	816,746

Continental AG	2,450	327,570

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Covestro AG	7,369	$353,813

Daimler AG	15,135	884,684

Deutsche Lufthansa AG	21,143	366,563

Deutsche Post AG	6,280	222,380

Deutsche Telekom AG	213,636	3,757,012

Deutsche Wohnen SE	83,400	3,136,499

E.ON SE	19,520	196,741

Evotec SE#,*	54,854	1,253,551

Fielmann AG	39,166	3,022,783

Freenet AG	10,502	233,028

Fresenius SE & Co. KGaA	30,425	1,599,092

Hannover Rueck SE	1,740	308,171

Hypoport AG*	3,302	1,025,637

Infineon Technologies AG	135,264	2,621,643

Jenoptik AG	43,543	1,296,645

LEG Immobilien AG	1,400	160,670

MTU Aero Engines AG	3,152	841,593

Muenchener Rueckversicherungs AG	12,260	3,404,720

Nemetschek SE	37,411	1,902,636

New Work SE	8,477	2,670,867

RWE AG	104,500	3,185,279

SAP SE	29,552	3,915,569

TLG Immobilien AG	1,843	53,957

TUI AG	15,356	200,466

Wirecard AG#	4,409	558,366

Zalando SE*	23,081	1,000,086

TOTAL GERMANY		$47,369,273

HONG KONG – 4.3%

AIA Group Ltd.	716,200	7,170,272

BOC Hong Kong Holdings Ltd.	623,500	2,148,368

CNOOC Ltd.	1,766,000	2,650,369

Jardine Matheson Holdings Ltd.	54,200	3,095,904

Sun Hung Kai Properties Ltd.	174,500	2,647,803

Swire Properties Ltd.	888,400	2,800,360

Techtronic Industries Co. Ltd.	546,500	4,289,174

TOTAL HONG KONG		$24,802,250

INDIA – 1.6%

HDFC Bank Ltd. ADR	112,986	6,902,315

Infosys Ltd. ADR	222,815	2,136,796

TOTAL INDIA		$9,039,111

IRELAND – 1.9%

DCC PLC	26,403	2,474,800

Kerry Group PLC, Class A	12,325	1,490,074

Kingspan Group PLC	70,126	3,633,707

Description	Number of Shares	Value

Ryanair Holdings PLC ADR*	13,579	$1,013,537

UDG Healthcare PLC	234,004	2,343,102

TOTAL IRELAND		$10,955,220

ITALY – 3.1%

Assicurazioni Generali SpA	179,297	3,634,453

Atlantia SpA	128,700	3,177,955

Enel SpA	585,179	4,529,390

Eni SpA	83,115	1,257,914

FinecoBank Banca Fineco SpA	227,876	2,566,915

Intesa Sanpaolo SpA	219,248	549,208

Salvatore Ferragamo SpA#	95,534	1,784,696

UnipolSai Assicurazioni SpA#	94,940	264,822

TOTAL ITALY		$17,765,353

JAPAN – 21.4%

AEON Financial Service Co. Ltd.	51,600	793,185

Ajinomoto Co., Inc.	39,700	757,127

Alps Alpine Co. Ltd.	36	781

Anritsu Corp.#	44,500	857,528

Ariake Japan Co. Ltd.	11,200	873,266

Asahi Group Holdings Ltd.	12,600	633,559

Bandai Namco Holdings, Inc.	9,800	605,115

Chubu Electric Power Co., Inc.	133,900	2,015,506

COMSYS Holdings Corp.	40,700	1,209,806

Dai-ichi Life Holdings, Inc.	58,600	968,889

Daikin Industries Ltd.	19,800	2,792,425

Daiwa House Industry Co. Ltd.	33,700	1,165,566

Denka Co. Ltd.	57,100	1,668,215

Denki Kogyo Co. Ltd.	35,600	1,101,065

Eagle Industry Co. Ltd.	48,200	489,632

Ebara Corp.	32,900	987,091

Electric Power Development Co. Ltd., Class C	26,100	636,609

FCC Co. Ltd.	25,800	537,789

FUJIFILM Holdings Corp.	11,300	500,176

Fujitsu General Ltd.	37,400	680,882

Fuso Chemical Co. Ltd.	23,900	622,785

Hino Motors Ltd.	49,400	472,088

Hitachi Ltd.	55,800	2,102,511

Hitachi Metals Ltd.	86,900	1,100,835

Honda Motor Co. Ltd.	65,000	1,770,812

Inpex Corp.	149,600	1,397,089

Isetan Mitsukoshi Holdings Ltd.	78,600	631,770

ITOCHU Corp.	76,600	1,610,877

Izumi Co. Ltd.	23,000	870,034

Jafco Co. Ltd.	6,800	257,857

Japan Tobacco, Inc.	28,100	639,074

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

    Wilmington International Fund (continued)

Description	Number of Shares	Value

JFE Holdings, Inc.	38,300	$484,824

JXTG Holdings, Inc.	102,900	485,390

KDDI Corp.	19,800	549,868

Kintetsu World Express, Inc.	70,900	1,159,454

Komatsu Ltd.	24,600	582,937

Konami Holdings Corp.	22,700	1,002,676

Kyosan Electric Manufacturing Co. Ltd.	54,500	257,890

Lintec Corp.	48,300	1,024,681

Matsuda Sangyo Co. Ltd.	12,300	185,770

Mirait Holdings Corp.	57,400	927,521

Mitsubishi Corp.	50,800	1,300,224

Mitsubishi Electric Corp.	101,300	1,460,075

Mitsubishi Gas Chemical Co., Inc.	68,400	977,324

Mitsubishi UFJ Financial Group, Inc.	462,100	2,438,231

Mitsui Fudosan Co. Ltd.	93,100	2,397,547

Mitsui Mining & Smelting Co. Ltd.	36,200	1,027,438

Murata Manufacturing Co. Ltd.	22,500	1,221,571

Nakanishi, Inc.	38,200	638,848

NEC Networks & System Integration Corp.	50,900	1,616,696

Nexon Co. Ltd.*	84,800	985,499

Nintendo Co. Ltd.	6,900	2,467,617

Nippo Corp.	68,900	1,425,341

Nippon Densetsu Kogyo Co. Ltd.	37,400	818,028

Nippon Steel Corp.	39,300	579,183

Nippon Suisan Kaisha Ltd.	27,700	159,290

Nippon Telegraph & Telephone Corp.	46,200	2,299,946

Nissin Kogyo Co. Ltd.	84,800	1,754,266

Nitori Holdings Co. Ltd.	4,000	611,538

NTT Data Corp.	92,300	1,223,943

NTT DOCOMO, Inc.	37,700	1,038,592

Olympus Corp.	198,800	2,724,549

ORIX Corp.	68,500	1,082,464

OSAKA Titanium Technologies Co. Ltd.	23,300	369,598

OSJB Holdings Corp.	326,600	801,454

Otsuka Corp.	47,600	1,935,031

Pacific Industrial Co. Ltd.	45,100	622,271

Pan Pacific International Holdings Corp.	65,600	1,036,940

Pilot Corp.	37,900	1,554,746

Recruit Holdings Co. Ltd.	63,400	2,119,987

Rohm Co. Ltd.	19,200	1,539,698

Ryobi Ltd.	20,800	391,962

Sakata INX Corp.	17,000	194,259

San-A Co. Ltd.#	28,500	1,356,514

Santen Pharmaceutical Co. Ltd.	127,600	2,274,562

Seibu Holdings, Inc.	31,900	565,096

Seino Holdings Co. Ltd.	110,500	1,429,470

Sekisui Chemical Co. Ltd.	46,200	812,425

Seven & i Holdings Co. Ltd.	49,600	1,883,137

Description	Number of Shares	Value

Shionogi & Co. Ltd.	33,100	$1,997,831

Sinko Industries Ltd.	14,600	248,899

SMC Corp.	1,300	568,080

SoftBank Group Corp.	52,600	2,040,874

Sompo Holdings, Inc.	29,900	1,183,374

Sony Corp.	41,100	2,521,414

Sumitomo Corp.	59,600	973,005

Sumitomo Electric Industries Ltd.	56,600	784,350

Sumitomo Metal Mining Co. Ltd.	38,700	1,310,188

Sumitomo Mitsui Financial Group, Inc.	51,300	1,843,171

Sumitomo Warehouse Co Ltd. (The)	54,700	747,636

Suzuki Motor Corp.	13,300	632,671

T&D Holdings, Inc.	44,700	504,991

Taiheiyo Cement Corp.	11,600	330,845

Tamura Corp.	107,300	622,994

TDK Corp.	17,500	1,755,024

Terumo Corp.	45,100	1,482,591

THK Co. Ltd.	63,400	1,852,273

Toho Co. Ltd.	16,100	651,514

Tokio Marine Holdings, Inc.	24,600	1,336,724

Tokyo Tatemono Co. Ltd.	50,000	717,196

Tokyu Fudosan Holdings Corp.	231,700	1,546,955

Toray Industries, Inc.	141,500	1,009,853

Toyo Suisan Kaisha Ltd.	26,700	1,127,438

Toyota Motor Corp.	37,700	2,632,961

Trend Micro, Inc.	37,200	1,894,620

Tsurumi Manufacturing Co. Ltd.	42,700	848,543

West Japan Railway Co.	13,400	1,168,514

Yamato Holdings Co. Ltd.	29,700	501,647

Yamato Kogyo Co. Ltd.	24,200	633,516

Z Holdings Corp.	132,400	409,497

TOTAL JAPAN		$122,425,504

JERSEY – 0.1%

Ferguson PLC	3,240	276,411

WPP PLC	28,520	355,840

TOTAL JERSEY		$632,251

LUXEMBOURG – 0.3%

APERAM SA	5,730	146,091

Aroundtown SA	13,460	113,580

Samsonite International SA	821,986	1,693,075

TOTAL LUXEMBOURG		$1,952,746

NETHERLANDS – 3.9%

ABN AMRO Bank NV	5,512	102,602

Aegon NV	65,546	283,349

Airbus SE	21,700	3,108,021

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

ASML Holding NV	25,765	$6,752,889

ASR Nederland NV	6,087	222,741

BE Semiconductor Industries NV	3,760	138,932

IMCD NV	23,245	1,812,167

ING Groep NV	111,837	1,263,283

Koninklijke Ahold Delhaize NV	132,720	3,304,604

Koninklijke Philips NV	71,400	3,127,164

NN Group NV#	6,339	241,578

Randstad NV	3,080	170,520

Unilever NV	31,320	1,849,606

TOTAL NETHERLANDS		$22,377,456

NORWAY – 0.9%

Equinor ASA	13,130	242,864

Mowi ASA	18,052	440,104

Salmar ASA	2,311	107,682

Sbanken ASA	131,006	930,247

TGS Nopec Geophysical Co. ASA	56,225	1,456,348

Tomra Systems ASA	74,901	2,016,658

TOTAL NORWAY		$5,193,903

PHILIPPINES – 0.3%

Ayala Land, Inc.	2,037,400	1,949,271

SINGAPORE – 0.9%

Jardine Cycle & Carriage Ltd.	57,400	1,380,520

Oversea-Chinese Banking Corp. Ltd.#	440,724	3,550,542

TOTAL SINGAPORE		$4,931,062

SOUTH AFRICA – 0.0%**

African Phoenix Investments Ltd.*	36,266	1,824

SOUTH KOREA – 2.4%

Mando Corp.	39,259	1,208,021

Samsung Electronics Co. Ltd.	206,952	8,965,044

Samsung Fire & Marine Insurance Co. Ltd.	8,120	1,511,006

SK Materials Co. Ltd.	12,029	1,894,119

TOTAL SOUTH KOREA		$13,578,190

SPAIN – 2.4%

ACS Actividades de Construccion y Servicios SA#	5,908	239,781

Amadeus IT Group SA	26,737	1,978,243

Banco Bilbao Vizcaya Argentaria SA	211,323	1,113,157

Banco Santander SA#	282,136	1,130,910

Bankinter SA	194,320	1,343,695

CaixaBank SA	103,760	296,831

Iberdrola SA	446,641	4,586,860

Industria de Diseno Textil SA#	47,011	1,465,456

Mapfre SA	31,122	86,776

Mediaset Espana Comunicacion SA	28,570	174,615

Repsol SA	59,249	971,382

Description	Number of Shares	Value

Telefonica SA	67,729	$519,325

TOTAL SPAIN		$13,907,031

SWEDEN – 3.0%

Assa Abloy AB, Class B	85,107	2,018,445

Atlas Copco AB, Class A	49,867	1,761,616

Avanza Bank Holding AB	207,219	1,766,224

Boliden AB	9,290	249,816

Fabege AB	108,045	1,611,326

Hemfosa Fastigheter AB	6,477	66,711

Hexagon AB, Class B	34,019	1,736,587

Hexpol AB	63,313	563,907

ICA Gruppen AB#	1,280	56,605

Investor AB, Class A	1,980	99,659

Peab AB	25,069	211,078

Sandvik AB	12,500	220,530

Skandinaviska Enskilda Banken AB, Class A	25,451	243,869

SSAB AB, Class B#	26,350	66,205

Sweco AB, Class B	67,727	2,382,022

Tele2 AB, Class B	200,100	2,860,881

Trelleborg AB, Class B	61,825	998,541

Volvo AB, Class B	15,670	234,343

TOTAL SWEDEN		$17,148,365

SWITZERLAND – 3.2%

Adecco Group AG	2,530	149,979

Cembra Money Bank AG	12,806	1,355,242

Chocoladefabriken Lindt & Spruengli AG	112	832,195

Cie Financiere Richemont SA	15,218	1,197,077

Comet Holding AG#	11,290	1,128,428

Emmi AG	1,268	1,073,269

Landis+Gyr Group AG*	690	63,964

Lonza Group AG*	838	301,561

Novartis AG	19,523	1,703,735

Partners Group Holding AG	2,376	1,852,630

Roche Holding AG	1,210	364,043

Sika AG	17,853	3,067,495

Straumann Holding AG	2,184	1,947,778

Swiss Life Holding AG	1,150	574,942

Temenos AG*	2,816	401,776

UBS Group AG*	24,550	289,673

VAT Group AG*	3,625	531,532

Zurich Insurance Group AG	3,177	1,241,494

TOTAL SWITZERLAND		$18,076,813

TAIWAN – 2.6%

Largan Precision Co. Ltd.	10,000	1,468,438

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

     Wilmington International Fund (continued)

Description	Number of Shares	Value

Merida Industry Co. Ltd.	262,000	$1,514,824

Taiwan Semiconductor Manufacturing Co. Ltd.	1,243,000	12,188,877

TOTAL TAIWAN		$15,172,139

THAILAND – 0.4%

Kasikornbank PCL	470,000	2,163,603

UNITED KINGDOM – 6.9%

3i Group PLC	25,620	374,349

Admiral Group PLC	11,910	311,947

Anglo American PLC	25,480	654,039

ASOS PLC*	17,352	793,437

Aviva PLC	173,963	935,627

Barclays PLC	359,590	781,606

Barratt Developments PLC	67,117	548,767

Berkeley Group Holdings PLC (The)	4,537	258,648

BHP Group PLC	44,802	948,747

BP PLC	275,187	1,744,181

British American Tobacco PLC	71,901	2,516,568

BT Group PLC	276,515	733,204

Centrica PLC	87,520	82,261

Compass Group PLC	67,924	1,808,984

Croda International PLC	42,186	2,631,741

Direct Line Insurance Group PLC	70,468	248,376

easyJet PLC	12,990	208,314

Evraz PLC	28,320	134,705

GlaxoSmithKline PLC	64,250	1,471,943

HSBC Holdings PLC	355,290	2,687,959

Imperial Brands PLC	17,760	389,345

Legal & General Group PLC	206,113	704,051

Lloyds Banking Group PLC	951,489	700,068

M&G PLC*	45,129	124,983

Micro Focus International PLC	3,090	42,428

National Grid PLC	3,642	42,520

Pagegroup PLC	8,060	46,481

Persimmon PLC	19,291	568,992

Prudential PLC	48,969	855,383

Reckitt Benckiser Group PLC	20,395	1,575,613

Rightmove PLC	17,190	133,291

Rio Tinto PLC	29,616	1,539,898

Royal Dutch Shell PLC, Class A	60,090	1,744,823

Royal Dutch Shell PLC, Class B	70,332	2,020,705

Serco Group PLC*	1,105,151	2,233,236

Smith & Nephew PLC	6,710	143,632

Spectris PLC	3,290	101,940

Spirax-Sarco Engineering PLC	5,047	518,109

Spirent Communications PLC	31,650	81,504

Description	Number of Shares	Value

SSE PLC	17,513	$291,169

St James’s Place PLC	104,695	1,411,773

Taylor Wimpey PLC	23,838	51,104

Travis Perkins PLC	95,791	1,778,112

Tullow Oil PLC	516,803	1,378,382

Vodafone Group PLC	455,336	928,378

TOTAL UNITED KINGDOM		$39,281,323

UNITED STATES – 0.3%

Cognizant Technology Solutions Corp., Class A	23,718	1,445,375

TOTAL COMMON STOCKS (COST $472,828,383)		$531,763,890

PREFERRED STOCK – 0.0%**

GERMANY – 0.0%**

Volkswagen AG 4.86%	522	99,379

TOTAL PREFERRED STOCK (COST $100,334)		$99,379

MONEY MARKET FUND – 5.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	29,947,441	29,947,441

TOTAL MONEY MARKET FUND (COST $29,947,441)		$29,947,441

WARRANTS – 0.7%

SWITZERLAND – 0.7%

Midea Group Co. Ltd., Expire 5/20/20*	325,605	2,567,688

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 1/06/20*	752,208	1,496,292

TOTAL WARRANTS (COST $3,566,586)		$4,063,980

TOTAL INVESTMENTS IN SECURITIES – 98.7% (COST $506,442,744)		$565,874,690

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%

REPURCHASE AGREEMENTS – 3.7%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $1,075,548, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $1,097,008.	$1,075,497	$1,075,497

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Par Value	Value

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $4,090,875, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $4,172,492.	$4,090,678	$4,090,678

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $4,090,876, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $4,172,492.	4,090,678	4,090,678

Daiwa Capital Markets America, 1.75%, dated 10/31/19, due 11/01/19, repurchase price $4,090,877, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/21/19 to 10/20/49; total market value of $4,172,492.	4,090,678	4,090,678

ING Financial Markets LLC, 1.74%, dated 10/31/19, due 11/01/19, repurchase price $4,090,876, collateralized by U.S. Government Agency Securities, 2.32% to 6.00%, maturing 2/01/26 to 5/01/58; total market value of $4,172,492.	4,090,678	4,090,678

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $4,090,876, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $4,172,492.	4,090,678	4,090,678

TOTAL REPURCHASE AGREEMENTS (COST $21,528,887)		$21,528,887

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $21,528,887)		$21,528,887

TOTAL INVESTMENTS – 102.4% (COST $527,971,631)		$587,403,577

COLLATERAL FOR SECURITIES ON LOAN – (3.7%)		(21,528,887)

OTHER ASSETS LESS LIABILITIES – 1.3%		7,601,843

TOTAL NET ASSETS – 100.0%		$573,476,533

Cost of investments for Federal income tax purposes is $531,449,413. The net unrealized appreciation/(depreciation) of investments was $56,438,030. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $79,742,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(23,304,071).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

     Wilmington International Fund (continued)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$2,885,075	$—	$—	$2,885,075

Austria	257,402	—	—	257,402

Belgium	7,878,771	—	—	7,878,771

Bermuda	2,994,302	—	—	2,994,302

Cayman Islands	35,722,061	—	—	35,722,061

China	13,175,437	—	—	13,175,437

Denmark	8,519,918	—	—	8,519,918

Finland	2,218,363	—	—	2,218,363

France	67,944,498	—	—	67,944,498

Germany	47,369,273	—	—	47,369,273

Hong Kong	24,802,250	—	—	24,802,250

India	9,039,111	—	—	9,039,111

Ireland	10,955,220	—	—	10,955,220

Italy	17,765,353	—	—	17,765,353

Japan	120,805,904	1,619,600	—	122,425,504

Jersey	632,251	—	—	632,251

Luxembourg	1,952,746	—	—	1,952,746

Netherlands	22,377,456	—	—	22,377,456

Norway	5,193,903	—	—	5,193,903

Philippines	1,949,271	—	—	1,949,271

Singapore	4,931,062	—	—	4,931,062

South Africa	1,824	—	—	1,824

South Korea	13,578,190	—	—	13,578,190

Spain	13,907,031	—	—	13,907,031

Sweden	17,148,365	—	—	17,148,365

Switzerland	17,003,544	1,073,269	—	18,076,813

Taiwan	15,172,139	—	—	15,172,139

Thailand	2,163,603	—	—	2,163,603

United Kingdom	39,281,323	—	—	39,281,323

United States	1,445,375	—	—	1,445,375

Preferred Stock

Germany	99,379	—	—	99,379

Money Market Fund	29,947,441	—	—	29,947,441

Warrants

Switzerland	—	4,063,980	—	4,063,980

Repurchase Agreements	—	21,528,887	—	21,528,887

Total Investments in Securities	$559,117,841	$28,285,736	$—	$587,403,577

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$269	$—	$269

Financial Futures Contracts	487,194	—	—	487,194

Total Assets - Other Financial Instruments	$487,194	$269	$—	$487,463

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(3,597)	$—	$(3,597)

Total Liabilities - Other Financial Instruments	$—	$(3,597)	$—	$(3,597)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

^	7-Day net yield.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:		Currency Code	Currency

ADR	American Depositary Receipt	CHF	Swiss Franc

MSCI	Morgan Stanley Capital International	EUR	Euro

OYJ	Public Limited Company	GBP	British Pound Sterling

PCL	Public Company Limited	HKD	Hong Kong Dollar

PLC	Public Limited Company	NOK	Norwegian Krone

REIT	Real Estate Investment Trust	SEK	Swedish Krona

SCA	Limited Partnership with Share Capital	USD	United States Dollar

SpA	Societa per Azioni

At October 31, 2019, the International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2019	Bank of New York Mellon	55,697 CHF	$ 56,303	$ 56,458	$155	$ —
11/1/2019	Bank of New York Mellon	40,757 CHF	41,201	41,315	114	—
11/4/2019	Bank of New York Mellon	1,196,191 HKD	152,657	152,654	—	(3)
CONTRACTS SOLD
11/1/2019	Bank of New York Mellon	1,198,921 NOK	129,555	130,372	—	(817)
11/1/2019	Bank of New York Mellon	130,283 EUR	145,046	145,304	—	(258)
11/1/2019	Bank of New York Mellon	15,494 EUR	17,178	17,280	—	(102)
11/1/2019	Bank of New York Mellon	555 GBP	711	719	—	(8)
11/4/2019	Bank of New York Mellon	8,199,110 NOK	889,353	891,580	—	(2,227)
11/4/2019	Bank of New York Mellon	169,810 SEK	17,444	17,586	—	(142)
11/5/2019	Bank of New York Mellon	18,588 EUR	20,700	20,731	—	(31)
11/5/2019	Bank of New York Mellon	4,475 EUR	4,984	4,992	—	(8)
11/5/2019	Bank of New York Mellon	395 GBP	510	511	—	(1)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$269	$(3,597)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington International Fund (concluded)

At October 31, 2019, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation(b)	Unrealized (Depreciation)(b)
LONG POSITIONS:
MSCI India NTR Index	December 2019	117	8,041,410	$7,554,216	$8,041,410	$487,194	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$487,194	$—

(a)	Notional Amount denominated in USD unless otherwise noted.

(b)

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open until October 31, 2019. If variation margin settles the same day, then no amount may be shown in the Statements of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Insurance	8.0%
Pharmaceuticals	4.9%
IT Services	3.9%
Real Estate Investment Trusts	3.8%
Oil, Gas & Consumable Fuels	3.6%
Commercial Banks	3.3%
Road & Rail	3.2%
Diversified Financial Services	3.1%
Machinery	2.8%
Capital Markets	2.8%
Specialty Retail	2.8%
Software	2.7%
Health Care Equipment & Supplies	2.7%
Commercial Services & Supplies	2.6%
Semiconductors & Semiconductor Equipment	2.4%
Food Products	2.4%
Aerospace & Defense	2.0%
Diversified Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.9%
Chemicals	1.8%
Health Care Providers & Services	1.8%
Construction & Engineering	1.6%
Beverages	1.4%
Metals & Mining	1.4%
Household Durables	1.3%
Household Products	1.3%
Multi-Utilities	1.2%
Trading Companies & Distributors	1.1%
Automobiles	1.1%
Wireless Telecommunication Services	1.1%
Building Products	1.1%
Communications Equipment	1.0%
Electric Utilities	1.0%
Electrical Equipment	1.0%
Auto Components	0.9%
Containers & Packaging	0.9%
Interactive Media & Services	0.9%
Gas Utilities	0.8%
Professional Services	0.8%
Electronic Equipment, Instruments & Components	0.8%
Multiline Retail	0.7%
Media	0.7%
Entertainment	0.7%
Consumer Finance	0.7%
Internet & Catalog Retail	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	0.7%
Air Freight & Logistics	0.6%

Percentage of Total Net Assets
Common Stocks
Personal Products	0.4%
Water Utilities	0.4%
Real Estate Management & Development	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Food & Staples Retailing	0.3%
Marine	0.3%
Airlines	0.3%
Life Sciences Tools & Services	0.3%
Construction Materials	0.2%
Leisure Equipment & Products	0.2%
Energy Equipment & Services	0.2%
Biotechnology	0.1%
Diversified Consumer Services	0.1%
Paper & Forest Products	0.1%
Industrial Conglomerates	0.1%
Transportation Infrastructure	0.1%
Health Care Technology	0.0%[3]
Distributors	0.0%[3]
Independent Power & Renewable Electricity Producers	0.0%[3]
Preferred Stocks	0.3%
Investment Companies	0.2%
Cash Equivalents[1]	2.6%
Other Assets and Liabilities – Net[2]	2.6%

TOTAL	100.0%

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Global Alpha Equities Fund (continued)

Percentage of Total Net Assets
Country Allocation
Common Stocks
United States	45.4%
Japan	13.6%
United Kingdom	6.4%
France	5.4%
Canada	5.2%
Switzerland	3.6%
Netherlands	2.3%
Hong Kong	1.6%
Germany	1.3%
Ireland	1.1%
Taiwan	1.0%
All other countries less than 1.0%	7.4%
Preferred Stocks	0.3%
Investment Companies	0.2%
Cash Equivalents[1]	2.6%
Other Assets and Liabilities – Net[2]	2.6%

TOTAL	100.0%

(1)	Cash Equivalent includes investment in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 94.3%

AEROSPACE & DEFENSE – 2.0%

Airbus SE	3,618	$518,195

Boeing Co. (The)	892	303,200

BWX Technologies, Inc.	15,555	903,745

Huntington Ingalls Industries, Inc.	335	75,596

Lockheed Martin Corp.	2,538	956,014

Moog, Inc., Class A	3,106	260,003

Safran SA	2,099	332,073

United Technologies Corp.	4,491	644,818

TOTAL AEROSPACE & DEFENSE		$3,993,644

AIR FREIGHT & LOGISTICS – 0.6%

bpost SA	9,016	103,069

CTT-Correios de Portugal SA	13,104	41,857

Expeditors International of Washington, Inc.	7,775	567,108

FedEx Corp.	792	120,907

PostNL NV	47,128	108,172

Description	Number of Shares	Value

Royal Mail PLC	3,173	$8,697

United Parcel Service, Inc., Class B	2,545	293,108

TOTAL AIR FREIGHT & LOGISTICS		$1,242,918

AIRLINES – 0.3%

Deutsche Lufthansa AG	6,834	118,483

Hawaiian Holdings, Inc.	5,023	143,708

Japan Airlines Co. Ltd.	4,870	152,156

SAS AB*	72,122	112,638

TOTAL AIRLINES		$526,985

AUTO COMPONENTS – 0.9%

Aisan Industry Co. Ltd.	3,135	26,156

Autoliv, Inc.	536	41,722

Denso Corp.	700	32,812

Exedy Corp.	5,285	125,726

Garrett Motion, Inc.*	60	570

Keihin Corp.	7,625	183,511

Lear Corp.	482	56,765

NGK Spark Plug Co. Ltd.	3,197	65,633

Nissin Kogyo Co. Ltd.	6,972	144,230

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

NOK Corp.	10,365	$164,320

Nokian Renkaat OYJ	430	12,277

Sumitomo Electric Industries Ltd.	8,357	115,809

Sumitomo Riko Co. Ltd.	6,960	61,099

Tachi-S Co. Ltd.	5,100	68,573

Tokai Rika Co. Ltd.	11,257	219,949

Toyoda Gosei Co. Ltd.	6,945	164,380

Toyota Boshoku Corp.	1,700	25,266

Toyota Industries Corp.	1,377	83,648

TS Tech Co. Ltd.	1,432	46,544

Unipres Corp.	6,800	112,399

TOTAL AUTO COMPONENTS		$1,751,389

AUTOMOBILES – 1.1%

Daimler AG	4,753	277,826

Dongfeng Motor Group Co. Ltd., Class H	201,560	202,693

Honda Motor Co. Ltd.	20,005	545,001

Isuzu Motors Ltd.	30,240	354,933

Mitsubishi Motors Corp.	12,200	56,261

Nissan Motor Co. Ltd.	20,400	130,232

Renault SA	3,330	169,950

Subaru Corp.	2,585	74,757

Suzuki Motor Corp.	4,674	222,339

Yamaha Motor Co. Ltd.	5,968	118,266

TOTAL AUTOMOBILES		$2,152,258

BEVERAGES – 1.4%

Anadolu Efes Biracilik Ve Malt Sanayii AS	16,492	55,471

Asahi Group Holdings Ltd.	1,891	95,084

Coca-Cola Co. (The)	10,986	597,968

Coca-Cola European Partners PLC	553	29,591

Coca-Cola HBC AG*	639	19,452

Coca-Cola Icecek AS	5,203	28,430

Constellation Brands, Inc., Class A	690	131,328

Diageo PLC	14,084	577,324

Heineken Holding NV	508	48,385

Heineken NV	5,793	590,917

PepsiCo., Inc.	3,941	540,587

Pernod Ricard SA	535	98,751

TOTAL BEVERAGES		$2,813,288

BIOTECHNOLOGY – 0.1%

Alnylam Pharmaceuticals, Inc.*	740	64,188

Galapagos NV*	998	183,434

TOTAL BIOTECHNOLOGY		$247,622

BUILDING PRODUCTS – 1.1%

A.O. Smith Corp.	1,229	61,057

Assa Abloy AB, Class B	11,999	284,575

Cie de Saint-Gobain	8,673	352,774

Description	Number of Shares	Value

Fortune Brands Home & Security, Inc.	5,392	$323,790

Lennox International, Inc.	3,640	900,390

Masco Corp.	2,199	101,704

Owens Corning	1,066	65,324

Resideo Technologies, Inc.*	100	953

TOTAL BUILDING PRODUCTS		$2,090,567

CAPITAL MARKETS – 2.8%

Ameriprise Financial, Inc.	580	87,516

BlackRock, Inc.	281	129,738

Charles Schwab Corp. (The)	15,267	621,520

CME Group, Inc.	1,921	395,246

E*TRADE Financial Corp.	5,616	234,693

FactSet Research Systems, Inc.	1,063	269,492

Franklin Resources, Inc.	1,804	49,700

GAM Holding AG*	12,766	42,549

Hamilton Lane, Inc., Class A	5,138	306,328

Ichiyoshi Securities Co. Ltd.	6,930	45,113

Intercontinental Exchange, Inc.	6,385	602,233

Jafco Co. Ltd.	2,290	86,837

Julius Baer Group Ltd.*	4,524	199,579

London Stock Exchange Group PLC	4,896	441,026

Moody’s Corp.	1,220	269,242

Nomura Holdings, Inc.	47,300	216,943

Partners Group Holding AG	70	54,581

Schroders PLC	452	18,121

SEI Investments Co.	842	50,453

St James’s Place PLC	1,533	20,672

T. Rowe Price Group, Inc.	811	93,914

TD Ameritrade Holding Corp.	12,879	494,296

UBS Group AG*	67,568	797,254

Uranium Participation Corp.*	14,805	43,164

TOTAL CAPITAL MARKETS		$5,570,210

CHEMICALS – 1.8%

ADEKA Corp.	7,371	106,753

Air Liquide SA	953	126,589

Air Products & Chemicals, Inc.	660	140,752

China BlueChemical Ltd., Class H	285,730	69,646

Chr Hansen Holding A/S	255	19,574

Croda International PLC	366	22,833

Daicel Corp.	10,503	94,925

Ecolab, Inc.	388	74,523

EMS-Chemie Holding AG	60	37,527

FMC Corp.	2,972	271,938

Ingevity Corp.*	4,921	414,397

JSR Corp.	21,628	410,369

Linde PLC	2,313	458,784

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

LyondellBasell Industries NV, Class A	969	$86,919

Mitsubishi Gas Chemical Co., Inc.	6,900	98,590

Nitto Denko Corp.	2,460	137,591

Sherwin-Williams Co. (The)	1,447	828,147

Shin-Etsu Chemical Co. Ltd.	1,095	123,300

TOTAL CHEMICALS		$3,523,157

COMMERCIAL BANKS – 3.3%

ABN AMRO Bank NV	33,457	622,780

Bank of Ireland Group PLC	33,635	161,757

Bank of Nova Scotia (The)	9,590	549,795

Bank of Nova Scotia (The)	9,504	545,086

BPER Banca	34,200	152,840

CaixaBank SA	79,218	226,622

Dah Sing Financial Holdings Ltd.	14,015	52,226

DGB Financial Group, Inc.	13,680	82,660

East West Bancorp, Inc.	842	36,139

First Citizens BancShares, Inc., Class A	436	214,477

First Republic Bank	4,566	485,640

Japan Post Bank Co. Ltd.	10,008	100,275

KB Financial Group, Inc. ADR	4,760	170,027

People’s United Financial, Inc.	1,189	19,226

PNC Financial Services Group, Inc. (The)	3,982	584,159

Resona Holdings, Inc.	69,900	307,524

San-In Godo Bank Ltd. (The)	5,825	34,576

Sberbank of Russia PJSC ADR	7,087	104,197

Shinhan Financial Group Co. Ltd. ADR	4,288	154,754

Signature Bank	2,929	346,559

Standard Chartered PLC	77,395	702,780

Sumitomo Mitsui Trust Holdings, Inc.	8,351	307,469

Tochigi Bank Ltd. (The)	16,500	34,989

U.S. Bancorp	1,592	90,776

Unicaja Banco SA	103,261	93,458

UniCredit SpA	23,840	302,261

Zions Bancorp NA	1,083	52,493

TOTAL COMMERCIAL BANKS		$6,535,545

COMMERCIAL SERVICES & SUPPLIES – 2.6%

Aeon Delight Co. Ltd.	2,689	94,124

Babcock International Group PLC	23,841	171,089

Cintas Corp.	6,123	1,645,066

Clean Harbors, Inc.*	7,190	592,887

Copart, Inc.*	5,864	484,601

Dai Nippon Printing Co. Ltd.	5,259	141,617

Edenred	7,786	409,872

Relia, Inc.	4,800	62,895

Republic Services, Inc.	1,898	166,094

Rollins, Inc.	1,112	42,378

Secom Co. Ltd.	2,515	234,406

Description	Number of Shares	Value

Serco Group PLC*	35,779	$72,300

Societe BIC SA	139	9,650

Toppan Forms Co. Ltd.	9,815	98,886

Waste Connections, Inc.	8,352	771,725

Waste Management, Inc.	644	72,263

TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,069,853

COMMUNICATIONS EQUIPMENT – 1.0%

Cisco Systems, Inc.	12,574	597,391

F5 Networks, Inc.*	454	65,412

Motorola Solutions, Inc.	6,705	1,115,176

Nokia OYJ*	37,719	138,551

TOTAL COMMUNICATIONS EQUIPMENT		$1,916,530

CONSTRUCTION & ENGINEERING – 1.6%

China Machinery Engineering Corp., Class H	157,250	62,009

Chiyoda Corp.*	10,470	27,244

Hazama Ando Corp.	16,983	132,417

Implenia AG	2,381	90,413

JGC Holdings Corp.	18,721	274,773

Kumagai Gumi Co. Ltd.	4,276	133,043

Raubex Group Ltd.	35,008	45,247

Skanska AB, Class B	1,110	23,624

Taisei Corp.	4,771	189,974

Toyo Engineering Corp.*	7,569	48,642

Vinci SA	19,140	2,147,492

TOTAL CONSTRUCTION & ENGINEERING		$3,174,878

CONSTRUCTION MATERIALS – 0.2%

Imerys SA	2,111	81,509

LafargeHolcim Ltd.*	5,000	257,881

Vicat SA	1,967	83,364

TOTAL CONSTRUCTION MATERIALS		$422,754

CONSUMER FINANCE – 0.7%

American Express Co.	5,837	684,563

Credit Acceptance Corp.*	1,449	634,387

Provident Financial PLC	9,780	55,754

TOTAL CONSUMER FINANCE		$1,374,704

CONTAINERS & PACKAGING – 0.9%

AMVIG Holdings Ltd.	88,000	22,685

Ball Corp.	15,278	1,069,002

International Paper Co.	2,115	92,383

Nampak Ltd.*	111,183	59,085

Packaging Corp. of America	4,232	463,235

TOTAL CONTAINERS & PACKAGING		$1,706,390

DISTRIBUTORS – 0.0%**

LKQ Corp.*	2,336	79,401

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED CONSUMER SERVICES – 0.1%

Benesse Holdings, Inc.	2,405	$64,741

Service Corp. International	3,905	177,599

TOTAL DIVERSIFIED CONSUMER SERVICES		$242,340

DIVERSIFIED FINANCIAL SERVICES – 3.1%

Bank of America Corp.	14,000	437,780

Berkshire Hathaway, Inc., Class B*	5,469	1,162,600

BNP Paribas SA	6,500	339,347

G-Resources Group Ltd.*	2,282,400	14,272

Groupe Bruxelles Lambert SA	413	41,446

HDFC Bank Ltd. ADR	8,659	528,978

HSBC Holdings PLC	75,791	572,367

ING Groep NV	24,734	279,389

Kasikornbank PCL ADR	5,219	95,612

M&G PLC*	4,953	13,717

Mitsubishi UFJ Financial Group, Inc.	210,874	1,112,659

Mizuho Financial Group, Inc.	326,823	510,860

Nordea Bank Abp	216	1,579

Royal Bank of Canada	4,621	372,739

Societe Generale SA	8,468	240,359

Standard Life Aberdeen PLC	5,770	22,684

Sumitomo Mitsui Financial Group, Inc.	9,185	330,010

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,076,398

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%

BT Group PLC	204,691	542,756

Cellnex Telecom SA*	9,446	407,288

China Telecom Corp. Ltd., Class H	322,060	137,275

China Tower Corp. Ltd., Class H	752,000	166,025

China Unicom Hong Kong Ltd.	223,660	221,778

Deutsche Telekom AG	6,664	117,193

Elisa OYJ	465	25,397

Hellenic Telecommunications Organization SA	29,105	441,467

Koninklijke KPN NV	135,090	418,851

KT Corp. ADR	15,642	175,660

Magyar Telekom Telecommunications PLC ADR	12,100	92,051

Nippon Telegraph & Telephone Corp.	5,985	297,948

Orange SA	5,133	82,667

Swisscom AG	109	55,688

Telefonica Deutschland Holding AG	3,440	10,915

Verizon Communications, Inc.	7,573	457,939

Zayo Group Holdings, Inc.*	1,824	62,271

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,713,169

ELECTRIC UTILITIES – 1.0%

Alliant Energy Corp.	682	36,378

Description	Number of Shares	Value

American Electric Power Co., Inc.	772	$72,869

Avangrid, Inc.	8,637	432,282

Chugoku Electric Power Co., Inc. (The)	7,566	100,959

Duke Energy Corp.	861	81,158

Edison International	3,277	206,123

Entergy Corp.	431	52,358

Eversource Energy	665	55,687

Exelon Corp.	1,385	63,004

Iberdrola SA	21,176	217,471

NextEra Energy, Inc.	485	115,595

OGE Energy Corp.	638	27,472

Pinnacle West Capital Corp.	344	32,377

Red Electrica Corp. SA	1,161	23,372

Southern Co. (The)	1,369	85,782

SSE PLC	3,668	60,984

Terna Rete Elettrica Nazionale SpA	3,928	25,952

Xcel Energy, Inc.	3,478	220,888

TOTAL ELECTRIC UTILITIES		$1,910,711

ELECTRICAL EQUIPMENT – 1.0%

Acuity Brands, Inc.	430	53,660

AMETEK, Inc.	4,441	407,018

Cosel Co. Ltd.	5,100	56,436

Eaton Corp. PLC	1,314	114,462

Emerson Electric Co.	5,602	392,980

Legrand SA	895	69,853

Mitsubishi Electric Corp.	9,470	136,495

Schneider Electric SE	4,458	413,969

Sensata Technologies Holding PLC*	1,367	69,977

Ushio, Inc.	8,135	122,564

Zumtobel Group AG*	7,921	62,900

TOTAL ELECTRICAL EQUIPMENT		$1,900,314

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%

Amphenol Corp., Class A	1,394	139,860

Canon Marketing Japan, Inc.	4,231	90,348

Citizen Watch Co. Ltd.	26,930	144,388

Enplas Corp.	1,800	58,255

Foxconn Technology Co. Ltd.	53,670	114,955

Hexagon AB, Class B	595	30,373

Innolux Corp.	409,600	91,095

Kyocera Corp.	1,333	88,159

Nichicon Corp.	12,855	128,086

Nippon Chemi-Con Corp.	5,460	91,514

Zebra Technologies Corp., Class A*	2,264	538,538

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,515,571

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.2%

Drilling Co. of 1972 A/S (The)*	357	$20,145

Fugro NV*	6,768	61,066

Helmerich & Payne, Inc.	742	27,825

Saipem SpA*	27,120	122,802

Schlumberger Ltd.	2,572	84,079

Trican Well Service Ltd.*	32,621	21,300

TOTAL ENERGY EQUIPMENT & SERVICES		$337,217

ENTERTAINMENT – 0.7%

Avex, Inc.	6,665	81,654

CTS Eventim AG & Co. KGaA	2,734	165,421

DeNA Co. Ltd.	10,492	179,449

Nexon Co. Ltd.*	30,420	353,524

NHN Corp.*	554	27,475

Spotify Technology SA*	4,006	578,066

Walt Disney Co. (The)	21	2,728

TOTAL ENTERTAINMENT		$1,388,317

FOOD & STAPLES RETAILING – 0.3%

Cawachi Ltd.	2,620	53,691

J Sainsbury PLC	59,505	156,858

Jeronimo Martins SGPS SA	1,064	17,854

Matsumotokiyoshi Holdings Co. Ltd.	5,095	180,465

METRO AG	3,356	54,647

Sundrug Co. Ltd.	3,053	101,635

Sysco Corp.	789	63,017

TOTAL FOOD & STAPLES RETAILING		$628,167

FOOD PRODUCTS – 2.4%

Archer-Daniels-Midland Co.	4,068	171,019

Associated British Foods PLC	894	25,778

Chocoladefabriken Lindt & Spruengli AG	9	66,873

Chocoladefabriken Lindt & Spruengli AG	1	81,906

Conagra Brands, Inc.	12,669	342,696

Danone SA	2,011	166,780

Hershey Co. (The)	355	52,139

Hormel Foods Corp.	1,575	64,402

Ingredion, Inc.	3,448	272,392

Kellogg Co.	4,512	286,647

Kerry Group PLC, Class A	317	38,325

Lamb Weston Holdings, Inc.	10,026	782,429

Mondelez International, Inc., Class A	13,083	686,203

Nestle SA	8,705	929,357

Nisshin Seifun Group, Inc.	4,581	91,204

Nomad Foods Ltd.*	12,068	235,447

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	359,200	34,546

Description	Number of Shares	Value

Viscofan SA	5,837	$316,256

TOTAL FOOD PRODUCTS		$4,644,399

GAS UTILITIES – 0.8%

Atmos Energy Corp.	322	36,219

ENN Energy Holdings Ltd.	19,800	226,908

Rubis SCA	12,209	707,387

Tokyo Gas Co. Ltd.	6,394	156,668

UGI Corp.	9,708	462,780

TOTAL GAS UTILITIES		$1,589,962

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%

Alcon, Inc.*	252	14,882

Baxter International, Inc.	8,173	626,869

Coloplast A/S, Class B	275	33,137

Danaher Corp.	2,177	300,034

Haemonetics Corp.*	4,248	512,861

Hologic, Inc.*	6,349	306,720

IDEXX Laboratories, Inc.*	462	131,675

Insulet Corp.*	4,021	584,332

Koninklijke Philips NV	15,615	683,903

Medtronic PLC	7,202	784,298

Penumbra, Inc.*	1,620	252,671

Smith & Nephew PLC	22,602	483,812

STERIS PLC	2,275	322,072

Sysmex Corp.	3,299	216,502

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,253,768

HEALTH CARE PROVIDERS & SERVICES – 1.8%

AmerisourceBergen Corp.	2,708	231,209

Anthem, Inc.	1,089	293,028

CVS Health Corp.	298	19,784

HCA Healthcare, Inc.	7,795	1,040,944

Laboratory Corp. of America Holdings*	2,568	423,129

Quest Diagnostics, Inc.	3,224	326,430

UnitedHealth Group, Inc.	2,701	682,543

Universal Health Services, Inc., Class B	3,410	468,739

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,485,806

HEALTH CARE TECHNOLOGY – 0.0%**

AGFA-Gevaert NV*	22,233	101,467

HOTELS, RESTAURANTS & LEISURE – 1.9%

Aramark	1,300	56,888

Carnival Corp.	3,570	153,117

Carnival PLC	458	18,344

Choice Hotels International, Inc.	9,344	826,757

Compass Group PLC	45,502	1,211,831

Darden Restaurants, Inc.	598	67,137

Flutter Entertainment PLC	250	25,825

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Marriott Vacations Worldwide Corp.	4,109	$451,702

McDonald’s Corp.	3,201	629,637

Norwegian Cruise Line Holdings Ltd.*	1,581	80,252

Royal Caribbean Cruises Ltd.	947	103,062

Vail Resorts, Inc.	290	67,387

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,691,939

HOUSEHOLD DURABLES – 1.3%

Barratt Developments PLC	3,111	25,436

Berkeley Group Holdings PLC (The)	423	24,115

Funai Electric Co. Ltd.*	10,930	60,728

Garmin Ltd.	747	70,031

Lennar Corp., Class A	9,349	557,200

Nikon Corp.	10,185	131,097

NVR, Inc.*	308	1,120,070

Persimmon PLC	804	23,714

PulteGroup, Inc.	2,374	93,156

Sekisui Chemical Co. Ltd.	8,572	150,738

Sekisui House Ltd.	10,006	217,002

Taylor Wimpey PLC	19,781	42,407

Token Corp.	1,010	65,095

TOTAL HOUSEHOLD DURABLES		$2,580,789

HOUSEHOLD PRODUCTS – 1.3%

Colgate-Palmolive Co.	11,116	762,558

Procter & Gamble Co. (The)	9,362	1,165,663

Reckitt Benckiser Group PLC	7,113	549,514

TOTAL HOUSEHOLD PRODUCTS		$2,477,735

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.0%**

Uniper SE	681	21,221

INDUSTRIAL CONGLOMERATES – 0.1%

DCC PLC	279	26,151

Honeywell International, Inc.	649	112,102

Smiths Group PLC	1,220	25,499

TOTAL INDUSTRIAL CONGLOMERATES		$163,752

INSURANCE – 8.0%

Admiral Group PLC	710	18,596

Aflac, Inc.	3,499	186,007

Ageas	3,894	224,271

AIA Group Ltd.	195,115	1,953,403

Alleghany Corp.*	406	315,986

Allianz SE	665	162,427

Allstate Corp. (The)	553	58,850

American Financial Group, Inc.	225	23,409

Arthur J Gallagher & Co.	9,249	843,694

Assicurazioni Generali SpA	8,795	178,280

Aviva PLC	11,598	62,378

Description	Number of Shares	Value

AXA SA	35,504	$937,869

Baloise Holding AG	261	48,205

Chubb Ltd.	3,259	496,737

Cincinnati Financial Corp.	3,143	355,819

CNO Financial Group, Inc.	13,567	212,324

Dai-ichi Life Holdings, Inc.	11,695	193,364

Direct Line Insurance Group PLC	4,610	16,249

Enstar Group Ltd.*	2,661	534,595

Everest Re Group Ltd.	244	62,730

Fidelity National Financial, Inc.	1,471	67,431

Globe Life, Inc.	7,231	703,793

Hannover Rueck SE	492	87,138

Intact Financial Corp.	16,520	1,704,554

Legal & General Group PLC	30,126	102,906

Mapfre SA	4,912	13,696

Markel Corp.*	1,297	1,518,787

Marsh & McLennan Cos., Inc.	725	75,124

MetLife, Inc.	2,502	117,069

MS&AD Insurance Group Holdings, Inc.	12,875	418,357

Muenchener Rueckversicherungs AG	219	60,818

Ping An Insurance Group Co. of China Ltd., Class H	19,492	225,741

Principal Financial Group, Inc.	1,301	69,447

Progressive Corp. (The)	1,715	119,535

Prudential PLC	4,953	86,518

RSA Insurance Group PLC	2,877	19,461

Sampo OYJ, Class A	2,165	88,713

Shin Kong Financial Holding Co. Ltd.*	262,657	83,007

Sony Financial Holdings, Inc.	30,844	668,063

Swiss Life Holding AG	144	71,993

Swiss Re AG	483	50,577

T&D Holdings, Inc.	34,068	384,878

Tokio Marine Holdings, Inc.	15,339	833,496

Tongyang Life Insurance Co. Ltd.	13,064	41,153

Travelers Cos., Inc. (The)	815	106,814

Tryg A/S	570	15,920

White Mountains Insurance Group Ltd.	357	382,347

Willis Towers Watson PLC	2,022	377,912

WR Berkley Corp.	465	32,503

Zurich Insurance Group AG	512	200,077

TOTAL INSURANCE		$15,613,021

INTERACTIVE MEDIA & SERVICES – 0.9%

Auto Trader Group PLC	3,095	22,539

Gree, Inc.	28,470	135,772

Pinterest, Inc., Class A*	25,798	648,562

Tencent Holdings Ltd.	5,953	243,713

Twitter, Inc.*	3,545	106,244

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Yandex NV, Class A*	4,827	$161,173

Z Holdings Corp.	124,269	384,349

TOTAL INTERACTIVE MEDIA & SERVICES		$1,702,352

INTERNET & CATALOG RETAIL – 0.7%

Alibaba Group Holding Ltd. ADR*	1,908	337,086

Amazon.com, Inc.*	247	438,835

eBay, Inc.	6,573	231,698

Expedia Group, Inc.	2,187	298,875

Qliro Group AB*	21,589	19,229

TOTAL INTERNET & CATALOG RETAIL		$1,325,723

IT SERVICES – 3.9%

Accenture PLC, Class A	4,156	770,605

Amdocs Ltd.	4,238	276,318

Automatic Data Processing, Inc.	2,973	482,310

Black Knight, Inc.*	8,897	571,187

Capgemini SE	4,754	535,250

DTS Corp.	3,736	79,743

DXC Technology Co.	23,545	651,490

Fidelity National Information Services, Inc.	6,304	830,615

Fiserv, Inc.*	2,429	257,814

FleetCor Technologies, Inc.*	495	145,639

Fujitsu Ltd.	1,658	147,714

Global Payments, Inc.	823	139,235

GoDaddy, Inc., Class A*	4,681	304,405

Jack Henry & Associates, Inc.	219	31,002

Mastercard, Inc., Class A	1,655	458,121

Pagseguro Digital Ltd., Class A*	6,711	248,844

Paychex, Inc.	2,845	237,956

Perspecta, Inc.	7,803	207,092

Sabre Corp.	2,490	58,465

Sopra Steria Group	223	30,567

StoneCo Ltd., Class A*	8,533	313,929

Visa, Inc., Class A	2,967	530,678

Western Union Co. (The)	2,773	69,491

Worldline SA*	5,184	314,814

TOTAL IT SERVICES		$7,693,284

LEISURE EQUIPMENT & PRODUCTS – 0.2%

BRP, Inc.	8,163	366,222

LIFE SCIENCES TOOLS & SERVICES – 0.3%

QIAGEN NV*	635	19,058

Thermo Fisher Scientific, Inc.	1,596	481,960

TOTAL LIFE SCIENCES TOOLS & SERVICES		$501,018

MACHINERY – 2.8%

Amada Holdings Co. Ltd.	5,185	59,681

Cummins, Inc.	594	102,453

Deere & Co.	2,022	352,111

Description	Number of Shares	Value

Dover Corp.	6,539	$679,337

Fortive Corp.	22,045	1,521,105

Hisaka Works Ltd.	5,400	46,954

IDEX Corp.	6,241	970,663

Ingersoll-Rand PLC	1,200	152,268

Japan Steel Works Ltd. (The)	9,685	207,619

Kone OYJ, Class B	649	41,287

Mitsubishi Heavy Industries Ltd.	4,282	174,547

PACCAR, Inc.	8,989	683,703

Schindler Holding AG	304	74,328

Schindler Holding AG	217	51,297

Snap-on, Inc.	445	72,388

Takuma Co. Ltd.	10,110	121,144

THK Co. Ltd.	7,000	204,510

Toshiba Machine Co. Ltd.	2,968	67,089

TOTAL MACHINERY		$5,582,484

MARINE – 0.3%

AP Moeller - Maersk A/S, Class B	177	225,597

D/S Norden A/S	6,712	98,093

Kuehne + Nagel International AG	583	94,172

Pacific Basin Shipping Ltd.	490,000	113,809

TOTAL MARINE		$531,671

MEDIA – 0.7%

Comcast Corp., Class A	8,801	394,461

Criteo SA ADR*	3,098	51,737

Fox Corp., Class A	1,238	39,666

Fuji Media Holdings, Inc.	4,965	67,585

Gendai Agency, Inc.	1,600	6,208

Interpublic Group of Cos., Inc. (The)	2,343	50,960

Metropole Television SA	6,060	106,585

Nippon Television Holdings, Inc.	20,327	267,852

Omnicom Group, Inc.	1,421	109,687

RTL Group SA*	189	9,604

Sirius XM Holdings, Inc.	11,592	77,898

Television Francaise 1	13,782	115,590

TV Asahi Holdings Corp.	6,035	95,395

TOTAL MEDIA		$1,393,228

METALS & MINING – 1.4%

Anglo American Platinum Ltd.	737	55,001

Anglo American PLC	9,972	255,969

Asahi Holdings, Inc.	7,168	167,468

Barrick Gold Corp.	12,454	216,345

Boliden AB	788	21,190

Centerra Gold, Inc.*	13,194	112,496

Chubu Steel Plate Co. Ltd.	2,000	12,038

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Eldorado Gold Corp.*	8,933	$75,216

Gold Fields Ltd.	23,002	141,478

Harmony Gold Mining Co. Ltd. ADR*	26,002	90,487

Hitachi Metals Ltd.	15,720	199,138

IAMGOLD Corp.*	9,574	35,807

Impala Platinum Holdings Ltd.*	7,638	52,494

Kinross Gold Corp.*	23,440	113,684

Kyoei Steel Ltd.	6,925	127,547

Nakayama Steel Works Ltd.	10,390	44,835

Neturen Co. Ltd.	3,565	31,725

Norsk Hydro ASA	51,589	182,040

Northern Dynasty Minerals Ltd.*	2,780	1,625

Pacific Metals Co. Ltd.	2,677	64,626

Petra Diamonds Ltd.*	106,152	11,688

Resolute Mining Ltd.*	57,018	47,560

Salzgitter AG	5,788	104,770

SEMAFO, Inc.*	16,414	52,964

Tokyo Steel Manufacturing Co. Ltd.	15,560	126,076

Western Areas Ltd.	43,455	96,158

Yamato Kogyo Co. Ltd.	9,008	235,815

TOTAL METALS & MINING		$2,676,240

MULTILINE RETAIL – 0.7%

B&M European Value Retail SA	77,910	373,710

Dollar General Corp.	1,258	201,708

Marks & Spencer Group PLC	39,512	92,895

Marui Group Co. Ltd.	24,560	549,695

Next PLC	372	31,717

Target Corp.	1,927	206,016

TOTAL MULTILINE RETAIL		$1,455,741

MULTI-UTILITIES – 1.2%

Ameren Corp.	2,091	162,471

CenterPoint Energy, Inc.	1,117	32,471

Centrica PLC	105,025	98,714

CMS Energy Corp.	707	45,191

Consolidated Edison, Inc.	582	53,672

Dominion Energy, Inc.	888	73,304

DTE Energy Co.	374	47,618

E.ON SE	48,059	484,385

Engie SA	12,966	216,842

National Grid PLC	80,402	938,695

Public Service Enterprise Group, Inc.	917	58,055

RWE AG	2,963	90,316

Sempra Energy	426	61,561

WEC Energy Group, Inc.	635	59,944

TOTAL MULTI-UTILITIES		$2,423,239

Description	Number of Shares	Value

OIL, GAS & CONSUMABLE FUELS – 3.6%

Advantage Oil & Gas Ltd.*	35,029	$50,532

ARC Resources Ltd.	9,642	40,849

BP PLC	59,979	380,157

Cameco Corp.	7,216	64,430

Canadian Natural Resources Ltd.	8,945	225,593

Chevron Corp.	2,211	256,786

Diamondback Energy, Inc.	2,447	209,855

Enbridge, Inc.	9,889	360,167

Encana Corp.	24,414	95,647

Eni SpA	26,291	397,904

Exxon Mobil Corp.	4,103	277,240

Galp Energia SGPS SA	24,011	382,411

Gazprom PJSC ADR	21,499	172,261

Idemitsu Kosan Co. Ltd.	4,031	119,635

Imperial Oil Ltd.	12,259	305,288

Inpex Corp.	21,510	200,878

Japan Petroleum Exploration Co. Ltd.	4,390	113,297

LUKOIL PJSC ADR	1,317	121,243

Occidental Petroleum Corp.	1,750	70,875

Painted Pony Energy Ltd.*	24,197	11,206

Pembina Pipeline Corp.	6,150	216,234

Royal Dutch Shell PLC, Class B	19,238	552,726

Surgutneftegas PJSC ADR	24,895	164,307

Targa Resources Corp.	1,131	43,973

TC Energy Corp.	9,681	487,982

TOTAL SA	28,730	1,510,326

Tourmaline Oil Corp.	5,551	47,624

Valero Energy Corp.	1,087	105,417

Williams Cos., Inc. (The)	4,757	106,129

YPF SA ADR	6,625	62,010

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,152,982

PAPER & FOREST PRODUCTS – 0.1%

Louisiana-Pacific Corp.	5,905	172,603

UPM-Kymmene OYJ	1,000	32,500

TOTAL PAPER & FOREST PRODUCTS		$205,103

PERSONAL PRODUCTS – 0.4%

Beiersdorf AG	700	82,872

L’Oreal SA	729	212,857

Unilever NV	6,690	395,079

Unilever PLC	2,176	130,294

TOTAL PERSONAL PRODUCTS		$821,102

PHARMACEUTICALS – 4.9%

Astellas Pharma, Inc.	13,982	240,629

AstraZeneca PLC ADR	18,623	913,086

AstraZeneca PLC	4,947	480,673

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Bristol-Myers Squibb Co.	2,946	$169,012

Eisai Co. Ltd.	1,295	94,580

GlaxoSmithKline PLC	4,069	93,219

H Lundbeck A/S	280	9,551

Jazz Pharmaceuticals PLC*	448	56,282

Johnson & Johnson	8,876	1,171,987

Kyowa Kirin Co. Ltd.	8,203	151,618

Merck & Co., Inc.	12,227	1,059,592

Nippon Shinyaku Co. Ltd.	6,400	580,795

Novartis AG	27,276	2,380,325

Novo Nordisk A/S, Class B	1,555	84,925

Ono Pharmaceutical Co. Ltd.	20,413	386,938

Orion OYJ, Class B	451	19,989

Pfizer, Inc.	20,645	792,149

Roche Holding AG	1,654	497,625

Sanofi	936	86,249

Takeda Pharmaceutical Co. Ltd.	8,345	303,539

TOTAL PHARMACEUTICALS		$9,572,763

PROFESSIONAL SERVICES – 0.8%

Adecco Group AG	4,583	271,682

Experian PLC	9,308	292,748

Hays PLC	41,823	85,110

IHS Markit Ltd.*	799	55,946

Insperity, Inc.	2,237	236,294

Intertek Group PLC	418	28,979

Pagegroup PLC	8,521	49,140

RELX PLC	6,335	152,330

Robert Half International, Inc.	703	40,261

SGS SA	20	52,063

SThree PLC	12,224	45,207

TransUnion	1,212	100,135

Verisk Analytics, Inc.	892	129,072

Wolters Kluwer NV	543	39,982

TOTAL PROFESSIONAL SERVICES		$1,578,949

REAL ESTATE INVESTMENT TRUSTS – 3.8%

Alexandria Real Estate Equities, Inc.	263	41,751

American Tower Corp.	10,675	2,328,004

AvalonBay Communities, Inc.	259	56,374

British Land Co. PLC (The)	13,047	104,884

Brixmor Property Group, Inc.	11,453	252,195

Camden Property Trust	3,223	368,615

Covivio	294	33,282

Crown Castle International Corp.	2,264	314,221

Daiwa House REIT Investment Corp.	46	133,966

Equity Residential	694	61,530

Gaming and Leisure Properties, Inc.	9,574	386,407

Description	Number of Shares	Value

Gecina SA	146	$25,044

ICADE	165	16,157

Japan Prime Realty Investment Corp.	22	105,732

Japan Real Estate Investment Corp.	24	163,793

Japan Retail Fund Investment Corp.	58	135,346

Land Securities Group PLC	12,496	152,155

LaSalle Logiport REIT	46	68,538

Liberty Property Trust	503	29,712

Medical Properties Trust, Inc.	12,563	260,431

Mid-America Apartment Communities, Inc.	312	43,365

Nippon Building Fund, Inc.	22	167,052

Nomura Real Estate Master Fund, Inc.	81	154,889

Public Storage	6,060	1,350,532

Realty Income Corp.	657	53,736

Segro PLC	5,170	56,536

Simon Property Group, Inc.	1,045	157,461

STORE Capital Corp.	7,617	308,488

UDR, Inc.	772	38,793

Unibail-Rodamco-Westfield	374	57,834

United Urban Investment Corp.	67	135,253

TOTAL REAL ESTATE INVESTMENT TRUSTS		$7,562,076

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CBRE Group, Inc., Class A*	2,021	108,225

Daito Trust Construction Co. Ltd.	738	98,204

Mitsubishi Estate Co. Ltd.	8,600	167,835

Nexity SA	3,411	176,443

Swiss Prime Site AG*	418	43,050

Vonovia SE	1,460	77,688

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$671,445

ROAD & RAIL – 3.2%

AMERCO	1,795	727,047

Canadian National Railway Co.	21,603	1,932,149

Central Japan Railway Co.	1,361	280,984

East Japan Railway Co.	2,916	265,948

Firstgroup PLC*	38,237	63,944

Genesee & Wyoming, Inc., Class A*	9,603	1,066,221

Go-Ahead Group PLC (The)	2,560	67,781

Hankyu Hanshin Holdings, Inc.	4,076	164,187

Kansas City Southern	1,340	188,645

Keisei Electric Railway Co. Ltd.	2,996	123,319

Kintetsu Group Holdings Co. Ltd.	3,026	165,605

Kyushu Railway Co.	3,667	121,566

Nagoya Railroad Co. Ltd.	4,178	133,476

Odakyu Electric Railway Co. Ltd.	5,626	137,693

Old Dominion Freight Line, Inc.	501	91,222

Tobu Railway Co. Ltd.	4,139	138,938

Uber Technologies, Inc.*	15,456	486,864

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

23	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

West Japan Railway Co.	2,348	$204,752

TOTAL ROAD & RAIL		$6,360,341

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%

Advanced Micro Devices, Inc.*	11,140	377,980

Broadcom, Inc.	782	229,009

Entegris, Inc.	5,431	260,688

Lam Research Corp.	536	145,277

Marvell Technology Group Ltd.	45,809	1,117,281

Maxim Integrated Products, Inc.	1,202	70,509

MediaTek, Inc.	43,000	576,337

Miraial Co. Ltd.	2,200	30,151

NXP Semiconductors NV	510	57,977

QUALCOMM, Inc.	2,684	215,901

Skyworks Solutions, Inc.	4,456	405,763

Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	529,525

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,282	324,340

Texas Instruments, Inc.	2,305	271,967

Tokyo Seimitsu Co. Ltd.	3,345	108,723

Tower Semiconductor Ltd.*	2,100	46,053

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$4,767,481

SOFTWARE – 2.7%

CDK Global, Inc.	4,841	244,664

Constellation Software, Inc.	1,199	1,184,189

Guidewire Software, Inc.*	3,166	356,935

Microsoft Corp.	5,903	846,313

Mimecast Ltd.*	9,089	360,924

Open Text Corp.	6,975	280,813

ServiceNow, Inc.*	1,836	453,969

Splunk, Inc.*	3,218	386,031

SS&C Technologies Holdings, Inc.	6,844	355,956

Trade Desk, Inc., Class A (The)*	1,279	256,823

Workday, Inc., Class A*	4,155	673,775

TOTAL SOFTWARE		$5,400,392

SPECIALTY RETAIL – 2.8%

AutoZone, Inc.*	148	169,368

Best Buy Co., Inc.	1,026	73,698

Burlington Stores, Inc.*	2,717	522,126

Camping World Holdings, Inc., Class A	19,213	181,563

CarMax, Inc.*	7,851	731,478

CECONOMY AG*	16,169	81,601

Gap, Inc. (The)	1,533	24,927

Halfords Group PLC	27,020	55,441

Hennes & Mauritz AB, Class B	2,038	42,583

Home Depot, Inc. (The)	3,299	773,879

Industria de Diseno Textil SA	3,084	96,136

Description	Number of Shares	Value

Kingfisher PLC	64,647	$173,511

L Brands, Inc.	1,556	26,514

Lowe’s Cos., Inc.	8,855	988,307

Nishimatsuya Chain Co. Ltd.	15,335	137,176

O’Reilly Automotive, Inc.*	395	172,026

Ross Stores, Inc.	1,576	172,840

Shimamura Co. Ltd.	1,810	154,367

TJX Cos., Inc. (The)	9,487	546,926

Tractor Supply Co.	962	91,409

Ulta Beauty, Inc.*	381	88,830

USS Co. Ltd.	5,492	107,104

Xebio Holdings Co. Ltd.	8,185	92,241

TOTAL SPECIALTY RETAIL		$5,504,051

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.3%

Acer, Inc.	181,840	106,330

Canon, Inc.	4,055	111,222

Compal Electronics, Inc. GDR	54,630	163,311

HP, Inc.	4,640	80,597

Maxell Holdings Ltd.	5,350	74,312

Melco Holdings, Inc.	500	13,543

Quadient	4,698	100,497

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$649,812

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

361 Degrees International Ltd.	234,130	48,105

adidas AG	232	71,635

Daphne International Holdings Ltd.*	217,140	4,323

Geox SpA	21,828	30,431

HUGO BOSS AG	227	9,550

NIKE, Inc., Class B	5,634	504,525

Sanyo Shokai Ltd.	4,270	57,136

Tapestry, Inc.	1,369	35,402

Under Armour, Inc., Class A*	26,069	538,325

Under Armour, Inc., Class C*	806	14,911

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,314,343

TOBACCO – 0.7%

Altria Group, Inc.	3,187	142,746

Japan Tobacco, Inc.	17,318	393,861

Philip Morris International, Inc.	9,028	735,240

Swedish Match AB	490	22,999

TOTAL TOBACCO		$1,294,846

TRADING COMPANIES & DISTRIBUTORS – 1.1%

Brenntag AG	9,693	486,477

Bunzl PLC	840	21,849

Fastenal Co.	16,869	606,272

Ferguson PLC	5,287	451,044

ITOCHU Corp.	8,653	181,970

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Mitsubishi Corp.	5,799	$148,425

Rexel SA	16,660	206,248

SIG PLC	35,168	51,295

TOTAL TRADING COMPANIES & DISTRIBUTORS		$2,153,580

TRANSPORTATION INFRASTRUCTURE – 0.1%

Hamburger Hafen und Logistik AG	2,677	69,327

Kamigumi Co. Ltd.	3,429	77,922

TOTAL TRANSPORTATION INFRASTRUCTURE		$147,249

WATER UTILITIES – 0.4%

American Water Works Co., Inc.	417	51,404

Guangdong Investment Ltd.	305,640	663,082

TOTAL WATER UTILITIES		$714,486

WIRELESS TELECOMMUNICATION SERVICES – 1.1%

1&1 Drillisch AG	250	6,686

China Mobile Ltd.	22,020	179,286

KDDI Corp.	33,867	940,523

Millicom International Cellular SA	8,122	370,111

MTN Group Ltd.	12,856	79,626

NTT DOCOMO, Inc.	12,160	334,994

Orange Belgium SA	4,539	99,829

Sprint Corp.*	8,887	55,188

VEON Ltd. ADR	34,537	82,889

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,149,132

TOTAL COMMON STOCKS (COST $167,786,643)		$185,199,491

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Core MSCI EAFE ETF	3,450	218,143

Description	Number of Shares	Value

Nomura TOPIX ETF	6,426	$102,587

TOTAL INVESTMENT COMPANIES (COST $306,973)		$320,730

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.2%

Porsche Automobil Holding SE 2.21%	401	29,518

Volkswagen AG 4.86%	1,951	371,435

TOTAL CONSUMER DISCRETIONARY		$400,953

CONSUMER STAPLES – 0.0%**

Henkel AG & Co. KGaA 1.85%	353	36,685

UTILITIES – 0.1%

Cia Paranaense de Energia 0.38%	7,100	98,467

TOTAL PREFERRED STOCKS (COST $446,427)		$536,105

MONEY MARKET FUNDS – 2.6%

Dreyfus Cash Management Fund, Institutional Shares, 1.87%^	134	134

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	5,135,099	5,135,099

TOTAL MONEY MARKET FUNDS (COST $5,135,233)		$5,135,233

TOTAL INVESTMENTS – 97.4% (COST $173,675,276)		$191,191,559

OTHER ASSETS LESS LIABILITIES – 2.6%		5,134,563

TOTAL NET ASSETS – 100.0%		$196,326,122

Cost of investments for Federal income tax purposes is $174,608,416. The net unrealized appreciation/(depreciation) of investments was $14,158,046. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,740,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(9,582,181).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$3,993,644	$—	$—	$3,993,644

Air Freight & Logistics	1,242,918	—	—	1,242,918

Airlines	526,985	—	—	526,985

Auto Components	1,751,389	—	—	1,751,389

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Automobiles	$2,152,258	$—	$—	$2,152,258

Beverages	2,813,288	—	—	2,813,288

Biotechnology	247,622	—	—	247,622

Building Products	2,090,567	—	—	2,090,567

Capital Markets	5,570,210	—	—	5,570,210

Chemicals	3,523,157	—	—	3,523,157

Commercial Banks	6,535,545	—	—	6,535,545

Commercial Services & Supplies	5,069,853	—	—	5,069,853

Communications Equipment	1,916,530	—	—	1,916,530

Construction & Engineering	3,042,461	132,417	—	3,174,878

Construction Materials	422,754	—	—	422,754

Consumer Finance	1,374,704	—	—	1,374,704

Containers & Packaging	1,706,390	—	—	1,706,390

Distributors	79,401	—	—	79,401

Diversified Consumer Services	242,340	—	—	242,340

Diversified Financial Services	6,076,398	—	—	6,076,398

Diversified Telecommunication Services	3,713,169	—	—	3,713,169

Electric Utilities	1,910,711	—	—	1,910,711

Electrical Equipment	1,900,314	—	—	1,900,314

Electronic Equipment, Instruments & Components	1,515,571	—	—	1,515,571

Energy Equipment & Services	337,217	—	—	337,217

Entertainment	1,388,317	—	—	1,388,317

Food & Staples Retailing	628,167	—	—	628,167

Food Products	4,644,399	—	—	4,644,399

Gas Utilities	1,589,962	—	—	1,589,962

Health Care Equipment & Supplies	5,253,768	—	—	5,253,768

Health Care Providers & Services	3,485,806	—	—	3,485,806

Health Care Technology	101,467	—	—	101,467

Hotels, Restaurants & Leisure	3,691,939	—	—	3,691,939

Household Durables	2,580,789	—	—	2,580,789

Household Products	2,477,735	—	—	2,477,735

Independent Power & Renewable Electricity Producers	21,221	—	—	21,221

Industrial Conglomerates	163,752	—	—	163,752

Insurance	15,613,021	—	—	15,613,021

Interactive Media & Services	1,702,352	—	—	1,702,352

Internet & Catalog Retail	1,325,723	—	—	1,325,723

IT Services	7,693,284	—	—	7,693,284

Leisure Equipment & Products	366,222	—	—	366,222

Life Sciences Tools & Services	501,018	—	—	501,018

Machinery	5,582,484	—	—	5,582,484

Marine	531,671	—	—	531,671

Media	1,393,228	—	—	1,393,228

Metals & Mining	2,676,240	—	—	2,676,240

Multiline Retail	1,455,741	—	—	1,455,741

Multi-Utilities	2,423,239	—	—	2,423,239

Oil, Gas & Consumable Fuels	7,152,982	—	—	7,152,982

Paper & Forest Products	205,103	—	—	205,103

Personal Products	821,102	—	—	821,102

Pharmaceuticals	9,572,763	—	—	9,572,763

Professional Services	1,578,949	—	—	1,578,949

Real Estate Investment Trusts	7,562,076	—	—	7,562,076

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

     Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$671,445	$—	$—	$671,445

Road & Rail	6,360,341	—	—	6,360,341

Semiconductors & Semiconductor Equipment	4,767,481	—	—	4,767,481

Software	5,400,392	—	—	5,400,392

Specialty Retail	5,504,051	—	—	5,504,051

Technology Hardware, Storage & Peripherals	649,812	—	—	649,812

Textiles, Apparel & Luxury Goods	1,314,343	—	—	1,314,343

Tobacco	1,294,846	—	—	1,294,846

Trading Companies & Distributors	2,153,580	—	—	2,153,580

Transportation Infrastructure	147,249	—	—	147,249

Water Utilities	714,486	—	—	714,486

Wireless Telecommunication Services	2,149,132	—	—	2,149,132

Investment Companies	320,730	—	—	320,730

Preferred Stocks	536,105	—	—	536,105

Money Market Funds	5,135,233	—	—	5,135,233

Total Investments in Securities	$191,059,142	$132,417	$—	$191,191,559

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$35,315	$—	$35,315

Financial Futures Contracts	129,941	—	—	129,941

Total Assets - Other Financial Instruments	$129,941	$35,315	$—	$165,256

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(160,659)	$—	$(160,659)

Financial Futures Contracts	(2,429,694)	—	—	(2,429,694)

Total Liabilities - Other Financial Instruments	$(2,429,694)	$(160,659)	$—	$(2,590,353)

! Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

^	7-Day net yield.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

EAFE	Europe, Australasia and the Far East

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NA	National Association

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership with Share Capital

SpA	Societa per Azioni

Currency Code Currency

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

ZAR	South African Rand

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At October 31, 2019, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2019	State Street Corp.	1,449,627 JPY	$ 13,318	$ 13,424	$ 106	$ —
11/1/2019	State Street Corp.	1,218,123 HKD	155,363	155,453	90	—
11/1/2019	Goldman Sachs Bank USA	5,154 CAD	3,916	3,913	—	(3)
11/5/2019	State Street Corp.	6,707,106 JPY	61,939	62,108	169	—
CONTRACTS SOLD
11/1/2019	Bank of New York Mellon	5,477 CAD	4,160	4,159	1	—
11/1/2019	Bank of New York Mellon	2,164 GBP	2,783	2,803	—	(20)
11/4/2019	Bank of New York Mellon	16,346 HKD	2,082	2,085	—	(3)
11/5/2019	Credit Suisse International	831,224 ZAR	55,087	55,010	77	—
11/5/2019	Bank of New York Mellon	190,795 JPY	1,750	1,766	—	(16)
11/6/2019	Bank of New York Mellon	116,315 JPY	1,074	1,077	—	(3)
12/18/2019	Standard Chartered Bank	544,100,000 JPY	5,078,592	5,055,306	23,286	—
12/18/2019	Standard Chartered Bank	200,900,000 JPY	1,869,633	1,866,589	3,044	—
12/18/2019	Goldman Sachs Bank USA	5,505,000 CAD	4,189,259	4,180,717	8,542	—
12/18/2019	JP Morgan Chase Bank, N.A.	3,187,000 EUR	3,537,618	3,566,958	—	(29,340)
12/18/2019	Barclays Bank PLC	2,266,000 GBP	2,809,026	2,940,300	—	(131,274)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$35,315	$(160,659)

At October 31, 2019, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation(b)	Unrealized Depreciation(b)
SHORT POSITIONS:
E-Mini Russell 2000 Index	December 2019	84	6,566,280	$ 6,641,284	$ 6,566,280	$ 75,004	$ —
E-Mini S&P 500 Index	December 2019	137	20,795,230	20,535,918	20,795,230	—	(259,312)
E-Mini S&P Mid 400 Index	December 2019	112	21,896,000	21,885,838	21,896,000	—	(10,162)
Euro STOXX 50 Index	December 2019	178	6,424,020EUR	6,903,988	7,112,856	—	(208,868)
FTSE 100 Index	December 2019	51	3,695,460GBP	4,661,439	4,622,848	38,591	—
MSCI EAFE Index	December 2019	307	30,043,020	29,078,779	30,043,020	—	(964,241)
S&P TSX 60 Index	December 2019	14	2,757,720CAD	2,092,455	2,076,109	16,346	—
TOPIX Index	December 2019	88	1,468,280,000JPY	12,653,184	13,640,295	—	(987,111)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$129,941	$(2,429,694)

(a)	Notional Amount denominated in USD unless otherwise noted.

(b)

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open until October 31, 2019. If variation margin settles the same day, then no amount may be shown in the Statements of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Real Asset Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Inflation-Linked & Fixed Income Securities:

U.S. Government Inflation-Linked Securities	21.4%

Mortgage-Backed Securities	4.6%

Asset-Backed Securities	1.5%

Corporate Bonds	1.5%

Foreign Government Inflation-Linked Securities	1.1%

Foreign Government Securities	0.2%

Real Estate Related Securities:

Exchange-Traded Funds	29.8%

Real Estate Investment Trusts	19.9%

Common Stocks	11.4%

Investment Companies	4.6%

Commodity Related Securities:

Exchange-Traded Funds	11.9%

Purchased Options	0.0%[3]

Rights	0.0%[3]

Written Options	0.0%[3]

Cash Equivalents[1]	1.6%

Other Assets and Liabilities – Net[2]	(9.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value (a)		Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 30.3%

ASSET-BACKED SECURITIES – 1.5%

COLLATERALIZED LOAN OBLIGATION – 0.6%

Crown Point CLO Ltd., Series 2018-5A, Class A, (3 Month USD LIBOR + 0.94%), 2.94%, 7/17/28Δ	200,000		$199,295

Dryden Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 2.89%, 10/15/27Δ	300,000		299,284

Euro-Galaxy CLO BV, Series 2016-5A, Class ARV, (3 Month EURIBOR + 0.82%, Floor 0.82%), 0.82%, 11/10/30Δ	250,000	EUR	278,844

Description	Par Value (a)	Value

Figueroa CLO Ltd., Series 2013-2A, Class A1RR, (3 Month USD LIBOR + 0.85%, Floor 0.85%), 3.01%, 6/20/27Δ	93,006	$92,898

Shackleton CLO Ltd., Series 2016-9A, Class AR, (3 Month USD LIBOR + 1.13%, Floor 1.13%), 3.10%, 10/20/28Δ	250,000	249,928

Symphony CLO Ltd., Series 2016-17A, Class AR, (3 Month USD LIBOR + 0.88%), 2.88%, 4/15/28Δ	260,000	259,341

Venture CLO Ltd., Series 2012-12A, Class ARR, (3 Month USD LIBOR + 0.80%, Floor 0.80%), 2.94%, 2/28/26Δ	233,353	232,779

WhiteHorse Ltd., Series 2015-10A, Class A1R, (3 Month USD LIBOR + 0.93%, Floor 0.93%), 2.93%, 4/17/27Δ	230,705	230,129

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,842,498

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

DIVERSIFIED FINANCIAL SERVICES – 0.2%

Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%, Floor 0.39%), 2.21%, 3/25/36Δ	251,703	250,333

Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%, Floor 0.65%), 2.80%, 5/25/35Δ	545,623	528,843

TOTAL DIVERSIFIED FINANCIAL SERVICES		$779,176

WHOLE LOAN – 0.7%

Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%, Floor 0.22%), 2.04%, 8/25/36Δ	637,249	637,323

Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%, Floor 0.63%), 2.77%, 4/25/36Δ	199,273	190,055

LoanCore Issuer Ltd., Series 2019-CRE2, Class A, (1 Month USD LIBOR + 1.13%, Floor 1.13%), 3.04%, 5/15/36Δ	100,000	100,150

Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%, Floor 0.29%), 2.11%, 3/25/36Δ	200,000	190,518

OZLME BV, Class AR, (3 Month EURIBOR + 0.82%, Floor 0.82%), 0.82%, 1/18/30Δ	250,000EUR	279,024

Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%, Cap 10.00%, Floor 0.48%), 2.67%, 5/25/35Δ	208,458	194,924

Sound Point CLO Ltd., Series 2016-3A, Class AR, (3 Month USD LIBOR + 1.15%), 3.08%, 1/23/29Δ	250,000	249,928

SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36	177,182	179,442

Starwood Commercial Mortgage Trust, Series 2019-FL1, Class A, (1 Month USD LIBOR + 1.08%), 2.99%, 7/15/38Δ	200,000	200,425

TOTAL WHOLE LOAN		$2,221,789

TOTAL ASSET-BACKED SECURITIES (COST $4,594,937)		$4,843,463

CORPORATE BONDS – 1.5%

AUTOMOTIVE – 0.0%**

Ford Motor Credit Co. LLC, Sr. Unsecured, MTN, 3.55%, 10/07/22	200,000	201,456

COMMUNICATION SERVICES – 0.1%

AT&T, Inc.,
Sr. Unsecured,

(3 Month USD LIBOR + 0.75%), 2.89%, 6/01/21Δ	100,000	100,684

5.15%, 2/15/50	100,000	117,369

TOTAL COMMUNICATION SERVICES		$218,053

Description	Par Value (a)	Value

ENERGY – 0.1%

Petrobras Global Finance BV, Company Guaranteed, 5.09%, 1/15/30	282,000	$299,202

FINANCIALS – 1.2%

Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000	260,645

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.32%, 9/15/20#,Δ	600,000	604,957

ING Bank NV, Covered Bonds, 2.63%, 12/05/22	200,000	204,846

International Lease Finance Corp., Sr. Unsecured, 8.25%, 12/15/20	100,000	106,508

Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21	300,000	315,087

Jyske Realkredit A/S, Covered Bonds,

1.00%, 10/01/50	2,595,876DKK	384,607

2.50%, 10/01/47	21,334DKK	3,314

Mitsubishi UFJ Lease & Finance Co. Ltd., Sr. Unsecured, 2.65%, 9/19/22	200,000	201,123

Nordea Kredit Realkreditaktieselskab, Covered Bonds,

1.00%, 10/01/50	3,895,240DKK	577,413

2.50%, 10/01/47	250DKK	39

Nykredit Realkredit A/S, Covered Bonds,

1.00%, 10/01/50	4,781,294DKK	708,936

2.50%, 10/01/47	59,977DKK	9,327

Realkredit Danmark A/S, 23S, Covered Bonds, MTN, 2.50%, 7/01/47	36,340DKK	5,658

UniCredit SpA, Sr. Unsecured, 7.83%, 12/04/23	400,000	471,878

TOTAL FINANCIALS		$3,854,338

MULTI-UTILITIES – 0.0%**

Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 2.57%, 3/15/21Δ	100,000	99,787

TOBACCO – 0.1%

BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 2.77%, 8/14/20Δ	100,000	100,215

Imperial Brands Finance PLC, Company Guaranteed, 3.13%, 7/26/24	200,000	201,375

TOTAL TOBACCO		$301,590

TOTAL CORPORATE BONDS (COST $4,879,018)		$4,974,426

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.1%

GOVERNMENT – 1.1%

Argentina Treasury Bill,

0.00%, 11/28/19‡	150,000ARS	777

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	30

     Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

0.00%, 2/26/20‡	150,000ARS	$1,221

Australia Government Bond, Sr. Unsecured,

1.25%, 2/21/22	160,000AUD	131,830

3.00%, 9/20/25	310,000AUD	316,345

French Republic Government Bond OAT, 2.10%, 7/25/23	400,000EUR	576,272

Japanese Government CPI Linked Bond, Sr. Unsecured,

0.10%, 3/10/28	30,273,000JPY	290,839

0.10%, 3/10/29	100,213,000JPY	962,783

Mexican Udibonos, 4.50%, 11/22/35	2,070,724MXN	124,715

New Zealand Government Inflation Linked Bond,
Sr. Unsecured, 2.00%, 9/20/25	1,150,000NZD	893,460

Peruvian Government International Bond, Sr. Unsecured, 5.94%, 2/12/29	200,000PEN	67,885

United Kingdom Gilt Inflation Linked Bond, Bonds, 0.13%, 8/10/28	187,853GBP	308,116

TOTAL GOVERNMENT		$3,674,243

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $3,869,818)		$3,674,243

FOREIGN GOVERNMENT SECURITIES – 0.2%

GOVERNMENT – 0.2%

Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 56.70%, 4/03/22Δ	129,000ARS	1,029

Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 72.61%, 6/21/20Δ	6,920,000ARS	62,146

Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	5,238,346MXN	269,751

Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32	700,000PEN	240,662

TOTAL GOVERNMENT		$573,588

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $905,151)		$573,588

MORTGAGE-BACKED SECURITIES – 4.6%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.5%

Fannie Mae Pool,

2.50%, 12/01/49	400,000	397,547

3.00%, 12/01/49	3,600,000	3,655,547

3.50%, 9/01/45	129,178	134,598

3.50%, 9/01/46	487,794	508,633

3.50%, 12/01/49	3,970,000	4,077,004

4.00%, 12/01/49	2,400,000	2,492,250

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,265,579

Description	Par Value (a)	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Ginnie Mae Pool, Series 2018-H15, Class FG,

(12 Month USD LIBOR + 0.15%, Cap 7.50%, Floor 0.15%), 2.27%, 8/20/68Δ	97,801	$94,674

(1 Month USD LIBOR + 0.40%, Cap 6.50%, Floor 0.40%), 2.25%, 2/20/49Δ	281,167	280,958

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$375,632

WHOLE LOAN – 1.0%

Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (1 Month USD LIBOR + 1.05%, Floor 1.05%), 3.10%, 9/15/36Δ	200,000	200,374

CSMC Trust, Series 2019-RPL9, Class A1, 3.32%, 10/27/59Δ	100,000	100,856

European Loan Conduit No 36 DAC, Class A1, (3 Month EURIBOR + 1.00%, Cap 5.00%, Floor 1.00%), 1.00%, 2/17/30Δ	100,000EUR	111,948

Grifonas Finance PLC, Series 1, Class A, (6 Month EURIBOR + 0.28%), 0.00%, 8/28/39Δ	376,824EUR	394,558

Hawksmoor Mortgages, Series 2019-1A, Class A, (Sterling Overnight Index Average + 1.05%), 0.00%, 5/25/53Δ	300,000GBP	389,174

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, (1 Month USD LIBOR + 1.45%, Floor 1.45%), 3.36%, 12/15/31Δ	100,000	100,125

New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 7/25/59Δ	400,000	403,714

Sequoia Mortgage Trust, Series 6, Class A, (1 Month USD LIBOR + 0.64%, Cap 11.00%, Floor 0.32%), 2.49%, 4/19/27Δ	421,480	412,150

Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1, (3 Month GBP LIBOR + 1.03%), 1.82%, 10/20/51Δ	266,678GBP	346,148

Trinity Square PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 1.94%, 7/15/51Δ	292,308GBP	380,794

WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,

3.52%, 11/25/36Δ	155,888	152,079

4.21%, 3/25/37Δ	52,507	52,310

TOTAL WHOLE LOAN		$3,044,230

TOTAL MORTGAGE-BACKED SECURITIES (COST $14,582,796)		$14,685,441

U.S. GOVERNMENT INFLATION–LINKED SECURITIES – 21.4%

U.S. TREASURY INFLATION INDEXED BONDS – 21.4%

U.S. Treasury Inflation Indexed Bond,

0.13%, 4/15/20	608,000	662,588

0.13%, 4/15/21	2,597,000	2,790,081

0.13%, 1/15/22	622,000	700,528

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

0.13%, 4/15/22	4,929,000	$5,160,098

0.13%, 1/15/23	1,653,000	1,826,791

0.13%, 7/15/26	3,331,000	3,563,817

0.25%, 1/15/25	1,958,000	2,128,382

0.25%, 7/15/29	1,080,000	1,095,522

0.38%, 7/15/23	1,999,000	2,222,498

0.38%, 7/15/25	4,227,000	4,642,946

0.38%, 1/15/27	989,000	1,063,776

0.38%, 7/15/27	1,660,000	1,771,549

0.50%, 1/15/28	2,468,000	2,634,522

0.63%, 7/15/21	312,000	357,596

0.63%, 4/15/23	300,000	313,137

0.63%, 1/15/24	591,000	660,704

0.63%, 1/15/26	6,908,000	7,656,498

0.63%, 2/15/43	276,000	314,212

0.75%, 7/15/28	1,690,000	1,816,959

0.75%, 2/15/42	839,000	998,690

0.75%, 2/15/45	483,000	549,956

0.88%, 2/15/47	962,000	1,102,432

1.00%, 2/15/46	1,394,000	1,670,592

1.00%, 2/15/48	1,174,000	1,359,786

1.00%, 2/15/49	1,050,000	1,205,791

1.25%, 7/15/20	983,000	1,164,971

1.38%, 2/15/44	2,547,000	3,338,161

1.75%, 1/15/28	2,347,000	3,233,775

2.00%, 1/15/26	721,000	1,034,449

2.13%, 2/15/40	210,000	328,465

2.13%, 2/15/41	659,000	1,026,640

2.38%, 1/15/25	1,253,000	1,896,864

2.38%, 1/15/27	594,000	872,480

2.50%, 1/15/29	2,113,000	3,052,743

3.38%, 4/15/32	146,000	291,245

3.63%, 4/15/28	1,868,000	3,802,913

3.88%, 4/15/29	191,000	399,719

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$68,711,876

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $66,747,586)		$68,711,876

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $95,579,306)		$97,463,037

	Number of Shares

REAL ESTATE RELATED SECURITIES – 65.7%

COMMON STOCKS – 11.4%

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	61,413	$55,519

Description	Number of Shares	Value

Star Mica Holdings Co. Ltd.	1,200	$21,846

TOTAL DIVERSIFIED		$77,365

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.4%

Airport City Ltd.*	6,795	128,209

Allreal Holding AG*	1,179	229,705

CapitaLand Ltd.	224,500	594,068

Chinese Estates Holdings Ltd.	75,000	54,556

City Developments Ltd.	56,000	444,147

Daito Trust Construction Co. Ltd.	6,900	918,168

Daiwa House Industry Co. Ltd.	59,400	2,054,440

Dear Life Co. Ltd.	4,200	20,069

DIC Asset AG	3,489	48,641

Far East Consortium International Ltd.	117,000	49,572

Hang Lung Properties Ltd.	176,000	387,670

Heiwa Real Estate Co. Ltd.	4,300	104,205

Hembla AB*	2,744	61,100

Henderson Land Development Co. Ltd.	144,735	724,973

K Wah International Holdings Ltd.	120,000	65,697

Kenedix, Inc.	21,300	116,569

Kerry Properties Ltd.	52,000	168,556

Lendlease Group	51,848	668,008

Leopalace21 Corp.*	9,900	27,228

Mitsubishi Estate Co. Ltd.	124,000	2,419,946

Mitsui Fudosan Co. Ltd.	88,400	2,276,511

Mobimo Holding AG*	592	166,828

Nippon Commercial Development Co. Ltd.	1,200	17,179

Nomura Real Estate Holdings, Inc.	11,800	281,259

OUE Ltd.	34,900	37,197

Property & Building Corp. Ltd.	169	18,658

Quabit Inmobiliaria SA*	9,616	8,408

SAMTY Co. Ltd.	2,600	49,284

Shinoken Group Co. Ltd.	5,200	53,883

Sumitomo Realty & Development Co. Ltd.	41,700	1,522,577

Sun Frontier Fudousan Co. Ltd.	3,400	41,654

Sun Hung Kai Properties Ltd.	133,000	2,018,096

Tokyo Tatemono Co. Ltd.	20,900	299,788

Tokyu Fudosan Holdings Corp.	59,500	397,254

Tricon Capital Group, Inc.	13,061	105,710

UOL Group Ltd.	48,300	276,923

Wharf Holdings Ltd.	59,000	134,174

Wheelock & Co. Ltd.	68,000	421,315

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$17,412,225

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	94,100	109,804

REAL ESTATE DEVELOPMENT – 1.1%

ADLER Real Estate AG*	4,597	53,014

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	32

     Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Aedas Homes SAU*	1,151	$26,573

Aveo Group	50,383	74,326

Buwog AG Escrow Shares	3,077	—

Cedar Woods Properties Ltd.	4,976	24,354

China Merchants Land Ltd.*	134,000	18,982

CK Asset Holdings Ltd.	231,500	1,616,020

DREAM Unlimited Corp., Class A	9,069	69,476

Forestar Group, Inc.*	1,558	29,259

Goldcrest Co. Ltd.	2,100	43,560

Greenland Hong Kong Holdings Ltd.	101,000	34,930

Helical PLC	12,067	61,195

Howard Hughes Corp. (The)*	493	55,127

Katitas Co. Ltd.	2,100	91,300

Metrovacesa SA	3,401	32,090

Nexity SA	4,185	216,480

Oxley Holdings Ltd.	80,600	20,143

Road King Infrastructure Ltd.	39,000	71,471

Selvaag Bolig ASA	6,948	38,306

Sino Land Co. Ltd.	288,000	431,488

St. Modwen Properties PLC	19,519	114,031

TAG Immobilien AG*	12,649	307,260

Tosei Corp.	2,300	29,200

TOTAL REAL ESTATE DEVELOPMENT		$3,458,585

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

ADO Properties SA	2,707	110,198

Aeon Mall Co. Ltd.	9,800	157,541

Ascendas India Trust	32,800	39,299

Atrium Ljungberg AB, Class B	1,933	38,477

Urban & Civic PLC	6,245	26,695

Wheelock Properties Singapore Ltd.*	40,300	62,207

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$434,417

REAL ESTATE OPERATING COMPANIES – 4.6%

ADO Group Ltd.*	4,400	124,230

Alony Hetz Properties & Investments Ltd.	10,933	157,739

Amot Investments Ltd.	12,568	88,435

Aroundtown SA	74,951	632,463

Azrieli Group Ltd.	3,114	239,882

Big Shopping Centers Ltd.*	442	39,993

CA Immobilien Anlagen AG	6,297	242,997

Capital & Counties Properties PLC	88,801	293,323

Castellum AB	22,751	464,765

Catena AB	1,465	53,559

Chip Eng Seng Corp. Ltd.	112,300	50,766

Citycon OYJ	5,848	61,244

Daibiru Corp.	5,100	57,003

Deutsche EuroShop AG	5,895	176,333

Deutsche Wohnen SE	32,071	1,206,123

Description	Number of Shares	Value

Dios Fastigheter AB	6,443	$53,649

Entra ASA	12,192	182,426

Fabege AB	23,717	353,703

Fastighets AB Balder, Class B*	8,607	333,380

First Capital Realty, Inc.	15,136	250,524

Gazit-Globe Ltd.	8,742	88,128

Grainger PLC	52,462	174,513

Grand City Properties SA	8,643	202,045

Hang Lung Group Ltd.	75,000	188,171

Hemfosa Fastigheter AB	14,798	152,414

Hongkong Land Holdings Ltd.	107,200	589,600

Hufvudstaden AB, Class A	10,114	169,165

Hulic Co. Ltd.	44,600	487,754

Hysan Development Co. Ltd.	59,001	233,039

Ichigo, Inc.	23,100	92,622

IMMOFINANZ AG*	8,216	235,955

Intershop Holding AG	103	56,590

Japan Property Management Center Co. Ltd.	1,900	25,951

Jerusalem Economy Ltd.*	17,713	75,587

Keihanshin Building Co. Ltd.	10,000	125,567

Kennedy-Wilson Holdings, Inc.	2,630	60,516

Klovern AB, Class B	62,004	108,266

Kungsleden AB	16,738	152,027

Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	16,715

LEG Immobilien AG	5,404	620,186

MAS Real Estate, Inc.	39,652	49,596

Melisron Ltd.	1,293	78,289

Nyfosa AB*	14,798	98,851

PSP Swiss Property AG	3,582	473,848

S IMMO AG	4,007	101,446

Sagax AB, Class D	20,735	78,704

Samhallsbyggnadsbolaget i Norden AB	27,244	62,356

Samhallsbyggnadsbolaget i Norden AB	6,805	23,962

Swire Properties Ltd.	93,000	293,149

Swiss Prime Site AG*	6,816	701,982

Takara Leben Co. Ltd.	12,400	53,049

TLG Immobilien AG	6,412	187,722

TOC Co. Ltd.	6,500	47,491

Unizo Holdings Co. Ltd.	3,000	138,763

Vonovia SE	48,312	2,570,727

Wallenstam AB, Class B	16,464	180,230

Wharf Real Estate Investment Co. Ltd.	103,000	607,278

Wihlborgs Fastigheter AB	12,095	182,758

Zhuguang Holdings Group Co. Ltd.*	166,000	22,667

TOTAL REAL ESTATE OPERATING COMPANIES		$14,870,216

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

33	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

RETAIL – 0.1%

Kiwi Property Group Ltd.	137,052	$139,715

TOTAL COMMON STOCKS (COST $29,310,798)		$36,502,327

EXCHANGE-TRADED FUNDS – 29.8%

EQUITY FUNDS – 29.8%

Schwab U.S. REIT ETF#	563,301	26,858,192

Vanguard Global ex-U.S. Real Estate ETF	1,133,300	69,017,970

TOTAL EQUITY FUNDS		$95,876,162

TOTAL EXCHANGE-TRADED FUNDS (COST $85,493,651)		$95,876,162

INVESTMENT COMPANIES – 4.6%

DIVERSIFIED – 4.6%

Tortoise MLP & Pipeline Fund	1,210,246	14,680,286

REAL ESTATE OPERATING COMPANIES – 0.0%**

BMO Commercial Property Trust	83,316	126,702

TOTAL INVESTMENT COMPANIES (COST $16,266,473)		$14,806,988

REAL ESTATE INVESTMENT TRUSTS – 19.9%

DIVERSIFIED – 4.4%

Abacus Property Group	29,788	80,084

Activia Properties, Inc.	60	316,696

American Assets Trust, Inc.	1,696	83,036

American Finance Trust, Inc.	1,372	20,305

Artis REIT	7,721	72,690

Charter Hall Group	39,423	307,092

Charter Hall Long Wale REIT	21,422	84,764

Cofinimmo SA	2,288	338,369

Colony Capital, Inc.	3,993	22,361

Cominar REIT	7,650	78,004

Covivio	4,869	551,185

Daiwa House REIT Investment Corp.	165	480,531

Dream Global REIT	8,629	109,279

Equinix, Inc.	1,519	860,939

Gecina SA	4,805	824,217

Gladstone Commercial Corp.	1,116	26,293

Global Net Lease, Inc.	1,038	20,220

Goodman Property Trust	95,209	130,022

GPT Group (The)	171,647	704,034

Growthpoint Properties Australia Ltd.	18,802	55,215

H&R REIT	13,001	219,924

Hamborner REIT AG	5,966	64,210

Hankyu Hanshin REIT, Inc.	60	102,176

Heiwa REIT, Inc.	76	100,498

Hulic REIT, Inc.	97	185,215

Description	Number of Shares	Value

ICADE	3,568	$349,390

Ichigo Hotel REIT Investment Corp.	61	76,991

Kenedix Office Investment Corp.	36	282,026

Land Securities Group PLC	71,514	870,778

Lar Espana Real Estate Socimi SA	6,779	61,392

Lexington Realty Trust	4,640	50,483

Liberty Property Trust	3,085	182,231

LondonMetric Property PLC	69,357	208,253

LXI REIT PLC	19,555	31,765

Mapletree North Asia Commercial Trust	222,200	209,060

Marimo Regional Revitalization REIT, Inc.	21	26,369

Merlin Properties Socimi SA	30,735	452,479

Mirvac Group	346,071	765,792

NIPPON REIT Investment Corp.	35	152,005

Nomura Real Estate Master Fund, Inc.	396	757,237

NSI NV	1,341	61,246

Picton Property Income Ltd. (The)	81,986	98,448

Premier Investment Corp.	115	172,622

PS Business Parks, Inc.	356	64,276

RDI REIT PLC	25,734	43,202

REIT 1 Ltd.	11,700	74,029

Sakura Sogo REIT Investment Corp.	46	41,915

Samty Residential Investment Corp.	22	24,773

Schroder REIT Ltd.	71,756	51,308

Sekisui House REIT, Inc.	373	345,057

Soilbuild Business Space REIT	134,120	49,785

Star Asia Investment Corp.	58	63,215

Stockland	221,407	746,347

STORE Capital Corp.	3,851	155,966

Sunlight REIT	139,000	94,370

Suntec REIT	241,100	329,631

Takara Leben Real Estate Investment Corp.	39	45,360

Tokyu REIT, Inc.	87	167,571

Tosei REIT Investment Corp.	15	19,238

United Urban Investment Corp.	274	553,125

VEREIT, Inc.	20,622	202,920

Washington REIT	2,685	83,289

WP Carey, Inc.	3,500	322,210

XYMAX REIT Investment Corp.	19	23,453

Yuexiu REIT	140,000	93,084

TOTAL DIVERSIFIED		$14,240,050

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	10,469	28,813

U.K. Commercial Property REIT Ltd.	51,100	58,051

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES**		$86,864

INDUSTRIALS – 2.8%

AIMS APAC REIT	42,000	42,295

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	34

       Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Americold Realty Trust	3,463	$138,832

APN Industria REIT	12,124	24,739

Ascendas REIT	235,600	548,974

Cache Logistics Trust	157,500	83,934

Dream Industrial REIT	7,428	75,797

Duke Realty Corp.	7,255	254,941

EastGroup Properties, Inc.	609	81,576

ESR-REIT	226,200	88,954

First Industrial Realty Trust, Inc.	3,581	150,796

Frasers Logistics & Industrial Trust	129,700	120,124

GLP J-REIT	342	445,908

Goodman Group	140,703	1,395,740

Granite REIT	1,863	92,252

Hansteen Holdings PLC	66,138	88,071

Industrial & Infrastructure Fund Investment Corp.	153	239,864

Industrial Logistics Properties Trust	1,411	29,970

Innovative Industrial Properties, Inc.#	400	30,400

Japan Logistics Fund, Inc.	75	190,782

LaSalle Logiport REIT	103	153,465

Mapletree Industrial Trust	117,100	219,490

Mapletree Logistics Trust	256,150	316,316

Mitsubishi Estate Logistics REIT Investment Corp.	19	62,196

Mitsui Fudosan Logistics Park, Inc.	30	125,150

Monmouth Real Estate Investment Corp.	3,795	57,229

Montea CVA	826	74,897

Nippon Prologis REIT, Inc.	197	550,921

Prologis, Inc.	13,300	1,167,208

Rexford Industrial Realty, Inc.	2,066	99,354

Segro PLC	94,333	1,031,567

STAG Industrial, Inc.	2,307	71,609

Summit Industrial Income REIT	4,836	46,924

Terreno Realty Corp.	2,213	124,835

Tritax Big Box REIT PLC	152,077	296,081

Warehouses De Pauw CVA	1,462	271,000

TOTAL INDUSTRIALS		$8,792,191

OFFICE – 3.2%

Alexandria Real Estate Equities, Inc.	2,345	372,269

Allied Properties REIT	4,641	188,797

alstria Office REIT AG	13,125	245,924

Befimmo SA	2,034	131,347

Boston Properties, Inc.	3,407	467,440

Brandywine Realty Trust	3,649	55,757

CapitaLand Commercial Trust	254,100	382,892

Champion REIT	160,000	106,177

City Office REIT, Inc.	2,823	38,223

Description	Number of Shares	Value

Columbia Property Trust, Inc.	2,483	$50,951

Corporate Office Properties Trust	1,589	47,098

Cousins Properties, Inc.	2,925	117,380

Cromwell Property Group	145,377	132,786

Daiwa Office Investment Corp.	25	199,324

Derwent London PLC	9,493	436,536

Dexus	96,537	796,578

Douglas Emmett, Inc.	3,244	140,530

Dream Office REIT	3,839	85,402

Easterly Government Properties, Inc.	1,055	23,548

Equity Commonwealth	1,627	52,357

Franklin Street Properties Corp.	2,608	22,429

Frasers Commercial Trust	88,500	106,685

GDI Property Group	37,938	40,798

Global One Real Estate Investment Corp.	77	104,387

Great Portland Estates PLC	23,982	244,669

Green REIT PLC	51,631	109,755

Hibernia REIT PLC	74,159	115,462

Highwoods Properties, Inc.	1,546	72,353

Hudson Pacific Properties, Inc.	3,031	108,874

Ichigo Office REIT Investment	123	126,542

Inmobiliaria Colonial Socimi SA	29,584	382,082

Intervest Offices & Warehouses NV	1,705	51,533

Invesco Office J-REIT, Inc.	775	156,521

Japan Excellent, Inc.	112	192,803

Japan Prime Realty Investment Corp.	79	379,674

Japan Real Estate Investment Corp.	122	832,614

JBG SMITH Properties	2,118	85,271

Keppel REIT	179,700	159,827

Kilroy Realty Corp.	2,079	174,490

Mack-Cali Realty Corp.	2,859	61,240

Manulife US REIT	116,035	106,172

MCUBS MidCity Investment Corp.	153	177,666

Mirai Corp.	156	91,731

Mori Hills REIT Investment Corp.	135	223,271

Mori Trust Sogo REIT, Inc.	86	156,487

Nippon Building Fund, Inc.	123	933,975

Office Properties Income Trust	693	22,093

One REIT, Inc.	16	50,301

Orix JREIT, Inc.	236	534,109

OUE Commercial Real Estate Investment Trust	118,851	47,175

Prosperity REIT	177,000	69,798

Regional REIT Ltd.	31,547	43,071

SL Green Realty Corp.	413	34,527

Slate Office REIT	7,516	34,981

Vornado Realty Trust	1,844	121,022

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

35	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Workspace Group PLC	11,242	$147,808

TOTAL OFFICE		$10,393,512

RESIDENTIAL – 2.0%

Advance Residence Investment Corp.	117	388,953

American Campus Communities, Inc.	3,170	158,437

American Homes 4 Rent, Class A	5,298	140,238

Apartment Investment & Management Co., Class A	3,340	183,299

Ascott Residence Trust	105,500	107,016

AvalonBay Communities, Inc.	2,946	641,226

Bluerock Residential Growth REIT, Inc.	2,866	34,449

Boardwalk REIT	1,850	61,353

Camden Property Trust	1,986	227,139

Canadian Apartment Properties REIT	6,606	275,054

Civitas Social Housing PLC	79,469	87,499

Comforia Residential REIT, Inc.	53	172,757

Empiric Student Property PLC	50,467	61,450

Equity LifeStyle Properties, Inc.	3,782	264,513

Equity Residential	7,757	687,736

Essex Property Trust, Inc.	1,414	462,562

Front Yard Residential Corp.	2,160	26,719

Independence Realty Trust, Inc.	2,017	31,062

Ingenia Communities Group	27,070	82,107

InterRent REIT	6,334	75,069

Investors Real Estate Trust	389	29,436

Invitation Homes, Inc.	7,060	217,377

Irish Residential Properties REIT PLC	33,709	66,018

Japan Rental Housing Investments, Inc.	146	140,065

Kenedix Residential Next Investment Corp.	81	166,890

Killam Apartment REIT	2,717	40,247

Mid-America Apartment Communities, Inc.	2,435	338,441

NexPoint Residential Trust, Inc.	608	29,652

Nippon Accommodations Fund, Inc.	40	251,875

Northview Apartment REIT	2,317	50,770

Starts Proceed Investment Corp.	25	48,616

Sun Communities, Inc.	1,632	265,445

UDR, Inc.	5,732	288,033

UMH Properties, Inc.	2,326	34,727

UNITE Group PLC (The)	23,505	342,532

TOTAL RESIDENTIAL		$6,478,762

RETAIL – 4.7%

Acadia Realty Trust	779	21,796

AEON REIT Investment Corp.	136	195,707

Agree Realty Corp.	997	78,534

Altarea SCA	324	71,187

British Land Co. PLC (The)	90,072	724,086

Description	Number of Shares	Value

Brixmor Property Group, Inc.	9,217	$202,958

Brookfield Property REIT, Inc., Class A	4,282	80,930

BWP Trust	53,889	154,166

CapitaLand Mall Trust	251,300	469,184

CapitaLand Retail China Trust	80,085	89,477

Charter Hall Retail REIT	39,382	119,723

Choice Properties REIT	15,070	159,041

Crombie REIT	2,904	34,881

CT REIT	2,299	25,851

Essential Properties Realty Trust, Inc.	809	20,759

Eurocommercial Properties NV	5,197	165,772

Federal Realty Investment Trust	1,666	226,593

Fortune REIT	134,000	157,326

Frasers Centrepoint Trust	44,023	88,988

Frontier Real Estate Investment Corp.	42	187,656

Fukuoka REIT Corp.	71	121,829

Getty Realty Corp.	2,065	69,260

Hammerson PLC	72,357	271,811

Immobiliare Grande Distribuzione SIIQ SpA	5,023	32,268

Japan Retail Fund Investment Corp.	234	546,051

Kenedix Retail REIT Corp.	44	121,256

Kimco Realty Corp.	8,123	175,132

Kite Realty Group Trust	2,614	46,581

Klepierre SA	16,289	606,600

Link REIT	183,500	2,001,043

Macerich Co. (The)#	686	18,865

Mapletree Commercial Trust	162,300	277,966

Mercialys SA	1,425	19,866

National Retail Properties, Inc.	3,543	208,718

NewRiver REIT PLC	47,903	124,723

Realty Income Corp.	6,355	519,775

Regency Centers Corp.	3,297	221,690

Retail Estates NV	687	65,588

Retail Opportunity Investments Corp.	3,914	73,055

Retail Properties of America, Inc., Class A	2,889	39,753

Retail Value, Inc.	409	14,973

RioCan REIT	13,092	262,715

Sasseur Real Estate Investment Trust	34,300	20,044

Saul Centers, Inc.	797	42,671

Scentre Group	481,764	1,271,960

Seritage Growth Properties, Class A#	1,064	46,273

Shaftesbury PLC	20,795	254,553

Shopping Centres Australasia Property Group	87,427	162,121

Simon Property Group, Inc.	5,899	888,861

SITE Centers Corp.	1,587	24,646

Slate Retail REIT, Class U	2,021	19,871

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	36

       Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

SmartCentres REIT	6,442	$155,731

SPH REIT	57,300	48,015

Spirit Realty Capital, Inc.	1,365	68,032

Starhill Global REIT	128,800	70,059

Tanger Factory Outlet Centers, Inc.#	1,142	18,409

True North Commercial Real Estate Investment Trust	3,946	21,451

Unibail-Rodamco-Westfield	54,500	417,023

Unibail-Rodamco-Westfield	9,335	1,443,530

Urban Edge Properties	3,090	65,230

Vastned Retail NV	2,871	86,134

Vicinity Centres	313,756	577,489

Viva Energy REIT	30,988	61,735

Wereldhave NV	2,595	61,357

TOTAL RETAIL		$14,939,328

SPECIALIZED – 2.8%

Aedifica SA	1,995	239,857

Arena REIT	17,467	36,484

Ascendas Hospitality Trust	89,000	75,232

Assura PLC	220,888	214,024

Big Yellow Group PLC	12,620	186,687

CareTrust REIT, Inc.	3,065	74,296

CDL Hospitality Trusts	63,800	76,910

Charter Hall Social Infrastructure REIT	30,135	75,408

CoreCivic, Inc.	2,464	37,601

CoreSite Realty Corp.	840	98,700

CubeSmart	4,498	142,587

CyrusOne, Inc.	1,898	135,289

Digital Realty Trust, Inc.#	4,574	581,081

EPR Properties	1,738	135,199

Extra Space Storage, Inc.	2,766	310,539

Far East Hospitality Trust	83,900	45,020

First REIT	98,000	73,476

Four Corners Property Trust, Inc.	1,094	31,343

Frasers Hospitality Trust	76,900	41,546

Gaming and Leisure Properties, Inc.	4,280	172,741

GEO Group, Inc. (The)	2,244	34,154

HCP, Inc.	10,314	388,013

Health Care & Medical Investment Corp.	17	21,866

Healthcare Realty Trust, Inc.	3,364	116,966

Healthcare Trust of America, Inc., Class A	3,868	119,908

Hoshino Resorts REIT, Inc.	19	103,806

Host Hotels & Resorts, Inc.	11,826	193,828

Hotel Property Investments	10,758	23,731

Invincible Investment Corp.	543	343,429

Iron Mountain, Inc.	3,529	115,751

Itochu Advance Logistics Investment Corp.	19	22,310

Description	Number of Shares	Value

Japan Hotel REIT Investment Corp.	408	$338,898

Keppel DC REIT	87,295	128,333

Life Storage, Inc.	995	108,375

LTC Properties, Inc.	1,511	78,345

Medical Properties Trust, Inc.	8,747	181,325

Mori Trust Hotel REIT, Inc.	32	43,530

National Health Investors, Inc.	1,042	89,393

National Storage Affiliates Trust	816	27,883

National Storage REIT	65,695	84,234

NorthWest Healthcare Properties REIT	7,784	70,683

Omega Healthcare Investors, Inc.#	4,965	218,659

Ooedo Onsen REIT Investment Corp.	20	18,317

Park Hotels & Resorts, Inc.	3,181	73,958

Parkway Life REIT	38,800	93,260

Physicians Realty Trust	3,999	74,661

Primary Health Properties PLC	82,460	151,036

Public Storage	3,166	705,575

QTS Realty Trust, Inc., Class A#	1,471	78,831

Rural Funds Group	39,901	48,685

Ryman Hospitality Properties, Inc.	1,260	106,054

Sabra Health Care REIT, Inc.	2,267	55,768

Safestore Holdings PLC	18,399	166,952

Senior Housing Properties Trust	2,134	21,180

Summit Hotel Properties, Inc.	3,569	43,756

Sunstone Hotel Investors, Inc.	1,395	18,846

Universal Health Realty Income Trust	726	86,561

Ventas, Inc.	8,043	523,599

VICI Properties, Inc.	6,191	145,798

Vital Healthcare Property Trust	24,302	41,446

Welltower, Inc.	8,578	777,939

Xenia Hotels & Resorts, Inc.	4,295	90,410

TOTAL SPECIALIZED		$8,960,072

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $48,591,702)		$63,890,779

TOTAL REAL ESTATE RELATED SECURITIES (COST $179,662,624)		$211,076,256

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

37	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 11.9%

EXCHANGE-TRADED FUNDS – 11.9%

COMMODITY FUNDS – 11.9%

iShares Commodities Select Strategy ETF	409,100	$13,001,198

iShares Gold Trust*	578,500	8,365,110

iShares Silver Trust#,*	202,600	3,427,992

SPDR S&P Global Natural Resources ETF	308,300	13,531,287

TOTAL COMMODITY FUNDS		$38,325,587

TOTAL EXCHANGE-TRADED FUNDS (COST $37,887,507)		$38,325,587

TOTAL COMMODITY RELATED SECURITIES (COST $37,887,507)		$38,325,587

PURCHASED OPTIONS – 0.0%**

TOTAL PURCHASED OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE)
(COST $68,028)		$50,633

SHORT-TERM INVESTMENTS – 0.6%

MONEY MARKET FUND – 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	1,761,235	$1,761,235

TOTAL SHORT-TERM INVESTMENTS (COST $1,761,235)		$1,761,235

RIGHT – 0.0%**

Mapletree Commercial Trust*	11,523	$762

TOTAL RIGHT (COST $0)		$762

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

REPURCHASE AGREEMENTS – 1.0%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $237,484, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $242,223.	$237,473	$237,473

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $596,937, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $608,846.	596,908	596,908

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $596,937, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $608,846.	596,908	596,908

HSBC Securities USA, Inc., 1.73%, dated 10/31/19, due 11/01/19, repurchase price $596,937, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 12/20/32 to 6/20/69; total market value of $608,846.	596,908	596,908

Nomura Securities International, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $596,937, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/05/19 to 9/20/69; total market value of $608,847.	596,908	596,908

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $596,937, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $608,846.	596,908	596,908

TOTAL REPURCHASE AGREEMENTS (COST $3,222,013)		$3,222,013

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,222,013)		$3,222,013

TOTAL INVESTMENTS IN SECURITIES 109.5% (COST $318,180,713)		$351,899,523

WRITTEN OPTIONS – 0.0%**

TOTAL WRITTEN OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE)
(PREMIUMS RECEIVED $(208,046))		$(84,115)

COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(3,222,013)

OTHER LIABILITIES LESS ASSETS – (8.5%)		(27,363,389)

TOTAL NET ASSETS – 100.0%		$321,230,006

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	38

Wilmington Real Asset Fund (continued)

Cost of investments for Federal income tax purposes is $324,093,521. The net unrealized appreciation/(depreciation) of investments was $27,210,686. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $39,950,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(12,740,198).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation-Linked & Fixed Income Securities

Asset-Backed Securities	$—	$4,843,463	$—	$4,843,463

Corporate Bonds	—	4,974,426	—	4,974,426

Foreign Government Inflation-Linked Securities	—	3,674,243	—	3,674,243

Foreign Government Securities	—	573,588	—	573,588

Mortgage-Backed Securities	—	14,685,441	—	14,685,441

U.S. Government Inflation-Linked Securities	—	68,711,876	—	68,711,876

Real Estate Related Securities

Common Stocks	36,410,920	91,407	—	36,502,327

Exchange-Traded Funds	95,876,162	—	—	95,876,162

Investment Companies	14,806,988	—	—	14,806,988

Real Estate Investment Trusts	63,094,201	796,578	—	63,890,779

Commodity Related Securities

Exchange-Traded Funds	38,325,587	—	—	38,325,587

Purchased Options	—	50,633	—	50,633

Right	—	762	—	762

Money Market Fund	1,761,235	—	—	1,761,235

Repurchase Agreements	—	3,222,013	—	3,222,013

Total Investments in Securities	$250,275,093	$101,624,430	$—	$351,899,523

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$109,787	$—	$109,787

Financial Futures Contracts	163,376	—	—	163,376

Credit Default Swaps	—	57,124	—	57,124

Interest Rate Swaps	—	457,203	—	457,203

Written Options	—	22,022	—	22,022

Total Assets - Other Financial Instruments	$163,376	$646,136	$—	$809,512

Liabilities

Other Financial Instruments!

Written Options	$—	$(106,137)	$—	$(106,137)

Forward Foreign Currency Contracts	—	(339,904)	—	(339,904)

Financial Futures Contracts	(51,848)	—	—	(51,848)

Credit Default Swaps	—	(22,902)	—	(22,902)

Interest Rate Swaps	—	(821,107)	—	(821,107)

Total Liabilities - Other Financial Instruments	$(51,848)	$(1,290,050)	$—	$(1,341,898)

!

Other financial instruments are derivative instruments. Forward foreign currency contracts, financial futures contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their fair value at period end.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

39	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)
(a)	Par Value denominated in USD unless otherwise noted.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX	Markit CDX Index

CLO	Collateralized Loan Obligation

CMBX	Commercial Mortgage-Backed Index

CPI	Consumer Price Index

CVA	Dutch Certification

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

MTN	Medium Term Note

NA	National Association

NSA	Not seasonally adjusted

OAT	Obligations Assimilables

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

RPI	Retail Price Index

SpA	Societa per Azioni

SPDR	Standard & Poor’s Depository Receipts

TELBOR	Tel Aviv Interbank Offered Rate

Currency Code	Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound Sterling

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

RUB	Russian Ruble

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	40

Wilmington Real Asset Fund (continued)

At October 31, 2019, the Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2019	Bank of America NA	114,000 EUR	$127,290	$127,144	$ —	$ (146)
11/4/2019	Goldman Sachs Bank USA	1,444,000 EUR	1,600,469	1,610,908	10,439	—
11/4/2019	JP Morgan Chase Bank, N.A.	1,360,000 NZD	863,298	872,028	8,730	—
11/4/2019	Credit Suisse International	1,332,686 BRL	318,402	332,215	13,813	—
11/4/2019	Citigroup Global Markets	1,125,000 GBP	1,448,452	1,457,455	9,003	—
11/4/2019	HSBC Bank USA, N.A.	631,000 GBP	812,912	817,470	4,558	—
11/4/2019	JP Morgan Chase Bank, N.A.	585,000 GBP	753,728	757,876	4,148	—
11/4/2019	Citigroup Global Markets	478,000 GBP	589,008	619,256	30,248	—
11/4/2019	Barclays Bank PLC	290,000 GBP	373,964	375,699	1,735	—
11/4/2019	Royal Bank of Canada	63,000 GBP	80,500	81,617	1,117	—
11/4/2019	HSBC Bank USA, N.A.	35,000 EUR	38,931	39,045	114	—
11/5/2019	HSBC Bank USA, N.A.	75,700,000 JPY	700,783	701,191	408	—
11/6/2019	Goldman Sachs Bank USA	2,413,000 ZAR	158,532	159,562	1,030	—
11/15/2019	Citigroup Global Markets	19,394,812 RUB	293,576	301,849	8,273	—
12/3/2019	Credit Suisse International	1,332,686 BRL	331,547	331,614	67	—
12/18/2019	Barclays Bank PLC	4,704,772,600 IDR	331,098	333,535	2,437	—
1/15/2020	Natwest Securities	1,031,163,695 COP	296,635	304,123	7,488	—
1/24/2020	HSBC Bank USA, N.A.	2,642,118 RUB	39,971	40,749	778	—
CONTRACTS SOLD
11/4/2019	Bank of America NA	2,953,000 GBP	3,643,515	3,825,655	—	(182,140)
11/4/2019	JP Morgan Chase Bank, N.A.	1,365,000 EUR	1,493,958	1,522,776	—	(28,818)
11/4/2019	Bank of America NA	1,360,000 NZD	857,088	872,028	—	(14,940)
11/4/2019	Credit Suisse International	1,332,686 BRL	332,092	332,215	—	(123)
11/4/2019	Bank of America NA	649,000 AUD	438,997	447,439	—	(8,442)
11/4/2019	Bank of America NA	219,000 GBP	270,398	283,718	—	(13,320)
11/4/2019	Goldman Sachs Bank USA	114,000 EUR	125,398	127,177	—	(1,779)
11/5/2019	HSBC Bank USA, N.A.	101,000,000 JPY	940,813	935,540	5,273	—
11/21/2019	HSBC Bank USA, N.A.	4,638,994 TWD	148,196	152,528	—	(4,332)
11/21/2019	JP Morgan Chase Bank, N.A.	2,374,000 TWD	75,883	78,056	—	(2,173)
11/21/2019	JP Morgan Chase Bank, N.A.	1,888,000 TWD	60,166	62,077	—	(1,911)
11/21/2019	HSBC Bank USA, N.A.	1,240,000 TWD	39,594	40,771	—	(1,177)
11/25/2019	Citigroup Global Markets	1,028,016,000 COP	303,733	303,884	—	(151)
11/27/2019	Citigroup Global Markets	784,207 PEN	230,853	234,270	—	(3,417)
12/3/2019	Goldman Sachs Bank USA	1,444,000 EUR	1,603,535	1,614,031	—	(10,496)
12/3/2019	JP Morgan Chase Bank, N.A.	1,360,000 NZD	863,867	872,505	—	(8,638)
12/3/2019	Citigroup Global Markets	1,125,000 GBP	1,449,799	1,458,822	—	(9,023)
12/3/2019	Bank of America NA	114,000 EUR	127,552	127,424	128	—
12/18/2019	HSBC Bank USA, N.A.	399,862,568 KRW	330,779	344,107	—	(13,328)
12/18/2019	Barclays Bank PLC	227,945 SGD	165,404	167,636	—	(2,232)
1/2/2020	Bank of America NA	11,329,918 DKK	1,680,373	1,700,377	—	(20,004)
1/17/2020	Citigroup Global Markets	251,385 PEN	73,837	74,972	—	(1,135)
1/22/2020	JP Morgan Chase Bank, N.A.	2,164,000 MXN	107,680	111,070	—	(3,390)
1/28/2020	Goldman Sachs Bank USA	5,390,504 MXN	267,645	276,434	—	(8,789)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$109,787	$(339,904)

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

41	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At October 31, 2019, the Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)	Counterparty	Value
PURCHASED OPTIONS
CALL OPTIONS
5-Year U.S. Treasury Note Future	11/22/2019	11	1,432,750		130.25	Exchange Traded	$ —
5-Year U.S. Treasury Note Future	11/22/2019	2	260,000		130.00	Exchange Traded	—
Euro-Schatz Future	11/22/2019	130	14,950,000EUR		115.00EUR	Exchange Traded	725
Euro-Schatz Future	11/22/2019	20	2,318,000EUR		115.90EUR	Exchange Traded	112
U.S. Treasury Long Bond Future	11/22/2019	6	1,260,000		210.00	Exchange Traded	—
U.S. Treasury Long Bond Future	11/22/2019	3	636,000		212.00	Exchange Traded	—
U.S. Treasury Ultra Bond Future	11/22/2019	2	530,000		265.00	Exchange Traded	—
TOTAL CALL OPTIONS							837
CALL SWAPTIONS
1-Year U.S. Treasury Note Future	3/10/2020	—	9,410,000		1.50	Deutsche Bank	11,846
1-Year U.S. Treasury Note Future	3/10/2020	—	9,110,000		1.50	Bank of America NA	11,468
2-Year U.S. Treasury Note Future	10/2/2020	—	10,000,000		1.07	JP Morgan Chase Bank, N.A.	26,170
TOTAL CALL SWAPTIONS							49,484
PUT OPTIONS
10-Year U.S. Treasury Note Future	11/22/2019	35	4,147,500		118.50	Exchange Traded	—
10-Year U.S. Treasury Note Future	11/22/2019	6	717,000		119.50	Exchange Traded	—
Euro-Bund Future	11/22/2019	28	4,424,000EUR		158.00EUR	Exchange Traded	312
TOTAL PUT OPTIONS							312
TOTAL PURCHASED OPTIONS							$50,633

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)	Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
10-Year U.S. Treasury Note Future	11/22/2019	(9)	(1,172,250)		130.25	Exchange Traded	$ (5,203)
Euro-Bund Future	11/22/2019	(1)	(173,000)	EUR	173.00EUR	Exchange Traded	(290)
Euro-Bund Future	11/22/2019	(2)	(343,000)	EUR	171.50EUR	Exchange Traded	(1,918)
Euro-Bund Future	11/22/2019	(2)	(342,000)	EUR	171.00EUR	Exchange Traded	(2,610)
Euro-Bund Future	11/22/2019	(3)	(528,000)	EUR	176.00EUR	Exchange Traded	(67)
Euro-Bund Future	11/22/2019	(4)	(700,000)	EUR	175.00EUR	Exchange Traded	(178)
TOTAL CALL OPTIONS							(10,266)
CALL SWAPTIONS
10-Year U.S. Treasury Bond Future	10/2/2020	—	(2,100,000)		1.30	JP Morgan Chase Bank, N.A.	(26,795)
30-Year Euro Treasury Bond Future	12/13/2019	—	(200,000)	EUR	0.00EUR	Deutsche Bank	(225)
30-Year Euro Treasury Bond Future	12/13/2019	—	(200,000)	EUR	0.25EUR	Goldman Sachs Bank USA	(1,467)
5-Year U.S. Treasury Note Future	3/10/2020	—	(658,000)		1.40	Bank of America NA	(4,554)
5-Year U.S. Treasury Note Future	3/10/2020	—	(1,362,000)		1.40	Citibank NA	(9,425)
5-Year U.S. Treasury Note Future	3/10/2020	—	(2,090,000)		1.40	Deutsche Bank	(14,463)
Interest Rate Cap Eurozone CPI	6/22/2035	—	(600,000)	EUR	3.00EUR	Goldman Sachs Bank USA	(1,144)
ITRAXX EUR 32 5Y	1/15/2020	—	(100,000)	EUR	0.48EUR	Deutsche Bank	(80)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)	EUR	0.48EUR	Barclays Bank PLC	(104)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.45EUR	Goldman Sachs Bank USA	(80)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.45EUR	Deutsche Bank	(80)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.45EUR	JP Morgan Chase Bank, N.A.	(80)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.45EUR	Bank of America NA	(80)
TOTAL CALL SWAPTIONS							(58,577)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	42

Wilmington Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)	Counterparty	Value
WRITTEN OPTIONS
PUT OPTIONS
10-Year U.S. Treasury Note Future	11/22/2019	(9)	(1,154,250)		128.25	Exchange Traded	$ (422)
Euro-Bund Future	11/22/2019	(1)	(173,000)	EUR	173.00EUR	Exchange Traded	(1,673)
Euro-Bund Future	11/22/2019	(2)	(342,000)	EUR	171.00EUR	Exchange Traded	(915)
Euro-Bund Future	11/22/2019	(2)	(343,000)	EUR	171.50EUR	Exchange Traded	(1,338)
Euro-Bund Future	11/22/2019	(3)	(528,000)	EUR	176.00EUR	Exchange Traded	(14,254)
Euro-Bund Future	11/22/2019	(4)	(700,000)	EUR	175.00EUR	Exchange Traded	(14,633)
Euro-Schatz Future	11/22/2019	(17)	(1,907,400)	EUR	112.20EUR	Exchange Traded	(2,749)
TOTAL PUT OPTIONS							(35,984)
PUT SWAPTIONS
CDX.NA.IG.32.5Y	11/20/2019	—	(100,000)		0.85	Goldman Sachs Bank USA	—
CDX.NA.IG.32.5Y	11/20/2019	—	(100,000)		0.90	Barclays Bank PLC	—
CDX.NA.IG.32.5Y	11/20/2019	—	(200,000)		0.90	Goldman Sachs Bank USA	—
CDX.NA.IG.32.5Y	11/20/2019	—	(200,000)		0.85	Bank of America NA	(1)
Interest Rate Cap U.S. CPI	4/10/2020	—	(8,300,000)		3.00	JP Morgan Chase Bank, N.A.	15,261
Interest Rate Cap U.S. CPI	4/22/2024	—	(1,300,000)		4.00	JP Morgan Chase Bank, N.A.	(14)
Interest Rate Cap U.S. CPI	5/16/2024	—	(100,000)		4.00	JP Morgan Chase Bank, N.A.	(1)
Interest Rate Floor U.S. 10-Year Swap Rate	1/2/2020	—	(3,600,000)		0.00	Morgan Stanley Capital Services LLC	(666)
Interest Rate Floor U.S. CPI	3/24/2020	—	(2,300,000)		0.00	JP Morgan Chase Bank, N.A.	—
Interest Rate Floor U.S. CPI	4/7/2020	—	(2,400,000)		216.69	Citibank NA	—
Interest Rate Floor U.S. CPI	4/10/2020	—	(8,300,000)		0.00	JP Morgan Chase Bank, N.A.	6,761
ITRAXX EUR 32 5Y	1/15/2020	—	(100,000)	EUR	0.80EUR	Deutsche Bank	(51)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)	EUR	0.80EUR	Barclays Bank PLC	(89)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.80EUR	Bank of America NA	(122)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.80EUR	JP Morgan Chase Bank, N.A.	(122)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.80EUR	Deutsche Bank	(122)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)	EUR	0.80EUR	Goldman Sachs Bank USA	(122)
TOTAL PUT SWAPTIONS							20,712
TOTAL WRITTEN OPTIONS							$(84,115)

(a)	Notional Amount and Strike Price denominated in USD unless otherwise noted.

    At October 31, 2019, the Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation(b)	Unrealized (Depreciation)(b)
LONG POSITIONS:
Euro - BTP Futures	December 2019	29	3,261,630EUR	$3,613,734	$3,603,363	$ —	$(10,371)
10 - Year U.S Treasury Note Futures	December 2019	34	4,430,094	4,465,325	4,430,094	—	(35,231)
SHORT POSITIONS:
10 - Year Australian Treasury Bond Futures	December 2019	1	145,809AUD	100,504	100,028	476	—
10 - Year Japanese Treasury Bond Futures (OSE)	December 2019	1	153,950,000JPY	1,449,959	1,438,734	11,225	—
10 - Year U.S. Treasury Ultra Futures	December 2019	3	426,328	420,992	426,328	—	(5,336)
3 - Year Australian Treasury Bond Futures	December 2019	2	230,736AUD	158,207	158,331	—	(124)
30 - Year Euro Buxl Bond Futures	December 2019	1	209,960EUR	231,751	231,160	591	—
5 - Year U.S. Treasury Note Futures	December 2019	16	1,907,250	1,906,464	1,907,250	—	(786)
Euro - Bobl Futures	December 2019	2	269,240EUR	300,345	295,877	4,468	—
Euro - Bund Futures	December 2019	12	2,061,120EUR	2,297,068	2,283,751	13,317	—
Euro - OAT Futures	December 2019	1	168,380EUR	190,753	186,190	4,563	—

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

43	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation(b)	Unrealized (Depreciation)(b)
SHORT POSITIONS: (continued)
Euro - Schatz Futures	December 2019	125	14,008,750EUR	$15,566,124	$15,490,133	$ 75,991	$ —
GBP Long Gilt Futures	December 2019	2	265,680GBP	327,297	324,710	2,587	—
U.S. Treasury Long Bond Futures	December 2019	10	1,613,750	1,647,486	1,613,750	33,736	—
U.S. Treasury Ultra Bond Futures	December 2019	3	569,250	585,672	569,250	16,422	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$163,376	$(51,848)

(a)	Notional Amount denominated in USD unless otherwise noted.

(b)

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open until October 31, 2019.

At October 31, 2019, the Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED(d)
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3-Month LIBOR	Quarter	$ 15,814	$ 1,563	$14,251	$ —
Chicago Mercantile Exchange#	12/20/22	1,900,000	2.25%	3-Month LIBOR	Quarter	42,966	2,393	40,573	—
Chicago Mercantile Exchange#	10/19/23	100,000	2.66%	3-Month LIBOR	Quarter	4,495	—	4,495	—
Chicago Mercantile Exchange#	10/25/23	2,000,000	2.68%	3-Month LIBOR	Quarter	92,135	—	92,135	—
Chicago Mercantile Exchange#	11/19/23	1,000,000	2.67%	3-Month LIBOR	Quarter	46,471	—	46,471	—
Chicago Mercantile Exchange#	12/12/23	370,000	2.68%	3-Month LIBOR	Quarter	17,562	—	17,562	—
Chicago Mercantile Exchange#	7/27/26	3,700,000	2.00%	3-Month LIBOR	Semi-Annual	(88,998)	46,583	—	(135,581)
Chicago Mercantile Exchange#	12/07/26	3,700,000	2.40%	3-Month LIBOR	Semi-Annual	(154,413)	24,582	—	(178,995)
Chicago Mercantile Exchange#	3/21/28	400,000NZD	3.25%	3-Month LIBOR	Semi-Annual	(39,105)	1,223	—	(40,328)
London Clearing House#	6/20/28	900,000	2.25%	3-Month LIBOR	Semi-Annual	(50,425)	49,659	—	(100,084)
Chicago Mercantile Exchange#	7/18/28	750,000	2.72%	3-Month LIBOR	Semi-Annual	(70,913)	—	—	(70,913)
Chicago Mercantile Exchange#	7/18/28	480,000	2.77%	3-Month LIBOR	Semi-Annual	(47,160)	—	—	(47,160)
Chicago Mercantile Exchange#	9/12/29	600,000	1.75%	3-Month LIBOR	Quarter	(883)	1,405	—	(2,288)
Chicago Mercantile Exchange#	6/19/48	100,000	2.15%	3-Month LIBOR	Semi-Annual	(8,271)	—	—	(8,271)
Chicago Mercantile Exchange#	12/11/49	300,000	2.25%	3-Month LIBOR	Quarter	(33,009)	(1,104)	—	(31,905)
Chicago Mercantile Exchange#	1/16/50	100,000	1.63%	3-Month LIBOR	Quarter	3,993	(1,423)	5,416	—
Chicago Mercantile Exchange#	2/03/50	160,000	1.63%	3-Month LIBOR	Quarter	6,372	(10)	6,382	—
London Clearing House#	3/20/29	28,820,000JPY	0.45%	6-Month LIBOR	Semi-Annual	(11,875)	(1,671)	—	(10,204)
London Clearing House*	5/15/28	200,000EUR	1.62%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	14,230	13	14,217	—

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	44

      Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	8/15/39	80,000EUR	1.24%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	$ (697)	$ —	$ —	$ (697)
London Clearing House*	11/15/48	60,000EUR	1.95%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	16,633	—	16,633	—
London Clearing House*	8/15/49	40,000EUR	1.39%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	(68)	—	—	(68)
London Clearing House*	4/15/20	30,000EUR	1.00%	France CPI Ex-Tobacco	At Term(1)	(72)	—	—	(72)
London Clearing House*	8/15/20	10,000EUR	1.16%	France CPI Ex-Tobacco	At Term(1)	(90)	7	—	(97)
London Clearing House*	6/15/21	200,000EUR	1.35%	France CPI Ex-Tobacco	At Term(1)	(2,988)	—	—	(2,988)
London Clearing House*	3/15/24	410,000EUR	1.03%	France CPI Ex-Tobacco	At Term(1)	(3,387)	(209)	—	(3,178)
London Clearing House*	7/15/28	330,000EUR	1.62%	France CPI Ex-Tobacco	At Term(1)	25,239	—	25,239	—
London Clearing House*	11/23/20	700,000	2.03%	U.S. CPI NSA	At Term(1)	(2,336)	—	—	(2,336)
London Clearing House*	11/25/20	700,000	2.02%	U.S. CPI NSA	At Term(1)	(2,245)	—	—	(2,245)
London Clearing House*	3/14/21	400,000	1.88%	U.S. CPI NSA	At Term(1)	(1,061)	—	—	(1,061)
London Clearing House*	3/18/21	600,000	1.93%	U.S. CPI NSA	At Term(1)	(2,206)	—	—	(2,206)
London Clearing House*	5/13/21	300,000	1.82%	U.S. CPI NSA	At Term(1)	(905)	—	—	(905)
London Clearing House*	7/25/21	400,000	1.43%	U.S. CPI NSA	At Term(1)	196	—	196	—
London Clearing House*	7/26/21	500,000	1.55%	U.S. CPI NSA	At Term(1)	8,670	16,923	—	(8,253)
London Clearing House*	8/06/21	200,000	1.43%	U.S. CPI NSA	At Term(1)	120	—	120	—
London Clearing House*	9/09/21	500,000	1.44%	U.S. CPI NSA	At Term(1)	622	—	622	—
London Clearing House*	9/12/21	460,000	1.60%	U.S. CPI NSA	At Term(1)	6,039	13,855	—	(7,816)
London Clearing House*	10/01/21	700,000	1.49%	U.S. CPI NSA	At Term(1)	(142)	—	—	(142)
London Clearing House*	7/15/22	100,000	2.07%	U.S. CPI NSA	At Term(1)	(1,342)	—	—	(1,342)
London Clearing House*	2/05/23	640,000	2.21%	U.S. CPI NSA	At Term(1)	(16,801)	—	—	(16,801)
London Clearing House*	4/13/23	1,020,000	2.22%	U.S. CPI NSA	At Term(1)	(31,080)	—	—	(31,080)
London Clearing House*	4/27/23	390,000	2.26%	U.S. CPI NSA	At Term(1)	(12,977)	(40)	—	(12,937)
London Clearing House*	5/09/23	100,000	2.26%	U.S. CPI NSA	At Term(1)	(3,288)	—	—	(3,288)
London Clearing House*	5/10/23	160,000	2.28%	U.S. CPI NSA	At Term(1)	(5,406)	—	—	(5,406)
London Clearing House*	9/25/27	100,000	2.15%	U.S. CPI NSA	At Term(1)	3,507	—	3,507	—
London Clearing House*	6/03/29	250,000	1.95%	U.S. CPI NSA	At Term(1)	4,789	—	4,789	—
London Clearing House*	7/25/29	1,500,000	2.00%	U.S. CPI NSA	At Term(1)	37,817	—	37,817	—

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

45	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House#	12/15/47	260,000	2.00%	U.S. Fed Fund Effective Rate	Annual	$ (27,442)	$ (486)	$ —	$ (26,956)
London Clearing House#	12/20/47	90,000	2.50%	U.S. Fed Fund Effective Rate	Annual	(20,106)	225	—	(20,331)
London Clearing House#	12/20/47	55,000	2.48%	U.S. Fed Fund Effective Rate	Annual	(12,128)	246	—	(12,374)
London Clearing House*	9/15/24	400,000GBP	3.85%	United Kingdom RPI All Items NSA	At Term(1)	10,897	(56)	10,953	—
London Clearing House*	10/15/24	400,000GBP	3.66%	United Kingdom RPI All Items NSA	At Term(1)	(6,313)	—	—	(6,313)
London Clearing House*	6/15/31	460,000GBP	3.10%	United Kingdom RPI All Items NSA	At Term(1)	(41,930)	(53,440)	11,510	—
London Clearing House*	10/15/31	640,000GBP	3.53%	United Kingdom RPI All Items NSA	At Term(1)	20,186	1,654	18,532	—
London Clearing House*	9/15/32	100,000GBP	3.47%	United Kingdom RPI All Items NSA	At Term(1)	2,618	(775)	3,393	—
London Clearing House*	9/15/33	10,000GBP	3.50%	United Kingdom RPI All Items NSA	At Term(1)	362	8	354	—
London Clearing House*	10/15/33	130,000GBP	3.58%	United Kingdom RPI All Items NSA	At Term(1)	8,536	—	8,536	—
London Clearing House*	9/15/34	420,000GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	(23,982)	265	—	(24,247)
London Clearing House*	6/15/39	200,000GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	24,020	(185)	24,205	—
						$(309,755)	$101,205	$407,908	$(818,868)
OVER THE COUNTER(d)
Bank of America NA*	2/16/20	830,000ILS	0.97%	3-Month TELBOR	Annual	(918)	(1)	—	(917)
Bank of America NA*	6/20/20	510,000ILS	0.37%	3-Month TELBOR	Annual	(370)	—	—	(370)
Barclays Bank PLC*	6/20/20	440,000ILS	0.37%	3-Month TELBOR	Annual	(323)	—	—	(323)
Deutsche Bank AG*	6/20/20	420,000ILS	0.41%	3-Month TELBOR	Annual	(357)	—	—	(357)
Goldman Sachs Bank USA*	6/20/20	340,000ILS	0.37%	3-Month TELBOR	Annual	(246)	26	—	(272)
Bank of America NA#	2/16/28	180,000ILS	1.96%	3-Month TELBOR	Annual	5,782	(11)	5,793	—
Bank of America NA#	6/20/28	110,000ILS	2.00%	3-Month TELBOR	Annual	3,460	—	3,460	—
JP Morgan Chase Bank, N.A.#	6/20/28	90,000ILS	2.08%	3-Month TELBOR	Annual	3,011	—	3,011	—
Barclays Bank PLC#	6/20/28	90,000ILS	1.95%	3-Month TELBOR	Annual	2,724	—	2,724	—
Goldman Sachs Bank USA#	6/20/28	70,000ILS	2.00%	3-Month TELBOR	Annual	2,202	—	2,202	—
Bank of America NA*	11/23/20	2,400,000	1.57%	U.S. CPI NSA	At Term(1)	32,105	—	32,105	—
						$ 47,070	$ 14	$ 49,295	$ (2,239)
NET UNREALIZED (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS						$(262,685)	$101,219	$457,203	$(821,107)

At October 31, 2019, the Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Payment Frequency	Implied Credit Spread at October 31, 2019(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED(d)
Intercontinental Exchange###	12/20/24	1,900,000	5.00%	CDX.NA.HY.33 5Y	Quarter	3.40%	$(136,072)	$(122,071)	$—	$(14,001)
Intercontinental Exchange###	12/20/20	20,000EUR	1.00%	Daimler AG	Quarter	0.15%	221	332	—	(111)
							$(135,851)	$(121,739)	$—	$(14,112)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	46

    Wilmington Real Asset Fund (concluded)

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Payment Frequency	Implied Credit Spread at October 31, 2019(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
OVER THE COUNTER(e)
HSBC Bank USA, N.A.##	03/20/20	400,000	1.00%	Brazil LA SP	Quarter	0.33%	$ 1,536	$ 1,062	$ 474	$ —
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.25%	4,839	(26,117)	30,956	—
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.25%	4,839	(20,855)	25,694	—
Barclays Bank PLC###	12/20/23	200,000	1.00%	Mexico LA BP	Quarter	0.70%	(2,645)	1,709	—	(4,354)
HSBC Bank USA, N.A.###	12/20/23	200,000	1.00%	Mexico LA BP	Quarter	0.70%	(2,645)	1,791	—	(4,436)
							$ 5,924	$ (42,410)	$57,124	$ (8,790)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS							$(129,927)	$(164,149)	$57,124	$(22,902)

(1) Termination date or maturity date.

(2) Notional Amount denominated in USD unless otherwise noted.

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

### The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amount denominated in USD unless otherwise noted.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(d) The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap agreements. The unrealized appreciation (depreciation) presented above is the cumulative change in the unrealized appreciation (depreciation) from the date the contract was open until October 31, 2019.

(e) The value shown on the Statements of Assets and Liabilities for over the counter swap agreements is based upon the value presented in the table above. Over the counter swap agreements for which the fair value is a positive number, and the upfront premiums paid (received) associated with them, are presented as assets on the Statements of Assets and Liabilities. Over the counter swap agreements for which the fair value is a negative number, and the upfront premiums paid (received), are presented as liabilities on the Statements of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

47

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Diversified Income Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Investment Companies:
Exchange-Traded Funds	29.7%
Inflation-Protected Securities Fund	3.9%
Common Stocks	38.1%
Corporate Bonds	9.9%
U.S. Treasury	9.3%
Mortgage-Backed Securities	5.8%
Commercial Paper	0.6%
Collateralized Mortgage Obligations	0.3%
Enhanced Equipment Trust Certificates	0.2%
Government Agencies	0.1%
Cash Equivalents[1]	15.8%
Other Assets and Liabilities – Net[2]	(13.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 33.6%

EXCHANGE-TRADED FUNDS – 29.7%

iShares iBoxx High Yield Corporate Bond ETF#	29,000	$2,517,490

iShares International Select Dividend ETF#	200,100	6,381,189

SPDR Dow Jones International Real Estate ETF#	42,625	1,747,199

Vanguard REIT ETF	10,700	1,009,010

TOTAL EXCHANGE-TRADED FUNDS		$11,654,888

INFLATION-PROTECTED SECURITIES FUND – 3.9%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	58,910	1,532,838

TOTAL INVESTMENT COMPANIES (COST $13,349,359)		$13,187,726

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2012-114, Class VM, 3.50%, 10/25/25	$101,768	$105,725

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.80%, 2/25/34Δ	12,537	12,365

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.44%, 11/25/35Δ	2,749	2,670

TOTAL WHOLE LOAN		$15,035

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $128,948)		$120,760

COMMERCIAL PAPER – 0.6%♦

Campbell Soup Co., 2.05%, 11/12/19Ω	250,000	249,829

TOTAL COMMERCIAL PAPER (COST $249,843)		$249,829

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	48

      Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 9.9%

AEROSPACE & DEFENSE – 0.1%

Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	$25,000	$26,893

AUTOMOTIVE – 0.2%

General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	40,491

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	55,000	56,092

TOTAL AUTOMOTIVE		$96,583

BEVERAGES – 0.2%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	23,786

Keurig Dr. Pepper, Inc., Company Guaranteed, 2.00%, 1/15/20#	10,000	10,000

Keurig Dr. Pepper, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	40,489

TOTAL BEVERAGES		$74,275

BIOTECHNOLOGY – 0.3%

Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	28,190

Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,534

Celgene Corp., Sr. Unsecured, 4.55%, 2/20/48	45,000	55,042

TOTAL BIOTECHNOLOGY		$108,766

CAPITAL MARKETS – 0.3%

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	57,079

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	36,983

Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,904

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,408

TOTAL CAPITAL MARKETS		$123,374

CHEMICALS – 0.0%**

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	15,000	15,277

COMMERCIAL BANKS – 0.7%

BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,025

Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	103,229

Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	21,620

Description	Par Value	Value

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	$25,000	$25,325

SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,367

U.S. Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	45,729

TOTAL COMMERCIAL BANKS		$256,295

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 3.75%, 6/01/23	50,000	52,170

COMPUTERS – 0.3%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	51,261

International Business Machines Corp., Sr. Unsecured, 2.80%, 5/13/21	60,000	60,860

TOTAL COMPUTERS		$112,121

CONSUMER FINANCE – 0.1%

Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	25,000	25,104

DIVERSIFIED FINANCIAL SERVICES – 1.1%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	20,802

BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,571

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	35,601

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	141,930

JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	100,193

Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	45,292

Wells Fargo & Co., Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	36,260

TOTAL DIVERSIFIED FINANCIAL SERVICES		$419,649

ELECTRIC – 0.6%

DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,524

Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	91,764

WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	70,000	71,523

WEC Energy Group, Inc., Sr. Unsecured, 3.10%, 3/08/22	45,000	45,931

TOTAL ELECTRIC		$219,742

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

49	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	$35,000	$37,092

Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	28,887

TOTAL ENVIRONMENTAL CONTROL		$65,979

FOOD & STAPLES RETAILING – 0.4%

Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	44,542

Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22#	35,000	35,701

Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	50,000	59,069

TOTAL FOOD & STAPLES RETAILING		$139,312

FOREST PRODUCTS & PAPER – 0.2%

International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	15,000	15,785

International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	50,000	51,780

TOTAL FOREST PRODUCTS & PAPER		$67,565

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	45,000	45,318

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	55,000	55,119

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$100,437

HEALTH CARE PROVIDERS & SERVICES – 0.3%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	31,785

CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	30,000	34,435

UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,593

UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	25,927

TOTAL HEALTH CARE PROVIDERS & SERVICES		$117,740

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	69,077

HOUSEHOLD PRODUCTS – 0.0%**

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	16,290

INSURANCE – 0.7%

American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	60,000	60,993

Description	Par Value	Value

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	$40,000	$42,664

CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	37,567

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	26,556

WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	63,559

WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	52,068

TOTAL INSURANCE		$283,407

MEDIA – 0.3%

CBS Corp., Company Guaranteed, 4.60%, 1/15/45	75,000	81,706

Comcast Corp., Company Guaranteed, 4.70%, 10/15/48	35,000	43,127

Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 6/01/44#	10,000	11,985

TOTAL MEDIA		$136,818

MISCELLANEOUS MANUFACTURING – 0.3%

Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	47,793

Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 3.50%, 3/21/26	55,000	57,732

Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,363

TOTAL MISCELLANEOUS MANUFACTURING		$125,888

MULTI-UTILITIES – 0.1%

Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	55,000	55,325

OIL & GAS – 0.7%

BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	50,866

Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	70,000	75,173

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	21,219

Occidental Petroleum Corp., Sr. Unsecured, 2.70%, 8/15/22	35,000	35,379

Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	21,198

Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	26,559

Valero Energy Corp., Sr. Unsecured, 4.00%, 4/01/29	30,000	32,111

Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	11,271

TOTAL OIL & GAS		$273,776

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	50

     Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	$30,000	$30,047

AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	25,000	27,204

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	20,730

Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	20,363

Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	20,000	21,998

TOTAL PHARMACEUTICALS		$120,342

PIPELINES – 0.6%

Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	35,000	36,093

Energy Transfer Operating LP, Company Guaranteed, 4.20%, 4/15/27	40,000	42,171

Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	40,000	45,488

MPLX LP, Sr. Unsecured, 4.00%, 3/15/28	30,000	31,279

ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	55,150

Spectra Energy Partners LP, Company Guaranteed, 4.50%, 3/15/45	25,000	27,451

TOTAL PIPELINES		$237,632

REAL ESTATE INVESTMENT TRUSTS – 0.4%

American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,612

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	26,510

HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	16,209

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	41,354

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	15,781

Welltower, Inc., Sr. Unsecured, 3.63%, 3/15/24	55,000	58,121

TOTAL REAL ESTATE INVESTMENT TRUSTS		$174,587

SEMICONDUCTORS – 0.1%

Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,017

TELECOMMUNICATIONS – 0.1%

AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	16,693

AT&T, Inc., Sr. Unsecured, 4.85%, 7/15/45	25,000	28,401

TOTAL TELECOMMUNICATIONS		$45,094

Description	Par Value	Value

TRANSPORTATION – 0.5%

FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	$30,000	$29,544

FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	14,989

Ryder System, Inc., Sr. Unsecured, MTN, 2.65%, 3/02/20	100,000	100,161

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	10,085

Union Pacific Corp., Sr. Unsecured, 3.15%, 3/01/24	45,000	47,077

TOTAL TRANSPORTATION		$201,856

TRUCKING & LEASING – 0.2%

GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	60,000	60,124

GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	23,631

TOTAL TRUCKING & LEASING		$83,755

TOTAL CORPORATE BONDS (COST $3,652,168)		$3,881,146
	Number of Shares

COMMON STOCKS – 38.1%

COMMUNICATION SERVICES – 2.1%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%

AT&T, Inc.	13,850	$533,087

Verizon Communications, Inc.	4,800	290,256

TOTAL COMMUNICATION SERVICES		$823,343

CONSUMER DISCRETIONARY – 2.0%

AUTOMOBILES – 0.4%

General Motors Co.	4,425	164,433

HOTELS, RESTAURANTS & LEISURE – 0.7%

Extended Stay America, Inc.	7,925	112,614

McDonald’s Corp.	875	172,113

		$284,727

MULTILINE RETAIL – 0.9%

Target Corp.	3,075	328,748

TOTAL CONSUMER DISCRETIONARY		$777,908

CONSUMER STAPLES – 3.1%

BEVERAGES – 1.3%

Coca-Cola Co. (The)	4,300	234,049

PepsiCo., Inc.	2,026	277,906

		$511,955

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

51	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

HOUSEHOLD PRODUCTS – 1.0%

Procter & Gamble Co. (The)	3,175	$395,319

TOBACCO – 0.8%

Philip Morris International, Inc.	3,700	301,328

TOTAL CONSUMER STAPLES		$1,208,602

ENERGY – 3.1%

OIL, GAS & CONSUMABLE FUELS – 3.1%

BP PLC ADR	6,375	241,676

Chevron Corp.	3,625	421,008

Exxon Mobil Corp.	2,600	175,682

Suncor Energy, Inc.	7,275	215,995

Valero Energy Corp.	1,790	173,594

TOTAL ENERGY		$1,227,955

FINANCIALS – 8.5%

CAPITAL MARKETS – 0.9%

BlackRock, Inc.	375	173,138

Main Street Capital Corp.#	3,863	166,302

		$339,440

COMMERCIAL BANKS – 2.7%

First Hawaiian, Inc.	6,500	177,645

Toronto-Dominion Bank (The)#	5,050	288,203

U.S. Bancorp	5,650	322,163

United Bankshares, Inc.#	7,125	281,722

		$1,069,733

DIVERSIFIED FINANCIAL SERVICES – 3.0%

Citigroup, Inc.	3,750	269,475

JPMorgan Chase & Co.	4,750	593,370

Wells Fargo & Co.	5,800	299,454

		$1,162,299

INSURANCE – 1.9%

MetLife, Inc.	6,275	293,607

Old Republic International Corp.	13,300	297,122

Prudential Financial, Inc.	1,650	150,381

		$741,110

TOTAL FINANCIALS		$3,312,582

HEALTH CARE – 5.8%

BIOTECHNOLOGY – 1.1%

Amgen, Inc.	825	175,931

Gilead Sciences, Inc.	4,250	270,768

		$446,699

HEALTH CARE PROVIDERS & SERVICES – 0.8%

CVS Health Corp.	4,800	318,672

PHARMACEUTICALS – 3.9%

Bristol-Myers Squibb Co.	4,675	268,205

Description	Number of Shares	Value

Johnson & Johnson	3,075	$406,023

Merck & Co., Inc.	5,150	446,299

Pfizer, Inc.	10,150	389,456

		$1,509,983

TOTAL HEALTH CARE		$2,275,354

INDUSTRIALS – 3.9%

AEROSPACE & DEFENSE – 1.1%

Lockheed Martin Corp.	1,100	414,348

AIR FREIGHT & LOGISTICS – 0.8%

United Parcel Service, Inc., Class B	2,750	316,717

AIRLINES – 0.5%

Delta Air Lines, Inc.	3,600	198,288

BUILDING PRODUCTS – 0.7%

Johnson Controls International PLC	6,350	275,145

ELECTRICAL EQUIPMENT – 0.8%

Emerson Electric Co.	4,500	315,675

TOTAL INDUSTRIALS		$1,520,173

INFORMATION TECHNOLOGY – 3.6%

COMMUNICATIONS EQUIPMENT – 1.2%

Cisco Systems, Inc.	9,700	460,847

IT SERVICES – 0.5%

International Business Machines Corp.	1,450	193,909

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%

Broadcom, Inc.	1,125	329,456

QUALCOMM, Inc.	5,400	434,376

		$763,832

TOTAL INFORMATION TECHNOLOGY		$1,418,588

MATERIALS – 0.8%

CHEMICALS – 0.8%

Dow, Inc.	6,475	326,923

REAL ESTATE – 2.1%

REAL ESTATE INVESTMENT TRUSTS – 2.1%

Blackstone Mortgage Trust, Inc., Class A	7,800	283,140

Crown Castle International Corp.	1,160	160,996

Park Hotels & Resorts, Inc.	6,375	148,219

Ventas, Inc.	3,750	244,125

TOTAL REAL ESTATE		$836,480

UTILITIES – 3.1%

ELECTRIC UTILITIES – 3.1%

American Electric Power Co., Inc.	3,050	287,890

Duke Energy Corp.	2,325	219,155

FirstEnergy Corp.	6,900	333,408

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	52

     Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

NextEra Energy, Inc.	1,600	$381,344

TOTAL UTILITIES		$1,221,797

TOTAL COMMON STOCKS (COST $13,144,429)		$14,949,705
	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines 2009-2,
Series A, Pass-Through Certificates, 7.25%, 11/10/19	$45,421	$45,474

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	32,963	36,268

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $77,399)		$81,742

GOVERNMENT AGENCY – 0.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%

3.25%, 11/16/28	35,000	38,990

TOTAL GOVERNMENT AGENCY (COST $34,652)		$38,990

MORTGAGE-BACKED SECURITIES – 5.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%

Pool C00478, 8.50%, 9/01/26	982	1,102

Pool A15865, 5.50%, 11/01/33	26,628	29,525

Pool A19412, 5.00%, 3/01/34	64,688	72,363

Pool G05774, 5.00%, 1/01/40	142,296	154,885

Pool C03517, 4.50%, 9/01/40	19,322	20,978

Pool C03849, 3.50%, 4/01/42	36,803	38,110

Pool C04305, 3.00%, 11/01/42	131,444	135,968

Pool C09020, 3.50%, 11/01/42	114,399	120,545

Pool G07889, 3.50%, 8/01/43	25,295	26,153

Pool Q23891, 4.00%, 12/01/43	27,820	29,614

Pool G60038, 3.50%, 1/01/44	89,751	94,565

Pool SD8000, 3.00%, 7/01/49	78,068	79,215

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$803,023

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.7%

Pool AB4089, 3.00%, 12/01/26	16,527	16,965

Pool 533246, 7.50%, 4/01/30	2,789	2,825

Pool AJ4050, 4.00%, 10/01/41	59,601	63,723

Pool AX5302, 4.00%, 1/01/42	19,683	21,044

Pool AT7899, 3.50%, 7/01/43	48,991	50,327

Pool AS0302, 3.00%, 8/01/43	56,356	57,976

Pool AL6325, 3.00%, 10/01/44	50,846	52,301

Description	Par Value	Value

Pool BC0830, 3.00%, 4/01/46	$63,919	$65,567

Pool BC9468, 3.00%, 6/01/46	18,440	18,916

Pool BE1899, 3.00%, 11/01/46	93,896	96,085

Pool BD7166, 4.50%, 4/01/47	61,887	65,445

Pool BE3625, 3.50%, 5/01/47	125,182	129,789

Pool BE3702, 4.00%, 6/01/47	168,463	176,436

Pool BE3767, 3.50%, 7/01/47	13,281	13,771

Pool BH9215, 3.50%, 1/01/48	33,809	35,057

Pool BJ0650, 3.50%, 3/01/48	208,183	216,062

Pool BJ9169, 4.00%, 5/01/48	93,920	97,755

Pool BK4764, 4.00%, 8/01/48	79,356	82,596

Pool MA3444, 4.50%, 8/01/48	48,216	50,888

Pool BN1628, 4.50%, 11/01/48	25,023	26,452

Pool BN3956, 4.00%, 1/01/49	42,333	44,021

Pool BN6683, 3.50%, 6/01/49	83,945	86,509

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,470,510

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 354677, 7.50%, 10/15/23	5,326	5,752

Pool 354765, 7.00%, 2/15/24	7,839	8,427

Pool 354827, 7.00%, 5/15/24	5,925	6,266

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$20,445

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,256,270)		$2,293,978

U.S. TREASURY – 9.3%

U.S. TREASURY BONDS – 2.0%

2.50%, 2/15/46	65,000	69,130

2.75%, 8/15/47	70,000	78,244

3.00%, 11/15/44	53,000	61,502

3.00%, 11/15/45	8,000	9,321

3.00%, 2/15/47	21,000	24,579

3.00%, 5/15/47	30,000	35,104

3.13%, 8/15/44	11,000	13,024

3.38%, 5/15/44	139,000	171,094

3.63%, 2/15/44	87,000	111,112

4.38%, 5/15/40	120,000	166,849

4.75%, 2/15/37	21,000	29,864

TOTAL U.S. TREASURY BONDS		$769,823

U.S. TREASURY NOTES – 7.3%

1.13%, 2/28/21	250,000	248,493

1.50%, 11/30/19	40,000	39,985

1.50%, 8/15/26	90,000	89,424

1.63%, 11/15/22	96,000	96,341

1.63%, 5/15/26	195,000	195,365

1.75%, 5/15/23	405,000	408,153

1.75%, 7/31/24	30,000	30,313

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

53	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

2.00%, 10/31/21	$165,000	$166,456

2.00%, 4/30/24	170,000	173,445

2.00%, 2/15/25	115,000	117,638

2.00%, 8/15/25	35,000	35,825

2.13%, 8/31/20	115,000	115,508

2.13%, 6/30/22	175,000	177,779

2.13%, 11/30/23	215,000	220,094

2.13%, 5/15/25	140,000	144,131

2.25%, 11/15/24	80,000	82,735

2.25%, 11/15/25	5,000	5,191

2.25%, 8/15/27	200,000	209,225

2.38%, 8/15/24	140,000	145,420

2.38%, 5/15/29	150,000	159,104

TOTAL U.S. TREASURY NOTES		$2,860,625

TOTAL U.S. TREASURY (COST $3,451,265)		$3,630,448

	Number of Shares

MONEY MARKET FUND – 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	848,765	$848,765

TOTAL MONEY MARKET FUND (COST $848,765)		$848,765

TOTAL INVESTMENTS IN SECURITIES – 100.1%
(COST $37,193,098)		$39,283,089
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 13.6%

REPURCHASE AGREEMENTS – 13.6%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $392,612, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $400,445.	$392,593	$392,593

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $986,646, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $1,006,331.	986,599	986,599

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $986,647, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $1,006,331.	986,599	986,599

Description	Par Value	Value

HSBC Securities USA, Inc., 1.73%, dated 10/31/19, due 11/01/19, repurchase price $986,646, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 12/20/32 to 6/20/69; total market value of $1,006,331.	$986,599	$986,599

Nomura Securities International, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $986,647, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/05/19 to 9/20/69; total market value of $1,006,332.	986,599	986,599

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $986,647, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $1,006,331.	986,599	986,599

TOTAL REPURCHASE AGREEMENTS		$5,325,588

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,325,588)		$5,325,588

TOTAL INVESTMENTS – 113.7%
(COST $42,518,686)		$44,608,677

COLLATERAL FOR SECURITIES ON LOAN – (13.6%)		(5,325,588)

OTHER LIABILITIES LESS ASSETS – (0.1%)		(31,459)

TOTAL NET ASSETS – 100.0%		$39,251,630

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	54

     Wilmington Diversified Income Fund (concluded)

Cost of investments for Federal income tax purposes is $42,521,849. The net unrealized appreciation/(depreciation) of investments was $2,086,828. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,710,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(623,891).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$13,187,726	$—	$—	$13,187,726

Collateralized Mortgage Obligations	—	120,760	—	120,760

Commercial Paper	—	249,829	—	249,829

Corporate Bonds	—	3,881,146	—	3,881,146

Common Stocks	14,949,705	—	—	14,949,705

Enhanced Equipment Trust Certificates	—	81,742	—	81,742

Government Agency	—	38,990	—	38,990

Mortgage-Backed Securities	—	2,293,978	—	2,293,978

U.S. Treasury	—	3,630,448	—	3,630,448

Money Market Fund	848,765	—	—	848,765

Repurchase Agreements	—	5,325,588	—	5,325,588

Total	$28,986,196	$15,622,481	$—	$44,608,677

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2019, these liquid restricted securities amounted to $391,759 representing 1.00% of total net assets.

♦	The rate shown reflects the effective yield at purchase date.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:		MTN	Medium Term Note
ADR	American Depositary Receipt	PLC	Public Limited Company
ETF	Exchange-Traded Fund	REIT	Real Estate Investment Trust
GMTN	Global Medium Term Note		Standard & Poor’s Depository
LIBOR	London Interbank Offered Rate	SPDR	Receipts
LLC	Limited Liability Corporation	USD	United States Dollar
LP	Limited Partnership

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

55	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2019 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund
ASSETS:
Investments, at identified cost	$527,971,631		$173,675,276

Investments in securities, at value (Including $18,390,036 and $0 of securities on loan, respectively) (Note 2)	$587,403,577		$191,191,559
Cash	—		548,272
Deposits for financial futures contracts	1,675,841		5,013,534
Cash denominated in foreign currencies	21,101,347	(a)	51,558	(a)
Income receivable	2,044,646		385,970
Foreign tax reclaim receivable	1,425,748		173,101
Receivable for shares sold	221,179		109,092
Unrealized appreciation on forward foreign currency contracts	269		35,315
Receivable for investments sold	9,496,178		379,488
Prepaid assets	25,091		15,596

TOTAL ASSETS	623,393,876		197,903,485

LIABILITIES:
Overdraft due to custodian	395,284		—
Overdraft due to custodian denominated in foreign currencies	2,619,083	(b)	263,696	(b)
Payable for investments purchased	24,543,756		796,498
Collateral for securities on loan	21,528,887		—
Unrealized depreciation on forward foreign currency contracts	3,597		160,659
Payable for shares redeemed	204,043		48,032
Payable to sub-advisors	174,230		90,446
Payable for Trustees’ fees	6,363		4,401
Payable for administrative personnel and services fees	14,500		5,042
Payable for distribution services fees	743		37
Payable for shareholder services fees	56,397		—
Payable for investment advisory fees	82,702		63,965
Other accrued expenses	287,758		144,587

TOTAL LIABILITIES	49,917,343		1,577,363

NET ASSETS	$573,476,533		$196,326,122

NET ASSETS CONSIST OF:

Paid-in capital	$533,089,598		$185,039,233
Distributable earnings (loss)	40,386,935		11,286,889

TOTAL NET ASSETS	$573,476,533		$196,326,122

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,586,560		$149,163

Shares outstanding (unlimited shares authorized)	425,755		12,848

Net Asset Value per share	$8.42		$11.61

Offering price per share*	$8.91	**	$12.29	**

Class I
Net Assets	$569,889,973		$196,176,959

Shares outstanding (unlimited shares authorized)	67,127,646		16,697,521

Net Asset Value per share	$8.49		$11.75

(a)	Cost of cash denominated in foreign currencies was $20,942,748 and $50,675, respectively.
(b)	Cost of overdraft due to custodian was $2,615,767 and $262,806, respectively.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	56

October 31, 2019 (unaudited)	Wilmington Real Asset Fund		Wilmington Diversified Income Fund
ASSETS:
Investments, at identified cost	$318,180,713		$42,518,686

Investments in securities, at value (Including $3,150,016 and $5,182,648 of securities on loan, respectively) (Note 2)	$351,899,523		$44,608,677
Cash	—		2,129
Deposits for financial futures contracts	274,283	(a)	—
Deposits for swaps	522,925	(b)	—
Cash denominated in foreign currencies	319,662	(c)	—
Variation margin receivable for centrally cleared swap agreements	47,609		—
Variation margin receivable for financial futures contracts	33,776		—
Income receivable	483,240		91,164
Foreign tax reclaim receivable	209,121		—
Due from advisor	—		17,289
Receivable for shares sold	72,775		106
Over the counter swap agreements, at value (Net upfront payments received of $45,921 and $0, respectively)	60,498		—
Written options, at value	22,022	(d)(e)	—
Unrealized appreciation on forward foreign currency contracts	109,787		—
Receivable for investments sold	13,264,185		—
Prepaid assets	10,658		16,260

TOTAL ASSETS	367,330,064		44,735,625

LIABILITIES:
Overdraft due to custodian	682		—
Written options, at value	106,137	(d)(e)	—
Variation margin payable for centrally cleared swap agreements	128,163		—
Variation margin payable for financial futures contracts	69,099		—
Payable for investments purchased	41,279,387		45,007
Collateral for securities on loan	3,222,013		5,325,588
Due to broker for swap agreements	40,000		—
Over the counter swap agreements, at value (Net upfront payments paid of $3,525 and $0, respectively)	7,504		—
Unrealized depreciation on forward foreign currency contracts	339,904		—
Payable for shares redeemed	592,739		27,033
Payable to sub-advisors	30,047		—
Payable for Trustees’ fees	5,592		6,339
Payable for administrative personnel and services fees	8,310		1,011
Payable for distribution services fees	244		8,103
Payable for investment advisory fees	100,339		—
Other accrued expenses	169,898		70,914

TOTAL LIABILITIES	46,100,058		5,483,995

NET ASSETS	$321,230,006		$39,251,630

NET ASSETS CONSIST OF:

Paid-in capital	$313,268,640		$37,242,135
Distributable earnings (loss)	7,961,366		2,009,495

TOTAL NET ASSETS	$321,230,006		$39,251,630

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$1,145,109		$38,576,847

Shares outstanding (unlimited shares authorized)	77,156		3,568,457

Net Asset Value per share	$14.84		$10.81

Offering price per share*	$15.70	**	$11.44	**

Class I
Net Assets	$320,084,897		$674,783

Shares outstanding (unlimited shares authorized)	21,322,422		62,374

Net Asset Value per share	$15.01		$10.82

(a)	Includes cash denominated in foreign currencies with a value of $57,245 and a cost of $56,907.
(b)	Includes cash denominated in foreign currencies with a value of $32,934 and a cost of $32,838.
(c)	Cost of cash denominated in foreign currencies was $319,121.
(d)	Net written options, at value is $(84,115)
(e)	Premiums received for options written were $208,046.

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

57	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2019 (unaudited)	Wilmington International Fund	Wilmington Global Alpha Equities Fund
INVESTMENT INCOME:
Dividends	$8,368,261 (a)	$2,033,823 (a)
Interest	6,580	33,350 (b)
Securities lending income	181,451	—

TOTAL INVESTMENT INCOME	8,556,292	2,067,173

EXPENSES:
Investment advisory fees	2,293,948	1,362,226
Administrative personnel and services fees	87,736	28,347
Portfolio accounting and administration fees	114,595	43,297
Custodian fees	87,744	31,778
Transfer and dividend disbursing agent fees and expenses	55,628	43,391
Trustees’ fees	27,158	27,784
Professional fees	79,633	71,654
Distribution services fee—Class A	4,744	180
Shareholder services fee—Class A	4,744	180
Shareholder services fee— Class I	697,563	226,858
Share registration costs	17,091	19,519
Printing and postage	11,912	9,220
Miscellaneous	39,046	21,973

TOTAL EXPENSES	3,521,542	1,886,407

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(763,756)	(533,082)
Waiver of shareholder services fee—Class A	(4,744)	(180)
Waiver of shareholder services fee—Class I	(371,556)	(226,858)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,140,056)	(760,120)

Net expenses	2,381,486	1,126,287

Net investment income (loss)	6,174,806	940,886

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(9,692,431)	3,733,982
Net realized gain (loss) on forward foreign currency contracts	(101,086)	267,041
Net realized gain (loss) on foreign currency transactions	48,011	19,050
Net realized gain (loss) on financial futures contracts	(274,469)	(3,376,747)
Litigation proceeds	1,368 (c)	—
Net change in unrealized appreciation (depreciation) on investments	5,951,343	2,803,947
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(2,132)	(226,067)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	34,090	4,739
Net change in unrealized appreciation (depreciation) on financial futures contracts	44,794	1,161,264

Net realized and unrealized gain (loss) on investments	(3,990,512)	4,387,209

Change in net assets resulting from operations	$2,184,294	$5,328,095

(a)	Net of foreign withholding taxes withheld of $906,790 and $144,992, respectively.
(b)	Net of foreign withholding taxes withheld of $72.
(c)	The Litigation proceeds represent a class action settlement received by the Fund.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	58

Six Months Ended October 31, 2019 (unaudited)	Wilmington Real Asset Fund	Wilmington Diversified Income Fund
INVESTMENT INCOME:
Dividends	$3,561,291 (a)	$638,399 (a)
Interest	1,284,501 (b)	145,769
Securities lending income	82,456	18,611

TOTAL INVESTMENT INCOME	4,928,248	802,779

EXPENSES:
Investment advisory fees	887,584	78,437
Administrative personnel and services fees	49,470	6,125
Portfolio accounting and administration fees	81,253	18,863
Custodian fees	55,990	1,051
Transfer and dividend disbursing agent fees and expenses	44,890	23,739
Trustees’ fees	27,405	27,165
Professional fees	79,947	52,526
Distribution services fee—Class A	1,438	48,219
Shareholder services fee—Class A	1,438	48,219
Shareholder services fee— Class I	394,589	804
Share registration costs	19,400	10,917
Printing and postage	14,593	6,255
Miscellaneous	26,835	13,914

TOTAL EXPENSES	1,684,832	336,234

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(162,651)	(171,692)
Waiver of shareholder services fee—Class A	(1,438)	(48,219)
Waiver of shareholder services fee—Class I	(394,589)	(804)

TOTAL WAIVERS AND REIMBURSEMENTS	(558,678)	(220,715)

Net expenses	1,126,154	115,519

Net investment income (loss)	3,802,094	687,260

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	617,024	51,966
Net realized gain (loss) on forward foreign currency contracts	538,857	—
Net realized gain (loss) on foreign currency transactions	(48,555)	—
Net realized gain (loss) on financial futures contracts	(679,742)	—
Net realized gain (loss) on swap agreements	(150,452)	—
Net realized gain (loss) on purchased options	242,625	—
Net realized gain (loss) on written options	(94,193)	—
Net realized gain (loss) on securities sold short	(3,604)	—
Net change in unrealized appreciation (depreciation) on investments	11,618,723	940,005
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(272,847)	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,930	—
Net change in unrealized appreciation (depreciation) on financial futures contracts	232,557	—
Net change in unrealized appreciation (depreciation) on swap agreements	(353,629)	—
Net change in unrealized appreciation (depreciation) on purchased options	(31,596)	—
Net change in unrealized appreciation (depreciation) on written options	20,989	—
Net change in unrealized appreciation (depreciation) on TBA Sales Commitments	(398)	—

Net realized and unrealized gain (loss) on investments	11,637,689	991,971

Change in net assets resulting from operations	$15,439,783	$1,679,231

(a)	Net of foreign withholding taxes withheld of $149,175 and $2,270, respectively.
(b)	Net of foreign withholding taxes withheld of $528,189.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

59	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund				Wilmington Global Alpha Equities Fund
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019		Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income (loss)	$6,174,806		$11,572,244		$940,886	$1,552,008
Net realized gain (loss) on investments	(10,018,607	)(a)	(8,855,386	)(a)	643,326	7,085,522
Net change in unrealized appreciation (depreciation) of investments	6,028,095		(34,360,384)		3,743,883	(2,290,177)

Change in net assets resulting from operations	2,184,294		(31,643,526)		5,328,095	6,347,353

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(54,446)		(128,833)		—	(1,370)
Class I	(8,678,115)		(15,513,143)		—	(1,792,762)

Total distributions to shareholders	(8,732,561)		(15,641,976)		—	(1,794,132)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	7,250		4,104,757		51,070	31,867
Class I	35,343,668		97,827,356		39,969,523	36,618,293
Distributions reinvested
Class A	47,272		116,719		—	1,369
Class I	2,146,971		9,005,482		—	908,620
Cost of shares redeemed
Class A	(1,226,525)		(4,391,015)		(30,310)	(43,932)
Class I	(31,913,993)		(145,040,239)		(17,316,104)	(30,246,425)

Change in net assets resulting from share transactions	4,404,643		(38,376,940)		22,674,179	7,269,792

Change in net assets	(2,143,624)		(85,662,442)		28,002,274	11,823,013
NET ASSETS:
Beginning of period	575,620,157		661,282,599		168,323,848	156,500,835

End of period	$573,476,533		$575,620,157		$196,326,122	$168,323,848

SHARES OF BENEFICIAL INTEREST:						.
Shares sold
Class A	885		468,542		4,418	2,887
Class I	4,271,911		11,729,961		3,450,979	3,291,770
Distributions reinvested
Class A	5,681		14,101		—	131
Class I	256,249		1,105,103		—	85,800
Shares redeemed
Class A	(152,493)		(511,897)		(2,622)	(4,003)
Class I	(3,880,036)		(17,804,419)		(1,505,772)	(2,732,033)

Net change resulting from share transactions	502,197		(4,998,609)		1,947,003	644,552

(a) Includes Litigation settlement.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	60

	Wilmington Real Asset Fund		Wilmington Diversified Income Fund
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income (loss)	$3,802,094	$8,185,949	$687,260	$1,395,222
Net realized gain (loss) on investments	421,960	589,320	51,966	(196,436)
Net change in unrealized appreciation (depreciation) of investments	11,215,729	(2,015,552)	940,005	576,437

Change in net assets resulting from operations	15,439,783	6,759,717	1,679,231	1,775,223

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(19,525)	(26,933)	(670,188)	(1,493,560)
Class I	(5,829,784)	(7,962,044)	(12,065)	(41,768)

Total distributions to shareholders	(5,849,309)	(7,988,977)	(682,253)	(1,535,328)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	92,823	145,265	187,518	514,241
Class I	14,447,802	46,788,531	29,029	181,372
Distributions reinvested
Class A	13,160	17,826	621,350	1,390,842
Class I	2,813,125	3,897,423	5,580	10,364
Cost of shares redeemed
Class A	(168,832)	(285,091)	(2,154,500)	(4,202,605)
Class I	(16,385,478)	(47,538,762)	(14,500)	(656,037)

Change in net assets resulting from share transactions	812,600	3,025,192	(1,325,523)	(2,761,823)

Change in net assets	10,403,074	1,795,932	(328,545)	(2,521,928)
NET ASSETS:
Beginning of period	310,826,932	309,031,000	39,580,175	42,102,103

End of period	$321,230,006	$310,826,932	$39,251,630	$39,580,175

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	6,429	10,277	17,778	49,657
Class I	984,952	3,289,145	2,749	17,119
Distributions reinvested
Class A	902	1,317	58,555	137,475
Class I	190,685	284,472	526	1,034
Shares redeemed
Class A	(11,614)	(19,747)	(204,251)	(405,265)
Class I	(1,114,929)	(3,348,357)	(1,376)	(63,484)

Net change resulting from share transactions	56,425	217,107	(126,019)	(263,464)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

61	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$8.52		$9.11		$7.86	$7.08	$8.04	$7.90
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.14		0.08	0.08	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.07	)(b)	(0.51	)(b)	1.26 (b)	0.79 (c)	(0.95)	0.17

Total Income (Loss) From Operations	0.02		(0.37)		1.34	0.87	(0.87)	0.26

Less Distributions From:
Net Investment Income	(0.12)		(0.14)		(0.09)	(0.09)	(0.09)	(0.12)
Net Realized Gains	—		(0.08)		—	—	—	—

Total Distributions	(0.12)		(0.22)		(0.09)	(0.09)	(0.09)	(0.12)

Net Asset Value, End of Period	$8.42		$8.52		$9.11	$7.86	$7.08	$8.04

Total Return(d)	0.30%		(4.07)%		17.18%	12.52%	(10.82)%	3.29%
Net Assets, End of Period (000’s)	$3,587		$4,871		$5,473	$4,913	$4,810	$5,909
Ratios to Average Net Assets
Gross Expense	1.50	%(e)	1.50%		1.48%	1.79%	1.87%	1.84%
Net Expenses(f)	0.98	%(e)	1.00%		1.04%	1.22%	1.31%	1.42%
Net Investment Income (Loss)	2.27	%(e)	1.69%		0.93%	1.16%	1.15%	1.20%
Portfolio Turnover Rate	31%		70%		75%	177%	71%	78%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$8.59		$9.18		$7.92	$7.13	$8.09	$7.94
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.17		0.09	0.09	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.06	)(b)	(0.53	)(b)	1.27 (b)	0.80 (c)	(0.95)	0.18

Total Income (Loss) From Operations	0.03		(0.36)		1.36	0.89	(0.86)	0.28

Less Distributions From:
Net Investment Income	(0.13)		(0.15)		(0.10)	(0.10)	(0.10)	(0.13)
Net Realized Gains	—		(0.08)		—	—	—	—

Total Distributions	(0.13)		(0.23)		(0.10)	(0.10)	(0.10)	(0.13)

Net Asset Value, End of Period	$8.49		$8.59		$9.18	$7.92	$7.13	$8.09

Total Return(d)	0.36%		(3.91)%		17.29%	12.69%	(10.70)%	3.46%
Net Assets, End of Period (000’s)	$569,890		$570,749		$655,810	$438,974	$411,357	$535,446
Ratios to Average Net Assets
Gross Expense	1.25	%(e)	1.26%		1.23%	1.54%	1.62%	1.59%
Net Expenses(f)	0.85	%(e)	0.87%		0.91%	1.09%	1.18%	1.29%
Net Investment Income (Loss)	2.20	%(e)	1.95%		1.06%	1.28%	1.28%	1.32%
Portfolio Turnover Rate	31%		70%		75%	177%	71%	78%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)

Amount includes a non-recurring payment for Litigation proceeds which represents a class action settlement received by the Fund related to best execution of foreign exchange transactions. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.01 and $0.01 for Class A and Class I, respectively.

(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	62

For a share outstanding throughout each period.

WILMINGTON GLOBAL ALPHA EQUITIES FUND
CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$11.28		$10.99	$10.54		$9.82		$10.86		$10.74
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.09	0.05		(0.01)		(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.28		0.33	0.52	(b)	0.75		(0.75)		0.35

Total Income (Loss) From Operations	0.33		0.42	0.57		0.74		(0.80)		0.29

Less Distributions From:
Net Investment Income	—		(0.13)	(0.12)		(0.02)		(0.24)		—
Net Realized Gains	—		—	—		—		—		(0.17)

Total Distributions	—		(0.13)	(0.12)		(0.02)		(0.24)		(0.17)

Net Asset Value, End of Period	$11.61		$11.28	$10.99		$10.54		$9.82		$10.86

Total Return(c)	2.93%		3.87%	5.41%		7.59%		(7.48)%		2.73%
Net Assets, End of Period (000’s)	$149		$125	$132		$180		$1,290		$2,723
Ratios to Average Net Assets
Gross Expense	2.33	%(d)	2.36%	2.46%		3.06%		2.89%		3.04%
Net Expenses(e)	1.49	%(d)	1.49%	1.50%		2.48	%(f)	2.46	%(f)	2.68	%(f)
Net Investment Income (Loss)	0.79	%(d)	0.78%	0.42%		(0.06)%		(0.44)%		(0.52)%
Portfolio Turnover Rate	29%		61%	58	%(g)	367%		387%		434%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$11.40		$11.08	$10.61		$9.86		$10.88		$10.74
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.11	0.11		0.03		(0.02)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.29		0.34	0.49	(b)	0.75		(0.76)		0.34

Total Income (Loss) From Operations	0.35		0.45	0.60		0.78		(0.78)		0.31

Less Distributions From:
Net Investment Income	—		(0.13)	(0.13)		(0.03)		(0.24)		—
Net Realized Gains	—		—	—		—		—		(0.17)

Total Distributions	—		(0.13)	(0.13)		(0.03)		(0.24)		(0.17)

Net Asset Value, End of Period	$11.75		$11.40	$11.08		$10.61		$9.86		$10.88

Total Return(c)	3.07%		4.18%	5.63%		7.93%		(7.22)%		2.91%
Net Assets, End of Period (000’s)	$196,177		$168,199	$156,369		$103,768		$158,200		$193,639
Ratios to Average Net Assets
Gross Expense	2.08	%(d)	2.11%	2.21%		2.82%		2.64%		2.78%
Net Expenses(e)	1.24	%(d)	1.24%	1.25%		2.12	%(f)	2.21	%(f)	2.41	%(f)
Net Investment Income (Loss)	1.04	%(d)	1.02%	1.03%		0.32%		(0.16)%		(0.27)%
Portfolio Turnover Rate	29%		61%	58	%(g)	367%		387%		434%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(f)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
April 30, 2017	2.06%	1.77%
April 30, 2016	2.15%	1.90%
April 30, 2015	2.19%	1.95%
(g)

In January 2017, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the fiscal year ended April 30, 2018 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

63	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON REAL ASSET FUND
CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$14.40		$14.48	$13.87	$13.63	$14.77	$14.81
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.16		0.34	0.35	0.23	0.21	0.13
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.53		(0.07)	0.63	0.01	(0.68)	0.04

Total Income (Loss) From Operations	0.69		0.27	0.98	0.24	(0.47)	0.17

Less Distributions From:
Net Investment Income	(0.25)		(0.35)	(0.37)	—	(0.67)	(0.21)

Total Distributions	(0.25)		(0.35)	(0.37)	—	(0.67)	(0.21)

Net Asset Value, End of Period	$14.84		$14.40	$14.48	$13.87	$13.63	$14.77

Total Return(b)	4.86%		2.05%	7.11%	1.76%	(3.09)%	1.14%
Net Assets, End of Period (000’s)	$1,145		$1,173	$1,297	$1,643	$1,762	$2,242
Ratios to Average Net Assets
Gross Expense	1.31	%(c)	1.32%	1.32%	1.45%	1.48%	1.49%
Net Expenses(d)(e)	0.96	%(c)	0.96%	0.99%	1.20%	1.23%	1.23%
Net Investment Income (Loss)	2.15	%(c)	2.44%	2.46%	1.68%	1.53%	0.89%
Portfolio Turnover Rate	209%		347%	438%	593%	418%	242%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$14.56		$14.63	$14.01	$13.73	$14.86	$14.88
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.18		0.38	0.40	0.27	0.24	0.17
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.54		(0.07)	0.62	0.01	(0.67)	0.03

Total Income (Loss) From Operations	0.72		0.31	1.02	0.28	(0.43)	0.20

Less Distributions From:
Net Investment Income	(0.27)		(0.38)	(0.40)	—	(0.70)	(0.22)

Total Distributions	(0.27)		(0.38)	(0.40)	—	(0.70)	(0.22)

Net Asset Value, End of Period	$15.01		$14.56	$14.63	$14.01	$13.73	$14.86

Total Return(b)	5.01%		2.29%	7.31%	2.11%	(2.89)%	1.40%
Net Assets, End of Period (000’s)	$320,085		$309,654	$307,734	$345,787	$453,171	$463,375
Ratios to Average Net Assets
Gross Expense	1.06	%(c)	1.07%	1.07%	1.20%	1.23%	1.24%
Net Expenses(d)(e)	0.71	%(c)	0.71%	0.74%	0.95%	0.98%	0.98%
Net Investment Income (Loss)	2.40	%(c)	2.69%	2.74%	1.97%	1.75%	1.13%
Portfolio Turnover Rate	209%		347%	438%	593%	418%	242%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)

Expense ratio includes interest expense related to securities sold short, reverse repurchase agreements and/or TBA sale commitments. Interest expense related to securities sold short, reverse repurchase agreements and/or TBA sale commitments had no impact on the ratio of expenses to average net assets for the years ended April 30, 2019, April 30, 2018 and April 30, 2017.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	64

For a share outstanding throughout each period.

WILMINGTON DIVERSIFIED INCOME FUND
CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$10.54		$10.47	$11.24	$10.40	$10.98	$10.47
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.19		0.36	0.26	0.12	0.12	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.27		0.11	0.52	0.85	(0.53)	0.53

Total Income (Loss) From Operations	0.46		0.47	0.78	0.97	(0.41)	0.63

Less Distributions From:
Net Investment Income	(0.19)		(0.36)	(0.23)	(0.13)	(0.15)	(0.12)
Net Realized Gains	—		(0.04)	(1.32)	—	(0.02)	—

Total Distributions	(0.19)		(0.40)	(1.55)	(0.13)	(0.17)	(0.12)

Net Asset Value, End of Period	$10.81		$10.54	$10.47	$11.24	$10.40	$10.98

Total Return(b)	4.36%		4.66%	6.99%	9.38%	(3.70)%	6.09%
Net Assets, End of Period (000’s)	$38,577		$38,943	$40,993	$42,878	$44,607	$52,860
Ratios to Average Net Assets
Gross Expense(c)	1.72	%(d)	1.67%	1.72%	1.59%	1.52%	1.46%
Net Expenses(c)(e)	0.59	%(d)	0.60%	0.66%	0.74%	0.74%	0.80%
Net Investment Income (Loss)	3.50	%(d)	3.45%	2.30%	1.16%	1.14%	0.90%
Portfolio Turnover Rate	6%		14%	85%	9%	52%	23%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$10.54		$10.48	$11.25	$10.41	$10.98	$10.47
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.20		0.39	0.29	0.15	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.28		0.10	0.52	0.85	(0.53)	0.54

Total Income (Loss) From Operations	0.48		0.49	0.81	1.00	(0.38)	0.66

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.26)	(0.16)	(0.17)	(0.15)
Net Realized Gains	—		(0.04)	(1.32)	—	(0.02)	—

Total Distributions	(0.20)		(0.43)	(1.58)	(0.16)	(0.19)	(0.15)

Net Asset Value, End of Period	$10.82		$10.54	$10.48	$11.25	$10.41	$10.98

Total Return(b)	4.58%		4.82%	7.24%	9.64%	(3.42)%	6.35%
Net Assets, End of Period (000’s)	$675		$637	$1,109	$725	$1,129	$1,323
Ratios to Average Net Assets
Gross Expense(c)	1.47	%(d)	1.40%	1.48%	1.34%	1.27%	1.21%
Net Expenses(c)(e)	0.34	%(d)	0.35%	0.41%	0.49%	0.49%	0.55%
Net Investment Income (Loss)	3.74	%(d)	3.72%	2.62%	1.44%	1.39%	1.16%
Portfolio Turnover Rate	6%		14%	85%	9%	52%	23%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

65	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2019 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Diversified Income Fund (“Diversified Income Fund“)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.

(d)   Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	66

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Wilmington International Fund, the Wilmington Global Alpha Equities and the Wilmington Real Asset Fund may utilize International Fair Value Pricing (“IFVP”) which could result in certain equity securities being categorized as level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
International Fund
Bank of Montreal	$1,075,497	$1,075,497	$—	$—
BNP Paribas SA	4,090,678	4,090,678	—	—
Citigroup Global Markets Ltd.	4,090,678	4,090,678	—	—
Daiwa Capital Markets America	4,090,678	4,090,678	—	—
ING Financial Markets LLC	4,090,678	4,090,678	—	—
RBC Dominion Securities, Inc.	4,090,678	4,090,678	—	—

	$21,528,887	$21,528,887	$—	$—

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

67	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Real Asset Fund
Bank of Montreal	$237,473	$237,473	$—	$—
BNP Paribas SA	596,908	596,908	—	—
Citigroup Global Markets Ltd.	596,908	596,908	—	—
HSBC Securities USA, Inc.	596,908	596,908	—	—
Nomura Securities International, Inc.	596,908	596,908	—	—
RBC Dominion Securities, Inc.	596,908	596,908	—	—

	$3,222,013	$3,222,013	$—	$—

Diversified Income Fund
Bank of Montreal	$392,593	$392,593	$—	$—
BNP Paribas SA	986,599	986,599	—	—
Citigroup Global Markets Ltd.	986,599	986,599	—	—
HSBC Securities USA, Inc.	986,599	986,599	—	—
Nomura Securities International, Inc.	986,599	986,599	—	—
RBC Dominion Securities, Inc.	986,599	986,599	—	—

	$5,325,588	$5,325,588	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2019, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	68

Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statements of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statements of Operations.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

69	NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2019, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$18,390,036	$18,390,036	$—
Real Asset Fund	3,150,016	3,150,016	—
Diversified Income Fund	5,182,648	5,182,648	—

(1)Collateral with a value of $21,528,887, $3,222,013 and $5,325,588, respectively, has been received in connection with securities lending transactions.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to our “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, financial futures contracts and swaps, may exceed amounts recognized on the Statements of Assets and Liabilities.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Real Asset Fund used interest rate options and options on swaps to enhance returns, and manage interest rate risk, inflation risk, credit risk and volatility exposures. The Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	70

foreign currency markets both on a long and short strategy. The Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swap agreements – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

71	NOTES TO FINANCIAL STATEMENTS (continued)

issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2019.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

Interest rate contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

	Investments in securities, at value	Written options, at value

	Variation margin receivable for centrally cleared swap agreements*	Variation margin payable for centrally cleared swap agreements*

	Over the counter swap agreements, at value**	Over the counter swap agreements, at value**

Credit Contracts	Variation margin receivable for centrally cleared swap agreements*	Variation margin payable for centrally cleared swap agreements*

	Over the counter swap agreements, at value**	Over the counter swap agreements, at value**

Written options, at value

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap agreements and financial futures contracts. The amount presented on the next pages is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2019.

**The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	72

	Asset Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$487,194	$487,194	$—	$—	$—
Forward Foreign Currency Contracts	269	—	269	—	—

Totals	$487,463	$487,194	$269	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$129,941	$129,941	$—	$—	$—
Forward Foreign Currency Contracts	35,315	—	35,315	—	—

Totals	$165,256	$129,941	$35,315	$—	$—

Real Asset Fund
Financial Futures Contracts	$163,376	$—	$—	$163,376	$—
Forward Foreign Currency Contracts	109,787	—	109,787	—	—
Purchased Options	50,633	—	—	50,633	—
Written Options	22,022	—	—	22,022	—
Swap Agreements	514,327	—	—	457,203	57,124

Totals	$860,145	$—	$109,787	$693,234	$57,124

	Liability Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$3,597	$—	$3,597	$—	$—

Totals	$3,597	$—	$3,597	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$2,429,694	$2,429,694	$—	$—	$—
Forward Foreign Currency Contracts	160,659	—	160,659	—	—

Totals	$2,590,353	$2,429,694	$160,659	$—	$—

Real Asset Fund
Financial Futures Contracts	$51,848	$—	$—	$51,848	$—
Forward Foreign Currency Contracts	339,904	—	339,904	—	—
Written Options	106,137	—	—	106,137	—
Swap Agreements	844,009	—	—	821,107	22,902

Totals	$1,341,898	$—	$339,904	$979,092	$22,902

  The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2019 are as follows:

Derivative Type	Location on the Statements of Operations
Equity contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts and written options.
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

Interest rate contracts	Net realized gain (loss) on financial futures contracts, purchased options, written options and swap agreements.
Net change in unrealized appreciation (depreciation) on financial futures contracts, purchased options, written options and swap agreements.

Credit contracts	Net realized gain (loss) on written options and swap agreements.
Net change in unrealized appreciation (depreciation) on written options and swap agreements.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

73	NOTES TO FINANCIAL STATEMENTS (continued)

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$(274,469)	$(274,469)	$—	$—	$—
Forward Foreign Currency Contracts	(101,086)	—	(101,086)	—	—

Totals	$(375,555)	$(274,469)	$(101,086)	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(3,376,747)	$(3,376,747)	$—	$—	$—
Forward Foreign Currency Contracts	267,041	—	267,041	—	—

Totals	$(3,109,706)	$(3,376,747)	$267,041	$—	$—

Real Asset Fund
Financial Futures Contracts	$(679,742)	$—	$—	$(679,742)	$—
Forward Foreign Currency Contracts	538,857	—	538,857	—	—
Purchased Options	242,625	—	—	242,795	(170)
Written Options	(94,193)	—	—	(98,758)	4,565
Swap Agreements	(150,452)	—	—	(127,669)	(22,783)

Totals	$(142,905)	$—	$538,857	$(663,374)	$(18,388)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$44,794	$44,794	$—	$—	$—
Forward Foreign Currency Contracts	(2,132)	—	(2,132)	—	—

Totals	$42,662	$44,794	$(2,132)	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$1,161,264	$1,161,264	$—	$—	$—
Forward Foreign Currency Contracts	(226,067)	—	(226,067)	—	—

Totals	$935,197	$1,161,264	$(226,067)	$—	$—

Real Asset Fund
Financial Futures Contracts	$232,557	$—	$—	$232,557	$—
Forward Foreign Currency Contracts	(272,847)	—	(272,847)	—	—
Purchased Options	(31,596)	—	—	(31,596)	—
Written Options	20,989	—	—	3,553	17,436
Swap Agreements	(353,629)	—	—	(349,013)	(4,616)

Totals	$(404,526)	$—	$(272,847)	$(144,499)	$12,820

The average volume of derivative activities for the six months ended October 31, 2019 are as follows.
		Asset Derivative Volume
Fund	Purchased Options[1]	Financial Futures Contracts[1]	Forward Foreign Currency Contracts[1]

International Fund	$—	$5,264,355	$134,236
Global Alpha Equities Fund	—	—	328,093
Real Asset Fund	60,631	11,052,513	9,396,838

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	74

	Liability Derivative Volume
Fund	Written Options[2]	Financial Futures Contracts[1]	Forward Foreign Currency Contracts[1]

International Fund	$—	$2,687,990	$468,674
Global Alpha Equities Fund	—	92,102,780	14,348,508
Real Asset Fund	176,653	27,129,692	17,075,123

		Swap Volume Credit Default Swap	Credit Default Swap
Fund	Interest Rate Swap Agreements[3]	Agreements (purchase protection)[3]	Agreements (sell protection)[3]

Real Asset Fund	$67,398,333	$1,514,667	$933,333

1Cost.

2Premiums Received.

3Notional Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At October 31, 2019, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$269	$3,597

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	269	3,597
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$269	$3,597

Global Alpha Equities Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$35,315	$160,659

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	35,315	160,659
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$35,315	$160,659

Real Asset Fund
Derivative Financial Instruments:
Financial futures contracts	$33,776	$69,099
Forward foreign currency contracts	109,787	339,904
Options	72,655	106,137
Swap Agreements	108,107	135,667

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	324,325	650,807
Derivatives not subject to a MA or similar agreement	82,534	243,512

Total assets and liabilities subject to a MA	$241,791	$407,295

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

75	NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2019, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund

Bank of New York Mellon	$ 269	$ (269)	$ —	$ —	$ —

Total Derivative Assets	$ 269	$ (269)	$ —	$ —	$ —

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)

Bank of New York Mellon	$ (3,597)	$ 269	$ —	$ —	$ (3,328)

Total Derivative Liabilities	$ (3,597)	$ 269	$ —	$ —	$ (3,328)

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Global Alpha Equities Fund

Bank of New York Mellon	$ 1	$ (1)	$ —	$ —	$ —
Credit Suisse International	77	—	—	—	77
Goldman Sachs Bank USA	8,542	(3)	—	—	8,539
Standard Chartered Bank	26,330	—	—	—	26,330
State Street Corp.	365	—	—	—	365

Total Derivative Assets	$ 35,315	$ (4)	$ —	$ —	$ 35,311

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)

Bank of New York Mellon	$ (42)	$ 1	$ —	$ —	$ (41)
Barclays Bank PLC	(131,274)	—	—	—	(131,274)
Goldman Sachs Bank USA	(3)	3	—	—	—
JP Morgan Chase Bank, N.A.	(29,340)	—	—	—	(29,340)

Total Derivative Liabilities	$ (160,659)	$ 4	$ —	$ —	$ (160,655)

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund

Bank of America NA	$ 52,943	$ (52,943)	$ —	$ —	$ —
Barclays Bank PLC	6,896	(5,393)	—	—	1,503
Citigroup Global Markets	47,524	(23,151)	—	—	24,373
Credit Suisse International	13,880	(123)	—	—	13,757
Deutsche Bank AG	16,685	(15,378)	—	—	1,307
Goldman Sachs Bank USA	18,510	(18,510)	—	—	—
HSBC Bank USA, N.A.	12,667	(12,667)	—	—	—
JP Morgan Chase Bank, N.A.	64,081	(64,081)	—	—	—
Natwest Securities	7,488	—	—	—	7,488
Royal Bank of Canada	1,117	—	—	—	1,117

Total Derivative Assets	$ 241,791	$ (192,246)	$ —	$ —	$ 49,545

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	76

Fund/Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Real Asset Fund

Bank of America NA	$ (245,037)	$ 52,943	$ —	$ —	$ (192,094)
Barclays Bank PLC	(5,393)	5,393	—	—	—
Citigroup Global Markets	(23,151)	23,151	—	—	—
Credit Suisse International	(123)	123	—	—	—
Deutsche Bank AG	(15,378)	15,378	—	—	—
Goldman Sachs Bank USA	(24,123)	18,510	—	—	(5,613)
HSBC Bank USA, N.A.	(21,482)	12,667	—	—	(8,815)
JP Morgan Chase Bank, N.A.	(71,942)	64,081	—	—	(7,861)
Morgan Stanley Capital Services LLC	(666)	—	—	—	(666)

Total Derivative Liabilities	$ (407,295)	$ 192,246	$ —	$ —	$ (215,049)

(1)Excess of collateral received is not shown for financial reporting purposes.

(2)Net amount represents the net amount receivable in the event of default.

(3)Excess of collateral pledged is not shown for financial reporting purposes.

(4)Net amount represents the net amount payable due in the event of default.

4. FEDERAL TAX INFORMATION

As of April 30, 2019, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2018, 2017 and 2016, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2019		2018
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$10,380,986	$5,260,990	$6,083,161	$ —
Global Alpha Equities Fund	1,794,132	—	1,747,469	—
Real Asset Fund	7,988,977	—	8,841,494	—
Diversified Income Fund	1,481,925	53,403	928,171	4,885,048

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

     As of April 30, 2019, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards	Late Year Deferrals
International Fund	$3,435,070	$—	$—	$49,961,158	$ (6,461,026)	$ —
Global Alpha Equities Fund	798,835	—	2	13,629,223	(8,469,266)	—
Real Asset Fund	3,164,583	—	(533,927)	16,028,070	(20,287,834)	—
Diversified Income Fund	148,028	—	1	1,146,823	—	(282,335)

At April 30, 2019, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
International Fund	$6,461,026	$ —	$ 6,461,026
Global Alpha Equities Fund	8,323,767	145,499	8,469,266
Real Asset Fund	6,811,813	13,476,021	20,287,834

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

77	NOTES TO FINANCIAL STATEMENTS (continued)

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
International Fund	0.45%
Global Alpha Equities Fund	0.95%
Real Asset Fund	0.45%
Diversified Income Fund	0.40%

The International Fund, Global Alpha Equities Fund and Real Asset Fund, utilize a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,264,155	$(763,756)	0.45%
Sub-advisors:
Allianz Global Investors U.S. LLC	143,332	—	0.38% on assets allocated to the Europe Equity Growth Select Strategy;
	66,848	—	0.25% on assets allocated to the High Dividend Europe Strategy.
AXA Investment Managers, Inc.	188,716	—	0.43% on the first $150 million; and
			0.41% on assets in excess of $150 million
Berenberg Asset Management LLC	95,655	—	0.27%
Nikko Asset Management Americas, Inc.	167,064	—	0.32%
Schroder Investment Management North America, Inc.	368,178	—	0.50%

Total(a)	$2,293,948	$(763,756)

Global Alpha Equities Fund
WFMC	$ 862,743	$(533,082)	0.95%
Sub-advisor:
Wellington Management Company LLP	499,483	—	0.55%

Total(b)	$1,362,226	$(533,082)

Real Asset Fund
WFMC	$ 712,849	$(162,651)	0.45% on all Assets except assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
Pacific Investment Management Company LLC	87,446	—	0.25%
Parametric Portfolio Associates LLC	87,289	—	0.25% on the first $20 million in assets;
			0.20% of the next $20 million in assets; and
			0.15% of assets in excess of $40 million

Total(c)	$ 887,584	$(162,651)

Diversified Income Fund
WFMC	$ 78,437	$(171,692)	0.40%

(a)The total gross advisory and sub-advisory fees during the period were 0.82% for the International Fund.

(b)The total gross advisory and sub-advisory fees during the period were 1.50% for the Global Alpha Equities Fund.

(c)The total gross advisory and sub-advisory fees during the period were 0.56% for the Real Asset Fund.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	78

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2020, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

International Fund	0.98%	0.85%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund	0.96%	0.71%
Diversified Income Fund*	0.60%	0.35%

*	Prior to August 31, 2019, the Diversified Income Fund’s contractual expense limitation was 0.59% and 0.34% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administrative personnel and services fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion

	0.030%	on the next $2 billion

	0.025%	on the next $3 billion

	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion

	0.0150%	on the next $10 billion

	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2019, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee –The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2019, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees from Class A

International Fund	$ 2,231
Global Alpha Equities Fund	80
Real Asset Fund	961
Diversified Income Fund	44,498

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

79	NOTES TO FINANCIAL STATEMENTS (continued)

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2019, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$67
Global Alpha Equities Fund	1,003
Real Asset Fund	1,137
Diversified Income Fund	6,775

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2019, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$320,270

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities for the six months ended October 31, 2019 were as follows:

	Investments

Fund	Purchases	Sales
International Fund	$159,798,874	$166,012,372
Global Alpha Equities Fund	76,244,419	47,320,140
Real Asset Fund	99,954,069	95,506,628
Diversified Income Fund	1,922,659	3,270,605

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2019 were as follows:

	U.S.
	Government
	Securities

Fund	Purchases	Sales
Real Asset Fund	$606,153,152	$604,255,412
Diversified Income Fund	388,892	101,277

7.	RISK

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	80

effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 2, 2020.

The Trust did not utilize the LOC for the six months ended October 31, 2019.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has elected to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

10.	OTHER FUND INFORMATION

At a meeting held on June 5, 2019, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2020. During the fiscal years ended April 30, 2019 and 2018, Ernst & Young LLP (“E&Y”) audit reports on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the each Fund’s financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

81

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 4–5, 2019 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into three Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 19, 2019, the Board held a special telephonic meeting with personnel of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (together, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 21, 2019, the Board held a special telephonic meeting with personnel of the Adviser and Counsel, after which the Independent Trustees met in executive session with Counsel, to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate. The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	82

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by Allianz Global Investors U.S. LLC; AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; and Schroder Investment Management North America, Inc.

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that the Fund’s net total expense ratio was above the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark and that the Fund had achieved total return performance above the peer group average for the three-year period and below the peer group average for the one- and five-year periods ended June 30, 2019. The Board also considered management’s explanation of the Fund’s underperformance and its view that recent underperformance could be attributed to country exposures, specifically the Fund’s overweight to China and Japan and the Fund’s generally strong performance since its strategy change in 2016.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Pacific Investment Management Company, LLC and Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Diversified Income Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance above the peer group average for the one- and three-year periods ended June 30, 2019. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

83

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

For periods prior to the quarter ending July 31, 2019, the Funds have filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov.

Effective July 31, 2019, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2019 / SEMI-ANNUAL REPORT

84

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

85

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Additional Sub-Advisors to the

Wilmington International Fund

Allianz Global Investors U.S. LLC

1633 Broadway

New York, New York 10019

AXA Investment Managers, Inc.

100 West Putnam Avenue

Greenwich, Connecticut 06830

Berenberg Asset Management LLC

330 N. Wabash Avenue, 39th floor

Chicago, Illinois 60611

Nikko Asset Management Americas, Inc.

535 Madison Avenue, Suite 2500

New York, New York 10022

Schroder Investment Management North America, Inc.

875 Third Avenue

New York, New York 10022

Additional Sub-Advisors to the

Wilmington Global Alpha Equities Fund

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Additional Sub-Advisors to the

Wilmington Real Asset Fund

Pacific Investment Management Company, LLC

(“PIMCO”)

840 Newport Center Drive

Newport Beach, CA 92660

Parametric Portfolio Associates, LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent

and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-MMgr-1019
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2019 (unaudited)

PRESIDENT’S MESSAGE AND

Semi-Annual
Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund Wilmington Intermediate-Term Bond Fund Wilmington Short-Term Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Wilmington Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive reports in paper will apply to all funds held directly with the Wilmington Funds and may apply to all funds held with your financial intermediary.

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

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i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2019, through October 31, 2019. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

The U.S. economy continued to expand, albeit at a more modest pace than in 2018, as robust consumer spending and a strong labor market offset weakness in the manufacturing sector and business investment. After an upbeat start to the year, growth in U.S. Gross Domestic Product (“GDP”) maintained a positive trajectory, but decelerated, posting quarter-over-quarter annualized growth rates of 2.0% and 1.9% in the second and third quarters, respectively. An escalating trade war with China and fears that a global slowdown might spread contagion to the United States, led the Federal Reserve (“the Fed”) to cut interest rates three times this year to a range of 1.50%-1.75%. The U.S. labor market tightened further, dropping to a 3.6% unemployment rate, a near five-decade low. Although wage growth began to show signs of life, inflation drifted below the Fed’s 2% target with the Core Personal Consumption Expenditure Price Index1 (excludes the volatile components of food and energy) dropping to 1.7%. The Fed has signaled that they are on hold for now, and the market is not expecting cuts or hikes in the near term.

Economic activity outside of the U.S. was less encouraging, but downside risks appear to be receding. Growth in Europe was sluggish, while China expanded at its slowest pace in three decades. Heightened uncertainty and a decline in business investment—both byproducts of the U.S.-China trade war and Brexit—hit international economies the hardest, particularly in export-dependent countries such as Germany. Over the past month, the balance of risks has improved markedly with the U.S. and China moving toward a trade pact and a no-deal Brexit looking less likely. Synchronized easing across global central banks strengthens the case for a future recovery in economic activity, in our view.

Bond markets

Fixed income markets generated strong returns between May and October, as interest rates plummeted. The 30-year U.S. Treasury yield fell to an all-time low and the benchmark 10-year yield dropped by nearly a third alongside a flurry of dovish central bank activity. Global economic weakness, escalating trade tensions, and the inversion of the yield curve triggered a flight to quality that benefited taxable investment-grade credit over high yield. Tax-exempt bonds performed well as strong inflows outpaced new supply, which was below historical levels.

For the six-month period May 1, 2019 to October 31, 2019, certain Bloomberg Barclays indices performed as follows:2

Bloomberg Barclays U.S. Treasury Bond Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]	Bloomberg Barclays U.S. Credit Bond Index[5]	Bloomberg Barclays Municipal Bond Index[6]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[7]
5.85%	5.71%	7.46%	3.54%	2.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

ii

Equity markets

After a solid start to the year, U.S. large-cap equities retained leadership during this period as better-than-feared corporate earnings, supportive monetary policy, and trade optimism contributed to strong returns. Equity markets were particularly volatile. The CBOE Volatility Index8 (VIX) hit its highest level of the year in early August, while three major pullbacks impacted the key regions. International equity markets, which are more leveraged to global trade, struggled to keep pace with the U.S. emerging markets, as a strong U.S. dollar and investors’ preference for safe-haven assets served as critical headwinds. A retrenchment in economic activity throughout the period hurt U.S. small-cap stocks, which are more cyclical than large-cap peers. The strongest leg of performance for all segments came with a recent easing of geopolitical tensions as renewed risk appetite supported outperformance of international and U.S. small-cap equities later in the period.

For the six-month period May 1, 2019 to October 31, 2019, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]
4.16%	-1.09%	3.35%	-1.67%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2019

October 31, 2019 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1. The Core Personal Consumption Expenditures Price Index, also known as the core PCE price index, is released as part of the monthly Personal Income and Outlays report. The core index makes it easier to see the underlying inflation trend by excluding two categories – food and energy – where prices tend to swing up and down more dramatically and more often than other prices. The core PCE price index is closely watched by the Federal Reserve as it conducts monetary policy.

2. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3. Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4. Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5. Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6. Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7. Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8. The CBOE Volatility Index, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of U.S. stock market risk and investors’ sentiments.

9. The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

11. MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12. MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON BROAD MARKET BOND FUND

Actual

Class A	$1,000.00	$1,051.80	$4.28	0.83%

Class I	$1,000.00	$1,053.20	$2.53	0.49%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,020.96	$4.22	0.83%

Class I	$1,000.00	$1,022.67	$2.49	0.49%

WILMINGTON INTERMEDIATE-TERM BOND FUND

Actual

Class A	$1,000.00	$1,037.60	$4.10	0.80%

Class I	$1,000.00	$1,040.20	$2.51	0.49%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,021.11	$4.06	0.80%

Class I	$1,000.00	$1,022.67	$2.49	0.49%

WILMINGTON SHORT-TERM BOND FUND

Actual

Class A	$1,000.00	$1,021.50	$3.71	0.73%

Class I	$1,000.00	$1,022.80	$2.44	0.48%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,021.47	$3.71	0.73%

Class I	$1,000.00	$1,022.72	$2.44	0.48%

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

2

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON MUNICIPAL BOND FUND

Actual

Class A	$1,000.00	$1,033.50	$3.78	0.74%

Class I	$1,000.00	$1,034.80	$2.51	0.49%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,021.42	$3.76	0.74%

Class I	$1,000.00	$1,022.67	$2.49	0.49%

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Actual

Class A	$1,000.00	$1,028.50	$4.23	0.83%

Class I	$1,000.00	$1,030.70	$2.96	0.58%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,020.96	$4.22	0.83%

Class I	$1,000.00	$1,022.22	$2.95	0.58%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	42.1%
U.S. Treasury	28.4%
Mortgage-Backed Securities	21.8%
Commercial Paper	7.6%
Government Agencies	0.7%
Collateralized Mortgage Obligations	0.3%
Enhanced Equipment Trust Certificates	0.1%
Asset-Backed Security	0.1%
Cash Equivalents[1]	4.1%
Other Assets and Liabilities – Net[2]	(5.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	22.8%
U.S. Treasury	28.4%
AA / Aa	0.1%
A / A	7.7%
BBB / Baa	32.3%
BB / Ba	2.2%
Not Rated	11.7%
Other Assets and Liabilities – Net[2]	(5.2)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.1%

FINANCIAL SERVICES – 0.1%

LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$309,429	$324,374

TOTAL ASSET-BACKED SECURITY (COST $309,429)		$324,374

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2005-29, Class WC, 4.75%, 4/25/35	16,848	17,950

Series 2012-114, Class VM, 3.50%, 10/25/25	1,373,861	1,427,283

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,445,233

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.80%, 2/25/34Δ	62,239	61,383

Description	Par Value	Value

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.44%, 11/25/35Δ	$54,978	$53,402

TOTAL WHOLE LOAN		$114,785

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,668,190)		$1,560,018

COMMERCIAL PAPER – 7.6%◆

Campbell Soup Co., 2.05%, 11/12/19Ω	10,000,000	9,993,167

Duke Energy Corp., 1.72%, 11/01/19Ω	10,000,000	9,999,522

McCormick & Co., Inc., 1.95%, 11/05/19Ω	7,080,000	7,078,083

Thermo Fisher Scientific, Inc., 2.00%, 11/01/19Ω	12,610,000	12,609,299

TOTAL COMMERCIAL PAPER (COST $39,682,202)		$39,680,071

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 42.1%

AEROSPACE & DEFENSE – 1.1%

Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	$1,000,000	$1,035,988

Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,984,117

Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,721,137

United Technologies Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.65%), 2.82%, 8/16/21Δ	1,175,000	1,175,409

TOTAL AEROSPACE & DEFENSE		$5,916,651

AUTOMOTIVE – 2.0%

Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	2,001,112

Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	258,194

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	517,518

Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	463,231

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	1,000,000	1,065,562

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,119,465

General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,706,116

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	3,045,000	3,105,475

TOTAL AUTOMOTIVE		$10,236,673

BEVERAGES – 0.6%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,344,879

Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21#	1,000,000	1,006,743

Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48	700,000	843,866

TOTAL BEVERAGES		$3,195,488

BIOTECHNOLOGY – 0.6%

Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	2,001,749

Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,332,855

TOTAL BIOTECHNOLOGY		$3,334,604

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 4.63%, 7/02/44	100,000	108,742

CAPITAL MARKETS – 1.9%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	803,956

Description	Par Value	Value

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.09%, 4/23/20Δ	$425,000	$426,606

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.32%, 9/15/20Δ	1,425,000	1,436,773

Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	927,260

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	830,246

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,197,865

Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 2.73%, 2/10/21Δ	1,625,000	1,626,218

Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	352,839

Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	550,663

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	866,195

TOTAL CAPITAL MARKETS		$10,018,621

CHEMICALS – 0.1%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	748,579

COMMERCIAL BANKS – 3.1%

BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,641,378

BB&T Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.75%, 4/01/22Δ	2,000,000	2,019,149

Branch Banking & Trust Co., Subordinated, BKNT, 3.80%, 10/30/26	1,000,000	1,084,259

Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,290,368

Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	572,941

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	1,325,000	1,342,203

KeyBank NA, Sr. Unsecured, BKNT, 3.30%, 2/01/22	615,000	633,830

KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	756,317

PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	359,097

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,128,877

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,592,111

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

SunTrust Banks, Inc.,
Sr. Unsecured, 2.90%, 3/03/21	$1,475,000	$1,493,061

U.S. Bancorp,
Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,052,255

TOTAL COMMERCIAL BANKS		$15,965,846

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Global Payments, Inc.,
Sr. Unsecured, 3.75%, 6/01/23	2,570,000	2,681,564

COMPUTERS – 1.1%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 3.60%, 10/15/20	2,350,000	2,382,209

International Business Machines Corp.,
Sr. Unsecured, 2.80%, 5/13/21	3,300,000	3,347,291

TOTAL COMPUTERS		$5,729,500

CONSUMER FINANCE – 0.7%

American Express Credit Corp.,
Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	1,000,912

Capital One Financial Corp.,
Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,370,653

Capital One NA,
Sr. Unsecured, BKNT, 2.35%, 1/31/20	1,000,000	1,000,650

TOTAL CONSUMER FINANCE		$3,372,215

DIVERSIFIED FINANCIAL SERVICES – 3.0%

Bank of America Corp.,
Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,138,903

Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,089,571

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	500,612

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	250,665

Charles Schwab Corp. (The),
Sr. Unsecured, 4.45%, 7/22/20	250,000	254,661

Citibank NA,
Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,435,379

Citigroup, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,095,344

Citigroup, Inc.,
Subordinated, 4.13%, 7/25/28	1,650,000	1,788,136

Comerica, Inc.,
Sr. Unsecured, 3.70%, 7/31/23	1,000,000	1,056,345

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,419,298

JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	104,013

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	701,348

JPMorgan Chase & Co.,
Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 3.16%, 5/15/47Δ	1,000,000	833,736

Description	Par Value	Value

Wells Fargo & Co.,
Sr. Unsecured, 2.10%, 7/26/21	$2,000,000	$2,004,537

Wells Fargo & Co.,
Subordinated, MTN, 4.40%, 6/14/46	1,000,000	1,132,305

TOTAL DIVERSIFIED FINANCIAL SERVICES		$15,804,853

ELECTRIC – 2.7%

Baltimore Gas & Electric Co.,
Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,619,390

Commonwealth Edison Co.,
1st Mortgage, 3.80%, 10/01/42	1,000,000	1,102,225

Consolidated Edison, Inc.,
Sr. Unsecured, 2.00%, 5/15/21	750,000	750,251

DTE Energy Co.,
Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	320,969

Entergy Arkansas LLC,
1st Mortgage, 4.95%, 12/15/44	1,000,000	1,085,671

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,325,475

FirstEnergy Corp.,
Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	854,114

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,419,414

NextEra Energy Capital Holdings, Inc.,
Company Guaranteed, 4.50%, 6/01/21	3,000,000	3,099,645

System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	526,064

WEC Energy Group, Inc.,
Sr. Unsecured, 3.38%, 6/15/21	1,000,000	1,021,751

TOTAL ELECTRIC		$14,124,969

ELECTRICAL EQUIPMENT MANUFACTURING – 0.1%

General Electric Co.,
Subordinated, 5.30%, 2/11/21	250,000	259,044

ENVIRONMENTAL CONTROL – 0.6%

Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,330,018

Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,756,304

TOTAL ENVIRONMENTAL CONTROL		$3,086,322

FOOD & STAPLES RETAILING – 1.3%

Conagra Brands, Inc.,
Sr. Unsecured, 5.40%, 11/01/48	665,000	786,221

Kroger Co. (The),
Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,777,359

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,101,246

Kroger Co. (The),
Sr. Unsecured, 5.40%, 1/15/49	1,640,000	1,937,471

TOTAL FOOD & STAPLES RETAILING		$6,602,297

FOREST PRODUCTS & PAPER – 0.5%

International Paper Co.,
Sr. Unsecured, 4.75%, 2/15/22	765,000	805,057

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

International Paper Co.,
Sr. Unsecured, 4.40%, 8/15/47	$1,500,000	$1,553,401

TOTAL FOREST PRODUCTS & PAPER		$2,358,458

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%

Becton Dickinson & Co.,
Sr. Unsecured, 2.40%, 6/05/20	4,500,000	4,511,972

DH Europe Finance II Sarl,
Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,346,454

Zimmer Biomet Holdings, Inc.,
Sr. Unsecured, 2.70%, 4/01/20	2,650,000	2,655,757

Zimmer Biomet Holdings, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.91%, 3/19/21Δ	1,000,000	999,566

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$10,513,749

HEALTH CARE PROVIDERS & SERVICES – 2.9%

Anthem, Inc.,
Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,748,170

Cardinal Health, Inc.,
Sr. Unsecured, 4.50%, 11/15/44	650,000	639,715

Cigna Corp.,
Company Guaranteed, 4.13%, 9/15/20Ω	940,000	957,095

Cigna Corp.,
Company Guaranteed, 3.20%, 9/17/20	2,000,000	2,020,501

Cigna Corp.,
Company Guaranteed, 3.75%, 7/15/23	500,000	524,114

Cigna Corp.,
Company Guaranteed, 4.80%, 7/15/46Ω	1,000,000	1,118,797

CommonSpirit Health,
Sr. Secured, 2.76%, 10/01/24	3,140,000	3,190,224

Elanco Animal Health, Inc.,
Sr. Unsecured, 4.27%, 8/28/23	1,000,000	1,050,441

Elanco Animal Health, Inc.,
Sr. Unsecured, 4.90%, 8/28/28	2,000,000	2,166,162

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,400,066

UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	317,760

TOTAL HEALTH CARE PROVIDERS & SERVICES		$15,133,045

HOME FURNISHINGS – 0.3%

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,594,094

HOUSEHOLD PRODUCTS – 0.2%

Church & Dwight Co., Inc.,
Sr. Unsecured, 3.95%, 8/01/47	870,000	944,815

INSURANCE – 2.6%

American International Group, Inc.,
Sr. Unsecured, 3.30%, 3/01/21	3,000,000	3,049,668

American International Group, Inc.,
Sr. Unsecured, 4.20%, 4/01/28	1,000,000	1,100,043

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,546,577

Description	Par Value	Value

CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	$1,000,000	$1,063,658

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	1,019,675

Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,045,781

Lincoln National Corp.,
Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,465,904

Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	258,032

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,059,318

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,984,385

TOTAL INSURANCE		$13,593,041

MEDIA – 1.1%

CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,198,348

Charter Communications Operating LLC,
Sr. Secured, 3.58%, 7/23/20	1,500,000	1,513,098

Comcast Corp.,
Company Guaranteed, 4.95%, 10/15/58	1,500,000	1,938,518

Discovery Communications LLC,
Company Guaranteed, 3.95%, 3/20/28	1,000,000	1,057,274

TOTAL MEDIA		$5,707,238

METALS & MINING – 0.2%

Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,222,742

MISCELLANEOUS MANUFACTURING – 0.5%

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,133,789

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	488,720

Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	792,655

TOTAL MISCELLANEOUS MANUFACTURING		$2,415,164

MULTI-UTILITIES – 1.0%

Sempra Energy,
Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,886,963

Sempra Energy,
Sr. Unsecured, 2.90%, 2/01/23	760,000	770,234

Southern Co. Gas Capital Corp.,
Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,495,762

TOTAL MULTI-UTILITIES		$5,152,959

OIL & GAS – 1.6%

Marathon Oil Corp.,
Sr. Unsecured, 4.40%, 7/15/27	2,000,000	2,147,794

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	790,406

Occidental Petroleum Corp.,
Sr. Unsecured, 2.70%, 8/15/22	1,690,000	1,708,293

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	$1,450,000	$1,536,830

Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	1,580,000	1,691,180

Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	563,000	634,549

TOTAL OIL & GAS		$8,509,052

PHARMACEUTICALS – 1.4%

AbbVie, Inc.,
Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,487,316

AbbVie, Inc.,
Sr. Unsecured, 4.25%, 11/14/28	1,235,000	1,343,873

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	476,781

AbbVie, Inc.,
Sr. Unsecured, 4.88%, 11/14/48	1,000,000	1,103,727

Bristol-Myers Squibb Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.55%, 5/16/22Δ,Ω	665,000	665,308

Bristol-Myers Squibb Co.,
Sr. Unsecured, 3.40%, 7/26/29Ω	1,000,000	1,078,025

Zoetis, Inc.,
Sr. Unsecured, 3.95%, 9/12/47	1,005,000	1,105,390

TOTAL PHARMACEUTICALS		$7,260,420

PIPELINES – 2.3%

Energy Transfer Operating LP,
Company Guaranteed, 3.60%, 2/01/23	870,000	897,166

Energy Transfer Operating LP,
Company Guaranteed, 5.30%, 4/15/47	1,250,000	1,326,434

Enterprise Products Operating LLC,
Company Guaranteed, 2.80%, 2/15/21	1,075,000	1,086,199

Enterprise Products Operating LLC,
Company Guaranteed, 4.20%, 1/31/50	1,120,000	1,185,818

Enterprise Products Operating LLC,
Company Guaranteed, 4.95%, 10/15/54	500,000	583,807

Kinder Morgan Energy Partners LP,
Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,124,485

Kinder Morgan, Inc.,
Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,319,867

MPLX LP,
Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 3.20%, 9/09/22Δ	470,000	470,908

MPLX LP,
Sr. Unsecured, 4.70%, 4/15/48	1,000,000	1,021,329

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,225,564

Spectra Energy Partners LP,
Company Guaranteed, 3.50%, 3/15/25	670,000	697,585

TOTAL PIPELINES		$11,939,162

REAL ESTATE INVESTMENT TRUSTS – 2.7%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	500,000	511,938

Description	Par Value	Value
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	$415,000	$459,586

American Tower Corp.,
Sr. Unsecured, 3.13%, 1/15/27	1,000,000	1,028,601

AvalonBay Communities, Inc.,
Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,158,348

AvalonBay Communities, Inc.,
Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,505,786

Digital Realty Trust LP,
Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,139,953

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	695,000	718,522

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	915,000	962,624

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.63%, 1/15/28	800,000	836,904

Healthpeak Properties, Inc.,
Sr. Unsecured, 4.00%, 12/01/22	665,000	700,482

Healthpeak Properties, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	486,258

Welltower, Inc.,
Sr. Unsecured, 4.00%, 6/01/25	3,000,000	3,234,466

Welltower, Inc.,
Sr. Unsecured, 4.95%, 9/01/48	1,000,000	1,224,782

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,968,250

RETAIL – 0.2%

Nordstrom, Inc.,
Sr. Unsecured, 5.00%, 1/15/44	1,000,000	965,283

TELECOMMUNICATIONS – 0.9%

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	845,000	940,384

AT&T, Inc.,
Sr. Unsecured, 4.85%, 7/15/45	1,190,000	1,351,905

Verizon Communications, Inc.,
Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,485,260

TOTAL TELECOMMUNICATIONS		$4,777,549

TRANSPORTATION – 1.3%

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.50%, 6/01/21	500,000	511,177

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	988,304

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.65%, 3/18/24	1,670,000	1,763,178

Union Pacific Corp.,
Sr. Unsecured, 3.15%, 3/01/24	2,565,000	2,683,373

Union Pacific Corp.,
Sr. Unsecured, 4.30%, 3/01/49	675,000	782,508

TOTAL TRANSPORTATION		$6,728,540

TRUCKING & LEASING – 1.0%

GATX Corp.,
Sr. Unsecured, 2.60%, 3/30/20	2,000,000	2,004,128

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	$1,065,000	$1,081,908

GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,575,491

GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	756,185

TOTAL TRUCKING & LEASING		$5,417,712

TOTAL CORPORATE BONDS

(COST $208,808,400)		$219,387,241

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%

AIRLINES – 0.1%

American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	180,107	185,553

Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	141,941	142,105

Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	206,021	226,674

Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	98,295	98,913

TOTAL AIRLINES		$653,245

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $626,364)		$653,245

GOVERNMENT AGENCIES – 0.7%

FEDERAL HOME LOAN BANK (FHLB) – 0.4%

3.25%, 11/16/28	1,960,000	2,183,429

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**

2.38%, 1/13/22	125,000	127,192

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 5/15/29	750,000	1,035,890

7.25%, 5/15/30	400,000	602,245

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,638,135

TOTAL GOVERNMENT AGENCIES (COST $3,391,744)		$3,948,756

MORTGAGE-BACKED SECURITIES – 21.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.2%

Pool B17616, 5.50%, 1/01/20	1,119	1,122

Pool G12709, 5.00%, 7/01/22	16,226	16,667

Pool C00478, 8.50%, 9/01/26	8,834	9,917

Pool E09010, 2.50%, 9/01/27	642,176	650,648

Pool G18497, 3.00%, 1/01/29	82,716	85,146

Pool C01272, 6.00%, 12/01/31	17,412	20,063

Pool A13990, 4.50%, 10/01/33	10,405	11,010

Pool G01625, 5.00%, 11/01/33	24,316	27,126

Pool G08097, 6.50%, 11/01/35	11,788	13,715

Description	Par Value	Value

Pool G02296, 5.00%, 6/01/36	$127,268	$141,188

Pool G02390, 6.00%, 9/01/36	4,259	4,913

Pool G05317, 5.00%, 4/01/37	506,181	563,774

Pool G03703, 5.50%, 12/01/37	13,597	15,231

Pool G04776, 5.50%, 7/01/38	44,139	49,359

Pool G05500, 5.00%, 5/01/39	442,510	490,821

Pool A93415, 4.00%, 8/01/40	1,253,622	1,343,715

Pool A93505, 4.50%, 8/01/40	907,392	985,130

Pool A93996, 4.50%, 9/01/40	713,068	774,203

Pool G06222, 4.00%, 1/01/41	1,305,993	1,396,950

Pool A97047, 4.50%, 2/01/41	704,670	762,620

Pool G06956, 4.50%, 8/01/41	697,979	755,368

Pool C03750, 3.50%, 2/01/42	311,609	328,367

Pool C03849, 3.50%, 4/01/42	147,212	152,440

Pool Q08305, 3.50%, 5/01/42	824,854	870,269

Pool C04305, 3.00%, 11/01/42	2,315,863	2,395,578

Pool C09020, 3.50%, 11/01/42	2,163,698	2,279,943

Pool G07266, 4.00%, 12/01/42	1,824,062	1,948,222

Pool C04444, 3.00%, 1/01/43	84,754	86,830

Pool C09029, 3.00%, 3/01/43	387,586	399,820

Pool G08534, 3.00%, 6/01/43	483,804	499,079

Pool Q19476, 3.50%, 6/01/43	860,866	902,160

Pool C09044, 3.50%, 7/01/43	1,010,542	1,059,106

Pool G07889, 3.50%, 8/01/43	872,378	901,973

Pool G07624, 4.00%, 12/01/43	835,699	876,075

Pool G60038, 3.50%, 1/01/44	4,564,078	4,808,895

Pool G07680, 4.00%, 4/01/44	1,347,001	1,412,179

Pool G07943, 4.50%, 8/01/44	95,172	102,371

Pool G08607, 4.50%, 9/01/44	607,861	650,540

Pool Q33547, 3.50%, 5/01/45	856,103	883,188

Pool Q36970, 4.00%, 10/01/45	418,484	442,021

Pool G60384, 4.50%, 12/01/45	65,840	71,017

Pool Q39644, 3.50%, 3/01/46	4,109,335	4,285,859

Pool Q39438, 4.00%, 3/01/46	3,056,970	3,224,567

Pool G08705, 3.00%, 5/01/46	283,557	290,598

Pool G08708, 4.50%, 5/01/46	503,617	531,167

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$37,520,950

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 14.6%

Pool 975207, 5.00%, 3/01/23	17,276	17,782

Pool AE2520, 3.00%, 1/01/26	263,043	269,768

Pool 329794, 7.00%, 2/01/26	14,227	16,167

Pool 256639, 5.00%, 2/01/27	8,761	9,371

Pool 256752, 6.00%, 6/01/27	15,344	17,199

Pool 402255, 6.50%, 12/01/27	1,031	1,116

Pool AB8997, 2.50%, 4/01/28	141,671	144,043

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AS4480, 2.50%, 2/01/30	$932,125	$947,188

Pool AS7462, 2.50%, 6/01/31	366,134	371,866

Pool 254007, 6.50%, 10/01/31	9,575	11,173

Pool 638023, 6.50%, 4/01/32	47,843	52,554

Pool 642345, 6.50%, 5/01/32	38,243	42,009

Pool 651292, 6.50%, 7/01/32	60,275	66,211

Pool 686398, 6.00%, 3/01/33	137,249	155,008

Pool 745412, 5.50%, 12/01/35	17,197	19,282

Pool 888789, 5.00%, 7/01/36	192,302	214,859

Pool 256515, 6.50%, 12/01/36	11,327	13,147

Pool AE0217, 4.50%, 8/01/40	112,191	122,471

Pool AB1796, 3.50%, 11/01/40	752,600	789,018

Pool AH5583, 4.50%, 2/01/41	324,660	352,803

Pool 890551, 4.50%, 8/01/41	69,098	74,950

Pool AL0658, 4.50%, 8/01/41	401,535	435,791

Pool AL1319, 4.50%, 10/01/41	713,032	772,749

Pool AL6302, 4.50%, 10/01/41	703,823	765,101

Pool AX5302, 4.00%, 1/01/42	1,190,749	1,273,091

Pool AK4523, 4.00%, 3/01/42	1,420,795	1,518,929

Pool AL2034, 4.50%, 4/01/42	167,410	179,301

Pool AB7936, 3.00%, 2/01/43	1,457,663	1,481,768

Pool AL3761, 4.50%, 2/01/43	242,836	259,432

Pool MA1458, 3.00%, 6/01/43	435,164	447,654

Pool AT7899, 3.50%, 7/01/43	2,536,529	2,605,723

Pool AS0302, 3.00%, 8/01/43	4,054,146	4,170,704

Pool AU4279, 3.00%, 9/01/43	771,595	793,764

Pool AL5537, 4.50%, 4/01/44	322,357	350,463

Pool AS3155, 4.00%, 8/01/44	84,725	88,865

Pool AX0833, 3.50%, 9/01/44	805,998	845,585

Pool AL6325, 3.00%, 10/01/44	2,576,967	2,650,702

Pool AS5136, 4.00%, 6/01/45	358,137	377,764

Pool AZ7362, 4.00%, 11/01/45	959,857	1,008,274

Pool AZ9565, 3.50%, 12/01/45	1,687,214	1,758,270

Pool BC0326, 3.50%, 12/01/45	1,308,410	1,363,503

Pool BC0245, 3.00%, 2/01/46	721,997	740,656

Pool BC0830, 3.00%, 4/01/46	1,065,321	1,092,790

Pool AS7568, 4.50%, 7/01/46	179,466	188,949

Pool BC4764, 3.00%, 10/01/46	1,253,738	1,286,112

Pool MA2771, 3.00%, 10/01/46	436,615	447,881

Pool AS8276, 3.00%, 11/01/46	1,495,319	1,530,243

Pool BC9003, 3.00%, 11/01/46	1,335,896	1,367,100

Pool BE1899, 3.00%, 11/01/46	4,834,509	4,947,247

Pool BE3767, 3.50%, 7/01/47	1,880,162	1,949,515

Pool BH2618, 3.50%, 8/01/47	530,427	550,001

Pool MA3088, 4.00%, 8/01/47	1,842,083	1,929,179

Pool BH4010, 4.50%, 9/01/47	1,562,987	1,648,490

Pool BH9215, 3.50%, 1/01/48	2,423,833	2,513,314

Pool BJ0650, 3.50%, 3/01/48	10,309,867	10,700,075

Description	Par Value	Value

Pool BJ0639, 4.00%, 3/01/48	$693,596	$721,914

Pool BJ9169, 4.00%, 5/01/48	3,886,347	4,045,018

Pool BK4764, 4.00%, 8/01/48	4,135,925	4,304,789

Pool BN1628, 4.50%, 11/01/48	1,974,466	2,087,223

Pool TBA, 5.00%, 12/15/49	6,700,000	7,167,430

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$76,073,344

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	8,471	9,149

Pool 354713, 7.50%, 12/15/23	5,067	5,365

Pool 354765, 7.00%, 2/15/24	13,736	14,767

Pool 354827, 7.00%, 5/15/24	9,875	10,443

Pool 385623, 7.00%, 5/15/24	16,191	17,939

Pool 360869, 7.50%, 5/15/24	13,861	14,476

Pool 2077, 7.00%, 9/20/25	5,010	5,413

Pool 503405, 6.50%, 4/15/29	15,989	16,484

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$94,036

TOTAL MORTGAGE-BACKED SECURITIES (COST $112,087,958)		$113,688,330

U.S. TREASURY – 28.4%

U.S. TREASURY BONDS – 7.1%

2.50%, 2/15/45	2,135,000	2,268,974

2.50%, 2/15/46	280,000	297,791

2.75%, 11/15/47	4,470,000	5,000,667

2.88%, 8/15/45	300,000	341,564

3.00%, 5/15/42	500,000	577,153

3.00%, 11/15/44	2,000,000	2,320,840

3.00%, 5/15/45	2,000,000	2,326,474

3.00%, 11/15/45	765,000	891,314

3.00%, 2/15/47	1,098,000	1,285,142

3.00%, 5/15/47	1,695,000	1,983,367

3.00%, 2/15/48	4,000,000	4,689,912

3.13%, 8/15/44	6,637,000	7,858,309

3.63%, 8/15/43	881,000	1,122,274

3.63%, 2/15/44	2,106,000	2,689,677

3.75%, 11/15/43	365,000	474,201

5.25%, 2/15/29	500,000	653,641

5.38%, 2/15/31	600,000	824,435

6.25%, 5/15/30	500,000	719,056

6.38%, 8/15/27#	450,000	605,770

TOTAL U.S. TREASURY BONDS		$36,930,561

U.S. TREASURY NOTES – 21.3%

1.38%, 3/31/20	1,300,000	1,298,808

1.50%, 11/30/19#	1,145,000	1,144,565

1.63%, 11/30/20	1,710,000	1,710,358

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.63%, 8/15/22	$6,000,000	$6,019,363

1.63%, 11/15/22	1,928,000	1,934,842

1.63%, 5/31/23#	12,400,000	12,448,118

1.63%, 2/15/26	3,000,000	3,006,073

1.63%, 5/15/26	4,695,000	4,703,796

1.63%, 8/15/29#	5,000,000	4,971,432

1.75%, 3/31/22	5,000,000	5,027,007

1.75%, 5/15/22	380,000	382,173

1.75%, 5/15/23	2,000,000	2,015,571

1.75%, 7/31/24	1,900,000	1,919,812

2.00%, 11/15/21	1,000,000	1,009,138

2.00%, 4/30/24	10,195,000	10,401,609

2.00%, 2/15/25	4,655,000	4,761,789

2.00%, 8/15/25	295,000	301,955

2.00%, 11/15/26	4,180,000	4,291,735

2.13%, 8/15/21	3,750,000	3,786,074

2.13%, 6/30/22	6,615,000	6,720,044

2.13%, 5/15/25	2,500,000	2,573,773

2.25%, 7/31/21	6,600,000	6,676,884

2.25%, 11/15/25	230,000	238,802

2.38%, 8/15/24	5,600,000	5,816,783

2.38%, 5/15/29	2,500,000	2,651,739

2.50%, 3/31/23	7,000,000	7,228,386

2.50%, 8/15/23	200,000	207,184

2.63%, 11/15/20	500,000	505,182

2.75%, 2/15/28	6,000,000	6,514,025

3.63%, 2/15/20	750,000	754,230

TOTAL U.S. TREASURY NOTES		$111,021,250

TOTAL U.S. TREASURY (COST $140,087,953)		$147,951,811

	Number of Shares

MONEY MARKET FUND – 0.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	1,946,388	$1,946,388

TOTAL MONEY MARKET FUND (COST $1,946,388)		$1,946,388

TOTAL INVESTMENTS IN SECURITIES – 101.5% (COST $508,608,628)		$529,140,234

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%

REPURCHASE AGREEMENTS – 3.7%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $947,466, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $966,370.	$947,421	$947,421

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $3,681,211, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $3,754,655.	3,681,034	3,681,034

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $3,681,212, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $3,754,655.	3,681,034	3,681,034

Daiwa Capital Markets America, 1.75%, dated 10/31/19, due 11/01/19, repurchase price $3,681,213, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/21/19 to 10/20/49; total market value of $3,754,655.	3,681,034	3,681,034

ING Financial Markets LLC, 1.74%, dated 10/31/19, due 11/01/19, repurchase price $3,681,212, collateralized by U.S. Government Agency Securities, 2.32% to 6.00%, maturing 2/01/26 to 5/01/58; total market value of $3,754,655.	3,681,034	3,681,034

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $3,681,212, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $3,754,655.	3,681,034	3,681,034

TOTAL REPURCHASE AGREEMENTS (COST $19,352,591)		$19,352,591

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,352,591)		$19,352,591

TOTAL INVESTMENTS – 105.2% (COST $527,961,219)		$548,492,825

COLLATERAL FOR SECURITIES ON LOAN – (3.7%)		(19,352,591)

OTHER LIABILITIES LESS ASSETS – (1.5%)		(7,671,520)

TOTAL NET ASSETS – 100.0%		$521,468,714

Cost of investments for Federal income tax purposes is $527,961,219. The net unrealized appreciation/(depreciation) of investments was $20,531,606. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,445,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(913,861).

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Security	$—	$324,374	$—	$324,374

Collateralized Mortgage Obligations	—	1,560,018	—	1,560,018

Commercial Paper	—	39,680,071	—	39,680,071

Corporate Bonds	—	219,387,241	—	219,387,241

Enhanced Equipment Trust Certificates	—	653,245	—	653,245

Government Agencies	—	3,948,756	—	3,948,756

Mortgage-Backed Securities	—	113,688,330	—	113,688,330

U.S. Treasury	—	147,951,811	—	147,951,811

Money Market Fund	1,946,388	—	—	1,946,388

Repurchase Agreements	—	19,352,591	—	19,352,591

Total	$1,946,388	$546,546,437	$—	$548,492,825

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2019, these liquid restricted securities amounted to $49,921,688 representing 9.57% of total net assets.

**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT	Bank Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

TBA	To Be Announced Security

USD	United States Dollar

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	57.2%
U.S. Treasury	40.4%
Mortgage-Backed Securities	1.3%
Government Agencies	0.4%
Adjustable Rate Mortgage[4]	0.0%
Cash Equivalents[1]	2.5%
Other Assets and Liabilities – Net[2]	(1.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(4)	Represent less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	1.7%
U.S. Treasury	40.4%
AAA / Aaa	0.3%
AA / Aa	1.2%
A / A	12.7%
BBB / Baa	41.1%
BB / Ba	1.9%
Not Rated	2.5%
Other Assets and Liabilities – Net[2]	(1.8)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.82%, Floor 1.72%), 4.59%, 5/01/33Δ	$13,763	$14,463

TOTAL ADJUSTABLE RATE MORTGAGE (COST $13,744)		$14,463
CORPORATE BONDS – 57.2%

AEROSPACE & DEFENSE – 1.0%

Boeing Co. (The), Sr. Unsecured, 3.20%, 3/01/29	300,000	314,082

Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	250,000	259,269

TOTAL AEROSPACE & DEFENSE		$573,351

AUTOMOTIVE – 1.6%

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	250,000	266,391

Description	Par Value	Value

General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	$375,000	$387,754

Toyota Motor Credit Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.37%), 2.50%, 3/12/20Δ	250,000	250,371

TOTAL AUTOMOTIVE		$904,516

BEVERAGES – 0.5%

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.55%, 5/25/21	300,000	307,033

BIOTECHNOLOGY – 1.3%

Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	270,348

Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	226,349

Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	260,000	265,550

TOTAL BIOTECHNOLOGY		$762,247

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

BUILDING PRODUCTS – 0.7%

Johnson Controls International PLC,
(Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	$373,000	$389,955

CAPITAL MARKETS – 3.0%

Bank of New York Mellon Corp. (The),
Sr. Unsecured, MTN, 2.60%, 8/17/20#	475,000	477,924

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.09%, 4/23/20Δ	500,000	501,890

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	217,940

Morgan Stanley,
Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 2.73%, 2/10/21Δ	240,000	240,180

State Street Corp.,
Subordinated, 3.10%, 5/15/23	250,000	258,540

TOTAL CAPITAL MARKETS		$1,696,474

COMMERCIAL BANKS – 4.9%

BB&T Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.75%, 4/01/22Δ	345,000	348,303

Branch Banking & Trust Co.,
Subordinated, BKNT, 3.63%, 9/16/25	250,000	267,396

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	250,000	270,255

Huntington Bancshares, Inc.,
Sr. Unsecured, 2.63%, 8/06/24	120,000	121,558

KeyCorp,
Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	252,106

PNC Financial Services Group, Inc. (The),
Subordinated, 3.90%, 4/29/24	200,000	212,281

PNC Financial Services Group, Inc. (The),
Sr. Unsecured, 3.45%, 4/23/29	100,000	107,762

SunTrust Bank,
Sr. Unsecured, BKNT, 3.20%, 4/01/24	175,000	182,740

SunTrust Banks, Inc.,

Sr. Unsecured, 2.70%, 1/27/22	250,000	253,358

Toronto-Dominion Bank (The),
Sr. Unsecured, GMTN, 3.25%, 3/11/24	275,000	288,199

U.S. Bancorp,
Subordinated, 3.00%, 7/30/29	500,000	518,344

TOTAL COMMERCIAL BANKS		$2,822,302

COMMERCIAL SERVICES & SUPPLIES – 0.8%

Global Payments, Inc.,
Sr. Unsecured, 3.80%, 4/01/21	300,000	306,577

Global Payments, Inc.,
Sr. Unsecured, 2.65%, 2/15/25	175,000	177,327

TOTAL COMMERCIAL SERVICES & SUPPLIES		$483,904

COMPUTERS – 1.3%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 4.40%, 10/15/22	250,000	265,075

Description	Par Value	Value

International Business Machines Corp.,
Sr. Unsecured, 2.85%, 5/13/22	$480,000	$490,906

TOTAL COMPUTERS		$755,981

CONSUMER FINANCE – 1.5%

American Express Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.53%), 2.65%, 5/17/21#,Δ	165,000	165,616

American Express Co.,
Sr. Unsecured, 3.13%, 5/20/26	150,000	158,111

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 3.05%, 3/09/22Δ	250,000	252,024

Capital One Financial Corp.,
Sr. Unsecured, 3.90%, 1/29/24	250,000	265,217

TOTAL CONSUMER FINANCE		$840,968

DIVERSIFIED FINANCIAL SERVICES – 6.4%

Bank of America Corp.,
Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	418,829

Bank of Montreal,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.34%), 2.34%, 7/13/20Δ	125,000	125,191

Bank of Montreal,
Sr. Unsecured, MTN, 1.90%, 8/27/21	180,000	180,208

Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.75%, 3/15/23	175,000	180,416

Canadian Imperial Bank of Commerce,
Sr. Unsecured, BKNT, 2.10%, 10/05/20	255,000	255,608

Charles Schwab Corp. (The),
Sr. Unsecured, (3 Month USD LIBOR + 0.32%), 2.47%, 5/21/21Δ	155,000	155,250

Charles Schwab Corp. (The),
Sr. Unsecured, 3.20%, 3/02/27	315,000	331,467

Citigroup, Inc.,
Sr. Unsecured, 2.45%, 1/10/20	450,000	450,256

Comerica, Inc.,
Sr. Unsecured, 3.70%, 7/31/23	200,000	211,269

JPMorgan Chase & Co.,
Sr. Unsecured, 2.55%, 10/29/20	250,000	251,533

JPMorgan Chase & Co.,
Subordinated, 3.88%, 9/10/24	300,000	320,481

National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.70%, 3/15/29	260,000	287,591

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	250,000	255,666

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	250,000	250,317

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,674,082

ELECTRIC – 5.5%

DTE Energy Co.,
Series C, Sr. Unsecured, 3.50%, 6/01/24	250,000	260,581

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Duke Energy Carolinas LLC,
1st Mortgage, 2.45%, 8/15/29#	$500,000	$505,169

Entergy Corp.,
Sr. Unsecured, 2.95%, 9/01/26	255,000	260,447

Exelon Generation Co. LLC,
Sr. Unsecured, 2.95%, 1/15/20	350,000	350,080

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	400,000	430,118

Southern Co. (The),
Sr. Unsecured, 2.35%, 7/01/21	500,000	502,721

Union Electric Co.,
1st Mortgage, 3.50%, 3/15/29	220,000	239,931

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	300,000	300,763

WEC Energy Group, Inc.,
Sr. Unsecured, 3.38%, 6/15/21	290,000	296,308

TOTAL ELECTRIC		$3,146,118

ENVIRONMENTAL CONTROL – 0.3%

Waste Management, Inc.,
Company Guaranteed, 2.40%, 5/15/23	160,000	162,203

FOOD & STAPLES RETAILING – 1.2%

Campbell Soup Co.,
Sr. Unsecured, 3.30%, 3/19/25	200,000	205,802

Conagra Brands, Inc.,
Sr. Unsecured, 3.80%, 10/22/21	200,000	206,560

Kroger Co. (The),
Sr. Unsecured, 2.95%, 11/01/21	250,000	253,908

TOTAL FOOD & STAPLES RETAILING		$666,270

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%

DH Europe Finance II Sarl,
Company Guaranteed, 2.60%, 11/15/29	65,000	65,499

Zimmer Biomet Holdings, Inc.,
Sr. Unsecured, 2.70%, 4/01/20	360,000	360,782

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$426,281

HEALTH CARE PROVIDERS & SERVICES – 4.4%

Anthem, Inc.,
Sr. Unsecured, 3.65%, 12/01/27	235,000	248,982

Cardinal Health, Inc.,
Sr. Unsecured, 3.20%, 3/15/23	350,000	359,134

Cigna Corp.,
Company Guaranteed, 4.13%, 9/15/20Ω	250,000	254,547

CommonSpirit Health,
Sr. Secured, 2.76%, 10/01/24	110,000	111,759

CommonSpirit Health,
Sr. Secured, 3.35%, 10/01/29	150,000	151,355

CVS Health Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.63%), 2.73%, 3/09/20Δ	50,000	50,103

CVS Health Corp.,
Sr. Unsecured, 3.70%, 3/09/23	250,000	260,622

Description	Par Value	Value

Elanco Animal Health, Inc.,
Sr. Unsecured, 3.91%, 8/27/21	$250,000	$256,743

Elanco Animal Health, Inc.,
Sr. Unsecured, 4.27%, 8/28/23	500,000	525,220

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.38%, 10/15/22	300,000	304,515

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,522,980

HOUSEHOLD PRODUCTS – 0.4%

Church & Dwight Co., Inc.,
Sr. Unsecured, 2.45%, 8/01/22	225,000	226,822

INSURANCE – 1.3%

American International Group, Inc.,
Sr. Unsecured, 3.30%, 3/01/21	250,000	254,139

Aon PLC,
Company Guaranteed, 2.80%, 3/15/21	240,000	243,964

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	266,651

TOTAL INSURANCE		$764,754

MACHINERY – 0.6%

Roper Technologies, Inc.,
Sr. Unsecured, 3.80%, 12/15/26	300,000	322,784

MEDIA – 1.7%

CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	350,000	358,580

Discovery Communications LLC,
Company Guaranteed, 3.30%, 5/15/22	250,000	256,828

Discovery Communications LLC,
Company Guaranteed, 4.13%, 5/15/29	350,000	372,322

TOTAL MEDIA		$987,730

MISCELLANEOUS MANUFACTURING – 1.8%

Ingersoll-Rand Global Holding Co. Ltd.,
Company Guaranteed, 4.25%, 6/15/23	330,000	349,953

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	125,000	127,271

Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	536,140

TOTAL MISCELLANEOUS MANUFACTURING		$1,013,364

OIL & GAS – 2.8%

Apache Corp.,
Sr. Unsecured, 4.38%, 10/15/28	275,000	272,996

Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	450,000	458,095

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	132,618

Occidental Petroleum Corp.,
Sr. Unsecured, 2.60%, 8/13/21	140,000	140,922

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	400,000	423,953

Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	150,000	160,555

TOTAL OIL & GAS		$1,589,139

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

PHARMACEUTICALS – 2.0%

AbbVie, Inc.,
Sr. Unsecured, 3.75%, 11/14/23	$150,000	$158,011

AbbVie, Inc.,
Sr. Unsecured, 3.60%, 5/14/25	350,000	367,093

Allergan Funding SCS,
Company Guaranteed, (3 Month USD LIBOR + 1.26%), 3.39%, 3/12/20Δ	500,000	501,915

Zoetis, Inc.,
Sr. Unsecured, 3.00%, 9/12/27	125,000	128,951

TOTAL PHARMACEUTICALS		$1,155,970

PIPELINES – 2.1%

Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	225,000	227,344

Kinder Morgan, Inc.,
Company Guaranteed, 6.50%, 9/15/20#	300,000	307,735

MPLX LP,
Sr. Unsecured, (3 Month USD LIBOR + 0.90%), 3.00%, 9/09/21Δ	500,000	502,100

MPLX LP,
Sr. Unsecured, 3.38%, 3/15/23	50,000	51,388

ONEOK Partners LP,
Company Guaranteed, 3.38%, 10/01/22	125,000	128,061

TOTAL PIPELINES		$1,216,628

REAL ESTATE INVESTMENT TRUSTS – 4.3%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	255,969

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	250,000	276,859

Digital Realty Trust LP,
Company Guaranteed, 3.60%, 7/01/29	100,000	105,063

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	583,509

HCP, Inc.,
Sr. Unsecured, 3.25%, 7/15/26	110,000	114,849

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	300,000	315,615

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.63%, 1/15/28#	300,000	313,839

Ventas Realty LP,
Company Guaranteed, 4.00%, 3/01/28	250,000	270,088

Welltower, Inc.,
Sr. Unsecured, 3.63%, 3/15/24	250,000	264,188

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,499,979

RETAIL – 0.4%

Home Depot, Inc. (The),
Sr. Unsecured, 2.13%, 9/15/26	225,000	225,226

SEMICONDUCTORS – 0.3%

QUALCOMM, Inc.,
Sr. Unsecured, 3.25%, 5/20/27	150,000	158,139

SOFTWARE – 0.7%

Microsoft Corp.,
Sr. Unsecured, 1.55%, 8/08/21	175,000	174,838

Description	Par Value	Value

Oracle Corp.,
Sr. Unsecured, 1.90%, 9/15/21	$250,000	$250,658

TOTAL SOFTWARE		$425,496

TELECOMMUNICATIONS – 1.4%

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.03%, 6/30/20Δ	500,000	502,636

Cisco Systems, Inc.,
Sr. Unsecured, 2.20%, 9/20/23	295,000	299,280

TOTAL TELECOMMUNICATIONS		$801,916

TRANSPORTATION – 1.4%

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	267,245

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.40%, 3/01/23	500,000	518,031

TOTAL TRANSPORTATION		$785,276

TRUCKING & LEASING – 0.9%

GATX Corp.,
Sr. Unsecured, 3.25%, 9/15/26	505,000	513,017

TOTAL CORPORATE BONDS
(COST $31,931,873)		$32,820,905

GOVERNMENT AGENCY – 0.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.4%
2.38%, 1/13/22	200,000	203,507

TOTAL GOVERNMENT AGENCY
(COST $200,090)		$203,507

MORTGAGE-BACKED SECURITIES – 1.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool B19228, 4.50%, 4/01/20	601	606
Pool C90504, 6.50%, 12/01/21	4,904	5,042
Pool G01625, 5.00%, 11/01/33	24,316	27,126
Pool A18401, 6.00%, 2/01/34	34,480	38,809
Pool G08097, 6.50%, 11/01/35	19,077	22,194
Pool G02390, 6.00%, 9/01/36	7,453	8,598
Pool G08193, 6.00%, 4/01/37	21,675	24,953

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$127,328

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.8%
Pool 839291, 5.00%, 9/01/20	82	84
Pool AE2520, 3.00%, 1/01/26	333,669	342,201
Pool 256639, 5.00%, 2/01/27	17,521	18,743
Pool 256752, 6.00%, 6/01/27	19,180	21,499
Pool 257007, 6.00%, 12/01/27	30,574	34,280

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 254240, 7.00%, 3/01/32	$27,481	$30,859
Pool 745412, 5.50%, 12/01/35	17,335	19,437

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$467,103

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 7/15/28	43,145	48,714
Pool 2616, 7.00%, 7/20/28	27,324	32,260
Pool 2701, 6.50%, 1/20/29	53,901	61,683
Pool 426727, 7.00%, 2/15/29	5,123	5,720
Pool 781231, 7.00%, 12/15/30	24,842	29,334

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$177,711

TOTAL MORTGAGE-BACKED SECURITIES
(COST $715,667)		$772,142

U.S. TREASURY – 40.4%

U.S. TREASURY NOTES – 40.4%
1.38%, 5/31/21	110,000	109,648
1.50%, 8/15/22	150,000	149,992
1.63%, 5/31/23#	500,000	501,940
1.63%, 10/31/23	490,000	492,038
1.63%, 2/15/26	1,450,000	1,452,935
1.63%, 5/15/26	775,000	776,452
1.75%, 5/15/23	1,000,000	1,007,786
1.88%, 7/31/22	450,000	454,335
2.00%, 11/15/21	225,000	227,056
2.00%, 2/15/22	250,000	252,677
2.00%, 7/31/22	250,000	253,307
2.00%, 2/15/23	500,000	507,639
2.00%, 2/15/25	1,003,000	1,026,009
2.00%, 8/15/25	1,000,000	1,023,577
2.00%, 11/15/26	500,000	513,365
2.13%, 6/30/21	175,000	176,600
2.13%, 8/15/21	125,000	126,202
2.13%, 5/15/25	1,250,000	1,286,887
2.25%, 1/31/24	900,000	926,813
2.25%, 11/15/25	1,500,000	1,557,407
2.25%, 2/15/27	30,000	31,337
2.25%, 11/15/27	500,000	523,299
2.38%, 8/15/24	750,000	779,033
2.38%, 5/15/29	500,000	530,348
2.50%, 3/31/23	1,075,000	1,110,074
2.50%, 8/15/23	500,000	517,961
2.50%, 5/15/24	500,000	521,306
2.75%, 5/31/23	1,200,000	1,251,160
2.75%, 11/15/23	1,000,000	1,047,913
2.75%, 2/15/28	750,000	814,253
2.88%, 11/30/25	800,000	859,620

Description	Par Value	Value
2.88%, 5/15/28	$1,000,000	$1,097,084
3.13%, 5/15/21	150,000	153,504
3.13%, 11/15/28	1,000,000	1,121,786

TOTAL U.S. TREASURY NOTES		$23,181,343

TOTAL U.S. TREASURY
(COST $22,317,750)		$23,181,343

	Number of Shares

MONEY MARKET FUND – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	199,048	$199,048

TOTAL MONEY MARKET FUND
(COST $199,048)		$199,048

TOTAL INVESTMENTS IN SECURITIES – 99.6%
(COST $55,378,172)		$57,191,408

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $62,515, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $63,762.	$62,512	$62,512

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $241,134, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $245,944.	241,122	241,122

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $241,134, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $245,945.	241,122	241,122

Daiwa Capital Markets America, 1.75%, dated 10/31/19, due 11/01/19, repurchase price $241,134, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/21/19 to 10/20/49; total market value of $245,944.	241,122	241,122

ING Financial Markets LLC, 1.74%, dated 10/31/19, due 11/01/19, repurchase price $241,134, collateralized by U.S. Government Agency Securities, 2.32% to 6.00%, maturing 2/01/26 to 5/01/58; total market value of $245,944.	241,122	241,122

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $241,134, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $245,944.	$241,122	$241,122

TOTAL REPURCHASE AGREEMENTS		$1,268,122

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,268,122)		$1,268,122

TOTAL INVESTMENTS – 101.8% (COST $56,646,294)		$58,459,530

COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(1,268,122)

OTHER ASSETS LESS LIABILITIES – 0.4%		218,867

TOTAL NET ASSETS – 100.0%		$57,410,275

Cost of investments for Federal income tax purposes is $56,662,547. The net unrealized appreciation/(depreciation) of investments was $1,796,983. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,820,308 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(23,325).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$14,463	$—	$14,463

Corporate Bonds	—	32,820,905	—	32,820,905

Government Agency	—	203,507	—	203,507

Mortgage-Backed Securities	—	772,142	—	772,142

U.S. Treasury	—	23,181,343	—	23,181,343

Money Market Fund	199,048	—	—	199,048

Repurchase Agreements	—	1,268,122	—	1,268,122

Total	$199,048	$58,260,482	$—	$58,459,530

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2019, these liquid restricted securities amounted to $684,665 representing 1.19% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

**	Represents less than 0.05%.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Intermediate-Term Bond Fund (concluded)

The following acronyms are used throughout this Fund:

BKNT	Bank Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

19

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Bond Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Notes	36.5%
Commercial paper	11.4%
Diversified Financial Services	8.4%
Health Care Providers & Services	7.4%
Pipelines	5.0%
Electric	4.9%
Oil & Gas	4.8%
Commercial Banks	4.1%
Food & Staples Retailing	3.8%
Federal National Mortgage Association (FNMA)	3.6%
Transportation	2.8%
Automotive	2.3%
Real Estate Investment Trusts	2.2%
Federal Home Loan Mortgage Corporation (FHLMC)	2.2%
Computers	2.1%
Consumer Finance	2.0%
Biotechnology	2.0%
Telecommunications	1.8%
Media	1.0%
Health Care Equipment & Supplies	1.0%
Pharmaceuticals	0.9%
Semiconductors	0.6%
Capital Markets	0.6%
Government National Mortgage Association (GNMA)	0.4%
Whole Loan	0.3%

Percentage of Total Net Assets
Cash Equivalents[1]	2.3%
Other Assets and Liabilities – Net[2]	(14.4)%

TOTAL	100.0%

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	6.2%
U.S. Treasury	36.5%
AA / Aa	1.3%
A / A	14.8%
BBB / Baa	38.3%
BB / Ba	3.4%
Not Rated	13.9%
Other Assets and Liabilities – Net[2]	(14.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, (UST Yield Curve CMT 1 Year +2.07%, Cap 11.19%, Floor 2.07%), 4.07%, 9/01/27Δ	$37	$38

TOTAL ADJUSTABLE RATE MORTGAGE (COST $37)		$38

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%

Series 1990-136, Class E, 6.00%, 4/15/21	37	37

Description	Par Value	Value

Series 1990-141, Class D, 5.00%, 5/15/21	$8	$8

Series 1993-1577, Class PK, 6.50%, 9/15/23	7,353	7,809

Series 1993-1644, Class K, 6.75%, 12/15/23	5,694	6,017

Series 1994-1686, Class PJ, 5.00%, 2/15/24	615	637

Series 2011-3799, Class GK, 2.75%, 1/15/21	13,306	13,342

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$27,850

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%

Series 1993-113, Class PK, 6.50%, 7/25/23	9,344	9,934

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT	20

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

Series 1993-127, Class H, 6.50%, 7/25/23	$8,765	$9,245

Series 1993-202, Class J, 6.50%, 11/25/23	5,702	6,090

Series 1994-3, Class PL, 5.50%, 1/25/24	9,685	10,177

Series 1994-55, Class H, 7.00%, 3/25/24	10,511	11,220

Series 2011-66, Class QE, 2.00%, 7/25/21	70,883	70,803

Series 2011-81, Class PA, 3.50%, 8/25/26	768,408	791,658

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$909,127

WHOLE LOAN – 0.3%

Banc of America Mortgage Securities, Inc.,

Series 2004-A, Class 2A1, 4.80%, 2/25/34Δ	66,717	65,799

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.44%, 11/25/35Δ	91,631	89,002

TOTAL WHOLE LOAN		$154,801

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,112,142)		$1,091,778

COMMERCIAL PAPER – 11.4%◆

Campbell Soup Co., 2.05%, 11/12/19Ω	1,000,000	999,317

Dominion Res, Inc., 2.22%, 11/06/19Ω	410,000	409,848

Du Pont E I De Nemours & Co., 2.10%, 11/18/19Ω	2,490,000	2,487,385

Thermo Fisher Scientific, Inc., 2.00%, 11/01/19Ω	1,780,000	1,779,901

TOTAL COMMERCIAL PAPER (COST $5,676,779)		$5,676,451

CORPORATE BONDS – 57.7%

AUTOMOTIVE – 2.3%

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	250,000	266,390

General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/13/20	500,000	503,173

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	340,000	346,753

TOTAL AUTOMOTIVE		$1,116,316

BIOTECHNOLOGY – 2.0%

Amgen, Inc.,
Sr. Unsecured, 2.20%, 5/11/20	1,000,000	1,001,288

CAPITAL MARKETS – 0.6%

Morgan Stanley,
Sr. Unsecured, GMTN, 5.50%, 7/24/20	265,000	271,981

COMMERCIAL BANKS – 4.1%

SunTrust Bank,
Sr. Unsecured, BKNT, 2.25%, 1/31/20	1,000,000	1,000,349

Toronto-Dominion Bank (The),
Sr. Unsecured, MTN, 2.65%, 6/12/24	1,000,000	1,024,252

TOTAL COMMERCIAL BANKS		$2,024,601

Description	Par Value	Value

COMPUTERS – 2.1%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 3.60%, 10/15/20	$1,000,000	$1,013,706

CONSUMER FINANCE – 2.0%

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 2.94%, 5/12/20Δ	1,000,000	1,002,483

DIVERSIFIED FINANCIAL SERVICES – 8.4%

Citibank NA,
Sr. Unsecured, BKNT, (SOFRRATE + 0.60%), 2.42%, 3/13/21Δ	1,000,000	1,000,964

Comerica Bank,
Sr. Unsecured, BKNT, 2.50%, 7/23/24	500,000	507,957

Huntington National Bank (The),
Sr. Unsecured, BKNT, 2.38%, 3/10/20	1,000,000	1,000,495

Royal Bank of Canada,
Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	665,572

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	506,312

Wells Fargo Bank NA,
Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.66%), 2.80%, 9/09/22Δ	500,000	502,332

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,183,632

ELECTRIC – 4.9%

Ameren Corp.,
Sr. Unsecured, 2.70%, 11/15/20	300,000	302,084

Consolidated Edison Co. of New York, Inc.,
Sr. Unsecured, 4.45%, 6/15/20	500,000	507,563

Exelon Generation Co. LLC,
Sr. Unsecured, 2.95%, 1/15/20	638,000	638,145

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,002,545

TOTAL ELECTRIC		$2,450,337

FOOD & STAPLES RETAILING – 3.8%

Conagra Brands, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.70%, 10/22/20Δ	360,000	360,111

Conagra Brands, Inc.,
Sr. Unsecured, 3.80%, 10/22/21	500,000	516,399

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	1,000,000	1,020,022

TOTAL FOOD & STAPLES RETAILING		$1,896,532

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%

Becton Dickinson & Co.,
Sr. Unsecured, 2.40%, 6/05/20	500,000	501,330

HEALTH CARE PROVIDERS & SERVICES – 7.4%

Cigna Corp.,
Company Guaranteed, 3.20%, 9/17/20	700,000	707,175

CVS Health Corp.,
Sr. Unsecured, 2.80%, 7/20/20	500,000	502,749

Elanco Animal Health, Inc.,
Sr. Unsecured, 3.91%, 8/27/21	500,000	513,486

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

21	PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

McKesson Corp., Sr. Unsecured, 3.65%, 11/30/20	$445,000	$453,527

UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,502,578

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,679,515

MEDIA – 1.0%

Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	500,000	513,656

OIL & GAS – 4.8%

Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	1,000,000	1,017,990

Occidental Petroleum Corp., Sr. Unsecured, 4.85%, 3/15/21	822,000	848,348

Pioneer Natural Resources Co., Sr. Unsecured, 3.45%, 1/15/21	500,000	509,539

TOTAL OIL & GAS		$2,375,877

PHARMACEUTICALS – 0.9%

AbbVie, Inc., Sr. Unsecured, 3.38%, 11/14/21	350,000	359,315

Bristol-Myers Squibb Co., Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.55%, 5/16/22Δ,Ω	85,000	85,039

TOTAL PHARMACEUTICALS		$444,354

PIPELINES – 5.0%

Enbridge Energy Partners LP, Company Guaranteed, 4.38%, 10/15/20	500,000	510,107

Energy Transfer Operating LP, Company Guaranteed, 4.20%, 9/15/23	250,000	262,955

Enterprise Products Operating LLC, Company Guaranteed, 3.35%, 3/15/23	500,000	520,108

MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 3.20%, 9/09/22Δ	250,000	250,483

ONEOK Partners LP, Company Guaranteed, 5.00%, 9/15/23#	500,000	544,085

Plains All American Pipeline LP, Sr. Unsecured, 3.60%, 11/01/24	375,000	386,663

TOTAL PIPELINES		$2,474,401

REAL ESTATE INVESTMENT TRUSTS – 2.2%

American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	500,000	553,718

Welltower, Inc., Sr. Unsecured, 4.50%, 1/15/24	500,000	540,745

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,094,463

SEMICONDUCTORS – 0.6%

QUALCOMM, Inc., Sr. Unsecured, 2.90%, 5/20/24	275,000	283,369

TELECOMMUNICATIONS – 1.8%

AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.03%, 6/30/20Δ	900,000	904,744

Description	Par Value	Value

TRANSPORTATION – 2.8%

Union Pacific Corp., Sr. Unsecured, 3.20%, 6/08/21	$1,375,000	$1,404,439

TOTAL CORPORATE BONDS (COST $28,377,916)		$28,637,024

MORTGAGE-BACKED SECURITIES – 4.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.1%

Pool G12709, 5.00%, 7/01/22	24,757	25,431

Pool C80328, 7.50%, 7/01/25	10,466	11,426

Pool G14695, 4.50%, 6/01/26	100,958	104,010

Pool G01425, 7.50%, 5/01/32	35,432	40,317

Pool C78010, 5.50%, 4/01/33	417,197	465,986

Pool A18401, 6.00%, 2/01/34	284,153	319,836

Pool G01831, 6.00%, 5/01/35	59,803	67,568

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,034,574

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%

Pool MA0909, 3.00%, 11/01/21	97,008	97,892

Pool 334593, 7.00%, 5/01/24	24,592	28,398

Pool AE2520, 3.00%, 1/01/26	111,223	114,067

Pool 436746, 6.50%, 8/01/28	19,136	19,540

Pool 440401, 6.50%, 8/01/28	56,275	62,479

Pool 323419, 6.00%, 12/01/28	23,722	27,060

Pool 485678, 6.50%, 3/01/29	12,425	14,021

Pool 252439, 6.50%, 5/01/29	10,734	12,253

Pool 545051, 6.00%, 9/01/29	23,975	26,984

Pool 725418, 6.50%, 5/01/34	64,512	75,417

Pool 833143, 5.50%, 9/01/35	287,631	326,841

Pool 843323, 5.50%, 10/01/35	14,825	16,778

Pool 255933, 5.50%, 11/01/35	54,128	60,898

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$882,628

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%

Pool 306066, 8.50%, 7/15/21	720	764

Pool 1061, 9.00%, 4/20/23	5,191	5,390

Pool 346572, 7.00%, 5/15/23	2,388	2,547

Pool 484269, 7.00%, 9/15/28	18,510	19,776

Pool 592505, 6.00%, 4/15/33	123,281	143,916

Pool 581522, 6.00%, 5/15/33	53,139	61,906

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$234,299

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,996,002)		$2,151,501

U.S. TREASURY – 36.5%

U.S. TREASURY NOTES – 36.5%

1.13%, 8/31/21	495,000	491,100

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT	22

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

1.50%, 6/15/20#	$540,000	$539,679

1.50%, 10/31/24	6,300,000	6,294,848

1.63%, 6/30/21	515,000	515,444

1.75%, 6/30/22	1,150,000	1,157,480

1.75%, 7/15/22	3,000,000	3,018,111

1.88%, 7/31/22	1,000,000	1,009,632

2.50%, 1/15/22	1,000,000	1,020,707

2.75%, 9/15/21	4,000,000	4,088,498

TOTAL U.S. TREASURY NOTES		$18,135,499

TOTAL U.S. TREASURY (COST $17,960,079)		$18,135,499

	Number of Shares

MONEY MARKET FUND – 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	41,156	$41,156

TOTAL MONEY MARKET FUND (COST $41,156)		$41,156

TOTAL INVESTMENTS IN SECURITIES – 112.2% (COST $55,164,111)		$55,733,447

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Bank of Montreal, 1.70%, dated 10/31/19, due 11/01/19, repurchase price $53,416, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 12/05/19 to 5/15/46; total market value of $54,481.	$53,413	$53,413

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $204,171, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.88%, maturing 12/31/19 to 2/15/48; total market value of $208,244.	204,161	204,161

Citigroup Global Markets Ltd., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $204,171, collateralized by U.S. Government Agency & Treasury Securities, 2.50% to 8.00%, maturing 12/01/20 to 1/01/59; total market value of $208,244.	204,161	204,161

Description	Par Value	Value

Daiwa Capital Markets America, 1.75%, dated 10/31/19, due 11/01/19, repurchase price $204,171, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/21/19 to 10/20/49; total market value of $208,244.	$204,161	$204,161

ING Financial Markets LLC, 1.74%, dated 10/31/19, due 11/01/19, repurchase price $204,171, collateralized by U.S. Government Agency Securities, 2.32% to 6.00%, maturing 2/01/26 to 5/01/58; total market value of $208,244.	204,161	204,161

RBC Dominion Securities, Inc., 1.74%, dated 10/31/19, due 11/01/19, repurchase price $204,171, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 1/02/20 to 9/01/49; total market value of $208,244.	204,161	204,161

TOTAL REPURCHASE AGREEMENTS (COST $1,074,218)		$1,074,218

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,074,218)		$1,074,218

TOTAL INVESTMENTS – 114.4% (COST $56,238,329)		$56,807,665

COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(1,074,218)

OTHER LIABILITIES LESS ASSETS – (12.2%)		(6,080,428)

TOTAL NET ASSETS – 100.0%		$49,653,019

Cost of investments for Federal income tax purposes is $56,241,417. The net unrealized appreciation/(depreciation) of investments was $566,248. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $610,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(44,290).

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

23	PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$38	$—	$38

Collateralized Mortgage Obligations	—	1,091,778	—	1,091,778

Commercial Paper	—	5,676,451	—	5,676,451

Corporate Bonds	—	28,637,024	—	28,637,024

Mortgage-Backed Securities	—	2,151,501	—	2,151,501

U.S. Treasury	—	18,135,499	—	18,135,499

Money Market Fund	41,156	—	—	41,156

Repurchase Agreements	—	1,074,218	—	1,074,218

Total	$41,156	$56,766,509	$—	$56,807,665

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2019, these liquid restricted securities amounted to $5,761,490 representing 11.60% of total net assets.

**	Represents less than 0.05%.

t	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:		LP	Limited Partnership
BKNT	Bank Note	MTN	Medium Term Note
CMT	Constant Maturity Treasury	NA	National Association
GMTN	Global Medium Term Note	SOFRRATE	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	USD	United States Dollar
LLC	Limited Liability Corporation	UST	U.S. Treasury

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

24

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	18.2%
Housing	16.8%
Higher Education	12.0%
Dedicated Tax	8.0%
Medical	7.5%
Airport	7.4%
Water	6.7%
Development	5.6%
Hospital	5.5%
Lease	3.4%
Transportation	2.6%
Education	1.9%
Student Loan	1.3%
School District	0.4%
Facilities	0.4%
Power	0.3%
Cash Equivalents[1]	1.3%
Other Assets and Liabilities – Net[2]	0.7%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA / Aaa	11.9%
AA / Aa	35.1%
A / A	30.4%
BBB / Baa	19.8%
Not Rated	2.1%
Other Assets and Liabilities – Net[2]	0.7%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.0%

ALABAMA – 1.1%

HIGHER EDUCATION – 0.4%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,199,220

WATER – 0.7%

Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,157,363

TOTAL ALABAMA		$3,356,583

Description	Par Value	Value

ALASKA – 0.7%

HIGHER EDUCATION – 0.7%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	$1,810,000	$2,110,876

TOTAL ALASKA		$2,110,876

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

ARIZONA – 2.4%

EDUCATION – 1.7%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund) 5.00%, 11/01/26	1,000,000	1,214,760

5.00%, 11/01/30	1,000,000	1,237,360

5.00%, 11/01/32	865,000	1,063,630

La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 2/15/28	1,300,000	1,488,669

TOTAL EDUCATION		$5,004,419

HOUSING – 0.7%

Industrial Development Authority of the County of Pima (The), AZ, Revenue Bonds, 8.20%, 9/01/21	1,985,000	2,149,001

TOTAL ARIZONA		$7,153,420

ARKANSAS – 0.9%

DEDICATED TAX – 0.9%

Fayetteville City, AR, Revenue Bonds, (Sales and Use Tax), (Series A), 2.00%, 11/01/29	2,565,000	2,575,593

TOTAL ARKANSAS		$2,575,593

CALIFORNIA – 3.0%

GENERAL OBLIGATIONS – 1.0%

State of California, CA, GO Unlimited Current Refunding, 5.00%, 4/01/32	2,250,000	3,053,948

HIGHER EDUCATION – 0.5%

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), 5.25%, 4/01/24	15,000	16,434

California Municipal Finance Authority, CA, Current Refunding Revenue Bonds, (California Lutheran University)

5.00%, 10/01/26	300,000	363,612

5.00%, 10/01/32	225,000	276,921

5.00%, 10/01/33	675,000	829,494

TOTAL HIGHER EDUCATION		$1,486,461

MEDICAL – 1.2%

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series D), (Insured Health Facility-Dignity Health), (AGM), 1.67%, 7/01/41Δ	1,150,000	1,150,000

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series E), (Insured Health Facility-Dignity Health), (AGM), 1.75%, 7/01/40Δ	1,175,000	1,175,000

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series F), (Insured Health Facility-Dignity Health), (AGM), 1.67%, 7/01/40Δ	1,150,000	1,150,000

Description	Par Value	Value

Mount Diablo Hospital District, CA, Refunding Revenue Bonds, (Series A), (AMBAC), 5.13%, 12/01/23	$5,000	$5,384

TOTAL MEDICAL		$3,480,384

POWER – 0.3%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), 6.00%, 7/01/22	90,000	97,712

Redding City Electric System Revenue, CA, Revenue Bonds, (NATL), 6.37%, 7/01/22	770,000	826,603

TOTAL POWER		$924,315

TOTAL CALIFORNIA		$8,945,108

COLORADO – 3.5%

AIRPORT – 1.9%

City & County of Denver, CO, Airport System, Refunding Revenue Bonds, (Sub-Series F1), (AGC), 1.30%, 11/15/25Δ	1,425,000	1,425,000

City & County of Denver, CO, Airport System, Refunding Revenue Bonds, (Sub-Series F2), (AGC), 1.41%, 11/15/25Δ	925,000	925,000

City & County of Denver, CO, Airport System, Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,074,575

TOTAL AIRPORT		$5,424,575

MEDICAL – 1.6%

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 8/01/49Δ	4,000,000	4,725,800

TOTAL COLORADO		$10,150,375

CONNECTICUT – 3.4%

HIGHER EDUCATION – 1.6%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,675,753

University of Connecticut, CT, Revenue Bonds, (Series A)

5.00%, 3/15/31	1,480,000	1,755,221

5.00%, 1/15/33	1,000,000	1,201,580

TOTAL HIGHER EDUCATION		$4,632,554

HOUSING – 1.8%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	3,000,000	3,351,180

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,900,000	2,036,192

TOTAL HOUSING		$5,387,372

TOTAL CONNECTICUT		$10,019,926

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

FLORIDA – 5.8%

AIRPORT – 1.2%

Broward County, FL, Airport System Revenue Bonds, 5.00%, 10/01/27	$1,500,000	$1,843,785

Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,737,675

TOTAL AIRPORT		$3,581,460

GENERAL OBLIGATIONS – 0.0%**

Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), 5.25%, 10/01/30	35,000	46,129

HIGHER EDUCATION – 1.9%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 4/01/28	750,000	924,338

5.00%, 4/01/30	750,000	908,633

5.00%, 4/01/31	750,000	904,845

5.00%, 4/01/33	750,000	899,768

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,925,456

TOTAL HIGHER EDUCATION		$5,563,040

HOUSING – 1.6%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), 5.38%, 12/01/52	360,000	418,475

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), 3.25%, 12/01/27	500,000	548,940

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 3/01/50	3,400,000	3,736,872

TOTAL HOUSING		$4,704,287

WATER – 1.1%

Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,149,296

Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), 4.50%, 10/01/22	35,000	36,902

TOTAL WATER		$3,186,198

TOTAL FLORIDA		$17,081,114

Description	Par Value	Value

GEORGIA – 0.7%

HIGHER EDUCATION – 0.7%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	$1,575,000	$1,916,870

TOTAL GEORGIA		$1,916,870

ILLINOIS – 15.2%

AIRPORT – 0.9%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/29	2,250,000	2,535,908

DEDICATED TAX – 0.6%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 6/01/33	1,450,000	1,771,813

GENERAL OBLIGATIONS – 13.4%

Chicago Park District, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series D)

5.00%, 1/01/26	1,250,000	1,403,950

5.00%, 1/01/27	3,455,000	3,864,728

City of Chester, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (BAM), 2.10%, 5/01/21	195,000	195,546

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,475,601

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), 7.00%, 7/01/26	11,750,000	14,247,697

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	7,040,000	8,157,459

State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	7,935,000	8,998,290

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), 8.00%, 12/01/29	40,000	44,326

TOTAL GENERAL OBLIGATIONS		$39,387,597

HOUSING – 0.3%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, 7.00%, 7/01/23	105,000	113,026

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 2.12%, 5/15/50Δ	925,000	931,706

TOTAL HOUSING		$1,044,732

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.0%**

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), 6.25%, 9/01/21	$20,000	$21,271

TOTAL ILLINOIS		$44,761,321

INDIANA – 3.6%

DEVELOPMENT – 2.6%

Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc. Project), 5.00%, 12/01/44Δ	6,500,000	7,684,040

HOUSING – 1.0%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 1/01/37	1,670,000	1,747,154

Indiana Housing & Community Development Authority, IN, Revenue Bonds, (Series A), 3.90%, 7/01/43	1,170,000	1,251,034

TOTAL HOUSING		$2,998,188

TOTAL INDIANA		$10,682,228

IOWA – 1.3%

HOUSING – 1.3%

Iowa Finance Authority, IA, Revenue Bonds, (Series D), 3.50%, 1/01/49	3,500,000	3,830,610

TOTAL IOWA		$3,830,610

KENTUCKY – 0.8%

LEASE – 0.8%

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 5/01/25	2,000,000	2,353,760

TOTAL KENTUCKY		$2,353,760

LOUISIANA – 2.0%

DEVELOPMENT – 2.0%

Parish of St. John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 2.00%, 6/01/37Δ	6,000,000	6,003,120

TOTAL LOUISIANA		$6,003,120

MASSACHUSETTS – 5.8%

HIGHER EDUCATION – 1.7%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/32	2,000,000	2,395,120

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University)

5.00%, 10/01/30	1,180,000	1,458,362

5.00%, 10/01/31	1,000,000	1,228,460

TOTAL HIGHER EDUCATION		$5,081,942

Description	Par Value	Value

HOSPITAL – 1.1%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 7/01/33	$2,455,000	$3,045,599

HOUSING – 0.1%

Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, 7.00%, 4/01/21	15,000	15,849

Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, (Series B), 3.95%, 12/01/26	195,000	201,817

TOTAL HOUSING		$217,666

MEDICAL – 2.0%

Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F1), (AGM), 1.47%, 7/01/40Δ	2,750,000	2,750,000

Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F2), (AGM), 1.35%, 7/01/40Δ	460,000	460,000

Massachusetts Health & Educational Facilities Authority, MA, Revenue Bonds, (Partners Healthcare System), (Series G-2), (AGM), 1.47%, 7/01/42Δ	2,755,000	2,755,000

TOTAL MEDICAL		$5,965,000

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 7/01/25	2,200,000	2,588,036

TOTAL MASSACHUSETTS		$16,898,243

MICHIGAN – 5.6%

DEDICATED TAX – 2.1%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	6,050,234

HOSPITAL – 1.5%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 5/15/30	2,055,000	2,439,429

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 8/01/31	1,655,000	1,899,526

TOTAL HOSPITAL		$4,338,955

HOUSING – 0.2%

Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A), 3.80%, 10/01/38	300,000	322,110

Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A-1), 2.88%, 10/01/34	375,000	384,214

TOTAL HOUSING		$706,324

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 1.8%

Great Lakes Water Authority Sewage Disposal System Revenue, MI, Current Refunding Revenue Bonds, (Senior Lien Series B), 5.00%, 7/01/25	$1,500,000	$1,793,175

Great Lakes Water Authority Water Supply System Revenue, MI, Refunding Revenue Bonds, (Second Lien Bonds Series A), 5.00%, 7/01/25	1,500,000	1,785,975

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (Local Government Loan Program), 5.00%, 7/01/34	1,450,000	1,682,754

TOTAL WATER		$5,261,904

TOTAL MICHIGAN		$16,357,417

MINNESOTA – 2.3%

HOUSING – 2.3%

Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 8/01/35	2,750,000	2,850,045

Minnesota Housing Finance Agency, MN, Revenue Bonds, (Series F), 3.75%, 1/01/50	3,500,000	3,820,355

TOTAL HOUSING		$6,670,400

TOTAL MINNESOTA		$6,670,400

MISSOURI – 2.2%

HOSPITAL – 2.2%

Health & Educational Facilities Authority, MI, Current Refunding Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,441,428

TOTAL MISSOURI		$6,441,428

NEBRASKA – 1.1%

HOUSING – 1.1%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 9/01/49	3,000,000	3,211,710

TOTAL NEBRASKA		$3,211,710

NEW JERSEY – 5.2%

HIGHER EDUCATION – 2.0%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,359,860

Gloucester County Improvement Authority, NJ, Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,211,671

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,203,680

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 7/01/31	1,000,000	1,216,260

TOTAL HIGHER EDUCATION		$5,991,471

Description	Par Value	Value

HOUSING – 0.2%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	$400,000	$427,392

LEASE – 2.1%

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	3,805,000	4,280,016

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 9/01/24	1,685,000	1,927,050

TOTAL LEASE		$6,207,066

MEDICAL – 0.0%**

New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), 3.75%, 7/01/27	25,000	27,962

TRANSPORTATION – 0.9%

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	2,135,000	2,568,896

TOTAL NEW JERSEY		$15,222,787

NEW MEXICO – 1.2%

GENERAL OBLIGATIONS – 1.2%

New Mexico Municipal Energy Acquisition Authority, NM, Revenue Bonds, (Series A), 5.00%, 11/01/39Δ	3,065,000	3,587,184

HIGHER EDUCATION – 0.0%**

University of New Mexico (The), NM, Revenue Bonds, 6.50%, 6/01/21	25,000	25,768

TOTAL NEW MEXICO		$3,612,952

NEW YORK – 7.6%

AIRPORT – 1.1%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 9/15/31	2,500,000	3,091,325

DEDICATED TAX – 2.1%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,000,000	1,194,510

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-2), (AGM), 1.39%, 11/01/27Δ	3,500,000	3,500,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-3), (AGM), 1.84%, 11/01/27Δ	1,350,000	1,350,000

TOTAL DEDICATED TAX		$6,044,510

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS –2.0%

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series C-4), (AGC), 1.77%, 10/01/27Δ	$600,000	$600,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-2), (AGM), 1.74%, 6/01/36Δ	1,825,000	1,825,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-3), (AGM), 1.77%, 6/01/36Δ	500,000	500,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Sub-Series C-3), (AGC), 1.81%, 10/01/21Δ	975,000	975,000

New York City, NY, GO Unlimited, Public Improvements, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 1.70%, 1/01/32Δ	300,000	300,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-3), (AGM), 1.40%, 8/01/26Δ	500,000	500,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-4), (AGM), 1.69%, 8/01/26Δ	1,075,000	1,075,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-5), (AGM), 1.55%, 8/01/26Δ	225,000	225,000

TOTAL GENERAL OBLIGATIONS		$6,000,000

HOUSING – 2.4%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,034,712

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 5/01/59Δ	5,000,000	5,019,000

TOTAL HOUSING		$7,053,712

TOTAL NEW YORK		$22,189,547

NORTH CAROLINA – 0.6%

MEDICAL – 0.0%**

North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), 6.25%, 3/01/21	25,000	26,004

POWER – 0.0%**

North Carolina Eastern Municipal Power Agency, NC, Revenue Bonds, (Series A), 6.40%, 1/01/21	70,000	72,269

TRANSPORTATION – 0.6%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 1/01/32	1,250,000	1,559,187

TOTAL NORTH CAROLINA		$1,657,460

Description	Par Value	Value

OHIO – 4.1%

HOUSING – 1.5%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 3/01/50	$4,000,000	$4,487,800

MEDICAL – 2.6%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	6,000,000	7,459,560

TOTAL OHIO		$11,947,360

PENNSYLVANIA – 7.3%

DEDICATED TAX – 0.8%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,435,840

DEVELOPMENT – 1.0%

Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 8/01/38Δ	3,000,000	2,968,800

EDUCATION – 0.2%

Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project) 5.00%, 9/15/32	180,000	230,924

5.00%, 9/15/33	125,000	159,959

5.00%, 9/15/34	130,000	166,048

TOTAL EDUCATION		$556,931

FACILITIES – 0.4%

Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 1.65%, 9/01/48Δ	1,000,000	1,000,990

GENERAL OBLIGATIONS – 0.0%**

Bethlehem Authority, PA, Revenue Bonds, Public Improvements, (Guaranteed Lease Revenue Bonds), (Series A), (AGM), 5.13%, 12/01/21	20,000	20,858

HIGHER EDUCATION – 1.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,205,750

Pennsylvania Higher Educational Facilities Authority, PA, Advance Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,640,589

TOTAL HIGHER EDUCATION		$3,846,339

LEASE – 0.4%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/01/34	1,000,000	1,220,040

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	30

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.1%

Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc. Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), 5.50%, 7/01/23	$165,000	$179,061

WATER – 3.1%

Commonwealth Financing Authority, PA, Revenue Bonds, (Series B), 5.00%, 6/01/27	1,500,000	1,626,960

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,968,317

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 9/01/33	340,000	456,851

TOTAL WATER		$9,052,128

TOTAL PENNSYLVANIA		$21,280,987

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,000,000	1,127,670

TOTAL RHODE ISLAND		$1,127,670

SOUTH CAROLINA – 0.7%

HOUSING – 0.6%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 7/01/43	1,625,000	1,721,525

LEASE – 0.1%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), 6.38%, 5/15/30	300,000	421,257

TOTAL SOUTH CAROLINA		$2,142,782

TENNESSEE – 0.6%

HOUSING – 0.6%

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, TN, Multi Family Revenue Bonds, (Collateralized Multifamily Housing Bonds Hermitage Flats Apartments Project), 1.50%, 7/01/20	1,750,000	1,752,398

TOTAL TENNESSEE		$1,752,398

TEXAS – 4.3%

GENERAL OBLIGATIONS – 0.6%

Dallas County Hospital District, TX, GO Limited Current Refunding, AD Valorem Property Tax, 4.00%, 8/15/33	1,500,000	1,725,120

HIGHER EDUCATION – 1.2%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)

5.00%, 8/15/27	1,000,000	1,245,180

Description	Par Value	Value

5.00%, 8/15/29	$1,000,000	$1,259,600

5.00%, 8/15/31	835,000	983,496

TOTAL HIGHER EDUCATION		$3,488,276

HOUSING – 1.0%

Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 3/01/50	2,735,000	3,054,339

MEDICAL – 0.0%**

Coastal Bend Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Sub-Series B-2), (AGM), 1.39%, 7/01/31Δ	50,000	50,000

North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Presbyterian Healthcare System), (Series B), (NATL), 5.50%, 6/01/21	40,000	41,815

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC), 6.00%, 9/01/24	10,000	11,361

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC), 6.00%, 9/01/24	10,000	11,361

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), 6.00%, 9/01/24	30,000	34,084

TOTAL MEDICAL		$148,621

SCHOOL DISTRICT – 0.4%

Beaumont Independent School District, TX, GO Unlimited Current Refunding, AD Valorem Property Tax, 4.00%, 2/15/31	1,000,000	1,143,450

TRANSPORTATION – 1.1%

Central Texas Regional Mobility Authority, TX, Revenue Bonds, (Senior Lien), 5.00%, 1/01/33	1,470,000	1,775,892

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 8/15/32	1,225,000	1,391,416

TOTAL TRANSPORTATION		$3,167,308

TOTAL TEXAS		$12,727,114

UTAH – 2.3%

AIRPORT – 2.3%

Salt Lake City Corp., UT, Revenue Bonds, (Series A) 5.00%, 7/01/32	3,000,000	3,672,240

5.00%, 7/01/33	2,500,000	3,052,575

TOTAL AIRPORT		$6,724,815

TOTAL UTAH		$6,724,815

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value

VERMONT – 0.1%

HOUSING – 0.1%

Vermont Housing Finance Agency, VT, Advance Refunding Revenue Bonds, (Series F), 4.00%, 11/01/45	$410,000	$427,860

TOTAL VERMONT		$427,860

WASHINGTON – 2.2%

DEDICATED TAX – 1.5%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 2/01/28	3,720,000	4,261,930

HOSPITAL – 0.7%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 7/01/33	1,750,000	2,132,445

TOTAL WASHINGTON		$6,394,375

TOTAL MUNICIPAL BONDS (COST $278,686,309)		$287,728,209

	Number of Shares	Value

MONEY MARKET FUND – 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	3,973,482	$3,973,482

TOTAL MONEY MARKET FUND (COST $3,973,482)		$3,973,482

TOTAL INVESTMENTS – 99.3% (COST $282,659,791)		$291,701,691

OTHER ASSETS LESS LIABILITIES – 0.7%		2,002,979

TOTAL NET ASSETS – 100.0%		$293,704,670

Cost of investments for Federal income tax purposes is $282,659,791. The net unrealized appreciation/(depreciation) of investments was $9,041,900. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,449,420 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(407,520).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$287,728,209	$—	$287,728,209

Money Market Fund	3,973,482	—	—	3,973,482

Total	$3,973,482	$287,728,209	$—	$291,701,691

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
FGIC	Financial Guarantee Insurance Company

GO	General Obligation
IBC	International Bancshares Corporation
LLC	Limited Liability Corporation
NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

32

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Dedicated Tax	23.4%

Higher Education	22.5%

Housing	12.4%

Airport	7.5%

Lease	6.8%

General Obligations	6.0%

Medical	5.9%

Transportation	4.5%

Development	2.3%

Water & Sewer	2.2%

Student Housing	2.0%

Power	1.9%

Facilities	0.2%

Cash Equivalents[1]	1.9%

Other Assets and Liabilities – Net[2]	0.5%

TOTAL	100.0%

Credit Quality Diversification[3]	Percentage of Total Net Assets

AAA / Aaa	0.2%

AA / Aa	65.2%

A / A	17.8%

BBB / Baa	14.4%

Not Rated	1.9%

Other Assets and Liabilities – Net[2]	0.5%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.6%

NEW YORK – 97.6%

AIRPORT – 7.5%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,249,650

Description	Par Value	Value

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 9/15/23	$3,000,000	$3,400,380

TOTAL AIRPORT		$4,650,030

DEDICATED TAX – 23.4%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 2/15/33	1,175,000	1,436,461

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

33	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-2), (AGM), 1.39%, 11/01/27Δ	$550,000	$550,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-3), (AGM), 1.84%, 11/01/27Δ	750,000	750,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,300,000	1,552,863

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,226,190

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, School Improvements, (Series C), 5.00%, 3/15/33	2,000,000	2,481,600

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NATL-IBC), 5.25%, 5/15/21	10,000	10,415

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,419,180

Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/15/26	2,000,000	2,366,560

5.00%, 10/15/31	1,500,000	1,762,290

TOTAL DEDICATED TAX		$14,555,559

DEVELOPMENT – 2.3%

New York Liberty Development Corp., NY,, Refunding Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,045,000	1,426,352

FACILITIES – 0.2%

United Nations Development Corp.,, Revenue Bonds, Public Improvements, 5.90%, 5/01/23	110,000	119,634

GENERAL OBLIGATIONS – 6.0%

Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	1,070,000	1,173,309

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,218,230

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series C-4), (AGC), 1.77%, 10/01/27Δ	250,000	250,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-3), (AGM), 1.77%, 6/01/36Δ	150,000	150,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Sub-Series C-3), (AGC), 1.81%, 10/01/21Δ	50,000	50,000

Description	Par Value	Value

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-2), (AGM), 1.74%, 6/01/36Δ	$450,000	$450,000

New York City, NY, GO Unlimited, Public Improvements, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 1.70%, 1/01/32Δ	200,000	200,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-3), (AGM), 1.40%, 8/01/26Δ	50,000	50,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-4), (AGM), 1.69%, 8/01/26Δ	125,000	125,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-5), (AGM), 1.55%, 8/01/26Δ	25,000	25,000

TOTAL GENERAL OBLIGATIONS		$3,691,539

HIGHER EDUCATION – 22.5%

City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project

4.00%, 7/01/22	600,000	637,422

4.00%, 7/01/23	725,000	785,153

4.00%, 7/01/25	865,000	965,176

4.00%, 7/01/26	800,000	903,400

5.00%, 7/01/29	1,195,000	1,442,473

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 7/01/32	1,040,000	1,268,457

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 1/01/33	1,025,000	1,311,785

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 7/01/33	1,200,000	1,495,140

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 5/15/27	1,740,000	1,904,291

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 7/01/27	2,700,000	3,247,695

TOTAL HIGHER EDUCATION		$13,960,992

HOUSING – 12.4%

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, Sustainable Neighborhood Bonds, 1.75%, 5/01/59Δ	2,000,000	2,007,600

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	34

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	$2,000,000	$2,128,560

New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds

2.45%, 5/01/31	500,000	507,050

3.10%, 11/01/34	890,000	930,548

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	2,000,000	2,153,320

TOTAL HOUSING		$7,727,078

LEASE – 6.8%

Erie County, NY, IDA, Advance Refunding Revenue Bonds, City School District of Buffalo Project, (State Aid Withholding), 5.00%, 5/01/30	2,000,000	2,474,400

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,747,356

TOTAL LEASE		$4,221,756

MEDICAL – 5.9%

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,318,240

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 5/01/24	1,160,000	1,342,143

TOTAL MEDICAL		$3,660,383

POWER – 1.9%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,202,540

STUDENT HOUSING – 2.0%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,231,070

TRANSPORTATION – 4.5%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 9/01/22	1,500,000	1,645,605

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,174,920

TOTAL TRANSPORTATION		$2,820,525

Description	Par Value	Value

WATER & SEWER – 2.2%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series HH), 5.00%, 6/15/28	$1,150,000	$1,379,275

TOTAL NEW YORK		$60,646,733

TOTAL MUNICIPAL BONDS (COST $58,584,927)		$60,646,733

	Number of Shares

MONEY MARKET FUND – 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	1,181,606	$1,181,606

TOTAL MONEY MARKET FUND (COST $1,181,606)		$1,181,606

TOTAL INVESTMENTS – 99.5% (COST $59,766,533)		$61,828,339

OTHER ASSETS LESS LIABILITIES – 0.5%		333,912

TOTAL NET ASSETS – 100.0%		$62,162,251

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

35	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $59,802,002. The net unrealized appreciation/(depreciation) of investments was $2,026,337. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,101,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(75,082).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$60,646,733	$—	$60,646,733

Money Market Fund	1,181,606	—	—	1,181,606

Total	$1,181,606	$60,646,733	$—	$61,828,339

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

BAM-TCRS	Build America Mutual-Tax Credit Reporting Service

GO	General Obligation

IBC	International Bancshares Corporation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	36

October 31, 2019 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Bond Fund
ASSETS:
Investments, at identified cost	$527,961,219		$56,646,294		$56,238,329

Investments in securities, at value (Including $18,943,623, $1,237,435, and $1,043,009 of securities on loan, respectively) (Note 2)	$548,492,825		$58,459,530		$56,807,665
Income receivable	3,089,986		412,836		283,509
Due from advisor	—		1,133		4,584
Receivable for shares sold	829,644		44,024		63,236
Receivable for investments sold	7,178,174		—		17
Prepaid assets	27,222		18,102		20,085

TOTAL ASSETS	559,617,851		58,935,625		57,179,096

LIABILITIES:
Payable for investments purchased	17,189,098		64,937		6,283,142
Collateral for securities on loan	19,352,591		1,268,122		1,074,218
Income distribution payable	1,079,168		106,848		86,929
Payable for shares redeemed	224,485		592		1,298
Payable for Trustees’ fees	6,339		6,337		6,337
Payable for administrative personnel and services fees	13,469		1,501		1,288
Payable for distribution services fees	599		358		1,164
Payable for shareholder services fees	239		143		—
Payable for investment advisory fees	159,471		—		—
Other accrued expenses	123,678		76,512		71,701

TOTAL LIABILITIES	38,149,137		1,525,350		7,526,077

NET ASSETS	$521,468,714		$57,410,275		$49,653,019

NET ASSETS CONSIST OF:

Paid-in capital	$502,231,108		$55,284,321		$50,365,894
Distributable earnings (loss)	19,237,606		2,125,954		(712,875)

TOTAL NET ASSETS	$521,468,714		$57,410,275		$49,653,019

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,040,466		$1,688,076		$5,411,008

Shares outstanding (unlimited shares authorized)	301,038		167,401		537,227

Net Asset Value per share	$10.10		$10.08		$10.07

Offering price per share*	$10.58	**	$10.55	**	$10.25	***

Class I
Net Assets	$518,428,248		$55,722,199		$44,242,011

Shares outstanding (unlimited shares authorized)	52,210,797		5,522,193		4,391,821

Net Asset Value per share	$9.93		$10.09		$10.07

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.
***	Computation of offering price per share: 100/98.25 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

37	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2019 (unaudited)	Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$282,659,791		$59,766,533

Investments in securities, at value	$291,701,691		$61,828,339
Cash	3,207,120		—
Income receivable	3,076,837		661,215
Receivable for shares sold	352,700		78,772
Receivable for investments sold	—		1,185,469
Prepaid assets	22,167		8,947

TOTAL ASSETS	298,360,515		63,762,742

LIABILITIES:
Payable for investments purchased	3,865,551		1,423,562
Income distribution payable	521,245		87,230
Payable for shares redeemed	77,561		3,667
Payable for Trustees’ fees	6,339		6,339
Payable for administrative personnel and services fees	7,613		1,619
Payable for distribution services fees	5,420		1,749
Payable for investment advisory fees	85,142		7,362
Other accrued expenses	86,974		68,963

TOTAL LIABILITIES	4,655,845		1,600,491

NET ASSETS	$293,704,670		$62,162,251

NET ASSETS CONSIST OF:
Paid-in capital	$279,971,382		$59,711,928
Distributable earnings (loss)	13,733,288		2,450,323

TOTAL NET ASSETS	$293,704,670		$62,162,251

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$25,507,995		$8,092,916

Shares outstanding (unlimited shares authorized)	1,885,321		759,877

Net Asset Value per share	$13.53		$10.65

Offering price per share*	$14.17	**	$11.15	**

Class I
Net Assets	$268,196,675		$54,069,335

Shares outstanding (unlimited shares authorized)	19,814,892		5,073,512

Net Asset Value per share	$13.54		$10.66

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	38

Six Months Ended October 31, 2019 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Bond Fund
INVESTMENT INCOME:
Dividends	$62,952	$1,756	$3,190
Interest	7,617,544	862,988	626,231
Securities lending income	5,311	1,075	1,844

TOTAL INVESTMENT INCOME	7,685,807	865,819	631,265

EXPENSES:
Investment advisory fees	1,175,362	142,444	100,285
Administrative personnel and services fees	81,593	9,898	7,831
Portfolio accounting and administration fees	64,079	23,108	20,945
Transfer and dividend disbursing agent fees and expenses	42,592	1,588	3,084
Trustees’ fees	27,165	27,163	27,163
Professional fees	46,381	47,957	45,021
Distribution services fee—Class A	3,638	2,201	6,982
Shareholder services fee—Class A	3,638	2,201	6,982
Shareholder services fee— Class I	649,340	76,934	55,696
Share registration costs	19,520	17,282	17,394
Printing and postage	11,346	2,880	3,159
Custodian fees	6,993	2,683	2,524
Miscellaneous	34,238	15,328	14,202

TOTAL EXPENSES	2,165,885	371,667	311,268

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(229,433)	(135,225)	(121,267)
Waiver of shareholder services fee—Class A	(2,344)	(1,698)	(6,982)
Waiver of shareholder services fee—Class I	(649,340)	(76,934)	(55,696)

TOTAL WAIVERS AND REIMBURSEMENTS	(881,117)	(213,857)	(183,945)

Net expenses	1,284,768	157,810	127,323

Net investment income	6,401,039	708,009	503,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,572,158	448,057	187,975
Net change in unrealized appreciation (depreciation) of investments	18,961,408	1,442,297	443,925

Net realized and unrealized gain (loss) on investments	20,533,566	1,890,354	631,900

Change in net assets resulting from operations	$26,934,605	$2,598,363	$1,135,842

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

39	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2019 (unaudited)	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$114,268	$22,300
Interest	3,850,770	693,173

TOTAL INVESTMENT INCOME	3,965,038	715,473

EXPENSES:
Investment advisory fees	662,323	142,257
Administrative personnel and services fees	45,970	9,874
Portfolio accounting and administration fees	42,714	19,481
Transfer and dividend disbursing agent fees and expenses	8,075	5,545
Trustees’ fees	27,165	27,165
Professional fees	43,867	43,617
Distribution services fee—Class A	33,247	10,585
Shareholder services fee—Class A	33,247	10,585
Shareholder services fee— Class I	334,709	68,446
Share registration costs	18,380	6,584
Printing and postage	4,264	3,575
Custodian fees	2,253	649
Miscellaneous	24,139	14,780

TOTAL EXPENSES	1,280,353	363,143

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(157,955)	(91,179)
Waiver of shareholder services fee—Class A	(33,247)	(10,585)
Waiver of shareholder services fee—Class I	(334,709)	(68,446)

TOTAL WAIVERS AND REIMBURSEMENTS	(525,911)	(170,210)

Net expenses	754,442	192,933

Net investment income	3,210,596	522,540

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	6,479,178	555,317
Net change in unrealized appreciation (depreciation) of investments	248,730	774,130

Net realized and unrealized gain (loss) on investments	6,727,908	1,329,447

Change in net assets resulting from operations	$9,938,504	$1,851,987

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	40

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income	$6,401,039	$13,175,485	$708,009	$1,811,963
Net realized gain (loss) on investments	1,572,158	(210,718)	448,057	(117,168)
Net change in unrealized appreciation (depreciation) of investments	18,961,408	12,270,089	1,442,297	1,969,325

Change in net assets resulting from operations	26,934,605	25,234,856	2,598,363	3,664,120

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,434)	(87,962)	(17,075)	(36,299)
Class I	(6,667,622)	(13,596,859)	(691,590)	(1,809,742)

Total distributions to shareholders	(6,700,056)	(13,684,821)	(708,665)	(1,846,041)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	307,403	15,826	—	359
Class I	59,008,785	111,038,909	3,747,707	12,729,774
Distributions reinvested
Class A	22,334	69,504	13,164	28,655
Class I	3,658,162	8,173,357	262,525	616,863
Cost of shares redeemed
Class A	(908,238)	(731,398)	(137,232)	(219,873)
Class I	(108,447,597)	(93,536,419)	(26,599,653)	(20,953,089)

Change in net assets resulting from share transactions	(46,359,151)	25,029,779	(22,713,489)	(7,797,311)

Change in net assets	(26,124,602)	36,579,814	(20,823,791)	(5,979,232)
NET ASSETS:
Beginning of period	547,593,316	511,013,502	78,234,066	84,213,298

End of period	$521,468,714	$547,593,316	$57,410,275	$78,234,066

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	30,620	1,685	—	37
Class I	6,047,425	11,871,262	376,360	1,322,236
Distributions reinvested
Class A	2,231	7,288	1,313	2,972
Class I	371,842	871,124	26,180	63,957
Shares redeemed
Class A	(92,207)	(76,924)	(13,696)	(22,837)
Class I	(11,172,743)	(9,994,150)	(2,673,353)	(2,178,321)

Net change in shares outstanding	(4,812,832)	2,680,285	(2,283,196)	(811,956)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

41	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Short-Term Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income	$503,942	$952,231	$3,210,596	$6,416,840
Net realized gain (loss) on investments	187,975	(38,585)	6,479,178	(1,107,171)
Net change in unrealized appreciation (depreciation) of investments	443,925	597,429	248,730	10,793,163

Change in net assets resulting from operations	1,135,842	1,511,075	9,938,504	16,102,832

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(51,655)	(99,944)	(259,805)	(563,006)
Class I	(467,751)	(895,616)	(2,950,673)	(5,853,785)

Total distributions to shareholders	(519,406)	(995,560)	(3,210,478)	(6,416,791)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	208,930	74,892	587,028	1,699,985
Class I	2,471,772	5,708,451	26,287,643	63,656,782
Distributions reinvested
Class A	29,093	58,683	165,934	388,942
Class I	346,006	670,649	588,590	1,213,440
Cost of shares redeemed
Class A	(389,682)	(669,577)	(4,933,458)	(3,105,599)
Class I	(3,819,639)	(8,450,775)	(25,569,433)	(72,732,636)

Change in net assets resulting from share transactions	(1,153,520)	(2,607,677)	(2,873,696)	(8,879,086)

Change in net assets	(537,084)	(2,092,162)	3,854,330	806,955
NET ASSETS:
Beginning of period	50,190,103	52,282,265	289,850,340	289,043,385

End of period	$49,653,019	$50,190,103	$293,704,670	$289,850,340

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	20,811	7,559	43,874	130,470
Class I	246,218	578,127	1,952,373	4,924,521
Distributions reinvested
Class A	2,899	5,942	12,275	30,050
Class I	34,480	67,894	43,517	93,733
Shares redeemed
Class A	(38,816)	(67,813)	(367,767)	(240,855)
Class I	(381,142)	(856,513)	(1,896,565)	(5,629,723)

Net change in shares outstanding	(115,550)	(264,804)	(212,293)	(691,804)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	42

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income	$522,540	$1,137,338
Net realized gain (loss) on investments	555,317	(111,847)
Net change in unrealized appreciation (depreciation) of investments	774,130	2,335,071

Change in net assets resulting from operations	1,851,987	3,360,562

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(60,787)	(299,755)
Class I	(461,736)	(1,557,516)

Total distributions to shareholders	(522,523)	(1,857,271)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	56,403	9,751
Class I	4,077,705	9,899,212
Distributions reinvested
Class A	41,308	214,690
Class I	307,137	1,113,821
Cost of shares redeemed
Class A	(815,117)	(6,678,046)
Class I	(4,844,110)	(15,542,310)

Change in net assets resulting from share transactions	(1,176,674)	(10,982,882)

Change in net assets	152,790	(9,479,591)
NET ASSETS:
Beginning of period	62,009,461	71,489,052

End of period	$62,162,251	$62,009,461

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	5,355	951
Class I	383,637	963,442
Distributions reinvested
Class A	3,878	21,050
Class I	28,807	109,095
Shares redeemed
Class A	(77,002)	(654,431)
Class I	(454,753)	(1,516,450)

Net change in shares outstanding	(110,078)	(1,076,343)

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

43	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.71		$9.51	$9.78	$9.94	$9.95	$9.80
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.21	0.18	0.16	0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.21	(0.26)	(0.14)	0.02	0.19

Total Income (Loss) From Operations	0.50		0.42	(0.08)	0.02	0.20	0.36

Less Distributions From:
Net Investment Income	(0.11)		(0.22)	(0.19)	(0.18)	(0.20)	(0.19)
Net Realized Gains	—		—	—	—	(0.01)	(0.02)

Total Distributions	(0.11)		(0.22)	(0.19)	(0.18)	(0.21)	(0.21)

Net Asset Value, End of Period	$10.10		$9.71	$9.51	$9.78	$9.94	$9.95

Total Return(b)	5.18%		4.45%	(0.81)%	0.22%	2.03%	3.69%
Net Assets, End of Period (000’s)	$3,041		$3,501	$4,074	$4,503	$5,206	$5,726
Ratios to Average Net Assets
Gross Expense	1.08	%(c)	1.08%	1.09%	1.09%	1.10%	1.12%
Net Expenses(d)	0.83	%(c)	0.83%	0.87%	0.89%	0.88%	0.94%
Net Investment Income	2.11	%(c)	2.18%	1.82%	1.62%	1.85%	1.74%
Portfolio Turnover Rate	17%		36%	34%	32%	44%	45%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.55		$9.35	$9.62	$9.78	$9.79	$9.63
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.24	0.21	0.19	0.21	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.21	(0.26)	(0.14)	0.02	0.20

Total Income (Loss) From Operations	0.51		0.45	(0.05)	0.05	0.23	0.40

Less Distributions From:
Net Investment Income	(0.13)		(0.25)	(0.22)	(0.21)	(0.23)	(0.22)
Net Realized Gains	—		—	—	—	(0.01)	(0.02)

Total Distributions	(0.13)		(0.25)	(0.22)	(0.21)	(0.24)	(0.24)

Net Asset Value, End of Period	$9.93		$9.55	$9.35	$9.62	$9.78	$9.79

Total Return(b)	5.32%		4.84%	(0.52)%	0.54%	2.38%	4.19%
Net Assets, End of Period (000’s)	$518,428		$544,092	$506,940	$503,184	$409,975	$413,310
Ratios to Average Net Assets
Gross Expense	0.83	%(c)	0.83%	0.84%	0.84%	0.85%	0.88%
Net Expenses(d)	0.49	%(c)	0.49%	0.53%	0.55%	0.55%	0.60%
Net Investment Income	2.45	%(c)	2.52%	2.18%	1.96%	2.15%	2.07%
Portfolio Turnover Rate	17%		36%	34%	32%	44%	45%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	44

For a share outstanding throughout each period:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.81		$9.58	$9.88	$10.01	$10.02	$10.10
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.19	0.16	0.13	0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.27		0.23	(0.27)	(0.12)	0.03	0.09

Total Income (Loss) From Operations	0.37		0.42	(0.11)	0.01	0.16	0.22

Less Distributions From:
Net Investment Income	(0.10)		(0.19)	(0.16)	(0.13)	(0.13)	(0.13)
Net Realized Gains	—		0.00 (b)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.10)		(0.19)	(0.19)	(0.14)	(0.17)	(0.30)

Net Asset Value, End of Period	$10.08		$9.81	$9.58	$9.88	$10.01	$10.02

Total Return(c)	3.76%		4.47%	(1.14)%	0.16%	1.62%	2.14%
Net Assets, End of Period (000’s)	$1,688		$1,763	$1,912	$2,765	$3,509	$4,389
Ratios to Average Net Assets
Gross Expense	1.42	%(d)	1.32%	1.26%	1.18%	1.18%	1.15%
Net Expenses(e)	0.80	%(d)	0.80%	0.83%	0.86%	0.85%	0.89%
Net Investment Income	1.94	%(d)	1.96%	1.65%	1.32%	1.34%	1.25%
Portfolio Turnover Rate	16%		25%	30%	39%	32%	45%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.81		$9.59	$9.88	$10.02	$10.03	$10.10
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.22	0.19	0.17	0.17	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.28		0.22	(0.26)	(0.13)	0.03	0.10

Total Income (Loss) From Operations	0.39		0.44	(0.07)	0.04	0.20	0.26

Less Distributions From:
Net Investment Income	(0.11)		(0.22)	(0.19)	(0.17)	(0.17)	(0.16)
Net Realized Gains	—		0.00 (b)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.11)		(0.22)	(0.22)	(0.18)	(0.21)	(0.33)

Net Asset Value, End of Period	$10.09		$9.81	$9.59	$9.88	$10.02	$10.03

Total Return(c)	4.02%		4.68%	(0.72)%	0.40%	1.94%	2.57%
Net Assets, End of Period (000’s)	$55,722		$76,471	$82,301	$127,103	$120,406	$126,574
Ratios to Average Net Assets
Gross Expense	1.17	%(d)	1.07%	1.01%	0.93%	0.93%	0.93%
Net Expenses(e)	0.49	%(d)	0.49%	0.52%	0.53%	0.53%	0.57%
Net Investment Income	2.25	%(d)	2.26%	1.96%	1.66%	1.66%	1.57%
Portfolio Turnover Rate	16%		25%	30%	39%	32%	45%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

45	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON SHORT-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.95		$9.85	$9.99	$10.07	$10.10	$10.23
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.16	0.12	0.10	0.07	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.11	(0.12)	(0.06)	0.02	(0.02)

Total Income (Loss) From Operations	0.21		0.27	0.00 (b)	0.04	0.09	0.05

Less Distributions From:
Net Investment Income	(0.09)		(0.17)	(0.14)	(0.12)	(0.10)	(0.06)
Net Realized Gains	—		—	—	—	(0.02)	(0.12)

Total Distributions	(0.09)		(0.17)	(0.14)	(0.12)	(0.12)	(0.18)

Net Asset Value, End of Period	$10.07		$9.95	$9.85	$9.99	$10.07	$10.10

Total Return(c)	2.15%		2.79%	(0.03)%	0.43%	0.87%	0.51%
Net Assets, End of Period (000’s)	$5,411		$5,494	$5,973	$6,628	$7,796	$10,495
Ratios to Average Net Assets
Gross Expense	1.46	%(d)	1.42%	1.37%	1.23%	1.11%	1.17%
Net Expenses(e)	0.73	%(d)	0.73%	0.73%	0.73%	0.73%	0.78%
Net Investment Income	1.79	%(d)	1.65%	1.22%	0.96%	0.71%	0.71%
Portfolio Turnover Rate	94%		67%	42%	72%	104%	138%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$9.95		$9.85	$9.99	$10.07	$10.10	$10.23
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.19	0.15	0.12	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.11	(0.13)	(0.05)	0.01	0.00 (b)

Total Income (Loss) From Operations	0.23		0.30	0.02	0.07	0.11	0.08

Less Distributions From:
Net Investment Income	(0.11)		(0.20)	(0.16)	(0.15)	(0.12)	(0.09)
Net Realized Gains	—		—	—	—	(0.02)	(0.12)

Total Distributions	(0.11)		(0.20)	(0.16)	(0.15)	(0.14)	(0.21)

Net Asset Value, End of Period	$10.07		$9.95	$9.85	$9.99	$10.07	$10.10

Total Return(c)	2.28%		3.04%	0.22%	0.68%	1.12%	0.76%
Net Assets, End of Period (000’s)	$44,242		$44,696	$46,309	$64,706	$160,541	$166,939
Ratios to Average Net Assets
Gross Expense	1.21	%(d)	1.17%	1.11%	0.98%	0.86%	0.96%
Net Expenses(e)	0.48	%(d)	0.48%	0.48%	0.48%	0.48%	0.56%
Net Investment Income	2.04	%(d)	1.90%	1.46%	1.19%	0.97%	0.81%
Portfolio Turnover Rate	94%		67%	42%	72%	104%	138%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	46

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$13.22		$12.78	$13.14	$13.54	$13.41	$13.40
Income (Loss) From Operations:
Net Investment Income(a)	0.13		0.26	0.22	0.22	0.23	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.31		0.44	(0.26)	(0.31)	0.37	0.13

Total Income (Loss) From Operations	0.44		0.70	(0.04)	(0.09)	0.60	0.38

Less Distributions From:
Net Investment Income	(0.13)		(0.26)	(0.22)	(0.22)	(0.23)	(0.25)
Net Realized Gains	—		—	(0.10)	(0.09)	(0.24)	(0.12)

Total Distributions	(0.13)		(0.26)	(0.32)	(0.31)	(0.47)	(0.37)

Net Asset Value, End of Period	$13.53		$13.22	$12.78	$13.14	$13.54	$13.41

Total Return(b)	3.35%		5.52%	(0.29)%	(0.65)%	4.55%	2.83%
Net Assets, End of Period (000’s)	$25,508		$29,050	$29,109	$31,951	$38,182	$41,607
Ratios to Average Net Assets
Gross Expense	1.10	%(c)	1.10%	1.10%	1.09%	1.09%	1.12%
Net Expenses(d)	0.74	%(c)	0.74%	0.74%	0.74%	0.74%	0.79%
Net Investment Income	1.95	%(c)	1.99%	1.70%	1.62%	1.69%	1.84%
Portfolio Turnover Rate	59%		83%	79%	40%	32%	50%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$13.23		$12.79	$13.15	$13.55	$13.42	$13.40
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.29	0.26	0.25	0.26	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.31		0.44	(0.26)	(0.31)	0.37	0.15

Total Income (Loss) From Operations	0.46		0.73	0.00 (e)	(0.06)	0.63	0.43

Less Distributions From:
Net Investment Income	(0.15)		(0.29)	(0.26)	(0.25)	(0.26)	(0.29)
Net Realized Gains	—		—	(0.10)	(0.09)	(0.24)	(0.12)

Total Distributions	(0.15)		(0.29)	(0.36)	(0.34)	(0.50)	(0.41)

Net Asset Value, End of Period	$13.54		$13.23	$12.79	$13.15	$13.55	$13.42

Total Return(b)	3.48%		5.78%	(0.03)%	(0.39)%	4.81%	3.17%
Net Assets, End of Period (000’s)	$268,197		$260,800	$259,934	$263,825	$267,864	$259,904
Ratios to Average Net Assets
Gross Expense	0.85	%(c)	0.85%	0.85%	0.84%	0.84%	0.88%
Net Expenses(d)	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	0.55%
Net Investment Income	2.20	%(c)	2.24%	1.95%	1.87%	1.94%	2.11%
Portfolio Turnover Rate	59%		83%	79%	40%	32%	50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)	Represents less than $0.005.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

47	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$10.43		$10.18	$10.56	$10.91	$10.66	$10.56
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.15	0.15	0.16	0.19	0.21
Net Realized and Unrealized Gain (Loss)
on Investments	0.22		0.36	(0.22)	(0.25)	0.27	0.10

Total Income (Loss) From Operations	0.30		0.51	(0.07)	(0.09)	0.46	0.31

Less Distributions From:
Net Investment Income	(0.08)		(0.15)	(0.15)	(0.16)	(0.19)	(0.21)
Net Realized Gains	—		(0.11)	(0.16)	(0.10)	(0.02)	—

Total Distributions	(0.08)		(0.26)	(0.31)	(0.26)	(0.21)	(0.21)

Net Asset Value, End of Period	$10.65		$10.43	$10.18	$10.56	$10.91	$10.66

Total Return(b)	2.85%		5.16%	(0.75)%	(0.81)%	4.32%	2.91%
Net Assets, End of Period (000’s)	$8,093		$8,630	$14,863	$17,554	$20,197	$22,691
Ratios to Average Net Assets
Gross Expense	1.37	%(c)	1.33%	1.28%	1.24%	1.22%	1.22%
Net Expenses(d)	0.83	%(c)	0.83%	0.84%	0.84%	0.84%	0.84%
Net Investment Income	1.44	%(c)	1.50%	1.43%	1.50%	1.76%	1.93%
Portfolio Turnover Rate	35%		45%	64%	32%	24%	31%

CLASS I	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$10.43		$10.19	$10.57	$10.92	$10.67	$10.57
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.18	0.18	0.19	0.22	0.23
Net Realized and Unrealized Gain (Loss)
on Investments	0.23		0.35	(0.22)	(0.25)	0.27	0.10

Total Income (Loss) From Operations	0.32		0.53	(0.04)	(0.06)	0.49	0.33

Less Distributions From:
Net Investment Income	(0.09)		(0.18)	(0.18)	(0.19)	(0.22)	(0.23)
Net Realized Gains	—		(0.11)	(0.16)	(0.10)	(0.02)	—

Total Distributions	(0.09)		(0.29)	(0.34)	(0.29)	(0.24)	(0.23)

Net Asset Value, End of Period	$10.66		$10.43	$10.19	$10.57	$10.92	$10.67

Total Return(b)	3.07%		5.32%	(0.50)%	(0.55)%	4.58%	3.17%
Net Assets, End of Period (000’s)	$54,069		$53,379	$56,626	$67,991	$63,704	$63,702
Ratios to Average Net Assets
Gross Expense	1.12	%(c)	1.09%	1.03%	0.99%	0.98%	0.97%
Net Expenses(d)	0.58	%(c)	0.58%	0.59%	0.59%	0.59%	0.59%
Net Investment Income	1.69	%(c)	1.76%	1.68%	1.75%	2.01%	2.18%
Portfolio Turnover Rate	35%		45%	64%	32%	24%	31%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	48

Wilmington Funds

October 31, 2019 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 5 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

49	NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund
Bank of Montreal	$947,421	$947,421	$—	$—
BNP Paribas SA	3,681,034	3,681,034	—	—
Citigroup Global Markets Ltd.	3,681,034	3,681,034	—	—
Daiwa Capital Markets America	3,681,034	3,681,034	—	—
ING Financial Markets LLC	3,681,034	3,681,034	—	—
RBC Dominion Securities, Inc.	3,681,034	3,681,034	—	—

	$19,352,591	$19,352,591	$—	$—

Intermediate-Term Bond Fund
Bank of Montreal	62,512	62,512	—	—
BNP Paribas SA	241,122	241,122	—	—
Citigroup Global Markets Ltd.	241,122	241,122	—	—
Daiwa Capital Markets America	241,122	241,122	—	—
ING Financial Markets LLC	241,122	241,122	—	—
RBC Dominion Securities, Inc.	241,122	241,122	—	—

	$1,268,122	$1,268,122	$—	$—

Short-Term Bond Fund
Bank of Montreal	53,413	53,413	—	—
BNP Paribas SA	204,161	204,161	—	—
Citigroup Global Markets Ltd.	204,161	204,161	—	—
Daiwa Capital Markets America	204,161	204,161	—	—
ING Financial Markets LLC	204,161	204,161	—	—
RBC Dominion Securities, Inc.	204,161	204,161	—	—

	$1,074,218	$1,074,218	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	50

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2019, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2019.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

51	NOTES TO FINANCIAL STATEMENTS (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2019, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund	$18,943,623	$18,943,623	$—

Intermediate-Term Bond Fund	1,237,435	1,237,435	—

Short-Term Bond Fund	1,043,009	1,043,009	—

(1)	Collateral with a value of $19,352,591, $1,268,122 and $1,074,218, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2018, 2017 and 2016, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal year ends were as follows:

Fund	Ordinary Income*	2019 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2018 Tax Exempt Income	Long-Term Capital Gains
Broad Market Bond Fund	$13,684,821	$—	$—	$11,690,654	$—	$—

Intermediate-Term Bond Fund	1,814,403	—	31,638	1,865,232	—	238,806

Short-Term Bond Fund	995,560	—	—	1,020,572	—	—

Municipal Bond Fund	105,114	6,311,677	—	72,377	5,581,748	2,297,416

New York Municipal Bond Fund	40,199	1,097,326	719,746	86,820	1,270,962	1,114,523

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2019, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
Broad Market
Bond Fund	$1,229,259	$—	$—	$(1,204,572)	$1,570,198	$(2,591,828)	$—

Intermediate-Term
Bond Fund	149,204	—	—	(148,660)	354,686	(118,974)	—

Short-Term
Bond Fund	88,521	—	—	(83,834)	122,323	(1,456,321)	—

Municipal Bond Fund	—	535,913	—	(537,419)	8,793,170	(1,786,402)	—

New York Municipal
Bond Fund	—	85,827	—	(86,077)	1,252,207	(131,098)	—

At April 30, 2019, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Broad Market Bond Fund	$740,581	$1,851,247	$2,591,828

Intermediate-Term Bond Fund	6,390	112,584	118,974

Short-Term Bond Fund	595,448	860,873	1,456,321

Municipal Bond Fund	1,786,402	—	1,786,402

New York Municipal Bond

Fund	125,109	5,989	131,098

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	52

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2020, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Contractual Expense Limitations

Fund	Class A	Class I
Broad Market Bond Fund	0.84%	0.49%
Intermediate-Term Bond Fund	0.84%	0.49%
Short-Term Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund*	0.82%	0.57%

*	Prior to August 31, 2019, the New York Municipal Bond Fund’s contractual expense limitation was 0.83% and 0.58% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2019, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

53	NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2019, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees from Class A
Broad Market Bond Fund	$ 2,835
Intermediate-Term Bond Fund	1,132
Short-Term Bond Fund	4,946
Municipal Bond Fund	27,744
New York Municipal Bond Fund	8,998

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2019, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$347
Short-Term Bond Fund	67
Municipal Bond Fund	718
New York Municipal Bond Fund	302

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2019, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$1,034
Intermediate-Term Bond Fund	375

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2019 were as follows:

	Investments

Fund	Purchases	Sales
Broad Market Bond Fund	$74,988,941	$124,696,128
Intermediate-Term Bond Fund	7,417,799	22,392,793
Short-Term Bond Fund	14,482,199	12,312,048
Municipal Bond Fund	168,863,351	170,420,644
New York Municipal Bond Fund	22,487,906	21,196,910

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2019 were as follows:

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	54

Fund	U.S. Government Securities
	Purchases	Sales
Broad Market Bond Fund	$9,598,682	$14,797,708
Intermediate-Term Bond Fund	2,689,551	10,256,590
Short-Term Bond Fund	27,235,377	30,484,341

6.	CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 15.3% of New York Municipal Bond Fund’s total market value of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 2, 2020.

The Trust did not utilize the LOC for the six months ended October 31, 2019.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has elected to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

9.	OTHER FUND INFORMATION

At a meeting held on June 5, 2019, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2020. During the fiscal years ended April 30, 2019 and 2018, Ernst & Young LLP (“E&Y”) audit reports on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the each Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

55

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 4–5, 2019 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into three Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 19, 2019, the Board held a special telephonic meeting with personnel of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (together, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 21, 2019, the Board held a special telephonic meeting with personnel of the Adviser and Counsel, after which the Independent Trustees met in executive session with Counsel, to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate. The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and;

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT	56

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and that the Fund’s total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board considered management’s views concerning the markets for fixed income securities and that the Fund’s underperformance could be attributed to the Fund’s strategy of maintaining a shorter duration than the index; and its conservative management relative to its peers, including its overweight to the very short end of the yield curve, which underperformed on a duration-neutral basis. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and five-year periods and below the peer group average for the three-year period ended June 30, 2019. The Board considered management’s views concerning the markets for fixed income securities and that the Fund’s underperformance could be attributed to the Fund’s conservative management relative to its peers, including its strategy of maintaining a shorter duration than its benchmark and that the Fund outperformed its benchmark for the one- and five-year periods ended June 30, 2019. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Short-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board considered management’s views concerning the markets for fixed income securities and that the Fund’s underperformance could be attributed to the Fund’s conservative management relative to its peers, including its shorter duration when compared to that of its benchmark as interest rates decreased. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

57

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

For periods prior to the quarter ending July 31, 2019, the Funds have filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov.

Effective July 31, 2019, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

58

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

59

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor	Distributor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-FI-1019

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

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i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2019, through October 31, 2019. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

The U.S. economy continued to expand, albeit at a more modest pace than in 2018, as robust consumer spending and a strong labor market offset weakness in the manufacturing sector and business investment. After an upbeat start to the year, growth in U.S. Gross Domestic Product (“GDP”) maintained a positive trajectory, but decelerated, posting quarter-over-quarter annualized growth rates of 2.0% and 1.9% in the second and third quarters, respectively. An escalating trade war with China and fears that a global slowdown might spread contagion to the United States, led the Federal Reserve (“the Fed”) to cut interest rates three times this year to a range of 1.50%-1.75%. The U.S. labor market tightened further, dropping to a 3.6% unemployment rate, a near five-decade low. Although wage growth began to show signs of life, inflation drifted below the Fed’s 2% target with the Core Personal Consumption Expenditure Price Index1 (excludes the volatile components of food and energy) dropping to 1.7%. The Fed has signaled that they are on hold for now, and the market is not expecting cuts or hikes in the near term.

Economic activity outside of the U.S. was less encouraging, but downside risks appear to be receding. Growth in Europe was sluggish, while China expanded at its slowest pace in three decades. Heightened uncertainty and a decline in business investment—both byproducts of the U.S.-China trade war and Brexit—hit international economies the hardest, particularly in export-dependent countries such as Germany. Over the past month, the balance of risks has improved markedly with the U.S. and China moving toward a trade pact and a no-deal Brexit looking less likely. Synchronized easing across global central banks strengthens the case for a future recovery in economic activity, in our view.

Bond markets

Fixed income markets generated strong returns between May and October, as interest rates plummeted. The 30-year U.S. Treasury yield fell to an all-time low and the benchmark 10-year yield dropped by nearly a third alongside a flurry of dovish central bank activity. Global economic weakness, escalating trade tensions, and the inversion of the yield curve triggered a flight to quality that benefited taxable investment-grade credit over high yield. Tax-exempt bonds performed well as strong inflows outpaced new supply, which was below historical levels.

For the six-month period May 1, 2019 to October 31, 2019, certain Bloomberg Barclays indices performed as follows:2

Bloomberg Barclays U.S. Treasury Bond Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]	Bloomberg Barclays U.S. Credit Bond Index[5]	Bloomberg Barclays Municipal Bond Index[6]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[7]
5.85%	5.71%	7.46%	3.54%	2.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

ii

Equity markets

After a solid start to the year, U.S. large-cap equities retained leadership during this period as better-than-feared corporate earnings, supportive monetary policy, and trade optimism contributed to strong returns. Equity markets were particularly volatile. The CBOE Volatility Index8 (VIX) hit its highest level of the year in early August, while three major pullbacks impacted the key regions. International equity markets, which are more leveraged to global trade, struggled to keep pace with the U.S. emerging markets, as a strong U.S. dollar and investors’ preference for safe-haven assets served as critical headwinds. A retrenchment in economic activity throughout the period hurt U.S. small-cap stocks, which are more cyclical than large-cap peers. The strongest leg of performance for all segments came with a recent easing of geopolitical tensions as renewed risk appetite supported outperformance of international and U.S. small-cap equities later in the period.

For the six-month period May 1, 2019 to October 31, 2019, certain stock market indices performed as follows:

	Russell		MSCI Emerging
S&P 500®	2000®	MSCI EAFE	Markets (Net)
Index[9]	Index[10]	(Net) Index[11]	Index[12]
4.16%	-1.09%	3.35%	-1.67%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2019

October 31, 2019 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

1. The Core Personal Consumption Expenditures Price Index, also known as the core PCE price index, is released as part of the monthly Personal Income and Outlays report. The core index makes it easier to see the underlying inflation trend by excluding two categories – food and energy – where prices tend to swing up and down more dramatically and more often than other prices. The core PCE price index is closely watched by the Federal Reserve as it conducts monetary policy.

2. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3. Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4. Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5. Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6. Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7. Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8. The CBOE Volatility Index, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of U.S. stock market risk and investors’ sentiments.

9. The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

11. MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12. MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2019 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,008.30	$3.13	0.62%
Institutional Class	$1,000.00	$1,010.10	$1.36	0.27%
Select Class	$1,000.00	$1,009.60	$1.87	0.37%
Service Class	$1,000.00	$1,007.60	$3.89	0.77%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,022.02	$3.15	0.62%
Institutional Class	$1,000.00	$1,023.78	$1.37	0.27%
Select Class	$1,000.00	$1,023.28	$1.88	0.37%
Service Class	$1,000.00	$1,021.27	$3.91	0.77%
WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,008.20	$3.03	0.60%
Institutional Class[3]	$1,000.00	$1,000.70	$0.11	0.25%
Select Class	$1,000.00	$1,009.50	$1.77	0.35%
Service Class	$1,000.00	$1,007.50	$3.78	0.75%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class[3]	$1,000.00	$1,023.88	$1.27	0.25%
Select Class	$1,000.00	$1,023.38	$1.78	0.35%
Service Class	$1,000.00	$1,021.37	$3.81	0.75%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

(3)

The class commenced operations on October 16, 2019. The ending account value for Actual uses the performance since inception and is not annualized and the expenses paid during the period for Actual are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 16/366 (to reflect the actual days since inception).

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Government Agency Obligations	51.8%
Repurchase Agreements	38.6%
U.S. Treasury Obligations	9.0%
Money Market Funds	0.7%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 51.8%

FEDERAL FARM CREDIT BANK (FFCB) – 6.7%

2.19%, 12/09/19‡	$47,000,000	$46,893,832

1.99%, 1/02/20‡	15,000,000	14,949,625

2.07%, 1/23/20‡	22,000,000	21,897,541

(U.S. Treasury 3 Month Bill Money Market Yield + 0.06%), 1.68%, 1/27/20Δ	50,000,000	49,989,805

2.02%, 2/03/20‡	25,000,000	24,871,403

1.68%, 2/20/20‡	64,000,000	63,674,400

(1 Month USD LIBOR + 0.05%), 1.89%, 2/21/20Δ	20,000,000	20,005,500

(1 Month USD LIBOR - 0.04%), 1.89%, 3/11/20Δ	35,000,000	34,999,513

1.87%, 4/16/20‡	50,000,000	49,577,861

(1 Month USD LIBOR - 0.01%), 1.90%, 9/15/20Δ	50,000,000	49,998,290

1.65%, 10/13/20	22,300,000	22,305,781

(3 Month USD LIBOR - 0.13%), 2.04%, 11/16/20Δ	50,000,000	49,996,091

(1 Month USD LIBOR + 0.01%), 1.93%, 1/12/21Δ	50,000,000	49,997,031

(SOFRRATE + 0.11%), 1.93%, 1/15/21Δ	20,000,000	20,000,000

(U.S. Treasury 3 Month Bill Money Market Yield + 0.23%), 1.86%, 5/26/21Δ	25,000,000	25,000,000

(U.S. Treasury 3 Month Bill Money Market Yield + 0.30%), 1.93%, 8/02/21Δ	25,000,000	25,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$569,156,673

Description	Par Value	Value

FEDERAL HOME LOAN BANK (FHLB) – 25.8%

(3 Month USD LIBOR - 0.13%), 2.13%, 11/01/19Δ	$100,000,000	$100,000,000

2.06%, 11/06/19‡	150,000,000	149,957,917

1.96%, 11/20/19‡	433,000,000	432,560,405

(1 Month USD LIBOR - 0.05%), 1.80%, 11/21/19Δ	50,000,000	50,000,000

1.76%, 11/22/19‡	69,000,000	68,930,247

(SOFRRATE + 0.02%), 1.84%, 11/27/19Δ	36,500,000	36,500,000

2.01%, 11/27/19‡	39,000,000	38,944,568

(SOFRRATE + 0.03%), 1.85%, 12/06/19Δ	60,000,000	60,000,000

1.73%, 12/10/19‡	100,000,000	99,815,834

1.98%, 12/11/19‡	74,400,000	74,239,544

1.98%, 12/13/19‡	49,500,000	49,387,676

1.73%, 1/03/20‡	50,000,000	49,851,250

1.71%, 1/08/20‡	85,615,000	85,343,315

1.68%, 1/10/20‡	88,431,000	88,147,284

1.67%, 1/17/20‡	50,000,000	49,824,076

(SOFRRATE + 0.01%), 1.83%, 1/17/20Δ	50,000,000	50,000,000

(SOFRRATE + 0.05%), 1.87%, 1/17/20Δ	45,000,000	45,000,000

1.69%, 1/21/20‡	100,000,000	99,627,625

1.66%, 1/29/20‡	50,000,000	49,798,885

1.65%, 2/25/20‡	100,000,000	99,478,000

(1 Month USD LIBOR + 0.05%), 1.87%, 3/23/20Δ	50,000,000	50,000,000

(SOFRRATE + 0.03%), 1.85%, 3/27/20Δ	19,000,000	19,000,000

1.66%, 4/22/20‡	79,000,000	78,385,744

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

3          PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

(SOFRRATE + 0.03%), 1.85%, 4/22/20Δ	$30,000,000	$30,000,000

1.65%, 4/29/20‡	26,000,000	25,790,700

(SOFRRATE + 0.02%), 1.84%, 5/22/20Δ	25,000,000	25,000,000

(SOFRRATE + 0.10%), 1.92%, 7/17/20Δ	30,000,000	30,000,000

(SOFRRATE + 0.04%), 1.86%, 8/25/20Δ	26,000,000	26,000,000

(SOFRRATE + 0.10%), 1.92%, 12/23/20Δ	90,400,000	90,400,000

(SOFRRATE + 0.04%), 1.86%, 2/09/21Δ	30,000,000	30,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,181,983,070

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 17.1%

2.19%, 11/13/19‡	150,000,000	149,893,000

2.19%, 11/19/19‡	64,731,000	64,661,738

1.96%, 12/12/19‡	50,000,000	49,890,667

2.08%, 12/18/19‡	75,000,000	74,801,229

1.88%, 1/02/20‡	50,000,000	49,841,556

1.91%, 1/17/20‡	150,000,000	149,400,042

1.94%, 1/21/20‡	126,294,000	125,754,093

1.67%, 1/22/20‡	133,334,000	132,834,709

1.87%, 1/24/20‡	100,000,000	99,573,000

(SOFRRATE + 0.00%), 1.82%, 2/12/20Δ	50,000,000	50,000,000

1.71%, 3/05/20‡	165,000,000	164,043,576

1.65%, 3/27/20‡	35,244,000	35,012,300

(SOFRRATE + 0.00%), 1.82%, 4/16/20Δ	50,000,000	50,000,000

(SOFRRATE + 0.01%), 1.83%, 5/13/20Δ	50,000,000	50,000,000

(SOFRRATE + 0.01%), 1.83%, 7/22/20Δ	100,000,000	100,000,000

(SOFRRATE + 0.03%), 1.85%, 8/21/20Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,445,705,910

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.2%

1.99%, 11/20/19‡	74,944,000	74,866,870

1.87%, 12/13/19‡	50,000,000	49,892,667

1.78%, 1/02/20‡	30,000,000	29,909,583

(3 Month USD LIBOR - 0.15%), 1.98%, 3/13/20Δ	37,400,000	37,396,215

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$192,065,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,388,910,988)		$4,388,910,988

U.S. TREASURY OBLIGATIONS – 9.0%

U.S. TREASURY BILLS – 3.8%

1.96%, 12/12/19‡	75,000,000	74,836,000

2.09%, 1/30/20‡	50,000,000	49,745,500

1.88%, 2/27/20‡	75,000,000	74,547,667

1.87%, 3/12/20‡	125,000,000	124,163,083

TOTAL U.S. TREASURY BILLS		$323,292,250

U.S. TREASURY NOTES – 5.2%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.00%), 1.64%, 1/31/20Δ	25,000,000	24,999,746

Description	Par Value	Value

(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 1.67%, 4/30/20Δ	$50,000,000	$50,001,654

1.38%, 5/31/20	50,000,000	49,922,481

1.50%, 7/15/20	75,000,000	74,931,552

(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20Δ	60,570,000	60,570,000

(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 1.78%, 4/30/21Δ	125,000,000	124,990,200

(U.S. Treasury 3 Month Bill Money Market Yield + 0.22%), 1.86%, 7/31/21Δ	49,934,000	49,946,823

TOTAL U.S. TREASURY NOTES		$435,362,456

TOTAL U.S. TREASURY OBLIGATIONS (COST $758,654,706)		$758,654,706

	Number of Shares

MONEY MARKET FUND – 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.73%^	63,754,975	$63,754,975

TOTAL MONEY MARKET FUND (COST $63,754,975)		$63,754,975

	Par Value

REPURCHASE AGREEMENTS – 38.6%

Credit Suisse First Boston LLC, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $370,017,781, collateralized by U.S. Treasury Securities and cash collateral, 0.00% to 7.50%, maturing 4/23/20 to 2/15/48; total market value of $374,907,356.	$370,000,000	$370,000,000

Deutsche Bank Securities, Inc., 1.72%, dated 10/31/19, due 11/01/19, repurchase price $420,020,067, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 11/07/19 to 2/15/43; total market value of $428,400,000.	420,000,000	420,000,000

Mizuho Securities USA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $450,021,625, collateralized by U.S. Government Agency, 2.89% to 3.50%, maturing 2/01/27 to 9/01/49; total market value of $459,000,001.	450,000,000	450,000,000

Mizuho Securities USA, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $475,022,826, collateralized by U.S. Treasury Security, 3.13%, maturing 11/15/28; total market value of $484,500,000.	475,000,000	475,000,000

RBC Capital Markets LLC, 1.73%, dated 10/31/19, due 11/01/19, repurchase price $1,000,048,056, collateralized by U.S. Government Agency & U.S. Treasury Securities, 0.00% to 5.00%, maturing 1/15/20 to 6/01/51; total market value of $1,020,000,000.	1,000,000,000	1,000,000,000

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS          4

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value
TD Securities, Inc., 1.75%, dated 10/31/19, due 11/01/19, repurchase price $550,026,736, collateralized by U.S. Government Agency, 3.00% to 4.50%, maturing 8/01/46 to 10/01/49; total market value of $566,500,001.	$550,000,000	$550,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,265,000,000)		$3,265,000,000

TOTAL INVESTMENTS – 100.1% (COST $8,476,320,669)		$8,476,320,669

OTHER LIABILITIES LESS ASSETS – (0.1)%		(8,839,972)

TOTAL NET ASSETS – 100.0%		$8,467,480,697

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$4,388,910,988	$—	$4,388,910,988

U.S. Treasury Obligations	—	758,654,706	—	758,654,706

Money Market Fund	63,754,975	—	—	63,754,975

Repurchase Agreements	—	3,265,000,000	—	3,265,000,000

Total	$63,754,975	$8,412,565,694	$—	$8,476,320,669

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2019, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	53.5%
Repurchase Agreements	47.9%
Other Assets and Liabilities – Net[1]	(1.4)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 53.5%

U.S. TREASURY BILLS – 38.7%

2.03%, 11/07/19‡	$47,300,000	$47,284,312

1.98%, 11/19/19‡	100,000,000	99,902,500

1.96%, 12/12/19‡	25,000,000	24,945,333

1.69%, 12/17/19‡	50,000,000	49,893,625

2.10%, 12/26/19‡	75,000,000	74,764,799

2.09%, 1/02/20‡	14,795,000	14,743,020

1.91%, 1/16/20‡	125,000,000	124,507,583

1.90%, 2/06/20‡	50,000,000	49,749,417

1.88%, 2/27/20‡	25,000,000	24,849,222

1.88%, 3/12/20‡	50,000,000	49,664,958

1.73%, 4/09/20‡	50,000,000	49,624,444

1.66%, 4/16/20‡	50,000,000	49,624,250

TOTAL U.S. TREASURY BILLS		$659,553,463

U.S. TREASURY NOTES – 14.8%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.00%), 1.64%, 1/31/20Δ	25,000,000	24,997,999

(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 1.67%, 4/30/20Δ	50,000,000	50,001,654

1.50%, 7/15/20	20,130,000	20,111,629

(U.S. Treasury 3 Month Bill Money Market Yield + 0.04%), 1.68%, 7/31/20Δ	50,000,000	49,964,468

(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20Δ	6,000,000	6,000,000

Description	Par Value	Value
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 1.78%, 4/30/21Δ	$100,000,000	$99,962,952

TOTAL U.S. TREASURY NOTES		$251,038,702

TOTAL U.S. TREASURY OBLIGATIONS (COST $910,592,165)		$910,592,165

REPURCHASE AGREEMENTS – 47.9%

Credit Suisse First Boston LLC, 1.73%, dated 10/31/19, due 11/1/19, repurchase price $155,007,449, collateralized by U.S. Treasury Securities, 1.50% to 2.88%, maturing 10/31/23 to 11/15/46; total market value of $158,107,640.	$155,000,000	$155,000,000

Deutsche Bank Securities, Inc., 1.72%, dated 10/31/19, due 11/1/19, repurchase price $85,004,061, collateralized by U.S. Treasury Securities, 1.63% to 7.88%, maturing 2/15/21 to 5/15/46; total market value of $86,700,014.	85,000,000	85,000,000

Mizuho Securities USA, 1.73%, dated 10/31/19, due 11/1/19, repurchase price $125,006,007, collateralized by U.S. Treasury Security, 3.13%, maturing 11/15/28; total market value of $127,500,000.	125,000,000	125,000,000

RBC Capital Markets LLC, 1.72%, dated 10/31/19, due 11/1/19, repurchase price $450,021,500, collateralized by U.S. Treasury Securities, 1.75% to 3.88%, maturing 8/15/21 to 4/15/29; total market value of $459,000,014.	450,000,000	450,000,000

TOTAL REPURCHASE AGREEMENTS (COST $815,000,000)		$815,000,000

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS          6

Wilmington U.S. Treasury Money Market Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 101.4% (COST $1,725,592,165)	$1,725,592,165

OTHER LIABILITIES LESS ASSETS – (1.4%)	(23,398,264)

TOTAL NET ASSETS – 100.0%	$1,702,193,901

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Obligations	$—	$910,592,165	$—	$910,592,165

Repurchase Agreements	—	815,000,000	—	815,000,000

Total	$—	$1,725,592,165	$—	$1,725,592,165

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown in the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC                    Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

7          STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2019 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$8,476,320,669	$1,725,592,165

Investments in repurchase agreements, at value	$3,265,000,000	$815,000,000
Investments in securities, at value	5,211,320,669	910,592,165

TOTAL INVESTMENTS	8,476,320,669	1,725,592,165

Income receivable	4,219,742	172,443
Receivable for shares sold	874,450	137,078
Prepaid assets	40,399	38,712

TOTAL ASSETS	8,481,455,260	1,725,940,398

LIABILITIES:
Payable to custodian	—	20,885,514
Payable for investments purchased	523,655	—
Income distribution payable	9,899,104	2,109,000
Payable for shares redeemed	—	96,588
Payable for Trustees’ fees	6,240	6,240
Payable for administrative personnel and services fees	207,142	43,084
Payable for distribution services fees	510,426	64,891
Payable for shareholder services fees	738,198	140,727
Payable for investment advisory fees	1,419,009	248,697
Other accrued expenses	670,789	151,756

TOTAL LIABILITIES	13,974,563	23,746,497

NET ASSETS	$8,467,480,697	$1,702,193,901

NET ASSETS CONSIST OF:
Paid-in capital	$8,467,449,670	$1,702,187,473
Distributable earnings (loss)	31,027	6,428

TOTAL NET ASSETS	$8,467,480,697	$1,702,193,901

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,476,526,424	$315,885,586

Shares outstanding (unlimited shares authorized)	1,476,767,844	315,923,154

Net Asset Value per share	$1.000	$1.000

Institutional Class
Net Assets	$1,064,530,843	$50,000

Shares outstanding (unlimited shares authorized)	1,064,592,915	50,000

Net Asset Value per share	$1.000	$1.000

Select Class
Net Assets	$4,756,668,030	$1,386,172,462

Shares outstanding (unlimited shares authorized)	4,757,111,619	1,386,183,350

Net Asset Value per share	$1.000	$1.000

Service Class
Net Assets	$1,169,755,400	$85,853

Shares outstanding (unlimited shares authorized)	1,169,709,687	85,851

Net Asset Value per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS           8

Six Months Ended October 31, 2019 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$570,920	$156,560
Interest	85,362,101	17,369,377

TOTAL INVESTMENT INCOME	85,933,021	17,525,937

EXPENSES:
Investment advisory fees	9,494,251	1,969,741
Administrative personnel and services fees	1,186,095	246,178
Portfolio accounting and administration fees	671,785	144,875
Transfer and dividend disbursing agent fees and expenses	33,321	6,697
Custodian fees	71,821	21,808
Trustees’ fees	27,166	27,166
Professional fees	49,312	45,298
Distribution services fee—Administrative Class	1,589,751	347,930
Distribution services fee—Service Class	1,417,444	135
Shareholder services fee— Administrative Class	1,589,751	347,930
Shareholder services fee— Select Class	5,380,087	1,621,669
Shareholder services fee— Service Class	1,417,444	135
Share registration costs	35,874	25,405
Printing and postage	86,757	8,836
Miscellaneous	185,939	61,331

TOTAL EXPENSES	23,236,798	4,875,134

Waiver/reimbursement by investment advisor	(1,588,528)	(587,592)
Waiver of shareholder services fee—Administrative Class	(952,279)	(208,471)
Waiver of shareholder services fee—Select Class	(3,223,327)	(973,587)
Waiver of shareholder services fee—Service Class	(454)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(5,764,588)	(1,769,650)

Net expenses	17,472,210	3,105,484

Net investment income	68,460,811	14,420,453

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	26,362	7,002

Net realized gain (loss) on investments	26,362	7,002

Change in net assets resulting from operations	$68,487,173	$14,427,455

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

9          STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
OPERATIONS:
Net investment income	$68,460,811	$112,042,656	$14,420,453	$22,930,187
Net realized gain (loss) on investments	26,362	6,231	7,002	6,288

Change in net assets resulting from operations	68,487,173	112,048,887	14,427,455	22,936,475

DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Class	(10,526,752)	(22,569,370)	(2,257,561)	(4,975,018)
Institutional Class	(8,710,790)	(10,428,860)	(36)	—
Select Class	(40,737,452)	(61,807,693)	(12,162,045)	(17,954,316)
Service Class	(8,485,817)	(17,236,747)	(811)	(854)

Total distributions to shareholders	(68,460,811)	(112,042,670)	(14,420,453)	(22,930,188)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,559,459,373	5,088,350,602	446,896,251	1,131,372,451
Institutional Class	1,899,186,086	1,585,136,902	50,000	—
Select Class	5,051,324,465	9,292,845,289	1,477,788,238	3,897,796,606
Service Class	1,660,464,976	3,125,890,676	101,000	151,887
Distributions reinvested
Administrative Class	481	1,085	25,856	24,993
Institutional Class	130,125	399,301	—	—
Select Class	3,579,132	5,136,312	873,959	1,891,396
Service Class	2,681,773	4,965,924	811	842
Cost of shares redeemed
Administrative Class	(2,380,223,167)	(4,987,743,339)	(414,361,363)	(1,188,864,124)
Institutional Class	(1,261,903,314)	(1,862,857,258)	—	—
Select Class	(4,708,365,719)	(8,161,827,482)	(1,296,134,049)	(3,486,260,690)
Service Class	(1,684,605,587)	(3,189,828,167)	(101,000)	(111,035)

Change in net assets resulting from share transactions	1,141,728,624	900,469,845	215,139,703	356,002,326

Change in net assets	1,141,754,986	900,476,062	215,146,705	356,008,613
NET ASSETS:
Beginning of period	7,325,725,711	6,425,249,649	1,487,047,196	1,131,038,583

End of period	$8,467,480,697	$7,325,725,711	$1,702,193,901	$1,487,047,196

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)          10

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,559,459,373	5,088,350,602	446,896,251	1,131,372,451
Institutional Class	1,899,186,086	1,585,136,902	50,000	—
Select Class	5,051,324,465	9,292,845,289	1,477,788,238	3,897,796,606
Service Class	1,660,464,976	3,125,890,676	101,000	151,887
Distributions reinvested
Administrative Class	481	1,085	25,856	24,993
Institutional Class	130,125	399,301	—	—
Select Class	3,579,132	5,136,312	873,959	1,891,396
Service Class	2,681,773	4,965,924	811	842
Shares redeemed
Administrative Class	(2,380,223,167)	(4,987,743,339)	(414,361,363)	(1,188,864,124)
Institutional Class	(1,261,903,314)	(1,862,857,258)	—	—
Select Class	(4,708,365,719)	(8,161,827,482)	(1,296,134,049)	(3,486,260,690)
Service Class	(1,684,605,587)	(3,189,828,167)	(101,000)	(111,035)

Net change in shares outstanding	1,141,728,624	900,469,845	215,139,703	356,002,326

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

11          FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.016	0.006	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.008		0.016	0.006	0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.008)		(0.016)	(0.006)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	0.83%		1.57%	0.56%	0.04%		0.02%		0.01%
Net Assets, End of Period (000’s)	$1,476,527		$1,297,285	$1,196,676	$1,516,147		$1,619,679		$1,556,286
Ratios to Average Net Assets
Gross Expense	0.81	%(b)	0.82%	0.82%	0.89%		0.97%		0.97%
Net Expenses(c)	0.62	%(b)	0.62%	0.62%	0.42%		0.18%		0.07%

Net Investment Income	1.66	%(b)	1.57%	0.54%	0.04%		0.02%		0.01%
INSTITUTIONAL CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.010		0.019	0.009	0.001		0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.010		0.019	0.009	0.001		0.000		0.000
Less Distributions From:
Net Investment Income	(0.010)		(0.019)	(0.009)	(0.001)		(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	1.01%		1.92%	0.91%	0.17%		0.02%		0.01%
Net Assets, End of Period (000’s)	$1,064,531		$427,114	$704,435	$359,524		$12,840		$26,079
Ratios to Average Net Assets
Gross Expense	0.31	%(b)	0.32%	0.32%	0.34%		0.47%		0.47%
Net Expenses(c)	0.27	%(b)	0.27%	0.27%	0.27%		0.13%		0.07%
Net Investment Income	1.97	%(b)	1.92%	0.97%	0.21%		0.01%		0.01%
SELECT CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.010		0.018	0.008	0.001		0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.010		0.018	0.008	0.001		0.000		0.000
Less Distributions From:
Net Investment Income	(0.010)		(0.018)	(0.008)	(0.001)		(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	0.96%		1.82%	0.81%	0.13%		0.02%		0.01%
Net Assets, End of Period (000’s)	$4,756,668		$4,410,116	$3,273,958	$3,671,694		$976,287		$1,005,503
Ratios to Average Net Assets
Gross Expense	0.56	%(b)	0.57%	0.57%	0.61%		0.72%		0.72%
Net Expenses(c)	0.37	%(b)	0.37%	0.37%	0.33%		0.18%		0.07%
Net Investment Income	1.89	%(b)	1.82%	0.80%	0.15%		0.02%		0.01%

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS          12

SERVICE CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.014	0.004	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.008		0.014	0.004	0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.008)		(0.014)	(0.004)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	0.76%		1.42%	0.41%	0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,169,755		$1,191,211	$1,250,181	$1,364,106		$794,950		$1,352,274
Ratios to Average Net Assets
Gross Expense	0.81	%(b)	0.82%	0.82%	0.88%		0.97%		0.97%
Net Expenses(c)	0.77	%(b)	0.77%	0.77%	0.46%		0.18%		0.07%
Net Investment Income	1.50	%(b)	1.41%	0.41%	0.01%		0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Annualized for periods less than one year.
(c)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

13          FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.016	0.006		0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.008		0.016	0.006		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.008)		(0.016)	(0.006)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	0.82%		1.58%	0.57%		0.03%		0.01%		0.00	%(b)
Net Assets, End of Period (000’s)	$315,886		$283,323	$340,788		$479,284		$646,349		$631,472
Ratios to Average Net Assets
Gross Expense	0.82	%(c)	0.83%	0.84%		0.91%		0.99%		0.98%
Net Expenses(d)	0.60	%(c)	0.60%	0.60%		0.39%		0.15%		0.06%
Net Investment Income	1.62	%(c)	1.54%	0.53%		0.03%		0.01%		0.00	%(b)
INSTITUTIONAL CLASS				For the Period October 16, 2019* through October 31, 2019 (Unaudited)
Net Asset Value, Beginning of Period				$1.000
Income (Loss) From Operations:
Net Investment Income				0.001
Net Realized Gain (Loss) on Investments				0.000	(a)
Total Income (Loss) From Operations				0.001
Less Distributions From:
Net Investment Income				(0.001)
Net Asset Value, End of Period				$1.000

Total Return				0.07%
Net Assets, End of Period (000’s)				$50
Ratios to Average Net Assets
Gross Expense				0.32	%(c)
Net Expenses(d)				0.25	%(c)
Net Investment Income				1.60	%(c)
SELECT CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.009		0.018	0.008		0.001		0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.009		0.018	0.008		0.001		0.000		0.000
Less Distributions From:
Net Investment Income	(0.009)		(0.018)	(0.008)		(0.001)		(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	0.95%		1.83%	0.82%		0.12%		0.01%		0.00	%(b)
Net Assets, End of Period (000’s)	$1,386,172		$1,203,639	$790,207		$311,815		$242,597		$264,955
Ratios to Average Net Assets
Gross Expense	0.57	%(c)	0.58%	0.59%		0.66%		0.74%		0.74%
Net Expenses(d)	0.35	%(c)	0.35%	0.35%		0.31%		0.15%		0.06%
Net Investment Income	1.87	%(c)	1.85%	0.89%		0.13%		0.01%		0.00	%(b)

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)          14

SERVICE CLASS	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.007		0.014	0.004	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.007		0.014	0.004	0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.007)		(0.014)	(0.004)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	0.75%		1.43%	0.42%	0.01%		0.01%		0.00	%(b)
Net Assets, End of Period (000’s)	$86		$85	$44	$31		$26		$18
Ratios to Average Net Assets
Gross Expense	0.82	%(c)	0.83%	0.84%	0.90%		0.97%		0.99%
Net Expenses(d)	0.75	%(c)	0.75%	0.74%	0.42%		0.17%		0.06%
Net Investment Income	1.50	%(c)	1.40%	0.44%	0.01%		0.01%		0.00	%(b)

(a)	Represents less than $0.001.
(b)	Represents less than 0.01%.
(c)	Annualized for periods less than one year.
(d)	The investment manager and other service providers voluntarily waived a portion of their fees.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

15          NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2019 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 10 funds are presented in separate reports.

Fund	Investment Goal
Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d)   Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)          16

the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
U.S. Government Money Market Fund
Credit Suisse First Boston LLC	$370,000,000	$370,000,000	$—	$—
Deutsche Bank Securities, Inc.	420,000,000	420,000,000	—	—
Mizuho Securities USA	475,000,000	475,000,000	—	—
Mizuho Securities USA	450,000,000	450,000,000	—	—
RBC Capital Markets LLC	1,000,000,000	1,000,000,000	—	—
TD Securities, Inc.	550,000,000	550,000,000	—	—

	$3,265,000,000	$3,265,000,000	$—	$—

U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	155,000,000	155,000,000	—	—
Deutsche Bank Securities, Inc.	85,000,000	85,000,000	—	—
Mizuho Securities USA	125,000,000	125,000,000	—	—
RBC Capital Markets LLC	450,000,000	450,000,000	—	—

	$815,000,000	$815,000,000	$—	$—

(1)   The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)   Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2019, the Funds did not incur any interest or penalties.

3.	FEDERAL TAX INFORMATION

As of April 30, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2018, 2017 and 2016, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the tax treatment of expiring capital loss carryforwards.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

17          NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2019		2018
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
U.S. Government Money Market Fund	$112,042,670	$—	$48,707,704	$—
U.S. Treasury Money Market Fund	22,930,188	—	6,980,169	—

*       For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2019, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
U.S. Government Money Market Fund	$11,706,352	$—	$(11,701,687)	$—	$ —	$—
U.S. Treasury Money Market Fund	2,586,530	—	(2,586,542)	—	(562)	—

At April 30, 2019, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
U.S. Treasury Money Market Fund	$562	$—	$562

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

During the six months ended October 31, 2019, WFMC has agreed to reduce its advisory fee and/or reimburse certain of the Funds’ operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2020, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Fund’s distributor will recoup previously waived fees/expenses in subsequent years.

	Contractual Current Expense
	Limitations
	Administrative	Institutional	Select	Service
Fund	Class	Class	Class	Class
U.S. Government Money Market Fund	0.62%	0.27%	0.37%	0.77%
U.S. Treasury Money Market Fund*	0.60%	0.25%	0.35%	0.75%

*      Effective October 16, 2019, the U.S. Treasury Money Market Fund launched a new Institutional Class.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)          18

fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administrative personnel and services fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion

	0.030%	on the next $2 billion

	0.025%	on the next $3 billion

	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion

	0.0150%	on the next $10 billion

	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2019, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2019, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the following Funds which are listed below:

Distribution
Fund	Fees
U.S. Government Money Market Fund	$3,002,218
U.S. Treasury Money Market Fund	345,058

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2019, M&T received a portion of the fees paid by the following Funds which are listed below:

Shareholder Services
Fund	Fee
U.S. Government Money Market Fund	$4,199,932
U.S. Treasury Money Market Fund	770,347

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

19          NOTES TO FINANCIAL STATEMENTS (continued)

5.	RISK

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

6.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 2, 2020.

The Trust did not utilize the LOC during the six months ended October 31, 2019.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has elected to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

8.	OTHER FUND INFORMATION

At a meeting held on June 5, 2019, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2020. During the fiscal years ended April 30, 2019 and 2018, Ernst & Young LLP (“E&Y”) audit reports on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the each Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

20

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 4–5, 2019 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into three Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 19, 2019, the Board held a special telephonic meeting with personnel of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (together, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 21, 2019, the Board held a special telephonic meeting with personnel of the Adviser and Counsel, after which the Independent Trustees met in executive session with Counsel, to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate. The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

21          DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund and management’s discussion of the Fund’s profitability relative to the money market fund marketplace. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively relative to its peers. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2019. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively relative to its peers. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

22

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

For periods prior to the quarter ending July 31, 2019, the Funds have filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov.

Effective July 31, 2019, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

23

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2019 (unaudited) / SEMI-ANNUAL REPORT

24

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890
Sub-Advisor	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890

Co-Administrator	Independent Registered Public Accounting Firm
Wilmington Funds Management Corp.	PricewaterhouseCoopers LLP
1100 North Market Street	Two Commerce Square
9th Floor	2001 Market Street, Suite 1800
Wilmington, DE 19890	Philadelphia, PA 19103
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

WT-SAR-MM-1019
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)(i)	Change in Auditor Disclosure

(a)(4)(ii)	Ernst & Young LLP Letter

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	January 9, 2020

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	January 9, 2020

*	Print the name and title of each signing officer under his or her signature.